Seasons Series Trust SA Allocation Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 59.4%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	484,663	$ 9,901,663
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	803,547	12,559,449
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	838,934	10,469,902
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	323,671	5,304,962
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	277,579	4,677,203
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	380,866	4,193,338
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	340,655	22,592,212
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	168,327	2,161,315
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	577,490	7,287,929
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	841,455	18,427,861
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	57,907	961,832
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	376,192	8,949,602
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	1,123,054	15,228,616
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	418,500	2,937,868
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	407,709	9,148,990
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	405,204	14,064,618
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	563,598	13,684,162
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	296,899	6,130,972
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	884,529	27,844,962
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	976,070	40,829,004
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	1,135,331	21,945,956
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	1,389,522	24,705,698
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	300,283	6,741,347
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	319,837	4,931,885
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	258,480	3,339,567
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	263,513	12,508,977
Total Domestic Equity Investment Companies (cost $274,917,487)		311,529,890
International Equity Investment Companies — 23.0%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,959,207	29,562,480
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	290,572	$ 4,771,199
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	957,397	20,746,790
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,413,369	21,765,879
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	688,005	6,425,969
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,470,147	16,642,059
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	464,316	7,354,762
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	931,632	13,005,586
Total International Equity Investment Companies (cost $103,542,605)		120,274,724
Domestic Fixed Income Investment Companies — 17.4%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	504,906	4,473,471
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,892,080	19,355,973
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	899,528	10,704,383
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,046,672	10,121,321
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	322,721	3,314,347
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,870,326	23,909,812
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	135,606	1,494,377
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,020,468	5,500,322
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	938,123	12,467,656
Total Domestic Fixed Income Investment Companies (cost $93,474,434)		91,341,662
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $1,135,399)	124,512	1,190,334
TOTAL INVESTMENTS (cost $473,069,925)	100.0%	524,336,610
Other assets less liabilities	(0.0)	(203,549)
NET ASSETS	100.0%	$524,133,061
#	The Seasons Series Trust SA Allocation Aggressive Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 4.

Seasons Series Trust SA Allocation Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$524,336,610	$—	$—	$524,336,610
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Fixed Income Investment Companies — 57.2%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	851,988	$ 7,548,609
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,231,296	33,056,154
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,429,665	17,013,012
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,634,958	15,810,048
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	641,102	6,584,121
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,620,582	38,489,448
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	227,903	2,511,491
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,562,808	8,423,533
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,511,991	20,094,362
Total Domestic Fixed Income Investment Companies (cost $156,693,586)		149,530,778
Domestic Equity Investment Companies — 32.2%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	127,804	2,611,025
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	208,584	3,260,174
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	228,149	2,847,300
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	79,384	1,301,110
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	74,475	1,254,903
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	108,933	1,199,357
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	78,138	5,182,123
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	78,108	1,002,910
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	185,268	2,338,082
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	216,725	4,746,280
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	20,608	342,299
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	118,592	2,821,307
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	262,218	3,555,673
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	64,920	455,737
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	120,602	2,706,302
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	115,457	4,007,494
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	133,462	3,240,455
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	96,320	1,989,006
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	233,896	$ 7,363,033
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	268,162	11,217,223
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	359,922	6,957,301
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	318,020	5,654,396
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	112,197	2,518,829
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	104,138	1,605,801
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	62,653	809,478
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	67,641	3,210,910
Total Domestic Equity Investment Companies (cost $73,535,366)		84,198,508
International Equity Investment Companies — 10.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	694,563	6,938,681
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	38,169	626,737
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	200,770	4,350,684
SunAmerica Series Trust SA International Index Portfolio, Class 1	300,216	4,623,328
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	109,017	1,018,219
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	325,437	3,683,954
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	151,067	2,392,902
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	239,171	3,338,825
Total International Equity Investment Companies (cost $23,268,705)		26,973,330
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $618,704)	67,849	648,639
TOTAL INVESTMENTS (cost $254,116,361)	100.0%	261,351,255
Other assets less liabilities	(0.0)	(125,075)
NET ASSETS	100.0%	$261,226,180
#	The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 4.

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$261,351,255	$—	$—	$261,351,255
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 43.4%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	214,434	$ 4,380,881
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	273,200	4,270,117
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	366,017	4,567,889
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	112,633	1,846,057
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	120,628	2,032,587
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	197,396	2,173,330
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	148,604	9,855,432
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	112,962	1,450,428
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	260,541	3,288,024
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	361,960	7,926,925
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	19,946	331,300
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	185,558	4,414,437
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	469,539	6,366,943
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	155,935	1,094,667
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	202,860	4,552,185
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	192,129	6,668,803
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	233,683	5,673,818
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	143,828	2,970,050
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	366,381	11,533,667
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	389,137	16,277,583
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	488,557	9,443,801
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	525,065	9,335,657
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	170,108	3,818,922
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	154,991	2,389,965
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	82,049	1,060,080
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	115,122	5,464,831
Total Domestic Equity Investment Companies (cost $115,781,947)		133,188,379
Domestic Fixed Income Investment Companies — 42.2%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	705,841	6,253,753
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,813,832	$ 28,785,501
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,276,363	15,188,720
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,455,085	14,070,674
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	486,971	5,001,193
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,988,287	33,222,432
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	251,907	2,776,010
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,354,441	7,300,433
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,284,908	17,076,431
Total Domestic Fixed Income Investment Companies (cost $136,069,761)		129,675,147
International Equity Investment Companies — 14.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,023,302	10,222,782
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	66,885	1,098,251
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	320,301	6,940,921
SunAmerica Series Trust SA International Index Portfolio, Class 1	541,082	8,332,669
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	209,821	1,959,731
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	519,894	5,885,197
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	221,139	3,502,842
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	417,673	5,830,721
Total International Equity Investment Companies (cost $38,225,344)		43,773,114
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $722,043)	79,182	756,978
TOTAL INVESTMENTS (cost $290,799,095)	100.0%	307,393,618
Other assets less liabilities	(0.0)	(141,086)
NET ASSETS	100.0%	$307,252,532
#	The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 4.

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$307,393,618	$—	$—	$307,393,618
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 49.3%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	419,409	$ 8,568,523
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	533,644	8,340,846
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	784,917	9,795,767
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	251,191	4,117,016
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	243,307	4,099,727
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	293,710	3,233,748
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	304,546	20,197,463
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	199,258	2,558,475
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	526,839	6,648,712
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	697,331	15,271,556
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	113,729	1,889,041
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	335,901	7,991,088
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	923,886	12,527,895
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	325,826	2,287,296
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	349,637	7,845,847
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	389,603	13,523,123
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	484,109	11,754,170
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	264,929	5,470,772
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	772,519	24,318,900
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	804,642	33,658,183
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	993,290	19,200,298
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	1,092,387	19,422,635
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	305,555	6,859,717
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	271,651	4,188,859
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	219,590	2,837,104
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	223,711	10,619,561
Total Domestic Equity Investment Companies (cost $231,188,540)		267,226,322
Domestic Fixed Income Investment Companies — 32.3%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	950,436	8,420,862
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,723,753	$ 38,093,995
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,702,133	20,255,377
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,975,655	19,104,582
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	653,802	6,714,551
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	5,588,416	46,551,505
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	288,935	3,184,069
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,821,644	9,818,659
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,720,688	22,867,946
Total Domestic Fixed Income Investment Companies (cost $184,432,570)		175,011,546
International Equity Investment Companies — 18.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,388,153	23,857,645
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	207,693	3,410,316
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	758,316	16,432,712
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,155,841	17,799,951
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	549,236	5,129,864
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,190,071	13,471,601
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	431,818	6,839,999
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	844,758	11,792,822
Total International Equity Investment Companies (cost $84,095,330)		98,734,910
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $1,238,738)	135,844	1,298,673
TOTAL INVESTMENTS (cost $500,955,178)	100.0%	542,271,451
Other assets less liabilities	(0.0)	(215,268)
NET ASSETS	100.0%	$542,056,183
#	The Seasons Series Trust SA Allocation Moderately Aggressive Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 4.

Seasons Series Trust SA Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$542,271,451	$—	$—	$542,271,451
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 9.5%
Banks — 2.9%
Bank of America Corp.
5.47%, 01/23/2035	$ 495,000	$ 508,532
Citibank, N.A.
4.88%, 11/19/2027	2,300,000	2,313,991
Citigroup, Inc.
5.83%, 02/13/2035	655,000	668,339
Goldman Sachs Group, Inc.
4.94%, 04/23/2028	714,000	719,565
JPMorgan Chase & Co.
4.51%, 10/22/2028	569,000	570,702
5.00%, 07/22/2030	1,500,000	1,527,393
5.30%, 07/24/2029	710,000	728,966
6.09%, 10/23/2029	1,482,000	1,557,666
M&T Bank Corp.
5.13%, 11/01/2026(1)	59,000	58,691
Morgan Stanley
4.99%, 04/12/2029	676,000	685,834
Truist Financial Corp.
6.12%, 10/28/2033	1,975,000	2,099,015
US Bank NA
4.51%, 10/22/2027	1,380,000	1,381,482
Wells Fargo & Co.
3.90%, 03/15/2026(1)	1,640,000	1,623,191
4.97%, 04/23/2029	1,025,000	1,039,343
5.39%, 04/24/2034	170,000	173,952
6.30%, 10/23/2029	250,000	264,222
		15,920,884
Biotechnology — 0.2%
Amgen, Inc.
5.25%, 03/02/2033	1,110,000	1,136,665
Computers — 0.4%
Apple, Inc.
4.20%, 05/12/2030	1,475,000	1,481,581
Hewlett Packard Enterprise Co.
4.40%, 09/25/2027	818,000	818,716
		2,300,297
Diversified Financial Services — 1.1%
American Express Co.
3.55%, 09/15/2026(1)	1,105,000	1,079,194
Atlas Warehouse Lending Co. LP
6.25%, 01/15/2030*	1,060,000	1,071,194
Capital One Financial Corp.
7.62%, 10/30/2031	1,620,000	1,830,350
Charles Schwab Corp.
4.00%, 06/01/2026(1)	1,070,000	1,053,931
5.00%, 06/01/2027(1)	1,095,000	1,091,141
		6,125,810
Electric — 0.9%
Duke Energy Corp.
5.45%, 06/15/2034	805,000	826,800
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	1,320,000	1,334,901
Oncor Electric Delivery Co. LLC
4.30%, 05/15/2028	2,175,000	2,184,953
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031*	297,000	302,174
		4,648,828
Security Description	Shares or Principal Amount	Value

Food — 0.3%
Mars, Inc.
5.20%, 03/01/2035*	$ 1,815,000	$ 1,836,742
Healthcare-Services — 0.6%
HCA, Inc.
5.25%, 03/01/2030	1,310,000	1,343,004
Roche Holdings, Inc.
2.31%, 03/10/2027*	1,820,000	1,771,735
		3,114,739
Insurance — 1.0%
American International Group, Inc.
5.13%, 03/27/2033	1,850,000	1,880,812
Athene Global Funding
4.86%, 08/27/2026*	1,370,000	1,375,835
5.35%, 07/09/2027*	1,056,000	1,072,397
GA Global Funding Trust
4.40%, 09/23/2027*	1,395,000	1,392,250
		5,721,294
Lodging — 0.1%
Hyatt Hotels Corp.
5.75%, 03/30/2032	525,000	538,974
Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp.
3.65%, 08/12/2025	2,870,000	2,867,478
Pharmaceuticals — 0.4%
AbbVie, Inc.
2.95%, 11/21/2026	1,180,000	1,160,444
CVS Health Corp.
5.25%, 02/21/2033	805,000	810,378
		1,970,822
REITS — 0.5%
Highwoods Realty LP
3.88%, 03/01/2027	1,410,000	1,384,051
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	1,620,000	1,597,166
		2,981,217
Semiconductors — 0.2%
Intel Corp.
2.45%, 11/15/2029	1,070,000	977,669
Software — 0.3%
Synopsys, Inc.
4.65%, 04/01/2028	795,000	803,093
4.85%, 04/01/2030	790,000	800,957
		1,604,050
Telecommunications — 0.1%
Motorola Solutions, Inc.
4.85%, 08/15/2030	770,000	778,296
Total Corporate Bonds & Notes (cost $52,088,012)		52,523,765
ASSET BACKED SECURITIES — 2.6%
Home Equity — 0.2%
RCKT Mtg. Trust VRS
Series 2024-CES3, Class A1A 6.59%, 05/25/2044*(2)	524,930	531,716

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity (continued)
Towd Point Mtg. Trust VRS
Series 2024-CES3, Class A1 6.29%, 05/25/2064*(2)	$ 719,523	$ 726,283
		1,257,999
Other Asset Backed Securities — 2.4%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class B 2.48%, 08/15/2046*	1,400,000	1,343,804
Cologix Data Centers US Issuer LLC
Series 2021-1A, Class A2 3.30%, 12/26/2051*	2,175,000	2,104,679
Greenwood Park CLO, Ltd. FRS
Series 2018-1A, Class A1 5.55%, (TSFR3M+1.29%), 04/15/2031*	426,669	426,907
Palmer Square CLO, Ltd. FRS
Series 2024-4A, Class A2 5.83%, (TSFR3M+1.50%), 01/15/2038*	775,000	775,719
Rockford Tower CLO, Ltd. FRS
Series 2017-2A, Class BR 6.02%, (TSFR3M+1.76%), 10/15/2029*	3,053,000	3,060,489
SCF Equipment Leasing LLC
Series 2024-1A, Class A3 5.52%, 01/20/2032*	1,150,000	1,181,889
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C 3.94%, 10/20/2038*	249,450	244,668
Stonepeak
Series 2021-1A, Class AA 2.30%, 02/28/2033*	627,106	600,468
Subway Funding LLC
Series 2024-1A, Class A2II 6.27%, 07/30/2054*	737,295	755,336
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.44%, 06/25/2054*	825,000	831,142
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	1,773,227	1,801,873
		13,126,974
Total Asset Backed Securities (cost $14,216,203)		14,384,973
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.4%
Commercial and Residential — 6.4%
BANK VRS
Series 2020-BN29, Class XA 1.41%, 11/15/2053(2)(3)	6,886,108	383,383
BANK5
Series 2024-5YR7, Class A3 5.77%, 06/15/2057	2,032,000	2,111,864
BANK5 Trust
Series 2024-5YR6, Class A3 6.23%, 05/15/2057	1,090,000	1,147,554
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	533,000	558,017
Benchmark Mtg. Trust VRS
Series 2024-V8, Class A3 6.19%, 07/15/2057(2)	1,886,000	1,989,326
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Chase Home Lending Mtg. Trust VRS
Series 2024-9, Class A4 5.50%, 09/25/2055*(2)	$ 1,531,263	$ 1,535,917
Series 2024-9, Class A6 5.50%, 09/25/2055*(2)	640,773	640,634
Series 2024-2, Class A4A 6.00%, 02/25/2055*(2)	555,464	560,812
Series 2024-10, Class A4 6.00%, 10/25/2055*(2)	1,361,026	1,374,511
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2024-CMI1, Class A11 5.50%, 06/25/2054*(2)	2,120,934	2,124,140
Connecticut Avenue Securities Trust FRS
Series 2022-R06, Class 1M1 7.06%, (SOFR30A+2.75%), 05/25/2042*	404,884	414,341
DBJPM Mtg. Trust
Series 2016-C1, Class AM 3.54%, 05/10/2049	2,961,000	2,887,493
Deephaven Residential Mtg. Trust
Series 2020-2, Class A3 2.86%, 05/25/2065*	209,848	209,045
GCAT Trust VRS
Series 2024-INV3, Class A6 5.50%, 09/25/2054*(2)	917,042	920,415
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2018-AON, Class A 4.13%, 07/05/2031*	2,899,000	2,659,831
JPMorgan Mtg. Trust VRS
Series 2024-9, Class A6 5.50%, 02/25/2055*(2)	1,094,373	1,092,631
Series 2024-10, Class A4 5.50%, 03/25/2055*(2)	1,332,200	1,335,013
Series 2024-10, Class A6 5.50%, 03/25/2055*(2)	978,952	977,762
Series 2024-6, Class A6 6.00%, 12/25/2054*(2)	703,013	705,630
Series 2024-11, Class A4 6.00%, 04/25/2055*(2)	2,062,907	2,082,664
Series 2024-11, Class A6 6.00%, 04/25/2055*(2)	848,365	853,552
Series 2024-INV1, Class A4 6.00%, 04/25/2055*(2)	1,213,473	1,227,037
OBX Trust VRS
Series 2024-J1, Class A5 5.50%, 09/25/2054*(2)	870,242	871,602
Provident Funding Mtg. Trust VRS
Series 2024-1, Class A3 5.50%, 12/25/2054*(2)	2,013,261	2,019,071
Rate Mtg. Trust VRS
Series 2024-J3, Class A8 5.50%, 10/25/2054*(2)	515,581	515,392
Sequoia Mtg. Trust VRS
Series 2024-9, Class A5 5.50%, 10/25/2054*(2)	1,119,223	1,121,833
Series 2024-10, Class A11 5.50%, 11/25/2054*(2)	986,343	985,332
Series 2024-10, Class A5 5.50%, 11/25/2054*(2)	820,896	822,698
Series 2024-6, Class A11 6.00%, 07/27/2054*(2)	474,068	476,243

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Starwood Mtg. Residential Trust VRS
Series 2020-3, Class A1 1.49%, 04/25/2065*(2)	$ 410,595	$ 395,905
Total Collateralized Mortgage Obligations (cost $35,193,182)		34,999,648
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 69.8%
U.S. Government — 51.1%
United States Treasury Bonds TIPS
0.13%, 02/15/2052(4)	6,619,791	3,531,418
0.25%, 02/15/2050(4)	7,172,682	4,163,243
0.63%, 02/15/2043(4)	9,528,929	7,079,902
0.75%, 02/15/2042 to 02/15/2045(4)	23,491,921	17,545,241
0.88%, 02/15/2047(4)	13,361,084	9,676,436
1.00%, 02/15/2046 to 02/15/2049(4)	25,583,633	18,991,124
1.38%, 02/15/2044(4)	3,440,775	2,888,074
1.50%, 02/15/2053(4)	4,370,274	3,459,475
2.13%, 02/15/2041(4)	12,230,496	11,968,986
2.50%, 01/15/2029(4)	3,062,700	3,186,570
United States Treasury Notes TIPS
0.13%, 10/15/2026(4)(5)(6)	7,829,513	7,739,651
0.13%, 07/15/2030 to 01/15/2032(4)	49,933,271	46,193,711
0.25%, 07/15/2029(4)(6)	21,819,426	20,952,572
0.63%, 07/15/2032(4)	17,001,446	15,857,672
0.75%, 07/15/2028(4)	4,006,060	3,957,169
0.88%, 01/15/2029(4)	30,297,370	29,826,146
1.13%, 01/15/2033(4)	13,471,143	12,872,156
1.38%, 07/15/2033(4)	29,519,392	28,665,770
1.63%, 10/15/2029(4)	2,038,820	2,063,843
1.75%, 01/15/2034(4)	1,408,725	1,396,392
1.88%, 07/15/2034(4)	28,080,933	28,102,462
2.13%, 04/15/2029 to 01/15/2035(4)	1,911,134	1,953,270
		282,071,283
U.S. Government Agency — 18.7%
Federal Home Loan Mtg. Corp.
2.50%, 11/01/2050	1,794,036	1,507,947
3.50%, 08/01/2052	2,646,545	2,387,034
4.00%, 11/01/2052	3,228,119	3,023,012
4.50%, 10/01/2052 to 04/01/2053	5,097,653	4,885,588
5.00%, 06/01/2053	3,233,522	3,176,345
5.50%, 10/01/2054	3,976,026	3,979,233
6.00%, 11/01/2053	2,327,882	2,374,132
6.25%, 07/15/2032	5,730,000	6,496,703
Federal National Mtg. Assoc.
2.50%, 01/01/2052	10,318,108	8,653,410
4.00%, 09/01/2052	7,213,910	6,711,677
5.50%, 01/01/2053	4,971,160	4,985,538
6.00%, 01/01/2053	2,521,037	2,574,486
6.63%, 11/15/2030	14,960,000	16,926,059
Government National Mtg. Assoc.
2.00%, 10/20/2050	3,143,594	2,560,635
3.00%, 09/20/2051	4,417,044	3,911,769
4.00%, 10/20/2052	5,342,687	5,002,837
4.00%, July 30 TBA	5,870,000	5,456,871
5.00%, 08/20/2053	7,797,142	7,675,854
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
5.50%, 11/20/2052 to 12/20/2052	$ 4,426,950	$ 4,472,729
6.00%, 11/20/2054	5,010,586	5,087,801
Tennessee Valley Authority
4.88%, 05/15/2035	1,000,000	1,022,046
5.25%, 02/01/2055	400,000	390,165
		103,261,871
Total U.S. Government & Agency Obligations (cost $424,163,878)		385,333,154
MUNICIPAL SECURITIES — 0.3%
University of California Revenue Bonds
1.32%, 05/15/2027 (cost $1,491,296)	1,570,000	1,497,860
Total Long-Term Investment Securities (cost $527,152,571)		488,739,400
SHORT-TERM INVESTMENTS — 8.9%
Unaffiliated Investment Companies — 8.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(7) (cost $49,165,944)	49,165,944	49,165,944
TOTAL INVESTMENTS (cost $576,318,515)	97.5%	537,905,344
Other assets less liabilities	2.5	13,804,670
NET ASSETS	100.0%	$551,710,014
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA American Century Inflation Managed Portfolio has no right to demand registration of these securities. At June 30, 2025, the aggregate value of these securities was $50,726,477 representing 9.2% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	Principal amount of security is adjusted for inflation.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of June 30, 2025.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	10,000,000	USD	Fixed 3.445%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$ 200	$ 28,689	$ 28,889
Centrally Cleared	50,000,000	USD	Fixed 3.537	12-Month USA CPI	Maturity	Maturity	Mar 2027	275	140,468	140,743
Centrally Cleared	50,000,000	USD	Fixed 3.540	12-Month USA CPI	Maturity	Maturity	Mar 2027	275	133,707	133,982
Centrally Cleared	10,000,000	USD	Fixed 3.060	12-Month USA CPI	Maturity	Maturity	Mar 2032	409	(102,772)	(102,363)
Centrally Cleared	20,000,000	USD	Fixed 3.040	12-Month USA CPI	Maturity	Maturity	Mar 2032	480	(150,446)	(149,966)
Centrally Cleared	12,500,000	USD	Fixed 2.415	12-Month USA CPI	Maturity	Maturity	Feb 2028	299	227,163	227,462
Centrally Cleared	10,000,000	USD	Fixed 2.438	12-Month USA CPI	Maturity	Maturity	Feb 2030	381	146,498	146,879
Centrally Cleared	3,800,000	USD	Fixed 2.619	12-Month USA CPI	Maturity	Maturity	Mar 2033	415	(7,364)	(6,949)
Centrally Cleared	3,000,000	USD	Fixed 2.495	12-Month USA CPI	Maturity	Maturity	May 2033	417	13,273	13,690
Centrally Cleared	8,000,000	USD	Fixed 2.662	12-Month USA CPI	Maturity	Maturity	Aug 2030	410	(39,613)	(39,203)
Centrally Cleared	5,800,000	USD	Fixed 2.650	12-Month USA CPI	Maturity	Maturity	Aug 2033	455	(59,287)	(58,832)
Centrally Cleared	18,300,000	USD	Fixed 2.370	12-Month USA CPI	Maturity	Maturity	Feb 2029	612	213,354	213,966
Centrally Cleared	1,700,000	USD	Fixed 2.485	12-Month USA CPI	Maturity	Maturity	Feb 2034	445	3,723	4,168
Centrally Cleared	4,000,000	USD	Fixed 2.433	12-Month USA CPI	Maturity	Maturity	Feb 2031	425	27,629	28,054
Centrally Cleared	12,000,000	USD	Fixed 2.389	12-Month USA CPI	Maturity	Maturity	Aug 2029	470	67,595	68,065
Centrally Cleared	12,000,000	USD	Fixed 2.446	12-Month USA CPI	Maturity	Maturity	Oct 2029	490	55,362	55,852
Centrally Cleared	1,500,000	USD	Fixed 2.523	12-Month USA CPI	Maturity	Maturity	Nov 2029	442	1,784	2,226
Centrally Cleared	1,500,000	USD	Fixed 2.523	12-Month USA CPI	Maturity	Maturity	Nov 2029	443	1,784	2,227
Centrally Cleared	10,700,000	USD	Fixed 2.562	12-Month USA CPI	Maturity	Maturity	Feb 2030	520	(18,478)	(17,958)
Centrally Cleared	3,000,000	USD	Fixed 2.420	12-Month USA CPI	Maturity	Maturity	May 2032	512	477	989
								$8,375	$683,546	$691,921
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
92	Long	U.S. Treasury Ultra 10 Year Notes	September 2025	$10,325,742	$10,512,438	$186,696
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$52,523,765	$—	$52,523,765
Asset Backed Securities	—	14,384,973	—	14,384,973
Collateralized Mortgage Obligations	—	34,999,648	—	34,999,648
U.S. Government & Agency Obligations	—	385,333,154	—	385,333,154
Municipal Securities	—	1,497,860	—	1,497,860
Short-Term Investments	49,165,944	—	—	49,165,944
Total Investments at Value	$49,165,944	$488,739,400	$—	$537,905,344
Other Financial Instruments:†
Swaps	$—	$1,061,506	$—	$1,061,506
Futures Contracts	186,696	—	—	186,696
Total Other Financial Instruments	$186,696	$1,061,506	$—	$1,248,202
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$377,960	$—	$377,960
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Aerospace/Defense — 6.5%
Boeing Co.†	47,466	$ 9,945,551
RTX Corp.	62,345	9,103,617
		19,049,168
Agriculture — 2.9%
Philip Morris International, Inc.	46,901	8,542,079
Airlines — 1.8%
Southwest Airlines Co.	158,786	5,151,018
Banks — 15.1%
Bank of America Corp.	182,485	8,635,190
Citigroup, Inc.	116,728	9,935,887
JPMorgan Chase & Co.	34,218	9,920,140
Morgan Stanley	61,825	8,708,670
Wells Fargo & Co.	86,283	6,912,994
		44,112,881
Beverages — 2.2%
Constellation Brands, Inc., Class A	39,873	6,486,540
Computers — 3.1%
EPAM Systems, Inc.†	50,865	8,993,949
Electric — 7.1%
AES Corp.	909,272	9,565,542
FirstEnergy Corp.	67,167	2,704,143
PG&E Corp.	612,005	8,531,350
		20,801,035
Healthcare-Services — 7.5%
Centene Corp.†	122,616	6,655,597
Cigna Group	19,199	6,346,805
Tenet Healthcare Corp.†	49,894	8,781,344
		21,783,746
Insurance — 2.9%
MetLife, Inc.	105,536	8,487,205
Internet — 2.1%
Alphabet, Inc., Class A	34,829	6,137,915
Machinery-Construction & Mining — 3.0%
Caterpillar, Inc.	22,322	8,665,624
Mining — 5.3%
Barrick Mining Corp.	283,467	5,901,783
Freeport-McMoRan, Inc.	223,806	9,701,990
		15,603,773
Oil & Gas — 4.8%
Chevron Corp.	47,693	6,829,161
Marathon Petroleum Corp.	42,760	7,102,863
		13,932,024
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 3.2%
TechnipFMC PLC	273,950	$ 9,434,838
Pharmaceuticals — 5.3%
Bristol-Myers Squibb Co.	142,453	6,594,149
CVS Health Corp.	129,354	8,922,839
		15,516,988
Pipelines — 2.5%
Williams Cos., Inc.	116,050	7,289,100
REITS — 3.3%
American Tower Corp.	43,308	9,571,934
Retail — 3.0%
Lowe's Cos., Inc.	39,462	8,755,434
Semiconductors — 6.6%
Applied Materials, Inc.	61,753	11,305,122
QUALCOMM, Inc.	50,613	8,060,626
		19,365,748
Software — 1.0%
Teradata Corp.†	125,022	2,789,241
Telecommunications — 7.6%
Corning, Inc.	208,755	10,978,426
Verizon Communications, Inc.	257,705	11,150,895
		22,129,321
Transportation — 1.8%
CSX Corp.	158,428	5,169,506
Total Long-Term Investment Securities (cost $229,213,549)		287,769,067
REPURCHASE AGREEMENTS — 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 06/30/2025, to be repurchased 07/01/2025 in the amount of $4,270,501 and collateralized by $4,684,000 of United States Treasury Floating Rate Notes, bearing interest at 1.25% due 06/30/2028 and having an approximate value of $4,355,762 (cost $4,270,339)	$4,270,339	4,270,339
TOTAL INVESTMENTS (cost $233,483,888)	100.0%	292,039,406
Other assets less liabilities	(0.0)	(111,488)
NET ASSETS	100.0%	$291,927,918
†	Non-income producing security

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$287,769,067	$—	$—	$287,769,067
Repurchase Agreements	—	4,270,339	—	4,270,339
Total Investments at Value	$287,769,067	$4,270,339	$—	$292,039,406
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 79.2%
Advertising — 0.1%
Trade Desk, Inc., Class A†	1,525	$ 109,785
Aerospace/Defense — 2.0%
AeroVironment, Inc.†	56	15,957
Airbus SE	1,892	395,890
Astronics Corp.†	382	12,789
Curtiss-Wright Corp.	324	158,290
Dassault Aviation SA	144	51,026
General Dynamics Corp.	876	255,494
General Electric Co.	641	164,987
Lockheed Martin Corp.	3,529	1,634,421
Moog, Inc., Class A	43	7,782
Northrop Grumman Corp.	379	189,492
Rocket Lab Corp.†	393	14,058
RTX Corp.	6,200	905,324
Thales SA	1,131	333,198
		4,138,708
Agriculture — 1.1%
Dole PLC	2,324	32,513
Fresh Del Monte Produce, Inc.	701	22,726
Imperial Brands PLC	7,998	315,743
Philip Morris International, Inc.	10,829	1,972,286
Turning Point Brands, Inc.	538	40,764
		2,384,032
Airlines — 0.3%
Delta Air Lines, Inc.	2,350	115,573
Qantas Airways, Ltd.	39,903	282,097
Ryanair Holdings PLC	2,477	70,079
SkyWest, Inc.†	482	49,632
Sun Country Airlines Holdings, Inc.†	1,001	11,762
United Airlines Holdings, Inc.†	1,478	117,693
		646,836
Apparel — 0.3%
adidas AG	260	60,606
Asics Corp.	4,600	117,510
Deckers Outdoor Corp.†	470	48,443
Hanesbrands, Inc.†	1,415	6,481
Hermes International S.C.A.	112	303,857
Kontoor Brands, Inc.	100	6,597
LVMH Moet Hennessy Louis Vuitton SE	90	47,200
PRADA SpA	7,900	48,888
		639,582
Auto Manufacturers — 1.2%
Blue Bird Corp.†	488	21,062
BYD Co., Ltd.	5,000	78,255
Cummins, Inc.	355	116,262
Kia Corp.	1,003	71,814
Mahindra & Mahindra, Ltd.	5,178	191,999
REV Group, Inc.	556	26,460
Subaru Corp.	9,000	156,368
Tesla, Inc.†	5,600	1,778,896
Toyota Motor Corp.	3,600	61,838
		2,502,954
Auto Parts & Equipment — 0.2%
Adient PLC†	880	17,125
Aisin Corp.	13,700	174,769
Allison Transmission Holdings, Inc.	1,105	104,964
American Axle & Manufacturing Holdings, Inc.†	4,770	19,462
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Aurora Innovation, Inc.†	612	$ 3,207
Dana, Inc.	2,558	43,870
Dorman Products, Inc.†	62	7,605
Gentherm, Inc.†	256	7,242
SES AI Corp.†	12,406	11,020
Visteon Corp.†	507	47,303
		436,567
Banks — 6.5%
Abu Dhabi Islamic Bank PJSC	40,306	235,916
AIB Group PLC	16,953	139,471
Amalgamated Financial Corp.	582	18,158
Ameris Bancorp	122	7,893
Associated Banc-Corp.	343	8,366
Banco Bilbao Vizcaya Argentaria SA	15,529	238,838
Banco de Sabadell SA	19,575	62,335
Banco Santander SA	59,158	489,744
Bank Central Asia Tbk PT	260,000	139,308
Bank Hapoalim BM	11,495	220,761
Bank Leumi Le-Israel BM	14,533	270,433
Bank of America Corp.	8,369	396,021
Bank of China, Ltd.	497,000	289,179
Bank of N.T. Butterfield & Son, Ltd.	444	19,660
Bank of New York Mellon Corp.	1,304	118,807
Banner Corp.	120	7,698
Barclays PLC	77,676	359,771
BNP Paribas SA	1,463	131,771
BOC Hong Kong Holdings, Ltd.	8,500	36,975
Cathay General Bancorp	985	44,847
Central Pacific Financial Corp.	542	15,192
Citigroup, Inc.	21,573	1,836,294
Citizens Financial Group, Inc.	2,883	129,014
Credit Agricole SA	4,213	79,813
Customers Bancorp, Inc.†	702	41,236
Enterprise Financial Services Corp.	461	25,401
Erste Group Bank AG	1,813	154,097
FB Financial Corp.	162	7,339
Financial Institutions, Inc.	294	7,550
First BanCorp.	2,120	44,160
First Financial Corp.	147	7,966
First Horizon Corp.	5,737	121,624
First Merchants Corp.	87	3,332
Goldman Sachs Group, Inc.	3,079	2,179,162
Grupo Financiero Banorte SAB de CV, Class O	16,274	149,336
Hancock Whitney Corp.	873	50,110
Hanmi Financial Corp.	546	13,475
Heritage Commerce Corp.	842	8,361
Hilltop Holdings, Inc.	1,005	30,502
Hope Bancorp, Inc.	333	3,573
HSBC Holdings PLC	51,362	621,843
ICICI Bank, Ltd.	21,325	359,866
Independent Bank Corp.	272	8,816
Intesa Sanpaolo SpA	55,847	321,920
Itau Unibanco Holding SA (Preference Shares)	18,600	126,497
JPMorgan Chase & Co.	526	152,493
Lloyds Banking Group PLC	379,799	399,964
Mercantile Bank Corp.	157	7,286
Merchants Bancorp	421	13,922
Metropolitan Bank Holding Corp.†	127	8,890
Mitsubishi UFJ Financial Group, Inc.	19,700	269,725
Morgan Stanley	906	127,619
National Bank Holdings Corp., Class A	230	8,650
National Bank of Greece SA	10,448	133,579

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
NatWest Group PLC	45,204	$ 317,399
Northern Trust Corp.	1,095	138,835
Northrim BanCorp, Inc.	104	9,699
OFG Bancorp	660	28,248
Pathward Financial, Inc.	481	38,057
PNC Financial Services Group, Inc.	669	124,715
Popular, Inc.	1,111	122,443
Preferred Bank	260	22,502
Simmons First National Corp., Class A	1,093	20,723
State Street Corp.	11,565	1,229,822
Third Coast Bancshares, Inc.†	237	7,743
Towne Bank	226	7,725
Trustmark Corp.	830	30,262
UBS Group AG	4,885	165,983
UniCredit SpA	5,345	358,490
Univest Financial Corp.	346	10,394
Veritex Holdings, Inc.	1,207	31,503
Webster Financial Corp.	2,144	117,062
Wells Fargo & Co.	2,098	168,092
Westamerica BanCorp	153	7,411
Zions Bancorp NA	2,375	123,358
		13,785,025
Beverages — 0.4%
Boston Beer Co., Inc., Class A†	494	94,260
Carlsberg A/S, Class B	356	50,498
Coca-Cola Co.	1,638	115,889
Coca-Cola Consolidated, Inc.	1,006	112,320
Coca-Cola HBC AG	3,681	191,104
Keurig Dr Pepper, Inc.	3,467	114,619
Monster Beverage Corp.†	2,283	143,007
PepsiCo, Inc.	841	111,046
		932,743
Biotechnology — 1.0%
ACADIA Pharmaceuticals, Inc.†	1,961	42,299
ADMA Biologics, Inc.†	1,111	20,231
Akero Therapeutics, Inc.†	158	8,431
Alnylam Pharmaceuticals, Inc.†	404	131,740
Alumis Inc†	1,390	4,170
Amgen, Inc.	427	119,223
Arcturus Therapeutics Holdings, Inc.†	697	9,068
BioCryst Pharmaceuticals, Inc.†	3,984	35,697
Biohaven, Ltd.†	461	6,505
Blueprint Medicines Corp.†	90	11,536
CSL, Ltd.	122	19,230
Exelixis, Inc.†	12,874	567,422
Genmab A/S†	493	102,012
Guardant Health, Inc.†	1,300	67,652
Humacyte, Inc.†	8,581	17,934
Icosavax, Inc. CVR†(1)	535	166
Incyte Corp.†	7,149	486,847
Inhibrx Biosciences, Inc.†	450	6,422
Insmed, Inc.†	936	94,199
Keros Therapeutics, Inc.†	2,226	29,717
Kiniksa Pharmaceuticals International PLC†	1,369	37,880
Mineralys Therapeutics, Inc.†	478	6,467
Monte Rosa Therapeutics, Inc.†	1,713	7,726
Nurix Therapeutics, Inc.†	675	7,688
Prothena Corp. PLC†	1,133	6,877
PTC Therapeutics, Inc.†	826	40,342
Regeneron Pharmaceuticals, Inc.	212	111,300
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Relay Therapeutics, Inc.†	6,268	$ 21,687
Sage Therapeutics, Inc.†	2,941	26,822
Scholar Rock Holding Corp.†	230	8,147
Stoke Therapeutics, Inc.†	1,201	13,631
Summit Therapeutics, Inc.†	1,649	35,091
Tango Therapeutics, Inc.†	2,504	12,821
Travere Therapeutics, Inc.†	454	6,719
Vir Biotechnology, Inc.†	4,232	21,329
Wave Life Sciences, Ltd.†	1,188	7,722
		2,152,750
Building Materials — 0.8%
Amber Enterprises India, Ltd.†	900	71,178
Amrize, Ltd.†	3,223	160,774
Apogee Enterprises, Inc.	466	18,920
Boise Cascade Co.	344	29,866
Cie de Saint-Gobain SA	3,224	379,265
Gibraltar Industries, Inc.†	138	8,142
Heidelberg Materials AG	557	130,864
Holcim AG	3,178	236,882
Johnson Controls International PLC	1,369	144,594
Louisiana-Pacific Corp.	1,276	109,723
Owens Corning	832	114,417
SPX Technologies, Inc.†	73	12,241
Trane Technologies PLC	320	139,971
UFP Industries, Inc.	456	45,308
UltraTech Cement, Ltd.	804	113,327
		1,715,472
Chemicals — 0.9%
Air Liquide SA	710	146,648
Avient Corp.	370	11,955
Axalta Coating Systems, Ltd.†	3,687	109,467
Balchem Corp.	49	7,801
Cabot Corp.	94	7,050
CF Industries Holdings, Inc.	1,442	132,664
DuPont de Nemours, Inc.	1,669	114,477
Ecolab, Inc.	450	121,248
Huntsman Corp.	9,617	100,209
Ingevity Corp.†	168	7,239
Innospec, Inc.	256	21,527
Intrepid Potash, Inc.†	203	7,253
Linde PLC	273	128,086
LyondellBasell Industries NV, Class A	2,006	116,067
Mativ Holdings, Inc.	601	4,099
Minerals Technologies, Inc.	591	32,546
Mosaic Co.	3,306	120,603
NewMarket Corp.	184	127,118
Perimeter Solutions, Inc.†	2,715	37,793
Rayonier Advanced Materials, Inc.†	1,867	7,188
Sherwin-Williams Co.	320	109,875
Shin-Etsu Chemical Co., Ltd.	10,400	342,710
		1,813,623
Coal — 0.0%
Alpha Metallurgical Resources, Inc.†	175	19,684
Core Natural Resources, Inc.	388	27,059
Peabody Energy Corp.	524	7,032
SunCoke Energy, Inc.	1,219	10,471
		64,246
Commercial Services — 2.2%
ADT, Inc.	13,797	116,861
Alarm.com Holdings, Inc.†	150	8,485

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Arlo Technologies, Inc.†	1,529	$ 25,932
Automatic Data Processing, Inc.	5,275	1,626,810
Benefit Systems SA	48	42,308
Booz Allen Hamilton Holding Corp.	453	47,171
BrightView Holdings, Inc.†	791	13,170
Brink's Co.	442	39,466
Cimpress PLC†	163	7,661
CoreCivic, Inc.†	656	13,822
Coursera, Inc.†	4,544	39,805
GEO Group, Inc.†	294	7,041
Global Payments, Inc.	1,466	117,339
Heidrick & Struggles International, Inc.	243	11,120
International Container Terminal Services, Inc.	19,830	145,081
Korn Ferry	371	27,205
Laureate Education, Inc.†	2,036	47,602
Legalzoom.com, Inc.†	4,042	36,014
Paylocity Holding Corp.†	577	104,547
Payoneer Global, Inc.†	1,005	6,884
PayPal Holdings, Inc.†	18,024	1,339,544
Paysafe, Ltd.†	602	7,597
PROG Holdings, Inc.	874	25,652
Recruit Holdings Co., Ltd.	7,300	429,819
Toppan Holdings, Inc.	6,200	168,261
Udemy, Inc.†	1,044	7,339
Upbound Group, Inc.	311	7,806
Verisk Analytics, Inc.	188	58,562
ZipRecruiter, Inc., Class A†	1,293	6,478
		4,535,382
Computers — 4.2%
Accenture PLC, Class A	363	108,497
Apple, Inc.	37,860	7,767,736
Asia Vital Components Co., Ltd.	3,000	75,893
Check Point Software Technologies, Ltd.†	400	88,500
Coforge, Ltd.	2,303	51,588
D-Wave Quantum, Inc.†	917	13,425
Fortinet, Inc.†	1,123	118,723
Fujitsu, Ltd.	1,600	38,874
Leidos Holdings, Inc.	734	115,796
Maximus, Inc.	114	8,003
NEC Corp.	2,000	58,577
NetApp, Inc.	1,200	127,860
NetScout Systems, Inc.†	365	9,056
OneSpan, Inc.	476	7,944
Rapid7, Inc.†	930	21,511
Rigetti Computing, Inc.†	516	6,120
Tata Consultancy Services, Ltd.	3,188	128,667
Unisys Corp.†	1,882	8,525
V2X, Inc.†	323	15,682
		8,770,977
Cosmetics/Personal Care — 0.6%
Colgate-Palmolive Co.	10,084	916,636
Kolmar Korea Co., Ltd.	846	62,448
Procter & Gamble Co.	698	111,205
Unilever PLC	3,582	218,176
		1,308,465
Distribution/Wholesale — 0.3%
Bunzl PLC	1,079	34,366
G-III Apparel Group, Ltd.†	296	6,631
Hudson Technologies, Inc.†	1,442	11,709
Mitsubishi Corp.	8,400	167,746
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
Mitsui & Co., Ltd.	17,800	$ 362,664
OPENLANE, Inc.†	318	7,775
Resideo Technologies, Inc.†	530	11,692
ScanSource, Inc.†	200	8,362
		610,945
Diversified Financial Services — 2.4%
AerCap Holdings NV	800	93,600
Ally Financial, Inc.	3,099	120,706
American Express Co.	401	127,911
Ameriprise Financial, Inc.	194	103,544
Bajaj Finance, Ltd.	4,750	51,913
Bread Financial Holdings, Inc.	823	47,010
Capital One Financial Corp.	707	150,421
CME Group, Inc.	478	131,746
CTBC Financial Holding Co., Ltd.	77,000	115,237
Deutsche Boerse AG	926	302,156
Enova International, Inc.†	419	46,727
Euronext NV*	1,229	210,302
HDFC Asset Management Co., Ltd.*	1,979	120,058
Intercontinental Exchange, Inc.	636	116,687
KB Financial Group, Inc.	1,639	134,664
LendingClub Corp.†	3,052	36,716
Mastercard, Inc., Class A	4,229	2,376,444
Meritz Financial Group, Inc.	1,177	98,101
Mr. Cooper Group, Inc.†	465	69,383
Pagseguro Digital, Ltd., Class A	4,594	44,286
PennyMac Financial Services, Inc.	214	21,323
SLM Corp.	3,495	114,601
StoneX Group, Inc.†	511	46,572
Synchrony Financial	1,963	131,011
Virtu Financial, Inc., Class A	3,564	159,632
Virtus Investment Partners, Inc.	136	24,670
Western Union Co.	11,884	100,063
		5,095,484
Electric — 2.1%
ALLETE, Inc.	187	11,981
American Electric Power Co., Inc.	1,132	117,456
Avista Corp.	938	35,597
Black Hills Corp.	672	37,699
Consolidated Edison, Inc.	1,111	111,489
Dominion Energy, Inc.	2,055	116,149
Duke Energy Corp.	1,001	118,118
E.ON SE	12,094	222,686
Edison International	17,857	921,421
Engie SA	16,329	384,523
Exelon Corp.	22,019	956,065
Iberdrola SA	23,444	450,675
Korea Electric Power Corp.	4,195	121,386
Northwestern Energy Group, Inc.	128	6,566
NRG Energy, Inc.	737	118,348
NTPC, Ltd.	38,910	151,960
Otter Tail Corp.	103	7,940
PG&E Corp.	15,046	209,741
Portland General Electric Co.	290	11,783
Public Service Enterprise Group, Inc.	1,480	124,587
RWE AG	1,649	68,911
Sembcorp Industries, Ltd.	10,000	53,893
TXNM Energy, Inc.	160	9,011
Unitil Corp.	148	7,718
Vistra Corp.	749	145,164
		4,520,867

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	693	$ 125,405
Belden, Inc.	88	10,190
Eaton Corp. PLC	385	137,441
Energizer Holdings, Inc.	300	6,048
EnerSys	463	39,712
Generac Holdings, Inc.†	956	136,909
nLight, Inc.†	544	10,706
Powell Industries, Inc.	100	21,045
		487,456
Electronics — 0.7%
ABB, Ltd.	6,181	369,510
Allegion PLC	832	119,908
Allient, Inc.	395	14,342
Atmus Filtration Technologies, Inc.	507	18,465
Benchmark Electronics, Inc.	203	7,883
ESCO Technologies, Inc.	60	11,512
FARO Technologies, Inc.†	84	3,689
Garmin, Ltd.	576	120,223
Honeywell International, Inc.	534	124,358
Hoya Corp.	2,200	261,173
Itron, Inc.†	421	55,416
Keysight Technologies, Inc.†	722	118,307
NEXTracker, Inc., Class A†	214	11,635
Plexus Corp.†	55	7,442
Sanmina Corp.†	119	11,642
SCREEN Holdings Co., Ltd.	2,000	162,409
TTM Technologies, Inc.†	1,164	47,514
Vicor Corp.†	169	7,666
		1,473,094
Engineering & Construction — 0.4%
ACS Actividades de Construccion y Servicios SA	418	29,029
Aena SME SA*	6,370	170,039
Frontdoor, Inc.†	872	51,396
Gamuda Bhd	92,159	104,899
Latham Group, Inc.†	1,195	7,624
Limbach Holdings, Inc.†	75	10,507
Primoris Services Corp.	664	51,752
Sterling Infrastructure, Inc.†	282	65,066
Tutor Perini Corp.†	1,096	51,271
Vinci SA	2,283	336,999
		878,582
Entertainment — 0.2%
Aristocrat Leisure, Ltd.	6,152	263,904
Cinemark Holdings, Inc.	253	7,636
FDJ United *	1,580	62,007
Golden Entertainment, Inc.	247	7,269
International Game Technology PLC	2,650	41,896
Monarch Casino & Resort, Inc.	97	8,385
Red Rock Resorts, Inc., Class A	169	8,793
		399,890
Environmental Control — 0.2%
Pentair PLC	1,200	123,192
Republic Services, Inc.	466	114,920
Veralto Corp.	1,133	114,376
Waste Management, Inc.	502	114,868
		467,356
Food — 0.9%
Ajinomoto Co., Inc.	3,200	85,405
Security Description	Shares or Principal Amount	Value

Food (continued)
Calavo Growers, Inc.	279	$ 7,419
Cal-Maine Foods, Inc.	504	50,214
Coles Group, Ltd.	1,202	16,488
Hormel Foods Corp.	3,895	117,824
Ingredion, Inc.	834	113,107
Koninklijke Ahold Delhaize NV	6,802	284,375
Marks & Spencer Group PLC	3,012	14,653
Mondelez International, Inc., Class A	1,782	120,178
Nestle SA	1,364	135,475
Nissin Foods Holdings Co., Ltd.	2,000	41,600
Seneca Foods Corp., Class A†	82	8,317
Shoprite Holdings, Ltd.	7,238	113,491
Simply Good Foods Co.†	203	6,413
Sprouts Farmers Market, Inc.†	513	84,460
Tesco PLC	30,168	166,185
Tyson Foods, Inc., Class A	2,084	116,579
United Natural Foods, Inc.†	267	6,224
WH Group, Ltd.*	347,500	334,672
		1,823,079
Food Service — 0.2%
Compass Group PLC	9,414	318,854
Forest Products & Paper — 0.0%
Sylvamo Corp.	548	27,455
Gas — 0.1%
National Fuel Gas Co.	1,444	122,321
New Jersey Resources Corp.	948	42,489
Northwest Natural Holding Co.	209	8,302
Spire, Inc.	96	7,007
		180,119
Hand/Machine Tools — 0.2%
Franklin Electric Co., Inc.	87	7,807
Lincoln Electric Holdings, Inc.	577	119,624
Makita Corp.	900	27,675
Schindler Holding AG (Participation Certificate)	603	224,604
		379,710
Healthcare-Products — 0.9%
Abbott Laboratories	869	118,193
AngioDynamics, Inc.†	934	9,265
AtriCure, Inc.†	242	7,930
Avanos Medical, Inc.†	551	6,744
Axogen, Inc.†	947	10,275
Bioventus, Inc., Class A†	1,141	7,554
Boston Scientific Corp.†	1,065	114,392
CareDx, Inc.†	410	8,011
Castle Biosciences, Inc.†	1,661	33,918
Danaher Corp.	594	117,339
Edwards Lifesciences Corp.†	1,495	116,924
Glaukos Corp.†	114	11,775
Hologic, Inc.†	2,079	135,468
Insulet Corp.†	359	112,791
Lantheus Holdings, Inc.†	521	42,649
LivaNova PLC†	569	25,616
Medtronic PLC	8,973	782,176
Natera, Inc.†	734	124,002
Novocure, Ltd.†	2,079	37,006
Olympus Corp.	8,000	94,924
Surmodics, Inc.†	234	6,952
		1,923,904

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services — 0.9%
Addus HomeCare Corp.†	66	$ 7,602
Apollo Hospitals Enterprise, Ltd.	1,527	128,893
BioMerieux	525	72,653
Chemed Corp.	202	98,360
Cigna Group	2,505	828,103
Elevance Health, Inc.	284	110,465
Fresenius SE & Co. KGaA	518	26,052
GeneDx Holdings Corp.†	104	9,600
Humana, Inc.	460	112,461
Select Medical Holdings Corp.	1,264	19,187
Sonic Healthcare, Ltd.	7,686	135,527
Teladoc Health, Inc.†	3,532	30,764
Tenet Healthcare Corp.†	697	122,672
UnitedHealth Group, Inc.	365	113,869
Universal Health Services, Inc., Class B	601	108,871
		1,925,079
Home Builders — 0.3%
D.R. Horton, Inc.	957	123,377
Hovnanian Enterprises, Inc., Class A†	82	8,573
KB Home	139	7,363
M/I Homes, Inc.†	308	34,533
PulteGroup, Inc.	1,159	122,228
Sekisui Chemical Co., Ltd.	4,600	83,160
Taylor Morrison Home Corp.†	840	51,593
Toll Brothers, Inc.	1,123	128,168
Tri Pointe Homes, Inc.†	1,432	45,752
		604,747
Home Furnishings — 0.0%
Hoshizaki Corp.	1,000	34,558
Rational AG	52	43,611
Sonos, Inc.†	738	7,978
Xperi, Inc.†	1,092	8,638
		94,785
Household Products/Wares — 0.3%
ACCO Brands Corp.	1,964	7,031
Clorox Co.	867	104,101
Kimberly-Clark Corp.	2,919	376,318
Reckitt Benckiser Group PLC	2,353	160,067
Unilever Indonesia Tbk PT	235,100	21,072
		668,589
Insurance — 3.2%
Aflac, Inc.	1,111	117,166
AIA Group, Ltd.	35,400	318,344
Allianz SE	1,086	440,015
Allstate Corp.	538	108,305
AXA SA	858	42,172
Axis Capital Holdings, Ltd.	1,284	133,305
Berkshire Hathaway, Inc., Class B†	1,063	516,374
Brighthouse Financial, Inc.†	1,909	102,647
Chubb, Ltd.	381	110,383
CNO Financial Group, Inc.	1,243	47,955
Dai-ichi Life Holdings, Inc.	6,300	47,622
Enstar Group, Ltd.†	139	46,754
Equitable Holdings, Inc.	15,154	850,139
Essent Group, Ltd.	156	9,474
Everest Group, Ltd.	338	114,869
Fidelis Insurance Holdings, Ltd.	548	9,086
Genworth Financial, Inc.,†	6,006	46,727
Globe Life, Inc.	2,402	298,545
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Hamilton Insurance Group, Ltd., Class B†	1,770	$ 38,267
Hanover Insurance Group, Inc.	327	55,547
Heritage Insurance Holdings, Inc.†	404	10,076
Horace Mann Educators Corp.	550	23,633
Jackson Financial, Inc., Class A	631	56,026
Mercury General Corp.	64	4,310
MetLife, Inc.	13,895	1,117,436
MGIC Investment Corp.	4,937	137,446
Muenchener Rueckversicherungs-Gesellschaft AG	377	244,498
NMI Holdings, Inc.†	762	32,149
NN Group NV	396	26,321
Old Republic International Corp.	3,265	125,507
PICC Property & Casualty Co., Ltd.	80,000	155,223
Primerica, Inc.	422	115,489
Progressive Corp.	407	108,612
Prudential Financial, Inc.	1,053	113,134
QBE Insurance Group, Ltd.	3,738	57,552
Reinsurance Group of America, Inc.	614	121,793
SiriusPoint, Ltd.†	551	11,235
Talanx AG	1,233	159,664
Travelers Cos., Inc.	408	109,156
Unipol Assicurazioni SpA	1,210	23,991
Universal Insurance Holdings, Inc.	503	13,948
Unum Group	1,432	115,648
W.R. Berkley Corp.	1,596	117,258
Willis Towers Watson PLC	375	114,937
Zurich Insurance Group AG	250	175,311
		6,744,049
Internet — 10.9%
Airbnb, Inc., Class A†	899	118,974
Alibaba Group Holding, Ltd.	21,000	298,022
Alibaba Group Holding, Ltd. ADR	317	35,951
Alphabet, Inc., Class A	22,266	3,923,937
Amazon.com, Inc.†	24,109	5,289,273
Auto Trader Group PLC*	11,715	132,669
Booking Holdings, Inc.	23	133,153
Cargurus, Inc.†	1,238	41,436
DoorDash, Inc., Class A†	6,639	1,636,580
eBay, Inc.	1,682	125,242
Etsy, Inc.†	2,454	123,093
EverQuote, Inc., Class A†	1,380	33,368
F5, Inc.†	410	120,671
fuboTV, Inc.†	2,257	8,712
GoDaddy, Inc., Class A†	614	110,557
Grindr, Inc.†	1,041	23,631
HealthStream, Inc.	337	9,325
Hims & Hers Health, Inc.†	804	40,079
LY Corp.	59,700	219,843
Lyft, Inc., Class A†	7,104	111,959
Magnite, Inc.†	919	22,166
MakeMyTrip, Ltd.†	631	61,851
Maplebear, Inc.†	6,351	287,319
Meituan, Class B*†	2,500	40,009
MercadoLibre, Inc.†	40	104,545
Meta Platforms, Inc., Class A	7,005	5,170,320
Netflix, Inc.†	2,030	2,718,434
Prosus NV	7,510	420,687
Q2 Holdings, Inc.†	219	20,496
Scout24 SE*	497	68,538
Sea, Ltd. ADR†	587	93,885
Spotify Technology SA†	286	219,459
Tencent Holdings, Ltd.	12,606	809,647

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Uber Technologies, Inc.†	4,149	$ 387,102
Upwork, Inc.†	2,513	33,775
VeriSign, Inc.	420	121,296
		23,116,004
Investment Companies — 0.2%
EXOR NV	2,183	220,149
Investor AB, Class B	8,937	264,483
		484,632
Iron/Steel — 0.2%
ArcelorMittal SA	1,717	54,271
BlueScope Steel, Ltd.	4,645	71,030
Carpenter Technology Corp.	88	24,322
Commercial Metals Co.	164	8,021
Fortescue, Ltd.	20,078	202,056
Nucor Corp.	1,021	132,260
		491,960
Leisure Time — 0.0%
Life Time Group Holdings, Inc.†	253	7,674
Lodging — 0.1%
Indian Hotels Co., Ltd.	14,272	126,887
InterContinental Hotels Group PLC	689	78,670
		205,557
Machinery-Construction & Mining — 0.7%
Argan, Inc.	217	47,844
Caterpillar, Inc.	380	147,520
GE Vernova, Inc.	363	192,081
Hyster-Yale, Inc.	240	9,547
Komatsu, Ltd.	1,300	42,552
Mitsubishi Electric Corp.	17,500	377,948
NANO Nuclear Energy, Inc.†	792	27,316
NuScale Power Corp.†	360	14,242
Vertiv Holdings Co., Class A	5,531	710,236
		1,569,286
Machinery-Diversified — 0.4%
Alamo Group, Inc.	49	10,701
Albany International Corp., Class A	112	7,855
Applied Industrial Technologies, Inc.	138	32,078
Deere & Co.	231	117,461
Flowserve Corp.	2,311	120,981
GEA Group AG	2,192	153,345
Graco, Inc.	1,394	119,842
Mueller Water Products, Inc., Class A	403	9,688
Tennant Co.	100	7,748
Watts Water Technologies, Inc., Class A	228	56,063
Westinghouse Air Brake Technologies Corp.	587	122,888
		758,650
Media — 0.2%
Comcast Corp., Class A	3,300	117,777
Informa PLC	7,752	85,768
New York Times Co., Class A	2,255	126,235
		329,780
Metal Fabricate/Hardware — 0.0%
Mueller Industries, Inc.	775	61,589
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware (continued)
Proto Labs, Inc.†	283	$ 11,332
Worthington Enterprises, Inc.	186	11,837
		84,758
Mining — 0.7%
Anglogold Ashanti PLC	913	41,607
BHP Group, Ltd. (ASX)	13,154	316,150
BHP Group, Ltd. (LSE)	1,058	25,414
Boliden AB†	867	27,120
Constellium SE†	3,004	39,953
Freeport-McMoRan, Inc.	2,992	129,703
Glencore PLC	29,009	112,958
Hecla Mining Co.	1,517	9,087
Norsk Hydro ASA	7,931	45,199
Northern Star Resources, Ltd.	11,291	139,655
Rio Tinto PLC	3,616	210,713
Royal Gold, Inc.	331	58,865
Southern Copper Corp.	1,281	129,599
Zijin Mining Group Co., Ltd.	60,000	152,722
		1,438,745
Miscellaneous Manufacturing — 0.4%
3M Co.	774	117,834
Axon Enterprise, Inc.†	79	65,407
Donaldson Co., Inc.	1,647	114,219
Elite Material Co., Ltd.	3,000	90,136
Federal Signal Corp.	88	9,365
Hyundai Rotem Co., Ltd.	224	32,609
Parker-Hannifin Corp.	129	90,103
Smiths Group PLC	3,134	96,645
Textron, Inc.	1,545	124,048
		740,366
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	320	12,896
Office Furnishings — 0.0%
HNI Corp.	153	7,525
Interface, Inc.	1,544	32,316
Steelcase, Inc., Class A	733	7,645
		47,486
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	397	122,419
Oil & Gas — 1.3%
Berry Corp.	2,767	7,665
ConocoPhillips	1,309	117,470
Coterra Energy, Inc.	4,719	119,768
DCC PLC	1,049	68,095
ENEOS Holdings, Inc.	38,300	189,035
Eni SpA	3,585	58,065
Equinor ASA	13,180	332,785
Exxon Mobil Corp.	2,819	303,888
Gulfport Energy Corp.†	40	8,047
Inpex Corp.	20,700	290,449
Marathon Petroleum Corp.	728	120,928
Murphy Oil Corp.	1,260	28,350
PetroChina Co., Ltd.	226,000	194,076
Repsol SA	4,517	66,168
Shell PLC	2,965	103,902
TotalEnergies SE	8,049	495,073

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Valero Energy Corp.	919	$ 123,532
Weatherford International PLC	2,522	126,882
		2,754,178
Oil & Gas Services — 0.4%
ChampionX Corp.	1,979	49,158
DNOW, Inc.†	2,089	30,980
Halliburton Co.	26,947	549,180
Kodiak Gas Services, Inc.	189	6,477
NPK International, Inc.†	1,156	9,837
Oceaneering International, Inc.†	1,580	32,738
Oil States International, Inc.†	1,903	10,200
TechnipFMC PLC	4,204	144,786
		833,356
Packaging & Containers — 0.2%
Crown Holdings, Inc.	1,215	125,121
O-I Glass, Inc.†	616	9,080
Packaging Corp. of America	607	114,389
Sealed Air Corp.	3,634	112,763
		361,353
Pharmaceuticals — 4.3%
AbbVie, Inc.	4,523	839,559
Agios Pharmaceuticals, Inc.†	1,004	33,393
Alkermes PLC†	266	7,610
Arvinas, Inc.†	4,426	32,575
AstraZeneca PLC	364	50,763
Becton Dickinson & Co.	665	114,546
Bristol-Myers Squibb Co.	12,019	556,360
Cardinal Health, Inc.	758	127,344
Catalyst Pharmaceuticals, Inc.†	520	11,284
Cencora, Inc.	401	120,240
Chugai Pharmaceutical Co., Ltd.	3,200	167,275
CinCor Pharma Inc. CVR†(1)	279	854
Corcept Therapeutics, Inc.†	576	42,278
Daiichi Sankyo Co., Ltd.	13,600	316,685
Dexcom, Inc.†	1,346	117,492
Eli Lilly & Co.	2,259	1,760,958
GSK PLC	6,679	127,320
Ipsen SA	625	74,515
Johnson & Johnson	6,230	951,633
McKesson Corp.	163	119,443
Merck & Co., Inc.	15,373	1,216,927
Merck KGaA	105	13,598
Neurocrine Biosciences, Inc.†	5,348	672,190
Novartis AG	5,603	677,823
Novo Nordisk A/S, Class B	5,565	388,314
Option Care Health, Inc.†	771	25,042
Otsuka Holdings Co., Ltd.	2,700	133,678
Protagonist Therapeutics, Inc.†	822	45,432
Rhythm Pharmaceuticals, Inc.†	139	8,783
Roche Holding AG	564	184,378
Sanofi SA	1,202	116,303
		9,054,595
Pipelines — 0.7%
Cheniere Energy, Inc.	5,494	1,337,899
Excelerate Energy, Inc., Class A	254	7,447
Williams Cos., Inc.	1,998	125,495
		1,470,841
Security Description	Shares or Principal Amount	Value

Private Equity — 0.2%
3i Group PLC	6,520	$ 368,814
Real Estate — 0.2%
Anywhere Real Estate, Inc.†	2,127	7,700
CBRE Group, Inc., Class A†	915	128,210
Cushman & Wakefield PLC†	3,309	36,630
Emaar Properties PJSC	32,473	120,273
Jones Lang LaSalle, Inc.†	513	131,215
McGrath RentCorp	99	11,480
		435,508
REITS — 1.6%
Alexander & Baldwin, Inc.	817	14,567
American Healthcare REIT, Inc.	293	10,765
American Tower Corp.	755	166,870
Apple Hospitality REIT, Inc.	586	6,839
AvalonBay Communities, Inc.	563	114,571
BrightSpire Capital, Inc.	2,339	11,812
Brixmor Property Group, Inc.	4,592	119,576
Broadstone Net Lease, Inc.	528	8,474
Camden Property Trust	988	111,338
CareTrust REIT, Inc.	1,790	54,774
CBL & Associates Properties, Inc.	290	7,363
Chimera Investment Corp.	606	8,405
COPT Defense Properties	268	7,391
Covivio SA	288	18,185
Curbline Properties Corp.	877	20,022
Empire State Realty Trust, Inc., Class A	944	7,637
Equity LifeStyle Properties, Inc.	1,740	107,306
Equity Residential	1,651	111,426
Essex Property Trust, Inc.	409	115,911
First Industrial Realty Trust, Inc.	2,234	107,522
Invitation Homes, Inc.	3,421	112,209
Kite Realty Group Trust	934	21,155
Ladder Capital Corp.	695	7,471
LTC Properties, Inc.	102	3,530
MFA Financial, Inc.	756	7,152
Mid-America Apartment Communities, Inc.	732	108,343
Millrose Properties, Inc.	4,105	117,034
National Health Investors, Inc.	101	7,082
NexPoint Residential Trust, Inc.	251	8,363
Omega Healthcare Investors, Inc.	3,130	114,714
Outfront Media, Inc.	2,513	41,012
PotlatchDeltic Corp.	190	7,290
Public Storage	382	112,086
Rithm Capital Corp.	10,185	114,989
Ryman Hospitality Properties, Inc.	423	41,737
Sabra Health Care REIT, Inc.	422	7,782
Simon Property Group, Inc.	6,586	1,058,765
SITE Centers Corp.	2,644	29,904
Tanger, Inc.	253	7,737
TPG RE Finance Trust, Inc.	1,721	13,286
Urban Edge Properties	2,030	37,880
VICI Properties, Inc.	3,679	119,935
Weyerhaeuser Co.	4,480	115,091
WP Carey, Inc.	1,923	119,957
Xenia Hotels & Resorts, Inc.	319	4,010
		3,469,268
Retail — 2.9%
Abercrombie & Fitch Co., Class A†	417	34,548
American Eagle Outfitters, Inc.	638	6,138
Associated British Foods PLC	9,187	259,557
AutoZone, Inc.†	29	107,655

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Avolta AG	784	$ 42,666
Best Buy Co., Inc.	1,650	110,765
Brinker International, Inc.†	361	65,099
Buckle, Inc.	195	8,843
Chipotle Mexican Grill, Inc.†	2,160	121,284
Cie Financiere Richemont SA, Class A	84	15,886
Costco Wholesale Corp.	114	112,853
Fast Retailing Co., Ltd.	1,000	342,674
Gap, Inc.	4,238	92,431
Genesco, Inc.†	326	6,419
Home Depot, Inc.	1,047	383,872
Industria de Diseno Textil SA	771	40,176
J. Jill, Inc.	460	6,734
JUMBO SA	2,005	69,281
Next PLC	429	73,291
Pandora A/S	1,412	247,836
Ross Stores, Inc.	762	97,216
Sally Beauty Holdings, Inc.†	853	7,899
Target Corp.	1,142	112,658
TJX Cos., Inc.	12,912	1,594,503
Urban Outfitters, Inc.†	210	15,233
Victoria's Secret & Co.†	1,258	23,298
Walmart, Inc.	20,464	2,000,970
Williams-Sonoma, Inc.	682	111,418
		6,111,203
Savings & Loans — 0.1%
Axos Financial, Inc.†	661	50,262
Berkshire Hills Bancorp, Inc.	420	10,517
Northwest Bancshares, Inc.	582	7,438
OceanFirst Financial Corp.	665	11,711
Pacific Premier Bancorp, Inc.	572	12,063
WSFS Financial Corp.	133	7,315
		99,306
Semiconductors — 7.8%
Ambarella, Inc.†	607	40,101
Applied Materials, Inc.	734	134,373
ASML Holding NV	943	755,010
Astera Labs, Inc.†	1,243	112,392
Broadcom, Inc.	6,284	1,732,185
CEVA, Inc.†	341	7,495
Cirrus Logic, Inc.†	1,171	122,083
Impinj, Inc.†	322	35,765
KLA Corp.	149	133,465
Lam Research Corp.	1,508	146,789
MaxLinear, Inc.†	632	8,981
MediaTek, Inc.	3,000	127,732
NVIDIA Corp.	60,640	9,580,514
QUALCOMM, Inc.	11,760	1,872,898
Rambus, Inc.†	910	58,258
Samsung Electronics Co., Ltd.	3,734	165,545
SK Hynix, Inc.	1,301	281,808
Taiwan Semiconductor Manufacturing Co., Ltd.	32,039	1,156,800
		16,472,194
Shipbuilding — 0.0%
Hyundai Heavy Industries Co., Ltd.	232	73,651
Mazagon Dock Shipbuilders, Ltd.	524	19,852
		93,503
Software — 7.2%
8x8, Inc.†	3,179	6,231
Security Description	Shares or Principal Amount	Value

Software (continued)
ACI Worldwide, Inc.†	495	$ 22,725
Adeia, Inc.	570	8,060
Adobe, Inc.†	4,443	1,718,908
AppLovin Corp., Class A†	324	113,426
Atlassian Corp., Class A†	4,927	1,000,624
Autodesk, Inc.†	1,472	455,687
Bandwidth, Inc., Class A†	896	14,246
Blend Labs, Inc., Class A†	10,047	33,155
Broadridge Financial Solutions, Inc.	483	117,384
Cadence Design Systems, Inc.†	367	113,091
Commvault Systems, Inc.†	339	59,098
DocuSign, Inc.†	1,296	100,945
Doximity, Inc., Class A†	2,215	135,868
Dropbox, Inc., Class A†	4,175	119,405
Duolingo, Inc.†	285	116,856
Fiserv, Inc.†	708	122,066
Health Catalyst, Inc.†	1,635	6,164
IBEX Holdings, Ltd.†	362	10,534
Intuit, Inc.	176	138,623
IonQ, Inc.†	1,168	50,189
Life360, Inc.†	600	39,150
LiveRamp Holdings, Inc.†	1,249	41,267
Manhattan Associates, Inc.†	954	188,386
Microsoft Corp.	13,814	6,871,222
Nexon Co., Ltd.	5,100	102,641
Nice, Ltd.†	220	37,281
Oracle Corp. Japan	700	83,527
Pegasystems, Inc.	2,380	128,829
Phreesia, Inc.†	1,124	31,989
PROS Holdings, Inc.†	595	9,318
PubMatic, Inc., Class A†	691	8,596
RingCentral, Inc., Class A†	4,476	126,895
ROBLOX Corp., Class A†	2,299	241,855
Salesforce, Inc.	420	114,530
SAP SE	1,329	404,265
ServiceNow, Inc.†	646	664,140
Snowflake, Inc.†	774	173,198
Teradata Corp.†	4,924	109,854
Twilio, Inc., Class A†	1,000	124,360
Veeva Systems, Inc., Class A†	3,171	913,185
Waystar Holding Corp.†	535	21,865
Weave Communications, Inc.†	1,172	9,751
Workday, Inc., Class A†	430	103,200
Zoom Communications, Inc.†	1,409	109,874
		15,122,463
Telecommunications — 2.1%
A10 Networks, Inc.	564	10,913
Accton Technology Corp.	4,000	99,449
Arista Networks, Inc.†	2,677	273,884
AT&T, Inc.	23,670	685,010
Bharti Airtel, Ltd.	9,695	227,462
Calix, Inc.†	546	29,042
Cisco Systems, Inc.	1,381	95,814
CommScope Holding Co., Inc.†	637	5,274
Credo Technology Group Holding, Ltd.†	983	91,016
Deutsche Telekom AG	5,653	206,969
Extreme Networks, Inc.†	2,564	46,024
Far EasTone Telecommunications Co., Ltd.	25,000	76,704
IDT Corp., Class B	386	26,372
InterDigital, Inc.	238	53,367
Juniper Networks, Inc.	3,071	122,625
KDDI Corp.	17,800	305,810

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Koninklijke KPN NV	12,050	$ 58,815
Lumen Technologies, Inc.†	12,105	53,020
Motorola Solutions, Inc.	1,738	730,759
NETGEAR, Inc.†	1,113	32,355
Telefonaktiebolaget LM Ericsson, Class B	18,880	161,809
Telstra Group, Ltd.	59,276	188,825
TIM SA	54,300	220,374
Ubiquiti, Inc.	455	187,301
Verizon Communications, Inc.	2,657	114,968
Viavi Solutions, Inc.†	721	7,260
Xiaomi Corp., Class B*†	34,600	266,652
		4,377,873
Textiles — 0.0%
UniFirst Corp.	38	7,152
Toys/Games/Hobbies — 0.1%
Bandai Namco Holdings, Inc.	4,000	143,193
Hasbro, Inc.	1,718	126,823
		270,016
Transportation — 0.8%
Costamare, Inc.	1,694	15,432
CSX Corp.	3,815	124,483
Dorian LPG, Ltd.	356	8,679
Expeditors International of Washington, Inc.	1,031	117,792
FedEx Corp.	531	120,702
Hub Group, Inc., Class A	574	19,189
International Seaways, Inc.	199	7,260
Kirby Corp.†	1,067	121,008
Matson, Inc.	367	40,865
Poste Italiane SpA*	1,474	31,677
Safe Bulkers, Inc.	1,798	6,491
Scorpio Tankers, Inc.	1,032	40,382
SITC International Holdings Co., Ltd.	33,000	105,928
Teekay Corp., Ltd.	3,640	30,030
Teekay Tankers, Ltd., Class A	865	36,088
Union Pacific Corp.	3,558	818,625
United Parcel Service, Inc., Class B	1,205	121,633
World Kinect Corp.	274	7,768
		1,774,032
Water — 0.1%
American States Water Co.	104	7,973
California Water Service Group	199	9,050
Cia de Saneamento Basico do Estado de Sao Paulo	5,500	120,597
H2O America	198	10,290
		147,910
Total Common Stocks (cost $123,704,831)		167,194,969
CONVERTIBLE PREFERRED STOCKS — 0.0%
Aerospace/Defense — 0.0%
Boeing Co.	508	34,544
Diversified Financial Services — 0.0%
Apollo Global Management, Inc.	220	16,467
Electric — 0.0%
PG&E Corp.	277	10,415
Total Convertible Preferred Stocks (cost $50,250)		61,426
Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 7.8%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028*	$ 10,000	$ 9,450
7.88%, 04/01/2030*	30,000	30,967
Interpublic Group of Cos., Inc.
4.65%, 10/01/2028	58,000	58,292
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/2030*	20,000	19,102
5.00%, 08/15/2027*	5,000	4,975
7.38%, 02/15/2031*	15,000	15,881
		138,667
Aerospace/Defense — 0.2%
Boeing Co.
2.20%, 02/04/2026	47,000	46,266
2.70%, 02/01/2027	37,000	35,962
2.95%, 02/01/2030	5,000	4,635
3.20%, 03/01/2029	10,000	9,519
3.25%, 02/01/2035	5,000	4,211
3.38%, 06/15/2046	29,000	19,848
3.60%, 05/01/2034	14,000	12,338
3.90%, 05/01/2049	9,000	6,446
3.95%, 08/01/2059	25,000	17,090
5.88%, 02/15/2040	15,000	14,949
6.13%, 02/15/2033	33,000	34,809
6.26%, 05/01/2027	3,000	3,086
6.30%, 05/01/2029	5,000	5,286
6.39%, 05/01/2031	20,000	21,494
6.86%, 05/01/2054	21,000	22,989
Bombardier, Inc.
6.75%, 06/15/2033*	15,000	15,543
7.00%, 06/01/2032*	5,000	5,207
7.25%, 07/01/2031*	5,000	5,248
8.75%, 11/15/2030*	20,000	21,652
Howmet Aerospace, Inc.
3.00%, 01/15/2029	9,000	8,600
5.95%, 02/01/2037	37,000	39,286
Spirit AeroSystems, Inc.
4.60%, 06/15/2028	35,000	34,405
9.38%, 11/30/2029*	5,000	5,305
9.75%, 11/15/2030*	35,000	38,600
TransDigm, Inc.
6.00%, 01/15/2033*	30,000	30,163
6.63%, 03/01/2032*	10,000	10,354
6.88%, 12/15/2030*	20,000	20,752
7.13%, 12/01/2031*	5,000	5,239
		499,282
Agriculture — 0.1%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.95%, 04/20/2035*	15,000	15,540
Philip Morris International, Inc.
4.38%, 04/30/2030	25,000	24,940
4.75%, 11/01/2031	25,000	25,184
5.13%, 02/15/2030	56,000	57,614
		123,278
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	5,000	4,988
5.75%, 04/20/2029*	15,000	14,987
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029*	45,000	44,530

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Airlines (continued)
United Airlines, Inc.
4.63%, 04/15/2029*	$ 25,000	$ 24,267
		88,772
Apparel — 0.1%
Crocs, Inc.
4.25%, 03/15/2029*	15,000	14,310
Hanesbrands, Inc.
9.00%, 02/15/2031*	35,000	37,056
Levi Strauss & Co.
3.50%, 03/01/2031*	30,000	27,449
PVH Corp.
5.50%, 06/13/2030	30,000	30,215
Tapestry, Inc.
3.05%, 03/15/2032	8,000	7,146
5.10%, 03/11/2030	21,000	21,273
5.50%, 03/11/2035	24,000	24,093
Under Armour, Inc.
7.25%, 07/15/2030*	20,000	20,254
		181,796
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.
4.90%, 10/06/2029	19,000	18,967
5.80%, 01/07/2029	28,000	28,839
Hyundai Capital America
4.55%, 09/26/2029*	15,000	14,866
5.35%, 03/19/2029*	22,000	22,399
5.40%, 01/08/2031*	11,000	11,232
5.40%, 06/23/2032*	10,000	10,128
6.38%, 04/08/2030*	4,000	4,249
6.50%, 01/16/2029*	35,000	36,888
		147,568
Auto Parts & Equipment — 0.0%
Adient Global Holdings, Ltd.
7.50%, 02/15/2033*	10,000	10,226
8.25%, 04/15/2031*	35,000	36,776
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	25,000	19,360
		66,362
Banks — 0.7%
Bank of America Corp.
2.50%, 02/13/2031	42,000	38,361
3.85%, 03/08/2037	79,000	72,293
5.43%, 08/15/2035	51,000	50,985
5.47%, 01/23/2035	16,000	16,437
Bank of Montreal
3.80%, 12/15/2032	13,000	12,662
Citigroup, Inc.
4.45%, 09/29/2027	67,000	67,064
6.17%, 05/25/2034	13,000	13,609
7.13%, 08/15/2029(2)	33,000	34,014
Deutsche Bank AG
2.31%, 11/16/2027	150,000	145,541
Fifth Third Bancorp
6.34%, 07/27/2029	33,000	34,759
First-Citizens Bank & Trust Co.
6.13%, 03/09/2028	40,000	41,495
Freedom Mtg. Corp.
12.25%, 10/01/2030*	20,000	22,177
Security Description	Shares or Principal Amount	Value

Banks (continued)
Goldman Sachs Group, Inc.
3.65%, 08/10/2026(2)	$ 6,000	$ 5,874
JPMorgan Chase & Co.
3.65%, 06/01/2026(2)	11,000	10,821
5.14%, 01/24/2031	50,000	51,274
5.50%, 01/24/2036	20,000	20,600
5.72%, 09/14/2033	47,000	48,988
6.07%, 10/22/2027	92,000	93,998
JPMorgan Chase & Co. FRS
5.59%, (TSFR3M+1.26%), 05/15/2077	31,000	27,466
Morgan Stanley
5.12%, 02/01/2029	166,000	168,898
5.23%, 01/15/2031	20,000	20,474
5.30%, 04/20/2037	10,000	9,963
5.94%, 02/07/2039	29,000	29,766
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	57,000	55,323
Truist Financial Corp.
5.71%, 01/24/2035	37,000	38,352
US Bancorp
2.49%, 11/03/2036	58,000	49,229
Wells Fargo & Co.
3.90%, 03/15/2026(2)	20,000	19,795
5.57%, 07/25/2029	125,000	129,070
Westpac Banking Corp.
2.96%, 11/16/2040	23,000	17,022
4.42%, 07/24/2039	30,000	27,232
		1,373,542
Biotechnology — 0.1%
Amgen, Inc.
3.20%, 11/02/2027	22,000	21,488
5.25%, 03/02/2030	36,000	37,094
5.65%, 03/02/2053	17,000	16,599
5.75%, 03/02/2063	21,000	20,416
Illumina, Inc.
4.65%, 09/09/2026	22,000	22,026
Royalty Pharma PLC
5.15%, 09/02/2029	25,000	25,511
5.40%, 09/02/2034	27,000	27,356
		170,490
Building Materials — 0.1%
Boise Cascade Co.
4.88%, 07/01/2030*	25,000	24,324
Builders FirstSource, Inc.
6.38%, 03/01/2034*	15,000	15,286
6.75%, 05/15/2035*	10,000	10,296
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	20,000	18,444
JH North America Holdings, Inc.
5.88%, 01/31/2031*	5,000	5,044
6.13%, 07/31/2032*	10,000	10,166
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	25,000	25,642
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	25,000	23,765
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	15,000	15,425
6.75%, 03/01/2033*	10,000	10,318
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031*	25,000	26,211

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
Standard Building Solutions, Inc.
6.50%, 08/15/2032*	$ 25,000	$ 25,616
Standard Industries, Inc.
3.38%, 01/15/2031*	5,000	4,484
4.38%, 07/15/2030*	30,000	28,405
		243,426
Chemicals — 0.3%
Avient Corp.
6.25%, 11/01/2031*	10,000	10,094
7.13%, 08/01/2030*	20,000	20,628
Celanese US Holdings LLC
1.40%, 08/05/2026	17,000	16,386
6.42%, 07/15/2027	43,000	44,530
6.63%, 07/15/2032	15,000	15,726
Cerdia Finanz GmbH
9.38%, 10/03/2031*	20,000	20,729
CF Industries, Inc.
4.95%, 06/01/2043	35,000	31,116
DowDuPont, Inc.
5.42%, 11/15/2048	60,000	60,422
FMC Corp.
8.45%, 11/01/2055	65,000	66,519
Huntsman International LLC
4.50%, 05/01/2029	67,000	63,539
5.70%, 10/15/2034	15,000	13,941
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	8,000	7,070
4.45%, 09/26/2028	38,000	37,951
Nutrien, Ltd.
4.00%, 12/15/2026	8,000	7,949
4.20%, 04/01/2029	27,000	26,720
Rain Carbon, Inc.
12.25%, 09/01/2029*	20,000	21,449
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028*	25,000	24,357
6.63%, 05/01/2029*	20,000	19,554
Vibrantz Technologies, Inc.
9.00%, 02/15/2030*	30,000	20,211
Westlake Chemical Corp.
2.88%, 08/15/2041	24,000	16,140
WR Grace Holdings LLC
5.63%, 08/15/2029*	15,000	13,578
		558,609
Coal — 0.0%
Coronado Finance Pty Ltd.
9.25%, 10/01/2029*	10,000	7,456
Commercial Services — 0.1%
Allied Universal Holdco LLC
7.88%, 02/15/2031*	30,000	31,341
EquipmentShare.com, Inc.
8.63%, 05/15/2032*	15,000	15,940
9.00%, 05/15/2028*	15,000	15,846
Herc Holdings, Inc.
5.50%, 07/15/2027*	15,000	15,001
6.63%, 06/15/2029*	15,000	15,390
7.00%, 06/15/2030*	5,000	5,222
7.25%, 06/15/2033*	5,000	5,239
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.25%, 01/15/2028*	30,000	30,047
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
RR Donnelley & Sons Co.
9.50%, 08/01/2029*	$ 35,000	$ 35,000
Service Corp. International
3.38%, 08/15/2030	5,000	4,596
United Rentals North America, Inc.
6.13%, 03/15/2034*	20,000	20,600
Veritiv Operating Co.
10.50%, 11/30/2030*	5,000	5,413
		199,635
Computers — 0.1%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	15,000	15,046
CACI International, Inc.
6.38%, 06/15/2033*	30,000	30,958
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	20,000	20,952
Gartner, Inc.
3.63%, 06/15/2029*	6,000	5,705
3.75%, 10/01/2030*	50,000	46,788
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	20,000	19,900
4.85%, 10/15/2031	24,000	23,938
5.00%, 10/15/2034	12,000	11,640
5.60%, 10/15/2054	24,000	22,166
McAfee Corp.
7.38%, 02/15/2030*	30,000	28,332
Seagate Data Storage Technology Pte, Ltd.
5.88%, 07/15/2030*	25,000	25,373
Seagate Technology Holdings PLC
3.13%, 07/15/2029	10,000	9,132
		259,930
Cosmetics/Personal Care — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029*	20,000	19,541
6.63%, 07/15/2030*	15,000	15,343
Kenvue, Inc.
4.85%, 05/22/2032	5,000	5,060
4.90%, 03/22/2033	65,000	65,962
		105,906
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	20,000	18,919
4.00%, 01/15/2028*	10,000	9,780
Ritchie Bros. Holdings, Inc.
7.75%, 03/15/2031*	15,000	15,769
		44,468
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.10%, 01/19/2029	150,000	152,678
Air Lease Corp.
3.25%, 10/01/2029	37,000	35,217
4.63%, 10/01/2028	47,000	47,305
5.85%, 12/15/2027	5,000	5,171
Ally Financial, Inc.
8.00%, 11/01/2031	46,000	52,377
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	10,000	10,989
Aviation Capital Group LLC
5.13%, 04/10/2030*	35,000	35,331

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
5.38%, 07/15/2029*	$ 41,000	$ 41,753
Capital One Financial Corp.
7.62%, 10/30/2031	29,000	32,765
Encore Capital Group, Inc.
8.50%, 05/15/2030*	20,000	21,452
Freedom Mtg. Holdings LLC
8.38%, 04/01/2032*	35,000	35,377
GGAM Finance, Ltd.
8.00%, 02/15/2027*	10,000	10,310
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	12,000	9,961
4.35%, 06/15/2029	23,000	23,019
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	55,000	55,525
6.75%, 05/01/2033*	60,000	61,692
Jefferies Financial Group, Inc.
5.03%, 03/16/2026	35,000	35,065
6.20%, 04/14/2034	17,000	17,782
Jefferson Capital Holdings LLC
8.25%, 05/15/2030*	20,000	20,723
9.50%, 02/15/2029*	30,000	31,666
LPL Holdings, Inc.
5.20%, 03/15/2030	29,000	29,450
6.75%, 11/17/2028	22,000	23,463
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	23,000	22,985
6.40%, 03/26/2029*	5,000	5,220
6.50%, 03/26/2031*	31,000	32,808
Nasdaq, Inc.
5.55%, 02/15/2034	7,000	7,293
Nationstar Mtg. Holdings, Inc.
7.13%, 02/01/2032*	25,000	25,967
Nationstar Mortgage Holdings, Inc.
5.75%, 11/15/2031*	55,000	55,858
OneMain Finance Corp.
5.38%, 11/15/2029	50,000	49,182
7.13%, 11/15/2031	10,000	10,405
7.50%, 05/15/2031	20,000	20,897
PHH Escrow Issuer LLC/PHH Corp.
9.88%, 11/01/2029*	50,000	49,877
PRA Group, Inc.
8.88%, 01/31/2030*	45,000	46,377
Rocket Cos., Inc.
6.38%, 08/01/2033*	25,000	25,580
Stonex Escrow Issuer LLC
6.88%, 07/15/2032*	15,000	15,151
		1,156,671
Electric — 0.7%
AES Corp.
2.45%, 01/15/2031	40,000	34,970
American Electric Power Co., Inc.
4.30%, 12/01/2028	36,000	36,015
5.63%, 03/01/2033	8,000	8,316
American Transmission Systems, Inc.
2.65%, 01/15/2032*	12,000	10,558
Appalachian Power Co.
5.80%, 10/01/2035	17,000	17,366
Calpine Corp.
5.00%, 02/01/2031*	10,000	9,892
Commonwealth Edison Co.
5.88%, 02/01/2033	20,000	21,048
Security Description	Shares or Principal Amount	Value

Electric (continued)
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	$ 11,000	$ 9,294
Constellation Energy Generation LLC
5.60%, 03/01/2028	56,000	57,937
5.75%, 03/15/2054	17,000	16,654
6.13%, 01/15/2034	16,000	17,231
6.50%, 10/01/2053	40,000	42,925
DTE Energy Co.
5.85%, 06/01/2034	23,000	24,059
Duke Energy Corp.
4.85%, 01/05/2029	5,000	5,078
5.45%, 06/15/2034	45,000	46,219
5.80%, 06/15/2054	34,000	33,197
Duke Energy Ohio, Inc.
3.65%, 02/01/2029	15,000	14,711
Electricite de France SA
4.75%, 10/13/2035*	45,000	43,028
Eversource Energy
5.45%, 03/01/2028	18,000	18,464
Exelon Corp.
5.15%, 03/15/2029	64,000	65,653
5.63%, 06/15/2035	8,000	8,227
FirstEnergy Transmission LLC
4.55%, 01/15/2030	10,000	10,005
Georgia Power Co.
4.95%, 05/17/2033	37,000	37,287
5.25%, 03/15/2034	24,000	24,476
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	41,000	39,366
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032	80,000	82,404
5.90%, 03/15/2055	25,000	25,079
Northern States Power Co.
5.05%, 05/15/2035	45,000	45,450
NRG Energy, Inc.
2.00%, 12/02/2025*	37,000	36,460
2.45%, 12/02/2027*	28,000	26,575
6.25%, 11/01/2034*	25,000	25,471
10.25%, 03/15/2028*(2)	20,000	22,209
Oncor Electric Delivery Co. LLC
4.95%, 09/15/2052	55,000	48,763
Pacific Gas & Electric Co.
2.10%, 08/01/2027	12,000	11,365
4.95%, 07/01/2050	13,000	10,478
5.55%, 05/15/2029	13,000	13,210
5.90%, 06/15/2032	21,000	21,433
6.10%, 01/15/2029	13,000	13,469
6.75%, 01/15/2053	25,000	25,154
6.95%, 03/15/2034	21,000	22,606
PacifiCorp
2.70%, 09/15/2030	11,000	10,058
6.25%, 10/15/2037	11,000	11,620
PG&E Corp.
5.25%, 07/01/2030	30,000	28,579
7.38%, 03/15/2055	15,000	14,205
Puget Sound Energy, Inc.
5.45%, 06/01/2053	21,000	19,973
Sempra
5.50%, 08/01/2033	21,000	21,435
Southern Co.
5.50%, 03/15/2029	5,000	5,205
5.70%, 03/15/2034	29,000	30,304

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Virginia Electric & Power Co.
5.05%, 08/15/2034	$ 33,000	$ 33,070
Vistra Corp.
7.00%, 12/15/2026*(2)	10,000	10,120
8.00%, 10/15/2026*(2)	15,000	15,364
Vistra Operations Co. LLC
3.70%, 01/30/2027*	41,000	40,466
4.30%, 07/15/2029*	27,000	26,604
5.00%, 07/31/2027*	10,000	9,988
5.70%, 12/30/2034*	30,000	30,549
6.00%, 04/15/2034*	34,000	35,308
6.88%, 04/15/2032*	15,000	15,682
6.95%, 10/15/2033*	21,000	23,060
7.75%, 10/15/2031*	25,000	26,571
		1,490,263
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	10,000	9,458
WESCO Distribution, Inc.
6.38%, 03/15/2029*	5,000	5,144
6.38%, 03/15/2033*	10,000	10,336
6.63%, 03/15/2032*	25,000	25,979
		50,917
Electronics — 0.1%
Flex, Ltd.
5.25%, 01/15/2032	33,000	33,363
Imola Merger Corp.
4.75%, 05/15/2029*	25,000	24,137
Sensata Technologies, Inc.
3.75%, 02/15/2031*	40,000	36,461
TTM Technologies, Inc.
4.00%, 03/01/2029*	35,000	33,441
		127,402
Engineering & Construction — 0.0%
Arcosa, Inc.
6.88%, 08/15/2032*	10,000	10,378
MasTec, Inc.
5.90%, 06/15/2029	46,000	47,582
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/2028*	20,000	19,372
		77,332
Entertainment — 0.2%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	40,000	38,182
6.00%, 10/15/2032*	10,000	9,807
6.50%, 02/15/2032*	5,000	5,131
7.00%, 02/15/2030*	35,000	36,245
Churchill Downs, Inc.
5.75%, 04/01/2030*	20,000	20,065
Cinemark USA, Inc.
5.25%, 07/15/2028*	20,000	19,905
Great Canadian Gaming Corp.
8.75%, 11/15/2029*	15,000	14,682
Light & Wonder International, Inc.
7.25%, 11/15/2029*	35,000	36,059
7.50%, 09/01/2031*	5,000	5,232
Live Nation Entertainment, Inc.
6.50%, 05/15/2027*	10,000	10,147
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Penn Entertainment, Inc.
5.63%, 01/15/2027*	$ 25,000	$ 24,926
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.
6.63%, 03/01/2030*	25,000	24,092
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	25,000	25,692
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.63%, 05/01/2032*	10,000	10,314
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	4,000	3,885
WarnerMedia Holdings, Inc.
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	30,000	29,784
7.13%, 02/15/2031*	35,000	37,326
		351,474
Environmental Control — 0.0%
Clean Harbors, Inc.
6.38%, 02/01/2031*	10,000	10,245
GFL Environmental, Inc.
6.75%, 01/15/2031*	5,000	5,232
Madison IAQ LLC
4.13%, 06/30/2028*	10,000	9,715
5.88%, 06/30/2029*	35,000	34,432
Waste Pro USA, Inc.
7.00%, 02/01/2033*	20,000	20,762
Wrangler Holdco Corp.
6.63%, 04/01/2032*	10,000	10,411
		90,797
Food — 0.1%
Chobani Holdco II LLC
8.75%, 10/01/2029*(3)	10,419	11,157
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029*	25,000	26,052
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 02/02/2029	46,000	43,702
6.75%, 03/15/2034	38,000	41,483
Kellanova
4.50%, 04/01/2046	5,000	4,274
7.45%, 04/01/2031	6,000	6,875
Mars, Inc.
4.65%, 04/20/2031*	3,000	3,037
5.00%, 03/01/2032*	15,000	15,199
5.20%, 03/01/2035*	20,000	20,240
5.65%, 05/01/2045*	20,000	20,048
5.70%, 05/01/2055*	15,000	14,963
5.80%, 05/01/2065*	10,000	9,983
Pilgrim's Pride Corp.
3.50%, 03/01/2032	10,000	9,003
US Foods, Inc.
5.75%, 04/15/2033*	20,000	19,979
7.25%, 01/15/2032*	5,000	5,265
		251,260
Food Service — 0.0%
Aramark Services, Inc.
5.00%, 02/01/2028*	25,000	24,899
Forest Products & Paper — 0.0%
Georgia-Pacific LLC
4.95%, 06/30/2032*	40,000	40,480

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Forest Products & Paper (continued)
Magnera Corp.
4.75%, 11/15/2029*	$ 10,000	$ 8,837
Mercer International, Inc.
5.13%, 02/01/2029	15,000	12,236
12.88%, 10/01/2028*	15,000	15,214
		76,767
Gas — 0.1%
CenterPoint Energy Resources Corp.
5.40%, 07/01/2034	21,000	21,347
NiSource, Inc.
5.20%, 07/01/2029	41,000	42,090
Souther Co. Gas Capital Corp.
4.95%, 09/15/2034	25,000	24,746
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033*	5,000	5,354
7.75%, 05/01/2035*	5,000	5,412
		98,949
Healthcare-Products — 0.0%
Bausch & Lomb Corp.
8.38%, 10/01/2028*	15,000	15,656
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	23,000	23,337
Insulet Corp.
6.50%, 04/01/2033*	10,000	10,426
Medline Borrower LP
3.88%, 04/01/2029*	25,000	23,981
5.25%, 10/01/2029*	15,000	14,883
		88,283
Healthcare-Services — 0.2%
Centene Corp.
2.63%, 08/01/2031	35,000	29,988
3.00%, 10/15/2030	15,000	13,403
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	45,000	39,904
5.63%, 03/15/2027*	15,000	14,775
10.88%, 01/15/2032*	20,000	21,197
Concentra Health Services, Inc.
6.88%, 07/15/2032*	25,000	25,884
DaVita, Inc.
6.75%, 07/15/2033*	5,000	5,163
6.88%, 09/01/2032*	60,000	62,171
HCA, Inc.
3.63%, 03/15/2032	11,000	10,146
4.50%, 02/15/2027	3,000	3,000
5.60%, 04/01/2034	13,000	13,301
6.00%, 04/01/2054	19,000	18,588
Humana, Inc.
5.75%, 03/01/2028	46,000	47,465
IQVIA, Inc.
6.25%, 06/01/2032*	55,000	56,442
Tenet Healthcare Corp.
4.25%, 06/01/2029	15,000	14,547
5.13%, 11/01/2027	70,000	69,888
6.13%, 06/15/2030	25,000	25,434
		471,296
Home Builders — 0.1%
DR Horton, Inc.
5.00%, 10/15/2034	75,000	74,148
5.50%, 10/15/2035	45,000	45,822
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
LGI Homes, Inc.
8.75%, 12/15/2028*	$ 30,000	$ 31,186
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	20,000	19,930
5.75%, 01/15/2028*	10,000	10,150
5.88%, 06/15/2027*	10,000	10,135
Toll Brothers Finance Corp.
3.80%, 11/01/2029	23,000	22,320
4.35%, 02/15/2028	20,000	19,893
		233,584
Housewares — 0.0%
Newell Brands, Inc.
6.38%, 05/15/2030	10,000	9,728
6.63%, 05/15/2032	10,000	9,540
8.50%, 06/01/2028*	15,000	15,753
		35,021
Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030*	30,000	30,991
8.50%, 06/15/2029*	30,000	31,285
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
5.88%, 11/01/2029*	35,000	34,502
7.00%, 01/15/2031*	35,000	36,204
7.38%, 10/01/2032*	10,000	10,308
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	20,000	20,294
Athene Global Funding
5.32%, 11/13/2031*	30,000	30,236
5.53%, 07/11/2031*	46,000	46,990
Athene Holding, Ltd.
5.88%, 01/15/2034	16,000	16,569
6.25%, 04/01/2054	11,000	10,856
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	12,000	7,744
4.30%, 05/15/2043	25,000	22,016
Brown & Brown, Inc.
4.90%, 06/23/2030	36,000	36,335
5.25%, 06/23/2032	13,000	13,259
5.55%, 06/23/2035	17,000	17,336
CNA Financial Corp.
5.13%, 02/15/2034	24,000	24,037
CNO Financial Group, Inc.
5.25%, 05/30/2029	15,000	15,131
CNO Global Funding
4.95%, 09/09/2029*	5,000	5,051
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	28,000	28,870
Fidelity National Financial, Inc.
3.20%, 09/17/2051	23,000	14,133
HUB International, Ltd.
7.25%, 06/15/2030*	25,000	26,126
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	10,000	10,599
10.50%, 12/15/2030*	25,000	26,645
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070*	58,000	38,370
MetLife, Inc.
6.40%, 12/15/2066	37,000	38,745

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Teachers Insurance & Annuity Assoc. of America
6.85%, 12/16/2039*	$ 16,000	$ 18,014
		610,646
Internet — 0.2%
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/2032*	50,000	49,236
Meta Platforms, Inc.
5.40%, 08/15/2054	47,000	45,836
5.55%, 08/15/2064	23,000	22,476
5.75%, 05/15/2063	37,000	37,402
Netflix, Inc.
5.38%, 11/15/2029*	69,000	72,083
5.40%, 08/15/2054	10,000	9,869
5.88%, 11/15/2028	10,000	10,541
Snap, Inc.
6.88%, 03/01/2033*	55,000	56,437
Wayfair LLC
7.25%, 10/31/2029*	25,000	25,011
7.75%, 09/15/2030*	20,000	20,124
		349,015
Investment Companies — 0.1%
Ares Capital Corp.
3.88%, 01/15/2026	82,000	81,573
7.00%, 01/15/2027	5,000	5,159
Blackstone Private Credit Fund
3.25%, 03/15/2027	23,000	22,363
		109,095
Iron/Steel — 0.1%
ArcelorMittal
7.00%, 10/15/2039	37,000	40,974
ATI, Inc.
4.88%, 10/01/2029	5,000	4,897
5.13%, 10/01/2031	5,000	4,887
5.88%, 12/01/2027	30,000	30,026
7.25%, 08/15/2030	25,000	26,198
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029*	22,000	22,178
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	20,000	18,853
Commercial Metals Co.
4.38%, 03/15/2032	5,000	4,588
TMS International Corp.
6.25%, 04/15/2029*	25,000	23,770
United States Steel Corp.
6.65%, 06/01/2037	10,000	10,644
		187,015
Leisure Time — 0.2%
Brunswick Corp.
2.40%, 08/18/2031	27,000	22,960
5.85%, 03/18/2029	23,000	23,691
Brunswick Corp./DE
5.10%, 04/01/2052	32,000	24,458
Carnival Corp.
4.00%, 08/01/2028*	73,000	71,449
5.75%, 03/01/2027*	30,000	30,248
5.75%, 03/15/2030*	20,000	20,338
5.88%, 06/15/2031*	25,000	25,469
6.13%, 02/15/2033*	10,000	10,231
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
NCL Corp., Ltd.
6.75%, 02/01/2032*	$ 10,000	$ 10,216
7.75%, 02/15/2029*	15,000	15,949
8.13%, 01/15/2029*	10,000	10,542
Royal Caribbean Cruises, Ltd.
5.63%, 09/30/2031*	15,000	15,092
6.00%, 02/01/2033*	40,000	40,771
6.25%, 03/15/2032*	5,000	5,139
Viking Cruises, Ltd.
7.00%, 02/15/2029*	10,000	10,088
9.13%, 07/15/2031*	25,000	26,925
		363,566
Lodging — 0.0%
Boyd Gaming Corp.
4.75%, 06/15/2031*	35,000	33,546
Hyatt Hotels Corp.
5.25%, 06/30/2029	25,000	25,432
5.38%, 12/15/2031	20,000	20,279
Station Casinos LLC
6.63%, 03/15/2032*	15,000	15,338
		94,595
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.
3.10%, 03/01/2030	8,000	7,489
4.60%, 05/15/2028	36,000	36,053
Terex Corp.
5.00%, 05/15/2029*	15,000	14,642
6.25%, 10/15/2032*	15,000	15,030
Vertiv Group Corp.
4.13%, 11/15/2028*	47,000	45,824
		119,038
Machinery-Diversified — 0.1%
Chart Industries, Inc.
9.50%, 01/01/2031*	10,000	10,674
Regal Rexnord Corp.
6.05%, 04/15/2028	85,000	87,591
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	55,000	56,936
		155,201
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	15,000	14,013
4.75%, 03/01/2030*	85,000	82,348
4.75%, 02/01/2032*	25,000	23,713
5.38%, 06/01/2029*	50,000	49,817
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	37,000	34,076
Comcast Corp.
4.00%, 11/01/2049	41,000	31,162
Directv Financing LLC
8.88%, 02/01/2030*	10,000	9,806
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027*	10,000	9,967
10.00%, 02/15/2031*	20,000	19,417
Gray Television, Inc.
5.38%, 11/15/2031*	25,000	18,746
McGraw-Hill Education, Inc.
5.75%, 08/01/2028*	10,000	10,060
7.38%, 09/01/2031*	25,000	26,079

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
8.00%, 08/01/2029*	$ 30,000	$ 30,546
Nexstar Media, Inc.
4.75%, 11/01/2028*	15,000	14,611
Paramount Global
3.70%, 06/01/2028	9,000	8,736
4.20%, 06/01/2029	18,000	17,511
4.38%, 03/15/2043	24,000	17,668
4.95%, 01/15/2031	20,000	19,447
Sinclair Television Group, Inc.
8.13%, 02/15/2033*	55,000	55,562
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	25,000	22,223
4.00%, 07/15/2028*	15,000	14,406
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	71,000	82,678
Walt Disney Co.
4.75%, 09/15/2044	20,000	18,077
7.75%, 12/01/2045	3,000	3,765
		634,434
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
6.13%, 04/15/2032*	20,000	20,343
Glencore Finance Canada, Ltd.
6.00%, 11/15/2041*	7,000	7,058
Glencore Funding LLC
2.50%, 09/01/2030*	24,000	21,625
5.63%, 04/04/2034*	40,000	40,769
6.38%, 10/06/2030*	29,000	31,124
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	20,000	20,314
Novelis Corp.
3.88%, 08/15/2031*	15,000	13,478
4.75%, 01/30/2030*	15,000	14,373
6.88%, 01/30/2030*	20,000	20,679
		189,763
Miscellaneous Manufacturing — 0.0%
Axon Enterprise, Inc.
6.13%, 03/15/2030*	15,000	15,425
6.25%, 03/15/2033*	15,000	15,445
		30,870
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	25,000	23,683
Oil & Gas — 0.3%
Aker BP ASA
5.80%, 10/01/2054*	75,000	68,372
Canadian Natural Resources, Ltd.
5.00%, 12/15/2029*	14,000	14,126
7.20%, 01/15/2032	37,000	40,676
Cenovus Energy, Inc.
6.75%, 11/15/2039	2,000	2,140
Crescent Energy Finance LLC
8.38%, 01/15/2034*	35,000	35,022
Devon Energy Corp.
7.95%, 04/15/2032	20,000	22,975
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	30,000	30,825
Expand Energy Corp.
6.75%, 04/15/2029*	55,000	55,658
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.
8.38%, 11/01/2033*	$ 10,000	$ 10,376
Matador Resources Co.
6.50%, 04/15/2032*	30,000	30,016
Nabors Industries, Inc.
8.88%, 08/15/2031*	35,000	25,998
Occidental Petroleum Corp.
5.20%, 08/01/2029	28,000	28,090
6.20%, 03/15/2040	55,000	53,816
7.50%, 05/01/2031	20,000	22,013
Ovintiv, Inc.
5.65%, 05/15/2028	12,000	12,336
6.25%, 07/15/2033	9,000	9,292
Precision Drilling Corp.
6.88%, 01/15/2029*	15,000	14,818
7.13%, 01/15/2026*	7,000	7,006
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/2028*	25,000	26,177
SM Energy Co.
6.75%, 09/15/2026	10,000	10,005
Sunoco LP
6.25%, 07/01/2033*	25,000	25,417
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029*	35,000	33,918
Transocean Aquila, Ltd.
8.00%, 09/30/2028*	4,077	4,108
Transocean Poseidon, Ltd.
6.88%, 02/01/2027*	10,500	10,517
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028*	13,571	13,785
Transocean, Inc.
6.80%, 03/15/2038	30,000	21,092
8.75%, 02/15/2030*	8,000	8,227
Viper Energy Partners LP
7.38%, 11/01/2031*	20,000	21,222
Viper Energy, Inc.
5.38%, 11/01/2027*	20,000	20,022
		678,045
Oil & Gas Services — 0.0%
Aris Water Holdings LLC
7.25%, 04/01/2030*	25,000	25,793
Weatherford International, Ltd.
8.63%, 04/30/2030*	20,000	20,615
		46,408
Packaging & Containers — 0.1%
Berry Global, Inc.
1.57%, 01/15/2026	30,000	29,464
1.65%, 01/15/2027	48,000	46,040
5.50%, 04/15/2028	4,000	4,103
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	25,000	25,657
Graham Packaging Co., Inc.
7.13%, 08/15/2028*	25,000	24,954
Graphic Packaging International LLC
3.50%, 03/01/2029*	10,000	9,432
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co.-Issuer LLC
6.00%, 09/15/2028*	50,000	50,000
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027*	20,000	20,328

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers (continued)
9.25%, 04/15/2027*	$ 25,000	$ 24,825
WestRock MWV LLC
7.95%, 02/15/2031	1,000	1,159
8.20%, 01/15/2030	20,000	22,889
		258,851
Pharmaceuticals — 0.2%
AbbVie, Inc.
5.05%, 03/15/2034	12,000	12,218
CVS Health Corp.
4.78%, 03/25/2038	48,000	44,051
7.00%, 03/10/2055	55,000	56,728
Endo Finance Holdings, Inc.
8.50%, 04/15/2031*	15,000	15,878
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	63,000	62,811
5.30%, 05/19/2053	26,000	24,544
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	200,000	201,152
Wyeth LLC
5.95%, 04/01/2037	8,000	8,533
Zoetis, Inc.
2.00%, 05/15/2030	85,000	76,390
		502,305
Pipelines — 0.5%
Cheniere Energy Partners LP
3.25%, 01/31/2032	33,000	29,582
4.50%, 10/01/2029	51,000	50,454
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	21,000	22,168
6.54%, 11/15/2053*	21,000	21,704
DT Midstream, Inc.
5.80%, 12/15/2034*	45,000	45,829
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	7,000	6,689
5.80%, 01/15/2035	18,000	18,731
El Paso Natural Gas Co. LLC
8.38%, 06/15/2032	21,000	24,636
Enbridge, Inc.
4.25%, 12/01/2026	11,000	10,979
4.90%, 06/20/2030	20,000	20,200
Energy Transfer LP
5.20%, 04/01/2030	19,000	19,424
5.25%, 07/01/2029	61,000	62,494
6.63%, 02/15/2028(2)	80,000	79,627
Energy Transfer Operating LP
6.50%, 02/01/2042	2,000	2,073
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/2033*	40,000	40,561
Hess Midstream Operations LP
5.13%, 06/15/2028*	10,000	9,930
5.50%, 10/15/2030*	15,000	15,066
5.88%, 03/01/2028*	15,000	15,224
6.50%, 06/01/2029*	10,000	10,284
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	6,000	5,546
Kinder Morgan, Inc.
7.75%, 01/15/2032	12,000	13,852
Kinetik Holdings LP
5.88%, 06/15/2030*	45,000	45,382
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Oneok, Inc.
4.75%, 10/15/2031	$ 35,000	$ 34,653
ONEOK, Inc.
6.10%, 11/15/2032	40,000	42,302
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029*	33,000	33,106
5.58%, 10/01/2034*	18,000	17,810
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	17,000	16,864
5.00%, 01/15/2028	41,000	41,029
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030*	75,000	77,353
Venture Global LNG, Inc.
8.38%, 06/01/2031*	30,000	31,159
9.00%, 09/30/2029*(2)	25,000	24,305
9.50%, 02/01/2029*	20,000	21,788
9.88%, 02/01/2032*	20,000	21,599
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034*	10,000	10,000
6.75%, 01/15/2036*	20,000	20,000
Williams Cos., Inc.
5.60%, 03/15/2035	30,000	30,838
		993,241
Private Equity — 0.0%
KKR Group Finance Co. VI LLC
3.75%, 07/01/2029*	29,000	28,162
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/2030*	16,000	14,948
REITS — 0.3%
American Tower Corp.
2.90%, 01/15/2030	34,000	31,682
3.13%, 01/15/2027	76,000	74,511
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	25,000	23,766
Crown Castle, Inc.
3.65%, 09/01/2027	14,000	13,759
3.80%, 02/15/2028	31,000	30,441
4.75%, 05/15/2047	5,000	4,264
4.90%, 09/01/2029	23,000	23,207
EPR Properties
4.50%, 06/01/2027	11,000	10,944
Equinix, Inc.
3.20%, 11/18/2029	48,000	45,550
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	17,000	14,962
6.75%, 12/01/2033	29,000	30,977
Iron Mountain, Inc.
6.25%, 01/15/2033*	45,000	46,269
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/01/2025*	5,000	4,998
MPT Operating Partnership LP/MPT Finance Corp.
8.50%, 02/15/2032*	50,000	52,328
Prologis LP
2.25%, 04/15/2030	10,000	9,092
5.00%, 03/15/2034	34,000	34,086
RHP Hotel Properties LP / RHP Finance Corp.
6.50%, 06/15/2033*	15,000	15,431

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*	$ 30,000	$ 30,853
7.25%, 07/15/2028*	10,000	10,350
VICI Properties LP
4.75%, 02/15/2028	26,000	26,143
5.13%, 11/15/2031	5,000	5,006
5.75%, 04/01/2034	34,000	34,756
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/2027*	12,000	11,816
3.88%, 02/15/2029*	28,000	27,086
4.50%, 01/15/2028*	33,000	32,826
Weyerhaeuser Co.
7.38%, 03/15/2032	6,000	6,774
XHR LP
6.63%, 05/15/2030*	10,000	10,189
		662,066
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	25,000	23,297
7-Eleven, Inc.
1.30%, 02/10/2028*	80,000	73,788
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030*	30,000	28,034
3.55%, 07/26/2027*	30,000	29,521
Bath & Body Works, Inc.
6.88%, 11/01/2035	40,000	41,485
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/2027*(3)	15,000	14,498
Carvana Co.
9.00%, 12/01/2028*(3)	17,188	17,629
9.00%, 06/01/2031*(3)	20,000	23,692
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	25,000	22,410
4.10%, 01/15/2052	30,000	21,437
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	35,000	32,298
FirstCash, Inc.
6.88%, 03/01/2032*	55,000	56,914
Foundation Building Materials, Inc.
6.00%, 03/01/2029*	30,000	27,516
Kohl's Corp.
10.00%, 06/01/2030*	25,000	25,913
QXO Building Products, Inc.
6.75%, 04/30/2032*	40,000	41,208
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*	10,000	9,828
White Cap Buyer LLC
6.88%, 10/15/2028*	35,000	34,944
		524,412
Semiconductors — 0.0%
Broadcom, Inc.
3.19%, 11/15/2036*	35,000	29,015
Marvell Technology, Inc.
4.75%, 07/15/2030	10,000	10,044
		39,059
Software — 0.2%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	30,000	29,528
Security Description	Shares or Principal Amount	Value

Software (continued)
Atlassian Corp.
5.25%, 05/15/2029	$ 13,000	$ 13,348
5.50%, 05/15/2034	8,000	8,215
Cloud Software Group, Inc.
6.50%, 03/31/2029*	25,000	25,233
9.00%, 09/30/2029*	15,000	15,548
MSCI, Inc.
3.63%, 09/01/2030*	55,000	51,587
Oracle Corp.
2.88%, 03/25/2031	83,000	75,697
3.65%, 03/25/2041	59,000	46,513
Paychex, Inc.
5.10%, 04/15/2030	45,000	46,088
Rocket Software, Inc.
6.50%, 02/15/2029*	20,000	19,406
ServiceNow, Inc.
1.40%, 09/01/2030	35,000	30,334
Synopsys, Inc.
5.15%, 04/01/2035	35,000	35,278
5.70%, 04/01/2055	5,000	4,971
UKG, Inc.
6.88%, 02/01/2031*	30,000	31,127
		432,873
Telecommunications — 0.2%
AT&T, Inc.
2.55%, 12/01/2033	46,000	38,498
4.75%, 05/15/2046	5,000	4,363
CommScope LLC
7.13%, 07/01/2028*	20,000	19,657
EchoStar Corp.
10.75%, 11/30/2029	35,000	36,050
Frontier Communications Holdings LLC
5.88%, 10/15/2027*	15,000	15,006
8.75%, 05/15/2030*	15,000	15,688
Motorola Solutions, Inc.
2.30%, 11/15/2030	8,000	7,102
4.85%, 08/15/2030	9,000	9,097
5.20%, 08/15/2032	32,000	32,535
Rogers Communications, Inc.
3.80%, 03/15/2032	24,000	22,302
5.00%, 02/15/2029	46,000	46,652
7.00%, 04/15/2055	45,000	46,006
7.13%, 04/15/2055	25,000	25,340
Sprint Capital Corp.
6.88%, 11/15/2028	42,000	45,088
T-Mobile USA, Inc.
2.88%, 02/15/2031	10,000	9,100
3.38%, 04/15/2029	33,000	31,751
3.75%, 04/15/2027	15,000	14,843
3.88%, 04/15/2030	7,000	6,798
5.05%, 07/15/2033	50,000	50,339
Verizon Communications, Inc.
3.70%, 03/22/2061	33,000	22,775
		498,990
Toys/Games/Hobbies — 0.0%
Mattel, Inc.
3.38%, 04/01/2026*	5,000	4,928
Transportation — 0.0%
Beacon Mobility Corp.
7.25%, 08/01/2030*	15,000	15,315

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032*	$ 30,000	$ 31,360
		46,675
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	10,000	9,846
4.40%, 07/01/2027*	85,000	84,877
		94,723
Total Corporate Bonds & Notes (cost $16,489,526)		16,526,709
CONVERTIBLE BONDS & NOTES — 0.0%
Food — 0.0%
Chefs' Warehouse, Inc.
2.38%, 12/15/2028	15,000	23,340
Post Holdings, Inc.
2.50%, 08/15/2027	15,000	17,122
		40,462
Oil & Gas — 0.0%
Nabors Industries, Inc.
1.75%, 06/15/2029	10,000	5,725
Software — 0.0%
Guidewire Software, Inc.
1.25%, 11/01/2029*	22,000	25,938
Total Convertible Bonds & Notes (cost $66,952)		72,125
LOANS(4)(5)(6) — 0.3%
Advanced Materials / Products — 0.0%
Glatfelter Corp. FRS
8.58%, (TSFR3M+8.50%), 11/04/2031	9,913	9,702
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS
8.44%, (TSFR1M+8.00%), 08/23/2028	10,853	10,759
Airlines — 0.0%
AAdvantage Loyalty IP, Ltd. FRS
6.52%, (TSFR3M+4.50%), 04/20/2028	28,528	28,332
Auto Parts & Equipment — 0.0%
Clarios Global LP FRS
7.08% , (TSFR1M+5.50%), 01/28/2032	13,052	13,032
Dexko Global, Inc. FRS
8.19% , (TSFR1M+7.50%), 10/04/2028	14,872	14,190
		27,222
Building Materials — 0.0%
CP Atlas Buyer, Inc. FRS
8.18% , (TSFR1M+7.50%), 11/23/2027	20,096	19,975
EMRLD Borrower LP FRS
6.83% , (TSFR3M+5.00%), 08/04/2031	4,963	4,948
		24,923
Chemicals — 0.1%
Herens US Holdco Corp. FRS
8.32% , (TSFR3M+7.85%), 07/03/2028	9,851	8,958
Hexion Holdings Corp. FRS
11.86% , (TSFR1M+14.88%), 03/15/2030	17,647	17,162
Nouryon Finance BV FRS
7.51% , (TSFR3M+6.50%), 04/03/2028	20,695	20,747
7.55% , (TSFR3M+6.50%), 04/03/2028	9,851	9,851
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Vibrantz Technologies, Inc. FRS
8.64% , (TSFR3M+8.50%), 04/23/2029	$ 14,709	$ 12,811
WR Grace Holdings LLC FRS
7.55% , (TSFR3M+6.50%), 09/22/2028	4,923	4,907
		74,436
Commercial Services — 0.0%
Veritiv Operating Co. FRS
8.30%, (TSFR3M+8.00%), 11/29/2030	7,086	7,107
Computers — 0.0%
Fortress Intermediate 3, Inc. FRS
7.83%, (TSFR1M+7.00%), 06/27/2032	14,887	14,888
E-Commerce/Services — 0.0%
Shift4 Payments, Inc. FRS
7.08%, (TSFR1M+10.50%), 06/30/2032	5,000	5,034
Entertainment — 0.0%
Great Canadian Gaming Corp. FRS
9.07% , (TSFR3M+9.50%), 11/01/2029	8,671	8,449
Scientific Games Holdings LP FRS
7.28% , (TSFR3M+6.00%), 04/04/2029	9,900	9,883
		18,332
Environmental Control — 0.0%
Filtration Group Corp, FRS
7.33% , (TSFR1M+6.00%), 10/23/2028	9,974	10,010
Madison IAQ LLC BTL FRS
6.76% , (TSFR6M+5.00%), 06/21/2028	9,772	9,776
		19,786
Healthcare-Products — 0.0%
Bausch & Lomb Corp. FRS
8.67% , (TSFR1M+8.50%), 05/10/2027	23,628	23,581
Medline Borrower LP FRS
6.58% , (TSFR1M+4.50%), 10/23/2028	13,459	13,456
		37,037
Lodging — 0.0%
Fertitta Entertainment LLC FRS
7.83%, (TSFR1M+7.00%), 01/29/2029	19,720	19,686
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp. FRS
6.07%, (TSFR1M+3.50%), 03/02/2027	28,237	28,248
Media — 0.0%
Directv Financing LLC FRS
9.79%, (TSFR3M+10.50%), 08/02/2029	23,715	23,469
Packaging & Containers — 0.0%
Klockner Pentaplast of America, Inc. BTL-B FRS
9.23%, (TSFR6M+9.45%), 02/09/2026	14,497	13,265
Pharmaceuticals — 0.0%
Bausch Health Cos., Inc. FRS
10.56% , (TSFR1M+12.50%), 10/08/2030	15,000	14,526
Endo Finance Holdings, Inc. FRS
8.33% , (TSFR1M+8.00%), 04/23/2031	29,775	29,710
		44,236
REITS — 0.0%
Apollo Commercial Real Estate Finance, Inc. FRS
7.56%, (TSFR1M+6.50%), 06/13/2030	3,000	3,004

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Retail — 0.1%
Foundation Building Materials, Inc. FRS
8.28% , (TSFR3M+8.00%), 01/29/2031	$ 24,749	$ 24,180
IRB Holding Corp. FRS
6.83% , (TSFR1M+5.00%), 12/15/2027	14,640	14,635
LBM Acquisition LLC FRS
8.16% , (TSFR1M+7.50%), 06/06/2031	9,875	9,203
PetSmart, Inc. BTL-B FRS
8.18% , (TSFR1M+7.50%), 02/14/2028	14,296	14,148
White Cap Buyer LLC FRS
7.58% , (TSFR1M+6.50%), 10/31/2029	19,382	19,236
		81,402
Software — 0.1%
Ascend Learning LLC FRS
10.18% , (TSFR1M+11.50%), 12/10/2029	4,702	4,698
Cloud Software Group, Inc. FRS
7.80% , (TSFR3M+7.00%), 03/29/2029	3,649	3,650
Idera, Inc. FRS
7.78% , (TSFR3M+7.00%), 03/02/2028	19,800	18,513
Rocket Software, Inc. FRS
8.58% , (TSFR1M+8.50%), 11/28/2028	18,763	18,801
UKG, Inc. FRS
7.31% , (TSFR1M+6.00%), 02/10/2031	4,950	4,966
		50,628
Telecommunications — 0.0%
CommScope, Inc. FRS
9.58% , (TSFR1M+10.50%), 12/17/2029	20,000	20,230
Connect Finco SARL FRS
8.83% , (TSFR1M+9.00%), 09/28/2029	14,812	14,053
		34,283
Total Loans (cost $581,160)		575,779
ASSET BACKED SECURITIES — 0.1%
Auto Loan Receivables — 0.1%
Ford Credit Auto Owner Trust
Series 2024-B, Class A3 5.10%, 04/15/2029	91,000	92,156
Commercial and Residential — 0.0%
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 5.90%, (SOFR30A+1.60%), 05/20/2054*	37,712	37,895
Total Asset Backed Securities (cost $128,711)		130,051
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Commercial and Residential — 1.0%
Barclays Commercial Mtg. Trust
Series 2019-C3, Class C 4.18%, 05/15/2052	27,000	23,819
BBCMS Mtg. Trust VRS
Series 2025-5C34, Class XA 1.39%, 05/15/2058(7)(8)	1,549,954	76,953
BMO Mtg. Trust VRS
Series 2025-5C10, Class XA 1.58%, 05/15/2058(7)(8)	1,065,988	59,525
CD Mtg. Trust VRS
Series 2016-CD1, Class XA 1.47%, 08/10/2049(7)(8)	223,905	1,313
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Chase Home Lending Mtg. Trust FRS
Series 2025-7, Class A11 5.70%, (SOFR30A+1.40%), 05/25/2056*	$ 25,000	$ 25,000
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(8)	38,000	37,078
Series 2015-P1, Class B 4.44%, 09/15/2048(8)	66,000	65,307
Series 2014-GC21, Class C 4.78%, 05/10/2047(8)	26,974	25,490
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2005-2, Class 1A2A 6.26%, 05/25/2035(8)	2,939	2,901
Commercial Mtg. Trust
Series 2014-UBS4, Class AM 3.97%, 08/10/2047	55,000	52,458
Commercial Mtg. Trust VRS
Series 2014-UBS4, Class XA 0.91%, 08/10/2047(7)(8)	123,280	459
Series 2015-CR22, Class AM 3.60%, 03/10/2048(8)	39,774	38,999
Series 2014-CR15, Class B 4.02%, 02/10/2047(8)	34,734	33,873
Series 2015-LC21, Class B 4.52%, 07/10/2048(8)	100,757	99,729
Series 2014-UBS6, Class C 4.56%, 12/10/2047(8)	7,780	7,663
Series 2014-CR17, Class C 4.94%, 05/10/2047(8)	68,000	62,044
Connecticut Avenue Securities Trust
Series 2024-R06, Class 1M1 5.36%, 09/25/2044*	4,107	4,107
Series 2024-R06, Class 1A1 5.46%, 09/25/2044*	24,846	24,931
Connecticut Avenue Securities Trust FRS
Series 2025-R01, Class 1A1 5.26%, (SOFR30A+0.95%), 01/25/2045*	26,240	26,199
Series 2022-R01, Class 1M1 5.31%, (SOFR30A+1.00%), 12/25/2041*	2,016	2,015
Series 2025-R02, Class 1A1 5.31%, (SOFR30A+1.00%), 02/25/2045*	16,724	16,735
Series 2025-R04, Class 1A1 5.31%, (SOFR30A+1.00%), 05/25/2045*	22,366	22,374
Series 2025-R01, Class 1M1 5.41%, (SOFR30A+1.10%), 01/25/2045*	21,972	21,986
Series 2025-R02, Class 1M1 5.46%, (SOFR30A+1.15%), 02/25/2045*	48,326	48,356
Series 2025-R04, Class 1M1 5.51%, (SOFR30A+1.20%), 05/25/2045*	59,947	60,058
Series 2025-R03, Class 2A1 5.76%, (SOFR30A+1.45%), 03/25/2045*	11,862	11,934
Series 2022-R01, Class 1M2 6.21%, (SOFR30A+1.90%), 12/25/2041*	26,000	26,210
Series 2022-R05, Class 2M1 6.21%, (SOFR30A+1.90%), 04/25/2042*	3,727	3,742
Series 2019-HRP1, Class M2 6.57%, (SOFR30A+2.26%), 11/25/2039*	431	431
Series 2022-R09, Class 2M1 6.81%, (SOFR30A+2.50%), 09/25/2042*	4,590	4,662
Series 2022-R08, Class 1M1 6.86%, (SOFR30A+2.55%), 07/25/2042*	9,742	9,960
Series 2018-C04, Class 2M2 6.97%, (SOFR30A+2.55%), 12/25/2030	18,648	19,207

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2022-R06, Class 1M1 7.06%, (SOFR30A+2.75%), 05/25/2042*	$ 13,814	$ 14,136
Series 2017-C06, Class 1M2B 7.07%, (SOFR30A+2.76%), 02/25/2030	616	616
Series 2022-R07, Class 1M1 7.26%, (SOFR30A+2.95%), 06/25/2042*	17,988	18,444
Series 2017-C02, Class 2M2C 8.07%, (SOFR30A+3.76%), 09/25/2029	15,737	15,954
Series 2016-C04, Class 1M2 8.67%, (SOFR30A+4.36%), 01/25/2029	46,423	47,568
Series 2016-C07, Class 2M2 8.77%, (SOFR30A+4.46%), 05/25/2029	48,534	50,085
Series 2016-C05, Class 2M2 8.87%, (SOFR30A+4.56%), 01/25/2029	43,642	44,694
Series 2015-C04, Class 1M2 10.12%, (SOFR30A+5.81%), 04/25/2028	9,725	9,879
Series 2016-C03, Class 2M2 10.32%, (SOFR30A+6.01%), 10/25/2028	839	863
Series 2016-C02, Class 1M2 10.42%, (SOFR30A+6.11%), 09/25/2028	9,131	9,317
Series 2016-C01, Class 1M2 11.17%, (SOFR30A+6.86%), 08/25/2028	3,339	3,437
Series 2016-C01, Class 2M2 11.37%, (SOFR30A+7.06%), 08/25/2028	5,380	5,536
Credit Suisse Mtg. Capital Certs. VRS
Series 2006-C4, Class AX 1.08%, 09/15/2039*(7)(8)	37	0
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class AS 3.28%, 09/15/2052	49,000	44,338
Series 2016-C6, Class AS 3.35%, 01/15/2049	43,000	41,665
CSAIL Commercial Mtg. Trust VRS
Series 2015-C1, Class XA 0.17%, 04/15/2050(7)(8)	57,993	0
Series 2015-C1, Class AS 3.79%, 04/15/2050(8)	30,905	30,640
Series 2016-C7, Class AS 3.96%, 11/15/2049(8)	64,000	62,401
Series 2015-C1, Class C 3.96%, 04/15/2050(8)	34,000	30,870
CSMC Trust VRS
Series 2016-NXSR, Class AS 4.05%, 12/15/2049(8)	54,000	52,253
DBUBS Mtg. Trust VRS
Series 2011-LC3A, Class D 5.53%, 08/10/2044*(8)	90,896	87,024
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2017-C06, Class 2M2 7.22%, (SOFR30A+2.91%), 02/25/2030	16,718	17,018
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 4.07%, 07/15/2045(8)	19,403	18,579
Series 2014-C23, Class B 4.70%, 09/15/2047(8)	97,000	90,281
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2012-C6, Class D 5.13%, 05/15/2045(8)	18,569	18,337
JPMorgan Mtg. Trust FRS
Series 2025-1, Class A11 5.56%, (SOFR30A+1.25%), 06/25/2055*	27,600	27,605
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C22, Class B 3.88%, 04/15/2048(8)	$ 45,000	$ 42,751
Series 2016-C32, Class AS 3.99%, 12/15/2049(8)	91,000	89,419
Series 2012-C5, Class E 4.80%, 08/15/2045*(8)	64,237	62,825
Series 2013-C12, Class C 4.86%, 10/15/2046(8)	13,192	12,499
Morgan Stanley Capital I Trust VRS
Series 2016-BNK2, Class C 4.00%, 11/15/2049(8)	15,000	12,876
Wells Fargo Commercial Mtg. Trust
Series 2016-BNK1, Class AS 2.81%, 08/15/2049	83,000	78,855
Series 2017-RC1, Class AS 3.84%, 01/15/2060	28,000	27,347
Series 2017-C39, Class B 4.03%, 09/15/2050	39,000	36,637
Series 2019-C50, Class B 4.19%, 05/15/2052	50,000	46,629
Series 2019-C49, Class B 4.55%, 03/15/2052	47,000	45,679
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-LC20, Class C 4.06%, 04/15/2050(8)	29,440	28,262
Series 2020-C57, Class C 4.16%, 08/15/2053(8)	44,000	40,386
WF-RBS Commercial Mtg. Trust VRS
Series 2013-C11, Class B 3.71%, 03/15/2045(8)	23,806	23,419
Series 2012-C10, Class C 4.46%, 12/15/2045(8)	18,000	14,611
Series 2011-C3, Class D 6.05%, 03/15/2044*(8)	8,560	2,782
		2,222,035
U.S. Government Agency — 0.4%
Federal Home Loan Mtg. Corp. REMIC FRS
6.61%, (-3.00*SOFR30A+19.52%), 03/15/2035(9)	5,856	6,061
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2025-DNA1, Class A1 5.26%, (SOFR30A+0.95%), 01/25/2045*	68,975	68,868
Series 2022-DNA2, Class M1A 5.61%, (SOFR30A+1.30%), 02/25/2042*	26,332	26,348
Series 2021-DNA6, Class M2 5.81%, (SOFR30A+1.50%), 10/25/2041*	11,942	11,987
Series 2021-DNA5, Class M2 5.96%, (SOFR30A+1.65%), 01/25/2034*	5,729	5,755
Series 2021-DNA7, Class M2 6.11%, (SOFR30A+1.80%), 11/25/2041*	51,000	51,364
Series 2023-HQA3, Class A1 6.16%, (SOFR30A+1.85%), 11/25/2043*	13,602	13,763
Series 2023-HQA3, Class M1 6.16%, (SOFR30A+1.85%), 11/25/2043*	6,039	6,088
Series 2023-HQA2, Class M1A 6.31%, (SOFR30A+2.00%), 06/25/2043*	5,610	5,641
Series 2022-DNA6, Class M1A 6.46%, (SOFR30A+2.15%), 09/25/2042*	4,148	4,179
Series 2022-HQA3, Class M1A 6.61%, (SOFR30A+2.30%), 08/25/2042*	19,605	19,964

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2022-HQA2, Class M1A 6.96%, (SOFR30A+2.65%), 07/25/2042*	$ 13,604	$ 13,898
Series 2022-DNA5, Class M1A 7.26%, (SOFR30A+2.95%), 06/25/2042*	56,582	57,852
Federal National Mtg. Assoc. REMIC FRS
Series 2024-98, Class FA 5.46%, (SOFR30A+1.15%), 12/25/2053	123,724	123,755
Series 2024-89, Class FA 5.51%, (SOFR30A+1.20%), 12/25/2054	183,080	183,457
Government National Mtg. Assoc. VRS
Series 2021-189, Class IO 0.88%, 06/16/2061(7)(8)	729,340	46,443
Government National Mtg. Assoc. REMIC FRS
Series 2024-78, Class QF 5.40%, (SOFR30A+1.10%), 05/20/2054	171,571	172,125
		817,548
Total Collateralized Mortgage Obligations (cost $3,103,433)		3,039,583
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.7%
U.S. Government — 3.1%
United States Treasury Bonds
1.88%, 02/15/2051	480,000	269,625
2.00%, 08/15/2051	380,000	219,079
2.75%, 08/15/2042	1,790,000	1,369,700
2.88%, 05/15/2052	90,000	63,337
3.00%, 02/15/2049	320,000	235,775
3.38%, 11/15/2048	100,000	79,105
3.63%, 02/15/2053	100,000	81,633
United States Treasury Notes
0.50%, 02/28/2026	650,000	634,410
1.50%, 02/15/2030	660,000	597,248
1.63%, 05/15/2026 to 09/30/2026	1,710,000	1,667,954
2.38%, 03/31/2029	470,000	447,822
3.38%, 05/15/2033	100,000	95,324
3.88%, 08/15/2033	710,000	699,184
		6,460,196
U.S. Government Agency — 3.6%
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2052	893,899	752,319
3.00%, 08/01/2052	896,800	789,774
3.50%, 06/01/2052	897,762	816,213
5.50%, 06/01/2035	852	877
7.50%, 10/01/2029	498	509
Federal National Mtg. Assoc.
1.50%, 11/01/2041	518,660	426,352
2.00%, 09/01/2050	911,403	726,358
2.50%, 11/01/2051	1,840,347	1,543,674
3.00%, 09/01/2046 to 10/01/2046	200,969	178,444
5.28%, 12/01/2028	40,000	41,229
6.00%, 06/01/2036	307	316
6.50%, 07/01/2036 to 11/01/2036	18,283	19,182
7.00%, 06/01/2033 to 04/01/2035	2,481	2,616
Government National Mtg. Assoc.
3.00%, 11/20/2051	787,995	692,924
3.50%, 05/20/2052	948,433	857,617
4.00%, 03/20/2053	891,224	832,317
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
6.00%, 11/20/2053	$ 19,355	$ 19,943
6.50%, 08/20/2037 to 09/20/2037	5,247	5,571
		7,706,235
Total U.S. Government & Agency Obligations (cost $14,612,735)		14,166,431
MUNICIPAL SECURITIES — 0.0%
North Texas Tollway Authority Revenue Bonds
6.72%, 01/01/2049	25,000	27,518
Ohio State University Revenue Bonds
4.91%, 06/01/2040	15,000	14,600
State of California General Obligation Bonds
7.50%, 04/01/2034	30,000	34,790
Total Municipal Securities (cost $70,124)		76,908
UNAFFILIATED INVESTMENT COMPANIES — 0.5%
iShares Core MSCI Emerging Markets ETF	4,345	260,830
SPDR S&P 500 Trust ETF	876	541,237
SPDR S&P MidCap 400 Trust ETF	129	73,076
Xtrackers Harvest CSI 300 China A-Shares ETF	6,112	168,324
Total Unaffiliated Investment Companies (cost $1,023,628)		1,043,467
ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. 6.63%, 11/15/2019(1) (cost $4)	20,000	2
Total Long-Term Investment Securities (cost $159,831,354)		202,887,450
SHORT-TERM INVESTMENTS — 1.4%
U.S. Government Agency — 1.2%
Federal Home Loan Bank Disc. Notes
4.10%, 07/01/2025	1,609,000	1,608,814
Federal National Mtg. Assoc. Disc. Notes
4.08%, 07/01/2025	1,025,000	1,024,881
		2,633,695
U.S. Government — 0.2%
United States Treasury Bills
4.01%, 07/01/2025	409,000	409,000
Total Short-Term Investments (cost $3,043,000)		3,042,695

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.4%
Agreement with Bank of America Securities, Inc., bearing interest at 4.39% dated 06/30/2025, to be repurchased 07/01/2025 in the amount of $5,000,610 and collateralized by $4,982,000 of United States Treasury Notes, bearing interest at 4.38% due 12/31/2029 and having an approximate value of $5,113,556 (cost $5,000,000)	$5,000,000	$ 5,000,000
TOTAL INVESTMENTS (cost $167,874,354)	99.8%	210,930,145
Other assets less liabilities	0.2	321,008
NET ASSETS	100.0%	$211,251,153
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Allocation Moderately Aggressive Portfolio has no right to demand registration of these securities. At June 30, 2025, the aggregate value of these securities was $10,028,343 representing 4.7% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(6)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(7)	Interest Only
(8)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(9)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2025.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BTL—Bank Term Loan
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Equity Swaps
Counterparty (OTC)/ Centrally Cleared	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America, N.A.	Pay	Etihad Etisalat Co.	Less than 1-Month SOFR + 1.000%	Monthly	06/23/2026	$113,633	$—	$ 4,844	$ 4,844
Bank of America, N.A.	Pay	Al Rajhi Bank	Less than 1-Month SOFR + 1.000	Monthly	06/23/2026	205,290	—	7,045	7,045
							$—	$11,889	$11,889
SOFR—Secured Overnight Financing Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
17	Long	MSCI EAFE Index	June 2025	$2,125,823	$2,188,895	$ 63,072
19	Long	MSCI Emerging Markets Index	June 2025	1,054,610	1,130,358	75,748
6	Long	U.S. Treasury 2 Year Notes	September 2025	1,243,266	1,248,141	4,875
19	Long	U.S. Treasury 5 Year Notes	September 2025	2,049,750	2,071,000	21,250
1	Long	U.S. Treasury Long Bonds	September 2025	112,016	115,469	3,453
						$168,398

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
1	Short	S&P 500 E-Mini Index	June 2025	$ 296,080	$ 300,511	$ (4,431)
31	Short	U.S. Treasury 10 Year Notes	September 2025	3,422,836	3,475,875	(53,039)
3	Short	U.S. Treasury Ultra 10 Year Notes	September 2025	337,008	342,797	(5,789)
3	Short	U.S. Treasury Ultra Bonds	September 2025	347,531	357,375	(9,844)
						$(73,103)
		Net Unrealized Appreciation (Depreciation)				$95,295
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	DKK	425,600	USD	65,451	09/17/2025	$ —	$ (2,131)
	HKD	141,500	USD	18,270	08/20/2025	161	—
	USD	200,703	DKK	1,297,300	09/17/2025	5,298	—
	USD	16,839	HKD	132,100	08/20/2025	67	—
	USD	217,418	JPY	31,653,300	08/20/2025	3,598	—
	USD	5,939	MXN	123,400	07/16/2025	627	—
						9,751	(2,131)
Barclays Bank PLC	ILS	35,300	USD	9,578	07/16/2025	—	(903)
	JPY	756,200	USD	5,264	08/20/2025	—	(16)
	NZD	43,900	USD	25,277	07/16/2025	—	(1,494)
	USD	29,077	AUD	46,100	07/16/2025	1,270	—
	USD	50,524	CHF	41,000	09/17/2025	1,648	—
	USD	15,820	GBP	11,700	09/17/2025	248	—
	USD	20,183	ILS	74,200	07/16/2025	1,847	—
	USD	4,741	MXN	98,500	07/16/2025	501	—
	USD	155,138	SEK	1,479,300	09/17/2025	2,009	—
	USD	4,095	SGD	5,300	08/20/2025	88	—
	USD	108,258	TWD	3,202,800	08/20/2025	3,085	—
						10,696	(2,413)
Citibank, N.A.	DKK	272,400	USD	41,890	09/17/2025	—	(1,365)
	EUR	241,200	USD	276,634	09/17/2025	—	(8,933)
						—	(10,298)
Goldman Sachs International	CHF	42,300	USD	52,171	09/17/2025	—	(1,655)
	HKD	89,100	USD	11,506	08/20/2025	103	—
	ILS	341,300	USD	92,621	07/16/2025	—	(8,712)
	INR	25,029,800	USD	292,798	08/20/2025	1,402	—
	USD	91,659	HKD	713,900	08/20/2025	—	(293)
	USD	44,700	MXN	928,700	07/16/2025	4,722	—
	USD	18,047	PLN	68,000	09/17/2025	785	—
	USD	1,852	ZAR	34,900	07/16/2025	117	—
						7,129	(10,660)
HSBC Bank PLC	CNH	343,100	USD	48,015	08/20/2025	—	(97)
	EUR	4,600	USD	5,276	09/17/2025	—	(170)
	HKD	1,933,200	USD	248,498	08/20/2025	1,084	—
	ILS	958,900	USD	276,397	07/16/2025	—	(8,302)
	USD	81,945	CHF	66,500	09/17/2025	2,675	—
	USD	3,080	EUR	2,600	09/17/2025	—	(2)
	USD	2,334	GBP	1,700	09/17/2025	1	—
	USD	81,573	HKD	635,100	08/20/2025	—	(292)
	USD	81,096	ILS	287,200	07/16/2025	4,174	—
	USD	128,675	JPY	18,569,300	08/20/2025	983	—
	USD	5,329	NOK	53,900	09/17/2025	21	—
	USD	4,838	PLN	18,000	09/17/2025	147	—

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	217,146	SEK	2,071,600	09/17/2025	$ 2,922	$ —
	USD	197,361	SGD	256,200	08/20/2025	4,860	—
						16,867	(8,863)
JPMorgan Chase Bank, N.A.	KRW	312,046,300	USD	230,599	08/20/2025	—	(718)
	NOK	765,200	USD	75,447	09/17/2025	—	(506)
	USD	351,507	CHF	285,300	09/17/2025	11,530	—
	USD	221,545	KRW	312,046,300	08/20/2025	9,772	—
						21,302	(1,224)
Morgan Stanley & Co. International PLC	AUD	167,400	USD	109,414	07/16/2025	—	(785)
	DKK	526,700	USD	80,996	09/17/2025	—	(2,640)
	MXN	43,300	USD	2,107	07/16/2025	—	(197)
	NOK	259,400	USD	25,584	09/17/2025	—	(163)
	USD	132,999	AUD	208,800	07/16/2025	4,454	—
	USD	50,849	EUR	43,000	09/17/2025	60	—
	USD	16,597	JPY	2,413,400	08/20/2025	254	—
	USD	24,566	NZD	41,500	07/16/2025	741	—
	USD	21,227	PLN	80,000	09/17/2025	928	—
	USD	10,476	SGD	13,600	08/20/2025	259	—
	USD	29,985	ZAR	552,300	07/16/2025	1,179	—
	ZAR	83,000	USD	4,536	07/16/2025	—	(147)
						7,875	(3,932)
State Street Bank & Trust Co.	AUD	199,400	USD	128,637	07/16/2025	—	(2,628)
	EUR	186,000	USD	213,318	09/17/2025	—	(6,895)
	GBP	237,500	USD	320,666	09/17/2025	—	(5,497)
	USD	243,768	AUD	386,500	07/16/2025	10,664	—
	USD	63,176	CHF	50,500	09/17/2025	1,084	—
	USD	127,397	EUR	108,400	09/17/2025	942	—
	USD	66,838	GBP	48,700	09/17/2025	42	—
	USD	146,074	JPY	21,397,200	08/20/2025	3,330	—
	USD	18,234	PLN	68,700	09/17/2025	792	—
	USD	89,020	SEK	849,300	09/17/2025	1,202	—
	USD	115,392	SGD	149,800	08/20/2025	2,846	—
	ZAR	661,500	USD	35,345	07/16/2025	—	(1,980)
						20,902	(17,000)
Toronto Dominion Bank	USD	275,380	SEK	2,626,900	09/17/2025	3,677	—
UBS AG	HKD	324,800	USD	41,938	08/20/2025	370	—
	ILS	80,100	USD	21,730	07/16/2025	—	(2,052)
	USD	160,657	AUD	254,700	07/16/2025	7,012	—
	USD	40,385	CHF	32,800	09/17/2025	1,353	—
	USD	10,737	DKK	67,800	09/17/2025	29	—
	USD	15,856	JPY	2,322,600	08/20/2025	361	—
	USD	39,350	MXN	817,300	07/16/2025	4,143	—
						13,268	(2,052)
Westpac Banking Corp.	USD	21,142	AUD	33,500	07/16/2025	911	—
Unrealized Appreciation (Depreciation)						$112,378	$(58,573)
AUD—Australian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$3,358,594	$780,114	$—	$4,138,708
Agriculture	2,068,289	315,743	—	2,384,032
Airlines	294,660	352,176	—	646,836
Apparel	61,521	578,061	—	639,582
Auto Manufacturers	1,942,680	560,274	—	2,502,954
Auto Parts & Equipment	261,798	174,769	—	436,567
Banks	7,987,844	5,797,181	—	13,785,025
Beverages	691,141	241,602	—	932,743
Biotechnology	2,031,342	121,242	166	2,152,750
Building Materials	783,956	931,516	—	1,715,472
Chemicals	1,324,265	489,358	—	1,813,623
Commercial Services	3,749,913	785,469	—	4,535,382
Computers	8,417,378	353,599	—	8,770,977
Cosmetics/Personal Care	1,027,841	280,624	—	1,308,465
Distribution/Wholesale	46,169	564,776	—	610,945
Diversified Financial Services	4,063,053	1,032,431	—	5,095,484
Electric	3,066,833	1,454,034	—	4,520,867
Electronics	680,002	793,092	—	1,473,094
Engineering & Construction	237,616	640,966	—	878,582
Entertainment	73,979	325,911	—	399,890
Food	630,735	1,192,344	—	1,823,079
Food Service	—	318,854	—	318,854
Hand/Machine Tools	127,431	252,279	—	379,710
Healthcare-Products	1,828,980	94,924	—	1,923,904
Healthcare-Services	1,561,954	363,125	—	1,925,079
Home Builders	521,587	83,160	—	604,747
Home Furnishings	16,616	78,169	—	94,785
Household Products/Wares	487,450	181,139	—	668,589
Insurance	5,053,336	1,690,713	—	6,744,049
Internet	21,126,589	1,989,415	—	23,116,004
Investment Companies	—	484,632	—	484,632
Iron/Steel	164,603	327,357	—	491,960
Lodging	—	205,557	—	205,557
Machinery-Construction & Mining	1,148,786	420,500	—	1,569,286
Machinery-Diversified	605,305	153,345	—	758,650
Media	244,012	85,768	—	329,780
Mining	367,207	1,071,538	—	1,438,745
Miscellaneous Manufacturing	520,976	219,390	—	740,366
Oil & Gas	956,530	1,797,648	—	2,754,178
Pharmaceuticals	6,803,089	2,250,652	854	9,054,595
Private Equity	—	368,814	—	368,814
Real Estate	315,235	120,273	—	435,508
REITS	3,451,083	18,185	—	3,469,268
Retail	5,019,836	1,091,367	—	6,111,203
Semiconductors	13,985,299	2,486,895	—	16,472,194
Shipbuilding	—	93,503	—	93,503
Software	14,494,749	627,714	—	15,122,463
Telecommunications	2,785,378	1,592,495	—	4,377,873
Toys/Games/Hobbies	126,823	143,193	—	270,016
Transportation	1,636,427	137,605	—	1,774,032
Other Industries	4,531,568	—	—	4,531,568
Convertible Preferred Stocks	61,426	—	—	61,426
Corporate Bonds & Notes	—	16,526,709	—	16,526,709
Convertible Bonds & Notes	—	72,125	—	72,125
Loans	—	575,779	—	575,779
Asset Backed Securities	—	130,051	—	130,051
Collateralized Mortgage Obligations	—	3,039,583	—	3,039,583
U.S. Government & Agency Obligations	—	14,166,431	—	14,166,431
Municipal Securities	—	76,908	—	76,908
Unaffiliated Investment Companies	1,043,467	—	—	1,043,467

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Escrows and Litigation Trusts	$—	$—	$2	$2
Short-Term Investments	—	3,042,695	—	3,042,695
Repurchase Agreements	—	5,000,000	—	5,000,000
Total Investments at Value	$131,785,351	$79,143,772	$1,022	$210,930,145
Other Financial Instruments:†
Swaps	$—	$11,889	$—	$11,889
Futures Contracts	168,398	—	—	168,398
Forward Foreign Currency Contracts	—	112,378	—	112,378
Total Other Financial Instruments	$168,398	$124,267	$—	$292,665
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$73,103	$—	$—	$73,103
Forward Foreign Currency Contracts	—	58,573	—	58,573
Total Other Financial Instruments	$73,103	$58,573	$—	$131,676
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 29.5%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 790,000	$ 729,991
4.00%, 02/15/2030	150,000	143,295
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	79,000	76,921
		950,207
Aerospace/Defense — 0.4%
BAE Systems PLC
5.13%, 03/26/2029*	425,000	435,619
Boeing Co.
2.95%, 02/01/2030	285,000	264,211
3.20%, 03/01/2029	105,000	99,949
3.38%, 06/15/2046	45,000	30,798
3.60%, 05/01/2034	27,000	23,796
3.75%, 02/01/2050	96,000	67,795
5.15%, 05/01/2030	300,000	305,430
5.81%, 05/01/2050	33,000	31,647
5.93%, 05/01/2060	60,000	57,034
6.26%, 05/01/2027	41,000	42,181
6.39%, 05/01/2031	130,000	139,710
6.53%, 05/01/2034	375,000	407,448
L3Harris Technologies, Inc.
5.05%, 06/01/2029	320,000	327,350
5.25%, 06/01/2031	53,000	54,667
5.40%, 07/31/2033	54,000	55,468
5.50%, 08/15/2054	278,000	269,594
Lockheed Martin Corp.
4.70%, 12/15/2031	57,000	57,721
RTX Corp.
5.38%, 02/27/2053	74,000	70,834
		2,741,252
Agriculture — 0.5%
BAT Capital Corp.
5.63%, 08/15/2035	555,000	564,752
5.83%, 02/20/2031	395,000	415,658
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.95%, 04/20/2035*	210,000	217,556
Philip Morris International, Inc.
4.38%, 11/01/2027	460,000	462,090
4.75%, 11/01/2031	695,000	700,118
5.13%, 02/15/2030	90,000	92,594
5.13%, 02/13/2031	295,000	303,834
5.38%, 02/15/2033	780,000	805,519
5.63%, 09/07/2033	130,000	136,221
		3,698,342
Airlines — 0.0%
Air Canada
3.88%, 08/15/2026*	32,000	31,677
American Airlines, Inc.
7.25%, 02/15/2028*	27,000	27,574
8.50%, 05/15/2029*	45,000	47,184
British Airways Pass Through Trust
2.90%, 09/15/2036*	73,147	65,881
United Airlines, Inc.
4.63%, 04/15/2029*	29,000	28,149
		200,465
Security Description		Shares or Principal Amount	Value

Apparel — 0.1%
Tapestry, Inc.
5.10%, 03/11/2030		$ 290,000	$ 293,773
5.50%, 03/11/2035		400,000	401,548
			695,321
Auto Manufacturers — 0.2%
Daimler Truck Finance North America LLC
5.38%, 01/13/2032*		460,000	467,568
Ford Motor Co.
6.10%, 08/19/2032		535,000	534,249
General Motors Co.
5.35%, 04/15/2028		50,000	50,760
General Motors Financial Co., Inc.
2.70%, 06/10/2031		61,000	53,402
5.45%, 07/15/2030		295,000	299,143
5.60%, 06/18/2031		136,000	138,712
5.75%, 02/08/2031		24,000	24,660
Hyundai Capital America
4.85%, 03/25/2027*		41,000	41,172
4.88%, 11/01/2027*		88,000	88,397
5.40%, 06/23/2032*		48,000	48,615
			1,746,678
Banks — 6.1%
Banca Comerciala Romana SA
7.63%, 05/19/2027	EUR	200,000	244,676
Bank of America Corp.
1.90%, 07/23/2031		930,000	817,166
1.92%, 10/24/2031		520,000	453,484
2.30%, 07/21/2032		1,610,000	1,402,992
2.48%, 09/21/2036		205,000	173,707
2.59%, 04/29/2031		585,000	534,807
2.69%, 04/22/2032		150,000	134,614
3.31%, 04/22/2042		62,000	47,578
3.42%, 12/20/2028		99,000	96,771
3.85%, 03/08/2037		242,000	221,453
4.08%, 04/23/2040		131,000	113,941
4.57%, 04/27/2033		44,000	43,299
5.16%, 01/24/2031		659,000	675,442
5.43%, 08/15/2035		50,000	49,985
5.52%, 10/25/2035		403,000	403,004
5.74%, 02/12/2036		26,000	26,420
6.11%, 01/29/2037		119,000	125,666
Bank of New York Mellon Corp.
4.94%, 02/11/2031		85,000	86,799
5.06%, 07/22/2032		300,000	307,085
5.19%, 03/14/2035		200,000	202,515
6.32%, 10/25/2029		370,000	392,929
Bank of Nova Scotia
4.59%, 05/04/2037		132,000	124,929
5.65%, 02/01/2034		69,000	72,397
BankUnited, Inc.
5.13%, 06/11/2030		138,000	136,510
Barclays PLC
3.56%, 09/23/2035		208,000	191,355
BNP Paribas SA
5.28%, 11/19/2030*		128,000	130,440
5.91%, 11/19/2035*		240,000	242,059
BPCE SA
5.39%, 05/28/2031*		575,000	585,490
5.88%, 01/14/2031*		615,000	637,932
6.51%, 01/18/2035*		250,000	259,530
6.71%, 10/19/2029*		280,000	296,548

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Citibank, N.A
4.91%, 05/29/2030	$ 795,000	$ 810,263
Citigroup, Inc.
2.90%, 11/03/2042	25,000	17,704
4.45%, 09/29/2027	97,000	97,093
4.54%, 09/19/2030	75,000	74,660
4.95%, 05/07/2031	660,000	667,522
5.41%, 09/19/2039	131,000	127,235
5.88%, 02/22/2033	88,000	91,261
6.00%, 10/31/2033	301,000	316,090
Citizens Financial Group, Inc.
2.64%, 09/30/2032	123,000	103,635
5.25%, 03/05/2031	475,000	481,363
5.72%, 07/23/2032	74,000	76,556
6.65%, 04/25/2035	140,000	150,903
Credit Agricole SA
5.22%, 05/27/2031*	1,205,000	1,227,470
6.25%, 01/10/2035*	365,000	379,529
Deutsche Bank AG
3.55%, 09/18/2031	150,000	140,319
3.74%, 01/07/2033	200,000	180,016
5.30%, 05/09/2031	1,260,000	1,279,682
First Citizens BancShares, Inc.
6.25%, 03/12/2040	29,000	28,856
FNB Corp.
5.72%, 12/11/2030	71,000	71,402
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	65,000	62,758
1.99%, 01/27/2032	80,000	69,292
2.38%, 07/21/2032	396,000	345,845
3.21%, 04/22/2042	78,000	58,336
4.22%, 05/01/2029	108,000	107,384
4.41%, 04/23/2039	210,000	189,315
4.48%, 08/23/2028	340,000	340,452
4.69%, 10/23/2030	393,000	394,180
5.02%, 10/23/2035	235,000	232,157
5.05%, 07/23/2030	1,095,000	1,113,182
5.22%, 04/23/2031	255,000	261,419
5.73%, 04/25/2030	185,000	192,577
5.73%, 01/28/2056	40,000	39,993
6.75%, 10/01/2037	238,000	261,271
HSBC Holdings PLC
2.85%, 06/04/2031	350,000	319,851
5.13%, 03/03/2031	265,000	268,538
5.21%, 08/11/2028	225,000	228,181
5.24%, 05/13/2031	1,220,000	1,242,188
5.29%, 11/19/2030	670,000	684,453
5.55%, 03/04/2030	200,000	205,951
6.33%, 03/09/2044	250,000	268,358
JPMorgan Chase & Co.
2.07%, 06/01/2029	325,000	304,826
2.53%, 11/19/2041	207,000	145,091
2.55%, 11/08/2032	1,066,000	938,447
2.58%, 04/22/2032	315,000	281,318
3.51%, 01/23/2029	475,000	465,283
3.54%, 05/01/2028	227,000	223,640
3.96%, 01/29/2027	325,000	324,147
4.51%, 10/22/2028	517,000	518,546
4.85%, 07/25/2028	325,000	328,388
4.91%, 07/25/2033	34,000	34,197
4.95%, 10/22/2035	285,000	282,015
5.00%, 07/22/2030	1,060,000	1,079,358
Security Description		Shares or Principal Amount	Value

Banks (continued)
5.10%, 04/22/2031		$ 455,000	$ 466,286
5.30%, 07/24/2029		580,000	595,493
5.34%, 01/23/2035		265,000	271,262
5.53%, 11/29/2045		24,000	24,053
5.58%, 04/22/2030		830,000	861,836
6.09%, 10/23/2029		365,000	383,636
6.25%, 10/23/2034		34,000	36,953
KeyCorp
5.12%, 04/04/2031		151,000	152,802
mBank SA
0.97%, 09/21/2027	EUR	300,000	345,587
Mizuho Financial Group, Inc.
5.78%, 07/06/2029		200,000	207,654
Morgan Stanley
1.79%, 02/13/2032		450,000	384,995
1.93%, 04/28/2032		270,000	230,847
2.48%, 09/16/2036		67,000	56,932
2.70%, 01/22/2031		690,000	636,260
3.22%, 04/22/2042		92,000	69,799
3.62%, 04/01/2031		30,000	28,769
4.65%, 10/18/2030		699,000	700,333
5.17%, 01/16/2030		125,000	127,619
5.23%, 01/15/2031		165,000	168,909
5.30%, 04/20/2037		100,000	99,629
5.32%, 07/19/2035		41,000	41,501
5.45%, 07/20/2029		220,000	226,259
5.52%, 11/19/2055		50,000	48,862
5.66%, 04/18/2030		530,000	550,517
5.94%, 02/07/2039		115,000	118,037
6.41%, 11/01/2029		310,000	328,359
Morgan Stanley VRS
3.59%, 07/22/2028(1)		205,000	201,412
NatWest Group PLC
3.03%, 11/28/2035		200,000	180,435
OTP Bank Nyrt
7.50%, 05/25/2027		200,000	204,076
Regions Financial Corp.
5.50%, 09/06/2035		61,000	61,153
5.72%, 06/06/2030		59,000	60,935
7.38%, 12/10/2037		87,000	96,936
Royal Bank of Canada
4.72%, 03/27/2028		95,000	95,572
5.15%, 02/04/2031		760,000	775,627
Societe Generale SA
5.25%, 05/22/2029*		540,000	546,593
Standard Chartered PLC
7.77%, 11/16/2028*		200,000	214,034
Sumitomo Mitsui Financial Group, Inc.
4.95%, 07/08/2033		200,000	200,000
5.25%, 07/08/2036		760,000	760,000
5.84%, 07/09/2044		36,000	36,603
Swedbank AB
1.54%, 11/16/2026*		254,000	245,330
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031		39,000	37,853
UBS Group AG
6.44%, 08/11/2028*		730,000	758,522
US Bancorp
2.49%, 11/03/2036		256,000	217,288
Walker & Dunlop, Inc.
6.63%, 04/01/2033*		36,000	36,944
Wells Fargo & Co.
2.57%, 02/11/2031		54,000	49,470

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
2.88%, 10/30/2030	$ 69,000	$ 64,469
3.07%, 04/30/2041	72,000	54,408
3.35%, 03/02/2033	1,415,000	1,292,249
4.75%, 12/07/2046	20,000	17,140
4.90%, 07/25/2033	603,000	603,117
5.15%, 04/23/2031	360,000	368,699
5.24%, 01/24/2031	145,000	148,746
5.39%, 04/24/2034	345,000	353,020
5.50%, 01/23/2035	24,000	24,612
5.57%, 07/25/2029	230,000	237,488
5.61%, 01/15/2044	53,000	51,370
5.71%, 04/22/2028	277,000	283,015
6.49%, 10/23/2034	480,000	524,655
Zions Bancorp NA
3.25%, 10/29/2029	250,000	229,127
		43,558,106
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	123,000	112,747
Bacardi, Ltd./Bacardi-Martini BV
5.25%, 01/15/2029*	100,000	101,412
5.40%, 06/15/2033*	221,000	220,258
Bacardi-Martini BV
6.00%, 02/01/2035*	380,000	392,307
Constellation Brands, Inc.
3.15%, 08/01/2029	345,000	327,735
4.35%, 05/09/2027	34,000	34,003
4.80%, 05/01/2030	320,000	322,640
PepsiCo, Inc.
3.60%, 02/18/2028	47,000	46,596
4.00%, 03/05/2042	22,000	18,613
4.45%, 02/07/2028	55,000	55,682
		1,631,993
Biotechnology — 0.2%
Amgen, Inc.
3.15%, 02/21/2040	145,000	111,690
4.40%, 05/01/2045	24,000	20,417
5.15%, 03/02/2028	55,000	56,197
5.25%, 03/02/2030	24,000	24,729
5.65%, 03/02/2053	81,000	79,088
5.75%, 03/02/2063	39,000	37,915
Biogen, Inc.
5.75%, 05/15/2035	445,000	458,269
6.45%, 05/15/2055	43,000	44,282
Gilead Sciences, Inc.
4.80%, 11/15/2029	588,000	600,166
5.10%, 06/15/2035	37,000	37,474
Royalty Pharma PLC
2.15%, 09/02/2031	109,000	93,648
5.15%, 09/02/2029	33,000	33,675
5.90%, 09/02/2054	41,000	39,895
		1,637,445
Building Materials — 0.3%
Amrize Finance US LLC
4.95%, 04/07/2030*	33,000	33,442
Builders FirstSource, Inc.
5.00%, 03/01/2030*	745,000	731,309
Carrier Global Corp.
3.38%, 04/05/2040	94,000	74,603
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
CRH SMW Finance DAC
5.20%, 05/21/2029	$ 200,000	$ 205,041
Lennox International, Inc.
5.50%, 09/15/2028	68,000	70,122
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	50,000	44,092
Owens Corning
5.50%, 06/15/2027	32,000	32,685
Standard Building Solutions, Inc.
6.50%, 08/15/2032*	190,000	194,680
Standard Industries, Inc.
3.38%, 01/15/2031*	26,000	23,317
4.38%, 07/15/2030*	733,000	694,035
Trane Technologies Financing, Ltd.
3.80%, 03/21/2029	135,000	132,681
Vulcan Materials Co.
5.70%, 12/01/2054	41,000	40,672
		2,276,679
Chemicals — 0.2%
CF Industries, Inc.
5.38%, 03/15/2044	94,000	87,264
Consolidated Energy Finance SA
5.63%, 10/15/2028*	150,000	128,590
Eastman Chemical Co.
5.75%, 03/08/2033	67,000	69,659
Ecolab, Inc.
2.70%, 12/15/2051	92,000	56,440
4.30%, 06/15/2028	25,000	25,174
5.25%, 01/15/2028	59,000	60,774
Methanex Corp.
5.13%, 10/15/2027	25,000	24,915
Methanex US Operations, Inc.
6.25%, 03/15/2032*	55,000	54,840
Minerals Technologies, Inc.
5.00%, 07/01/2028*	47,000	46,230
Nutrien, Ltd.
5.20%, 06/21/2027	30,000	30,455
OCP SA
6.70%, 03/01/2036*	200,000	200,989
7.50%, 05/02/2054	335,000	334,591
RPM International, Inc.
2.95%, 01/15/2032	16,000	14,109
Sherwin-Williams Co.
4.80%, 09/01/2031	28,000	28,300
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
7.63%, 05/03/2029*(2)	32,422	19,210
Westlake Corp.
3.38%, 08/15/2061	81,000	48,350
		1,229,890
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	16,000	16,267
Commercial Services — 0.6%
Ashtead Capital, Inc.
2.45%, 08/12/2031*	435,000	375,361
4.25%, 11/01/2029*	200,000	195,841
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	26,000	25,059
8.25%, 01/15/2030*	15,000	15,666

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
8.38%, 06/15/2032*	$ 18,000	$ 18,832
Block, Inc.
3.50%, 06/01/2031	215,000	197,213
6.50%, 05/15/2032	673,000	694,350
Champions Financing, Inc.
8.75%, 02/15/2029*	59,000	56,964
Deluxe Corp.
8.00%, 06/01/2029*	71,000	68,450
8.13%, 09/15/2029*	11,000	11,353
EquipmentShare.com, Inc.
8.00%, 03/15/2033*	48,000	50,284
8.63%, 05/15/2032*	29,000	30,818
Ford Foundation
2.82%, 06/01/2070	70,000	39,038
GXO Logistics, Inc.
6.25%, 05/06/2029	48,000	50,112
Herc Holdings, Inc.
7.00%, 06/15/2030*	18,000	18,798
7.25%, 06/15/2033*	40,000	41,912
Hertz Corp.
4.63%, 12/01/2026*	29,000	25,985
12.63%, 07/15/2029*	28,000	29,281
Howard University
2.29%, 10/01/2026	100,000	96,791
2.70%, 10/01/2029	250,000	229,209
2.80%, 10/01/2030	100,000	90,159
2.90%, 10/01/2031	100,000	87,223
3.48%, 10/01/2041	95,000	69,237
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	74,000	66,220
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.25%, 01/15/2028*	76,000	76,119
Quanta Services, Inc.
2.35%, 01/15/2032	64,000	55,100
2.90%, 10/01/2030	62,000	57,155
3.05%, 10/01/2041	46,000	32,619
5.25%, 08/09/2034	65,000	65,796
S&P Global, Inc.
2.70%, 03/01/2029	86,000	81,510
Service Corp. International
3.38%, 08/15/2030	560,000	514,711
5.13%, 06/01/2029	404,000	402,270
5.75%, 10/15/2032	160,000	161,632
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	44,000	45,697
Triton Container International, Ltd.
2.05%, 04/15/2026*	92,000	90,097
3.15%, 06/15/2031*	88,000	76,351
Triton Container International, Ltd./TAL International Container Corp.
3.25%, 03/15/2032	52,000	44,934
Veritiv Operating Co.
10.50%, 11/30/2030*	48,000	51,960
VM Consolidated, Inc.
5.50%, 04/15/2029*	59,000	57,921
WEX, Inc.
6.50%, 03/15/2033*	42,000	42,374
		4,440,402
Security Description	Shares or Principal Amount	Value

Computers — 0.4%
Accenture Capital, Inc.
4.50%, 10/04/2034	$ 40,000	$ 38,929
Apple, Inc.
1.40%, 08/05/2028	149,000	138,061
2.65%, 05/11/2050	106,000	66,491
2.70%, 08/05/2051	34,000	21,267
4.38%, 05/13/2045	48,000	42,407
Booz Allen Hamilton, Inc.
5.95%, 04/15/2035	39,000	39,581
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	102,000	76,234
4.35%, 02/01/2030	99,000	98,119
4.75%, 04/01/2028	79,000	79,925
5.30%, 04/01/2032	510,000	521,274
8.10%, 07/15/2036	71,000	85,575
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	35,000	36,667
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	34,000	34,053
IBM International Capital Pte, Ltd.
4.75%, 02/05/2031	170,000	172,235
Insight Enterprises, Inc.
6.63%, 05/15/2032*	655,000	674,739
International Business Machines Corp.
4.80%, 02/10/2030	770,000	782,275
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	47,000	42,446
Leidos, Inc.
4.38%, 05/15/2030	76,000	74,881
5.50%, 03/15/2035	53,000	53,808
NCR Voyix Corp.
5.13%, 04/15/2029*	8,000	7,880
Seagate HDD Cayman
Seagate Technology Holdings PLC
4.09%, 06/01/2029	45,000	42,882
		3,129,729
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	61,000	57,621
Kenvue, Inc.
4.85%, 05/22/2032	47,000	47,565
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	68,000	68,652
		173,838
Distribution/Wholesale — 0.0%
Telecommunications co Telekom Srbija AD Belgrade
7.00%, 10/28/2029*	200,000	199,722
Diversified Financial Services — 0.7%
Air Lease Corp.
4.65%, 06/15/2026(3)	34,000	33,804
Aircastle, Ltd.
5.25%, 06/15/2026*(3)	89,000	88,092
Ally Financial, Inc.
6.65%, 01/17/2040	55,000	54,070
6.70%, 02/14/2033	42,000	43,761
American Express Co.
5.02%, 04/25/2031	775,000	791,364
5.09%, 01/30/2031	837,000	856,645
5.10%, 02/16/2028	151,000	152,710
5.67%, 04/25/2036	37,000	38,315

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Ameriprise Financial, Inc.
5.20%, 04/15/2035	$ 480,000	$ 483,531
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	30,000	32,304
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	30,000	29,720
Capital One Financial Corp.
6.18%, 01/30/2036	140,000	142,527
7.62%, 10/30/2031	350,000	395,446
7.96%, 11/02/2034	550,000	639,314
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	76,000	65,385
Credit Acceptance Corp.
6.63%, 03/15/2030*	25,000	25,308
9.25%, 12/15/2028*	25,000	26,466
EZCORP, Inc.
7.38%, 04/01/2032*	30,000	31,578
Focus Financial Partners LLC
6.75%, 09/15/2031*	54,000	55,121
goeasy, Ltd.
6.88%, 05/15/2030*	30,000	30,161
7.63%, 07/01/2029*	22,000	22,679
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	79,000	71,330
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	72,000	72,687
6.75%, 05/01/2033*	4,000	4,113
7.13%, 04/30/2031*	28,000	29,460
LFS Topco LLC
5.88%, 10/15/2026*	42,000	41,997
Mastercard, Inc.
4.35%, 01/15/2032	73,000	72,692
Phoenix Aviation Capital, Ltd.
9.25%, 07/15/2030*	40,000	41,429
Planet Financial Group LLC
10.50%, 12/15/2029*	56,000	56,053
Synchrony Financial
5.15%, 03/19/2029	95,000	95,384
5.45%, 03/06/2031	29,000	29,253
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	54,000	56,668
Voya Financial, Inc.
5.00%, 09/20/2034	29,000	28,338
		4,637,705
Electric — 4.0%
AEP Transmission Co. LLC
4.50%, 06/15/2052	26,000	21,809
AES Andes SA
6.25%, 03/14/2032*	435,000	443,596
AES Corp.
2.45%, 01/15/2031	130,000	113,652
5.45%, 06/01/2028	57,000	58,248
Alabama Power Co.
3.45%, 10/01/2049	665,000	471,915
4.15%, 08/15/2044	445,000	367,364
5.10%, 04/02/2035	85,000	85,662
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026(4)	24,000	24,128
Ameren Corp.
5.70%, 12/01/2026	32,000	32,513
Security Description	Shares or Principal Amount	Value

Electric (continued)
American Electric Power Co., Inc.
6.95%, 12/15/2054	$ 315,000	$ 328,431
Baltimore Gas & Electric Co.
5.45%, 06/01/2035	445,000	456,119
Calpine Corp.
5.00%, 02/01/2031*	54,000	53,419
Clearway Energy Operating LLC
3.75%, 01/15/2032*	60,000	53,844
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	675,000	627,617
CMS Energy Corp.
3.75%, 12/01/2050	53,000	47,640
4.75%, 06/01/2050	73,000	70,942
Commonwealth Edison Co.
5.95%, 06/01/2055	14,000	14,496
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	490,000	324,730
4.13%, 05/15/2049	69,000	54,449
4.45%, 03/15/2044	33,000	28,420
4.50%, 12/01/2045	41,000	35,099
5.50%, 03/15/2055	485,000	470,080
5.70%, 05/15/2054	110,000	109,811
Dominion Energy, Inc.
3.38%, 04/01/2030	328,000	311,707
5.00%, 06/15/2030	530,000	540,892
DTE Electric Co.
3.95%, 03/01/2049	102,000	80,052
DTE Energy Co.
4.88%, 06/01/2028	83,000	84,220
Duke Energy Carolinas LLC
3.55%, 03/15/2052	31,000	22,347
4.00%, 09/30/2042	145,000	119,847
5.40%, 01/15/2054	20,000	19,235
6.00%, 01/15/2038	40,000	42,627
Duke Energy Corp.
2.55%, 06/15/2031	865,000	770,747
5.00%, 08/15/2052	200,000	175,341
5.45%, 06/15/2034	110,000	112,979
5.80%, 06/15/2054	168,000	164,034
Duke Energy Florida LLC
1.75%, 06/15/2030	395,000	348,413
5.95%, 11/15/2052	33,000	33,876
Duke Energy Indiana LLC
2.75%, 04/01/2050	675,000	415,838
3.25%, 10/01/2049	110,000	74,620
4.90%, 07/15/2043	135,000	122,926
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	350,000	341,925
5.65%, 04/01/2053	24,000	23,639
Duke Energy Progress LLC
4.00%, 04/01/2052	461,000	353,715
4.15%, 12/01/2044	900,000	733,884
5.05%, 03/15/2035	340,000	341,440
5.55%, 03/15/2055	165,000	161,277
Emera US Finance LP
4.75%, 06/15/2046	62,000	51,547
Entergy Mississippi LLC
3.85%, 06/01/2049	32,000	23,563
5.80%, 04/15/2055	16,000	16,009
Entergy Texas, Inc.
4.50%, 03/30/2039	117,000	106,190
5.25%, 04/15/2035	24,000	24,196

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	$ 18,000	$ 18,203
Eversource Energy
5.13%, 05/15/2033	265,000	265,196
5.50%, 01/01/2034	1,057,000	1,076,404
FirstEnergy Corp.
4.85%, 07/15/2047	68,000	57,781
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028*	95,000	96,906
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	89,000	75,437
Florida Power & Light Co.
5.15%, 06/15/2029	75,000	77,610
Georgia Power Co.
3.25%, 03/15/2051	103,000	70,611
4.30%, 03/15/2042	300,000	258,921
4.55%, 03/15/2030	425,000	429,023
4.75%, 09/01/2040	195,000	181,409
5.20%, 03/15/2035	285,000	288,966
5.25%, 03/15/2034	160,000	163,173
Interstate Power & Light Co.
3.50%, 09/30/2049	80,000	56,278
5.60%, 06/29/2035	475,000	488,238
Investment Energy Resources, Ltd.
6.25%, 04/26/2029*	200,000	196,022
Jersey Central Power & Light Co.
5.10%, 01/15/2035	125,000	124,630
Kentucky Power Co.
7.00%, 11/15/2033*	113,000	121,616
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	62,000	54,437
Narragansett Electric Co.
5.35%, 05/01/2034*	50,000	50,633
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/2027	81,000	80,931
4.75%, 02/07/2028	53,000	53,684
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	53,000	55,606
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032	74,000	76,224
5.90%, 03/15/2055	60,000	60,189
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	150,000	149,519
NRG Energy, Inc.
3.63%, 02/15/2031*	86,000	79,146
NSTAR Electric Co.
5.40%, 06/01/2034	295,000	302,217
Ohio Edison Co.
5.50%, 01/15/2033*	315,000	322,006
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	55,000	53,073
5.35%, 04/01/2035*	450,000	458,417
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,255,000	1,089,404
3.95%, 12/01/2047	105,000	74,077
4.50%, 07/01/2040	40,000	33,330
6.10%, 01/15/2029	680,000	704,517
6.15%, 01/15/2033	162,000	166,853
6.95%, 03/15/2034	278,000	299,265
PacifiCorp
7.38%, 09/15/2055	50,000	51,978
Security Description	Shares or Principal Amount	Value

Electric (continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	$ 94,000	$ 91,073
Pinnacle West Capital Corp.
4.90%, 05/15/2028	132,000	133,848
5.15%, 05/15/2030	478,000	489,318
PPL Capital Funding, Inc.
5.25%, 09/01/2034	25,000	25,201
Public Service Co. of Colorado
2.70%, 01/15/2051	171,000	101,316
3.70%, 06/15/2028	124,000	122,638
4.10%, 06/15/2048	52,000	40,201
Public Service Co. of Oklahoma
2.20%, 08/15/2031	89,000	76,995
5.20%, 01/15/2035	515,000	514,072
Public Service Electric & Gas Co.
4.85%, 08/01/2034	23,000	22,927
Public Service Enterprise Group, Inc.
4.90%, 03/15/2030	440,000	447,558
5.45%, 04/01/2034	110,000	112,410
6.13%, 10/15/2033	175,000	185,872
Puget Energy, Inc.
4.22%, 03/15/2032	160,000	150,578
5.73%, 03/15/2035*	1,180,000	1,187,066
Puget Sound Energy, Inc.
5.69%, 06/15/2054	41,000	40,178
RWE Finance US LLC
6.25%, 04/16/2054*	150,000	149,349
San Diego Gas & Electric Co.
5.40%, 04/15/2035	450,000	459,498
Southern California Edison Co.
2.75%, 02/01/2032	150,000	129,102
4.00%, 04/01/2047	90,000	64,637
4.65%, 10/01/2043	90,000	72,758
5.20%, 06/01/2034	275,000	266,707
5.45%, 03/01/2035	480,000	471,175
5.88%, 12/01/2053	110,000	100,406
5.95%, 11/01/2032	100,000	102,620
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031*	149,000	151,595
Union Electric Co.
3.90%, 04/01/2052	43,000	32,763
Virginia Electric & Power Co.
2.45%, 12/15/2050	159,000	89,204
5.00%, 04/01/2033	605,000	611,218
5.00%, 01/15/2034	735,000	735,885
5.05%, 08/15/2034	160,000	160,340
5.15%, 03/15/2035	375,000	376,148
5.35%, 01/15/2054	160,000	150,286
5.55%, 08/15/2054	20,000	19,358
5.65%, 03/15/2055	200,000	196,983
Vistra Operations Co. LLC
5.00%, 07/31/2027*	45,000	44,945
7.75%, 10/15/2031*	6,000	6,377
Wisconsin Power & Light Co.
3.95%, 09/01/2032	38,000	35,918
5.38%, 03/30/2034	440,000	450,114
Xcel Energy, Inc.
4.60%, 06/01/2032	450,000	440,043
4.75%, 03/21/2028	220,000	222,136
5.60%, 04/15/2035	505,000	515,561

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029*	$ 45,000	$ 46,131
8.38%, 01/15/2031*	60,000	64,086
		28,079,594
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	19,000	18,730
6.63%, 01/15/2032*	17,000	17,383
WESCO Distribution, Inc.
6.38%, 03/15/2033*	41,000	42,377
		78,490
Electronics — 0.1%
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	53,000	54,558
5.60%, 05/29/2034	41,000	42,116
Honeywell International, Inc.
4.95%, 09/01/2031	53,000	54,427
Imola Merger Corp.
4.75%, 05/15/2029*	54,000	52,136
Trimble, Inc.
6.10%, 03/15/2033	38,000	40,370
TTM Technologies, Inc.
4.00%, 03/01/2029*	56,000	53,506
Tyco Electronics Group SA
5.00%, 05/09/2035	48,000	47,803
Vontier Corp.
2.95%, 04/01/2031	116,000	103,681
		448,597
Engineering & Construction — 0.1%
International Airport Finance SA
12.00%, 03/15/2033*	863,649	925,529
MasTec, Inc.
5.90%, 06/15/2029	48,000	49,651
		975,180
Entertainment — 0.3%
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	69,000	69,230
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	60,000	58,643
Voyager Parent LLC
9.25%, 07/01/2032*	65,000	67,628
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	1,600,000	1,332,000
5.05%, 03/15/2042	87,000	58,290
5.14%, 03/15/2052	288,000	177,840
WarnerMedia Holdings, Inc.
		1,763,631
Environmental Control — 0.4%
Clean Harbors, Inc.
4.88%, 07/15/2027*	1,175,000	1,169,236
Republic Services, Inc.
1.45%, 02/15/2031	190,000	162,051
4.75%, 07/15/2030	69,000	70,290
5.20%, 11/15/2034	355,000	363,345
Reworld Holding Corp.
5.00%, 09/01/2030	17,000	16,067
Waste Connections, Inc.
2.20%, 01/15/2032	117,000	100,943
Security Description	Shares or Principal Amount	Value

Environmental Control (continued)
5.25%, 09/01/2035	$ 22,000	$ 22,493
Waste Management, Inc.
3.88%, 01/15/2029	390,000	385,120
4.95%, 07/03/2027	73,000	74,236
4.95%, 03/15/2035	315,000	316,336
		2,680,117
Food — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.25%, 03/15/2033*	75,000	77,312
6.50%, 02/15/2028*	40,000	40,953
C&S Group Enterprises LLC
5.00%, 12/15/2028*	90,000	81,262
Cencosud SA
5.95%, 05/28/2031*	630,000	650,239
Conagra Brands, Inc.
5.40%, 11/01/2048	58,000	52,279
7.00%, 10/01/2028	115,000	122,987
Hershey Co.
4.55%, 02/24/2028	39,000	39,493
Hormel Foods Corp.
4.80%, 03/30/2027	69,000	69,703
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.75%, 04/01/2033	265,000	272,399
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036*	540,000	540,794
6.38%, 04/15/2066*	27,000	27,199
Kellanova
7.45%, 04/01/2031	107,000	122,595
Kraft Heinz Foods Co.
4.38%, 06/01/2046	180,000	145,625
4.88%, 10/01/2049	43,000	36,919
5.20%, 03/15/2032	34,000	34,617
Kroger Co.
3.88%, 10/15/2046	20,000	15,205
5.00%, 09/15/2034	33,000	32,764
5.50%, 09/15/2054	62,000	58,854
5.65%, 09/15/2064	104,000	98,450
Mars, Inc.
4.65%, 04/20/2031*	100,000	101,233
5.00%, 03/01/2032*	1,145,000	1,160,222
5.20%, 03/01/2035*	395,000	399,732
5.65%, 05/01/2045*	405,000	405,979
5.70%, 05/01/2055*	213,000	212,480
5.80%, 05/01/2065*	240,000	239,588
Performance Food Group, Inc.
4.25%, 08/01/2029*	23,000	22,178
5.50%, 10/15/2027*	29,000	28,939
Pilgrim's Pride Corp.
4.25%, 04/15/2031	510,000	491,703
Sysco Corp.
4.45%, 03/15/2048	88,000	73,111
4.50%, 04/01/2046	97,000	81,199
5.10%, 09/23/2030	69,000	70,692
		5,806,705
Forest Products & Paper — 0.1%
Georgia-Pacific LLC
0.95%, 05/15/2026*	185,000	179,645
4.40%, 06/30/2028*	22,000	22,110

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Forest Products & Paper (continued)
Magnera Corp.
4.75%, 11/15/2029*	$ 52,000	$ 45,952
Suzano Austria GmbH
3.75%, 01/15/2031	120,000	112,339
		360,046
Gas — 0.4%
Brooklyn Union Gas Co.
6.42%, 07/18/2054*	36,000	37,239
KeySpan Gas East Corp.
5.99%, 03/06/2033*	232,000	241,105
NiSource, Inc.
3.49%, 05/15/2027	270,000	265,838
5.35%, 07/15/2035	325,000	327,666
5.40%, 06/30/2033	320,000	327,266
5.85%, 04/01/2055	19,000	18,801
Southern California Gas Co.
5.60%, 04/01/2054	631,000	614,231
6.00%, 06/15/2055	725,000	738,449
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033*	8,000	8,567
7.75%, 05/01/2035*	42,000	45,462
		2,624,624
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
6.71%, 03/15/2060	171,000	167,044
Healthcare-Products — 0.5%
Agilent Technologies, Inc.
2.30%, 03/12/2031	128,000	113,427
2.75%, 09/15/2029	93,000	87,046
Alcon Finance Corp.
2.75%, 09/23/2026*	270,000	264,136
5.38%, 12/06/2032*	200,000	206,473
Avantor Funding, Inc.
3.88%, 11/01/2029*	445,000	421,327
GE HealthCare Technologies, Inc.
5.50%, 06/15/2035	103,000	105,476
5.65%, 11/15/2027	100,000	103,028
Hologic, Inc.
3.25%, 02/15/2029*	715,000	681,360
Insulet Corp.
6.50%, 04/01/2033*	51,000	53,172
Medline Borrower LP
3.88%, 04/01/2029*	56,000	53,717
5.25%, 10/01/2029*	50,000	49,610
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	10,000	10,273
Smith & Nephew PLC
2.03%, 10/14/2030	595,000	521,114
Solventum Corp.
5.40%, 03/01/2029	860,000	885,598
Sotera Health Holdings LLC
7.38%, 06/01/2031*	55,000	57,224
STERIS PLC
3.75%, 03/15/2051	154,000	109,627
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	44,000	45,177
		3,767,785
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 0.9%
Centene Corp.
2.50%, 03/01/2031	$ 885,000	$ 761,973
2.63%, 08/01/2031	425,000	364,141
4.63%, 12/15/2029	870,000	846,190
Cigna Group
2.38%, 03/15/2031	37,000	32,893
3.40%, 03/15/2050	130,000	88,148
3.88%, 10/15/2047	33,000	24,800
4.38%, 10/15/2028	37,000	37,045
Concentra Health Services, Inc.
6.88%, 07/15/2032*	60,000	62,122
DaVita, Inc.
6.75%, 07/15/2033*	55,000	56,793
Elevance Health, Inc.
6.10%, 10/15/2052	11,000	11,210
HCA, Inc.
3.38%, 03/15/2029	34,000	32,666
3.50%, 09/01/2030	74,000	69,977
3.50%, 07/15/2051	95,000	62,930
4.63%, 03/15/2052	94,000	75,540
5.25%, 06/15/2049	44,000	39,088
5.45%, 04/01/2031	54,000	55,682
5.50%, 03/01/2032	52,000	53,666
Humana, Inc.
4.88%, 04/01/2030	69,000	69,467
5.38%, 04/15/2031	15,000	15,344
5.55%, 05/01/2035	540,000	543,020
5.88%, 03/01/2033	27,000	27,903
Icon Investments Six DAC
5.81%, 05/08/2027	200,000	204,180
6.00%, 05/08/2034	235,000	240,165
LifePoint Health, Inc.
5.38%, 01/15/2029*	63,000	58,719
9.88%, 08/15/2030*	50,000	54,085
Molina Healthcare, Inc.
6.25%, 01/15/2033*	76,000	77,360
Quest Diagnostics, Inc.
5.00%, 12/15/2034	62,000	61,696
Select Medical Corp.
6.25%, 12/01/2032*	62,000	62,370
UnitedHealth Group, Inc.
2.75%, 05/15/2040	875,000	634,819
3.50%, 08/15/2039	285,000	229,998
4.75%, 05/15/2052	60,000	51,109
4.90%, 04/15/2031	48,000	48,779
4.95%, 05/15/2062	140,000	120,140
5.30%, 06/15/2035	215,000	219,133
5.38%, 04/15/2054	455,000	425,342
5.75%, 07/15/2064	240,000	233,429
6.05%, 02/15/2063	55,000	55,810
		6,107,732
Home Builders — 0.0%
Lennar Corp.
5.20%, 07/30/2030	32,000	32,602
Mattamy Group Corp.
4.63%, 03/01/2030*	56,000	53,824
5.25%, 12/15/2027*	14,000	13,932
		100,358
Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	58,000	58,822

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	$ 47,000	$ 47,874
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/2027	115,000	112,071
Aon North America, Inc.
5.30%, 03/01/2031	97,000	100,325
5.75%, 03/01/2054	62,000	61,097
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	33,000	33,485
5.75%, 03/02/2053	68,000	66,235
Athene Global Funding
1.73%, 10/02/2026*	92,000	88,807
2.65%, 10/04/2031*	2,130,000	1,845,346
4.86%, 08/27/2026*	60,000	60,255
5.32%, 11/13/2031*	104,000	104,819
Athene Holding, Ltd.
3.45%, 05/15/2052	29,000	18,423
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	40,000	41,584
Brown & Brown, Inc.
5.55%, 06/23/2035	22,000	22,434
6.25%, 06/23/2055	15,000	15,462
Chubb INA Holdings LLC
4.65%, 08/15/2029	102,000	103,738
CNO Global Funding
4.88%, 12/10/2027*	545,000	549,261
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	99,000	96,045
5.00%, 03/27/2030*	310,000	314,628
Equitable Holdings, Inc.
4.35%, 04/20/2028	125,000	124,763
F&G Annuities & Life, Inc.
6.25%, 10/04/2034	20,000	19,800
F&G Global Funding
2.30%, 04/11/2027*	106,000	101,777
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	30,000	31,065
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	44,000	46,637
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	174,000	105,338
Lincoln Financial Global Funding
4.63%, 05/28/2028*	530,000	533,281
Marsh & McLennan Cos., Inc.
4.55%, 11/08/2027	53,000	53,390
Metropolitan Life Global Funding I
5.15%, 03/28/2033*	230,000	233,434
New York Life Global Funding
4.85%, 01/09/2028*	44,000	44,754
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	53,000	53,198
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	46,000	47,783
Prudential Financial, Inc.
5.70%, 09/15/2048	55,000	55,711
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Willis North America, Inc.
4.65%, 06/15/2027	$ 103,000	$ 103,563
5.90%, 03/05/2054	56,000	55,661
		5,350,866
Internet — 0.3%
Alphabet, Inc.
4.00%, 05/15/2030	465,000	465,349
5.25%, 05/15/2055	39,000	38,410
5.30%, 05/15/2065	704,000	689,316
Amazon.com, Inc.
3.30%, 04/13/2027	29,000	28,680
3.60%, 04/13/2032	29,000	27,759
3.88%, 08/22/2037	25,000	22,614
4.05%, 08/22/2047	38,000	31,348
4.65%, 12/01/2029	52,000	53,142
Cogent Communications Group LLC
7.00%, 06/15/2027*	51,000	51,234
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.00%, 06/15/2027*	13,000	13,023
Gen Digital, Inc.
6.25%, 04/01/2033*	276,000	283,408
6.75%, 09/30/2027*	523,000	532,261
7.13%, 09/30/2030*	37,000	38,400
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	65,000	63,077
Match Group Holdings II LLC
3.63%, 10/01/2031*	13,000	11,632
4.13%, 08/01/2030*	39,000	36,472
Meta Platforms, Inc.
5.55%, 08/15/2064	30,000	29,317
		2,415,442
Investment Companies — 0.4%
Ares Capital Corp.
5.80%, 03/08/2032	590,000	587,531
Ares Strategic Income Fund
5.80%, 09/09/2030*	1,200,000	1,204,193
Gaci First Investment Co.
4.88%, 02/14/2035	200,000	195,846
Sixth Street Lending Partners
6.13%, 07/15/2030*	635,000	646,602
		2,634,172
Iron/Steel — 0.1%
ATI, Inc.
4.88%, 10/01/2029	39,000	38,199
5.13%, 10/01/2031	20,000	19,547
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	5,000	4,996
6.25%, 10/01/2040	6,000	4,541
7.00%, 03/15/2032*	76,000	71,642
7.38%, 05/01/2033*	5,000	4,695
Commercial Metals Co.
3.88%, 02/15/2031	52,000	47,725
Mineral Resources, Ltd.
8.00%, 11/01/2027*	15,000	15,070
8.13%, 05/01/2027*	41,000	40,978
8.50%, 05/01/2030*	20,000	19,901
9.25%, 10/01/2028*	29,000	29,679
Nucor Corp.
4.30%, 05/23/2027	66,000	66,225
5.10%, 06/01/2035	62,000	62,194

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Iron/Steel (continued)
Steel Dynamics, Inc.
5.38%, 08/15/2034	$ 33,000	$ 33,508
5.75%, 05/15/2055	39,000	37,802
		496,702
Leisure Time — 0.0%
Carnival Corp.
5.75%, 03/01/2027*	42,000	42,347
6.00%, 05/01/2029*	56,000	56,585
6.13%, 02/15/2033*	30,000	30,694
NCL Corp., Ltd.
5.88%, 03/15/2026*	7,000	7,009
6.75%, 02/01/2032*	73,000	74,579
7.75%, 02/15/2029*	32,000	34,025
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	82,000	83,580
		328,819
Lodging — 0.2%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	60,000	55,287
5.00%, 06/01/2029*	20,000	19,237
Las Vegas Sands Corp.
5.63%, 06/15/2028	480,000	489,617
6.00%, 06/14/2030	485,000	500,361
Marriott International, Inc.
2.85%, 04/15/2031	71,000	64,470
3.50%, 10/15/2032	79,000	71,817
5.50%, 04/15/2037	27,000	27,004
Station Casinos LLC
6.63%, 03/15/2032*	83,000	84,869
Travel & Leisure Co.
4.50%, 12/01/2029*	38,000	36,725
6.00%, 04/01/2027	11,000	11,098
		1,360,485
Machinery-Construction & Mining — 0.2%
Caterpillar Financial Services Corp.
4.38%, 08/16/2029	30,000	30,228
4.40%, 03/03/2028	83,000	83,615
4.70%, 11/15/2029	940,000	957,345
5.00%, 05/14/2027	24,000	24,409
		1,095,597
Machinery-Diversified — 0.4%
AGCO Corp.
5.45%, 03/21/2027	86,000	87,061
Deere & Co.
5.45%, 01/16/2035	46,000	47,918
John Deere Capital Corp.
4.25%, 06/05/2028	1,060,000	1,066,269
4.40%, 09/08/2031	73,000	72,832
4.55%, 06/05/2030	62,000	62,575
4.90%, 03/07/2031	40,000	40,976
4.95%, 07/14/2028	40,000	40,982
nVent Finance SARL
2.75%, 11/15/2031	81,000	70,349
Otis Worldwide Corp.
2.57%, 02/15/2030	565,000	521,189
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Westinghouse Air Brake Technologies Corp.
4.90%, 05/29/2030	$ 455,000	$ 461,420
		2,471,571
Media — 1.0%
Belo Corp.
7.75%, 06/01/2027	52,000	53,842
Cable One, Inc.
4.00%, 11/15/2030*	70,000	55,151
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034*	60,000	53,411
5.00%, 02/01/2028*	36,000	35,668
6.38%, 09/01/2029*	56,000	57,122
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/2032	188,000	158,624
3.50%, 06/01/2041	75,000	54,412
3.50%, 03/01/2042	2,000	1,426
3.85%, 04/01/2061	65,000	41,644
4.80%, 03/01/2050	100,000	80,007
5.05%, 03/30/2029	420,000	424,004
5.38%, 05/01/2047	605,000	525,086
6.10%, 06/01/2029	50,000	52,347
6.38%, 10/23/2035	31,000	32,560
6.48%, 10/23/2045	450,000	445,878
Comcast Corp.
2.89%, 11/01/2051	165,000	100,415
3.20%, 07/15/2036	895,000	749,215
3.25%, 11/01/2039	320,000	250,699
3.40%, 07/15/2046	205,000	145,960
4.15%, 10/15/2028	69,000	68,869
4.60%, 10/15/2038	86,000	79,644
5.50%, 05/15/2064	61,000	56,809
7.05%, 03/15/2033	179,000	203,625
Cox Communications, Inc.
2.60%, 06/15/2031*	390,000	341,319
5.45%, 09/15/2028*	57,000	58,524
5.45%, 09/01/2034*	460,000	453,633
5.95%, 09/01/2054*	254,000	235,807
CSC Holdings LLC
4.13%, 12/01/2030*	200,000	141,103
Discovery Communications LLC
3.63%, 05/15/2030	38,000	33,548
Fox Corp.
5.58%, 01/25/2049	60,000	56,297
Paramount Global
5.25%, 04/01/2044	648,000	515,809
5.85%, 09/01/2043	138,000	120,104
6.25%, 02/28/2057	54,000	50,827
6.38%, 03/30/2062	20,000	19,651
6.88%, 04/30/2036	485,000	496,670
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	67,000	59,557
4.00%, 07/15/2028*	40,000	38,417
Time Warner Cable LLC
5.50%, 09/01/2041	205,000	186,400
6.55%, 05/01/2037	102,000	105,348
Univision Communications, Inc.
7.38%, 06/30/2030*	39,000	38,327
8.00%, 08/15/2028*	10,000	10,148
8.50%, 07/31/2031*	15,000	15,017

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Walt Disney Co.
2.00%, 09/01/2029	$ 73,000	$ 67,028
		6,769,952
Mining — 0.5%
Capstone Copper Corp.
6.75%, 03/31/2033*	80,000	81,917
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	93,000	86,899
Glencore Funding LLC
5.37%, 04/04/2029*	510,000	522,922
5.63%, 04/04/2034*	310,000	315,961
6.38%, 10/06/2030*	635,000	681,515
6.50%, 10/06/2033*	215,000	233,148
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	32,000	32,502
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	500,000	543,012
Rio Tinto Finance USA PLC
5.00%, 03/14/2032	155,000	157,707
5.88%, 03/14/2065	425,000	426,819
South32 Treasury, Ltd.
4.35%, 04/14/2032*	103,000	96,575
		3,178,977
Miscellaneous Manufacturing — 0.1%
Siemens Funding BV
4.60%, 05/28/2030*	500,000	504,997
Oil & Gas — 2.2%
Aker BP ASA
3.10%, 07/15/2031*	200,000	178,595
4.00%, 01/15/2031*	440,000	417,903
5.80%, 10/01/2054*	485,000	442,142
6.00%, 06/13/2033*	335,000	345,373
APA Corp.
4.38%, 10/15/2028*	45,000	43,282
5.35%, 07/01/2049*	205,000	162,723
6.10%, 02/15/2035*	465,000	456,040
6.75%, 02/15/2055*	130,000	122,800
Azule Energy Finance Plc
8.13%, 01/23/2030*	200,000	197,600
Baytex Energy Corp.
7.38%, 03/15/2032*	51,000	48,699
BP Capital Markets America, Inc.
3.54%, 04/06/2027	149,000	147,457
4.81%, 02/13/2033	270,000	269,639
4.89%, 09/11/2033	300,000	300,715
Chevron Corp.
2.24%, 05/11/2030	130,000	118,710
Chevron USA, Inc.
4.20%, 10/15/2049	49,000	38,968
Civitas Resources, Inc.
8.63%, 11/01/2030*	26,000	26,396
9.63%, 06/15/2033*	30,000	30,755
Comstock Resources, Inc.
5.88%, 01/15/2030*	51,000	49,537
6.75%, 03/01/2029*	4,000	4,009
ConocoPhillips Co.
3.80%, 03/15/2052	8,000	5,807
4.03%, 03/15/2062	485,000	349,218
5.65%, 01/15/2065	190,000	180,743
5.70%, 09/15/2063	660,000	631,208
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Coterra Energy, Inc.
5.40%, 02/15/2035	$ 496,000	$ 490,977
5.60%, 03/15/2034	239,000	241,029
Crescent Energy Finance LLC
7.38%, 01/15/2033*	34,000	32,497
7.63%, 04/01/2032*	17,000	16,599
8.38%, 01/15/2034*	20,000	20,013
Diamondback Energy, Inc.
4.40%, 03/24/2051	67,000	51,698
5.55%, 04/01/2035	130,000	131,411
5.75%, 04/18/2054	215,000	199,568
5.90%, 04/18/2064	220,000	203,617
6.25%, 03/15/2053	202,000	199,726
Ecopetrol SA
4.63%, 11/02/2031	875,000	739,001
4.63%, 11/02/2031	145,000	122,449
7.75%, 02/01/2032	415,000	407,842
8.38%, 01/19/2036	670,000	646,461
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	175,000	161,000
8.50%, 09/30/2033*	175,000	179,277
Eni SpA
5.50%, 05/15/2034*	260,000	261,911
5.75%, 05/19/2035*	400,000	409,124
EOG Resources, Inc.
5.00%, 07/15/2032	315,000	318,831
5.35%, 01/15/2036	470,000	476,639
5.65%, 12/01/2054	455,000	444,148
EQT Corp.
4.50%, 01/15/2029*	600,000	592,707
Hess Corp.
7.13%, 03/15/2033	604,000	683,991
7.30%, 08/15/2031	390,000	442,320
HF Sinclair Corp.
5.00%, 02/01/2028	52,000	52,015
6.25%, 01/15/2035	39,000	39,588
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	79,000	76,186
7.25%, 02/15/2035*	15,000	14,668
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	330,000	327,208
Marathon Petroleum Corp.
5.70%, 03/01/2035	72,000	73,020
Nabors Industries, Inc.
7.38%, 05/15/2027*	39,000	38,512
Occidental Petroleum Corp.
4.40%, 04/15/2046	15,000	10,998
6.13%, 01/01/2031	74,000	76,607
6.38%, 09/01/2028	72,000	74,815
6.45%, 09/15/2036	40,000	40,925
Patterson-UTI Energy, Inc.
7.15%, 10/01/2033	725,000	742,382
Petroleos Mexicanos
5.35%, 02/12/2028	100,000	96,024
6.38%, 01/23/2045	60,000	42,499
6.70%, 02/16/2032	90,000	83,617
Pioneer Natural Resources Co.
5.10%, 03/29/2026	44,000	44,210
Southwestern Energy Co.
4.75%, 02/01/2032	69,000	67,095
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	71,000	71,005

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Talos Production, Inc.
9.38%, 02/01/2031*	$ 48,000	$ 49,006
TotalEnergies Capital SA
5.43%, 09/10/2064	399,000	373,283
5.64%, 04/05/2064	620,000	601,025
Valaris, Ltd.
8.38%, 04/30/2030*	52,000	53,351
Var Energi ASA
5.88%, 05/22/2030*	425,000	435,408
Vital Energy, Inc.
7.88%, 04/15/2032*	47,000	40,186
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	59,000	58,609
Woodside Finance, Ltd.
5.40%, 05/19/2030	136,000	137,936
		15,761,333
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	15,000	15,050
6.63%, 09/01/2032*	57,000	58,074
6.88%, 04/01/2027*	4,000	4,004
Halliburton Co.
4.75%, 08/01/2043	60,000	52,028
Kodiak Gas Services LLC
7.25%, 02/15/2029*	50,000	51,720
Weatherford International, Ltd.
8.63%, 04/30/2030*	62,000	63,905
		244,781
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	48,000	42,981
5.10%, 03/17/2030*	24,000	24,409
Ball Corp.
6.00%, 06/15/2029	1,030,000	1,055,931
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	5,000	5,131
8.75%, 04/15/2030*	59,000	60,347
Crown Americas LLC
5.25%, 04/01/2030	37,000	37,584
5.88%, 06/01/2033*	20,000	20,137
Iris Holding, Inc.
10.00%, 12/15/2028*	56,000	51,353
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	20,000	19,971
7.88%, 04/15/2027*	11,000	11,180
Packaging Corp. of America
5.70%, 12/01/2033	73,000	76,240
Silgan Holdings, Inc.
4.13%, 02/01/2028	50,000	49,152
Sonoco Products Co.
4.60%, 09/01/2029	85,000	84,804
5.00%, 09/01/2034	48,000	46,688
		1,585,908
Pharmaceuticals — 0.7%
AbbVie, Inc.
4.05%, 11/21/2039	137,000	120,081
4.25%, 11/21/2049	113,000	93,091
4.95%, 03/15/2031	61,000	62,625
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Astrazeneca Finance LLC
4.85%, 02/26/2029	$ 96,000	$ 98,173
4.88%, 03/03/2028	87,000	88,842
4.90%, 03/03/2030	92,000	94,378
Becton Dickinson & Co.
4.30%, 08/22/2032	36,000	34,925
4.69%, 02/13/2028	87,000	87,850
Bristol-Myers Squibb Co.
3.25%, 08/01/2042	27,000	20,203
5.75%, 02/01/2031	89,000	94,816
Cardinal Health, Inc.
4.50%, 11/15/2044	12,000	10,078
4.60%, 03/15/2043	150,000	128,504
5.00%, 11/15/2029	1,125,000	1,146,739
5.13%, 02/15/2029	36,000	36,916
5.75%, 11/15/2054	29,000	28,584
Cencora, Inc.
4.30%, 12/15/2047	53,000	42,909
4.85%, 12/15/2029	690,000	700,917
5.13%, 02/15/2034	94,000	94,742
CVS Health Corp.
1.88%, 02/28/2031	320,000	273,915
2.13%, 09/15/2031	370,000	316,504
3.25%, 08/15/2029	115,000	109,299
3.75%, 04/01/2030	235,000	225,435
5.13%, 07/20/2045	184,000	162,953
5.55%, 06/01/2031	24,000	24,931
7.00%, 03/10/2055	22,000	22,691
Eli Lilly & Co.
3.10%, 05/15/2027	23,000	22,682
4.60%, 08/14/2034	58,000	57,473
4.75%, 02/12/2030	46,000	47,163
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/2030	47,000	47,374
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	69,000	58,018
12.25%, 04/15/2029*	60,000	65,285
McKesson Corp.
4.95%, 05/30/2032	83,000	84,113
Novartis Capital Corp.
4.00%, 09/18/2031	48,000	47,272
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	69,000	68,793
5.11%, 05/19/2043	82,000	78,197
5.30%, 05/19/2053	68,000	64,193
5.34%, 05/19/2063	32,000	29,679
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, 12/01/2030	200,000	203,587
Viatris, Inc.
3.85%, 06/22/2040	30,000	22,158
4.00%, 06/22/2050	84,000	55,956
Zoetis, Inc.
5.60%, 11/16/2032	37,000	39,065
		5,111,109
Pipelines — 1.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	29,000	28,951
Cheniere Energy Partners LP
5.55%, 10/30/2035*	916,000	923,202

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	$ 283,000	$ 284,227
5.68%, 01/15/2034*	195,000	197,397
6.04%, 08/15/2028*	385,000	400,866
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	65,000	68,616
6.04%, 11/15/2033*	400,000	419,713
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.38%, 06/30/2033*	45,000	44,790
8.63%, 03/15/2029*	38,000	39,439
Enbridge, Inc.
3.13%, 11/15/2029	385,000	363,697
4.60%, 06/20/2028	25,000	25,188
5.55%, 06/20/2035	175,000	177,908
5.63%, 04/05/2034	160,000	164,386
Energy Transfer LP
4.95%, 05/15/2028	54,000	54,763
5.15%, 02/01/2043	76,000	66,503
5.40%, 10/01/2047	117,000	104,191
5.70%, 04/01/2035	600,000	611,156
6.40%, 12/01/2030	700,000	754,351
Enterprise Products Operating LLC
3.30%, 02/15/2053	135,000	89,269
3.70%, 01/31/2051	22,000	15,885
4.60%, 01/15/2031	292,000	294,221
5.20%, 01/15/2036	100,000	100,677
5.55%, 02/16/2055	485,000	467,894
Excelerate Energy LP
8.00%, 05/15/2030*	50,000	52,708
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	46,000	47,828
8.00%, 05/15/2033	26,000	27,184
8.25%, 01/15/2029	15,000	15,685
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	143,000	139,884
Harvest Midstream I LP
7.50%, 09/01/2028*	25,000	25,426
7.50%, 05/15/2032*	99,000	104,561
Hess Midstream Operations LP
4.25%, 02/15/2030*	175,000	168,258
6.50%, 06/01/2029*	520,000	534,773
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032*	55,000	57,843
8.88%, 07/15/2028*	15,000	15,748
ITT Holdings LLC
6.50%, 08/01/2029*	92,000	87,487
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	55,000	51,835
MPLX LP
5.40%, 04/01/2035	36,000	35,741
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	49,000	49,505
8.38%, 02/15/2032*	16,000	16,048
NuStar Logistics LP
6.38%, 10/01/2030	36,000	37,305
ONEOK Partners LP
6.65%, 10/01/2036	137,000	147,187
Oneok, Inc.
4.75%, 10/15/2031	136,000	134,651
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
ONEOK, Inc.
4.40%, 10/15/2029	$ 185,000	$ 183,583
5.05%, 11/01/2034	340,000	330,870
5.85%, 11/01/2064	90,000	83,437
6.05%, 09/01/2033	350,000	367,240
6.10%, 11/15/2032	300,000	317,261
6.63%, 09/01/2053	165,000	171,479
7.15%, 01/15/2051	40,000	43,076
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	47,000	37,339
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	43,000	44,726
Targa Resources Corp.
4.90%, 09/15/2030	210,000	211,773
5.55%, 08/15/2035	535,000	537,707
5.65%, 02/15/2036	50,000	50,470
6.13%, 03/15/2033	160,000	168,625
6.50%, 03/30/2034	100,000	107,461
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	580,000	540,553
5.50%, 03/01/2030	44,000	44,655
Venture Global LNG, Inc.
8.38%, 06/01/2031*	155,000	160,988
Western Midstream Operating LP
5.30%, 03/01/2048	24,000	20,028
Whistler Pipeline LLC
5.40%, 09/30/2029*	15,000	15,172
5.70%, 09/30/2031*	325,000	331,317
5.95%, 09/30/2034*	170,000	172,187
Williams Cos., Inc.
4.63%, 06/30/2030	51,000	51,035
5.75%, 06/24/2044	94,000	92,114
		11,530,043
Private Equity — 0.0%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	5,000	4,894
8.00%, 06/15/2027*	70,000	19,795
		24,689
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	48,000	48,410
8.88%, 09/01/2031*	2,000	2,148
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	39,000	41,396
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	77,000	72,165
		164,119
REITS — 0.5%
American Tower Corp.
2.30%, 09/15/2031	76,000	65,934
2.70%, 04/15/2031	845,000	757,754
3.13%, 01/15/2027	52,000	50,981
5.20%, 02/15/2029	100,000	102,322
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	68,000	64,645
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	50,000	53,186
Cousins Properties LP
5.38%, 02/15/2032	675,000	682,025

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Crown Castle International Corp.
3.10%, 11/15/2029	$ 680,000	$ 637,877
Crown Castle, Inc.
5.00%, 01/11/2028	60,000	60,591
5.60%, 06/01/2029	47,000	48,510
ERP Operating LP
4.95%, 06/15/2032	13,000	13,148
Goodman US Finance Six LLC
5.13%, 10/07/2034*	25,000	24,918
Host Hotels & Resorts LP
3.50%, 09/15/2030	31,000	28,784
Iron Mountain, Inc.
6.25%, 01/15/2033*	600,000	616,924
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	24,000	23,662
4.75%, 06/15/2029*	40,000	38,948
LXP Industrial Trust
2.38%, 10/01/2031	37,000	31,243
National Health Investors, Inc.
3.00%, 02/01/2031	60,000	53,224
Service Properties Trust
5.50%, 12/15/2027	19,000	18,825
8.38%, 06/15/2029	10,000	10,401
8.88%, 06/15/2032	67,000	68,893
Starwood Property Trust, Inc.
6.50%, 07/01/2030*	52,000	53,709
Weyerhaeuser Co.
4.00%, 03/09/2052	40,000	30,035
4.75%, 05/15/2026	83,000	83,163
		3,619,702
Retail — 0.3%
AutoNation, Inc.
5.89%, 03/15/2035	23,000	23,327
AutoZone, Inc.
4.75%, 08/01/2032	35,000	34,800
4.75%, 02/01/2033	400,000	395,698
5.10%, 07/15/2029	20,000	20,497
6.55%, 11/01/2033	195,000	215,283
Brinker International, Inc.
8.25%, 07/15/2030*	49,000	52,224
CEC Entertainment LLC
6.75%, 05/01/2026*	76,000	75,417
Darden Restaurants, Inc.
4.35%, 10/15/2027	37,000	37,071
FirstCash, Inc.
4.63%, 09/01/2028*	328,000	322,039
5.63%, 01/01/2030*	32,000	31,909
6.88%, 03/01/2032*	3,000	3,104
Home Depot, Inc.
4.90%, 04/15/2029	45,000	46,168
Kohl's Corp.
5.13%, 05/01/2031	123,000	88,298
LBM Acquisition LLC
6.25%, 01/15/2029*	55,000	47,712
Lowe's Cos., Inc.
3.70%, 04/15/2046	38,000	28,269
McDonald's Corp.
3.63%, 09/01/2049	71,000	51,499
4.80%, 08/14/2028	144,000	146,699
Security Description	Shares or Principal Amount	Value

Retail (continued)
Murphy Oil USA, Inc.
3.75%, 02/15/2031*	$ 40,000	$ 36,899
4.75%, 09/15/2029	9,000	8,843
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	86,000	84,845
5.75%, 11/20/2026	46,000	46,815
Park River Holdings, Inc.
6.75%, 08/01/2029*	63,000	51,379
QXO Building Products, Inc.
6.75%, 04/30/2032*	31,000	31,936
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	46,000	48,545
Saks Global Enterprises LLC
11.00%, 12/15/2029*	62,000	23,250
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*	33,000	32,431
		1,984,957
Semiconductors — 1.0%
Applied Materials, Inc.
4.80%, 06/15/2029	33,000	33,746
Broadcom, Inc.
2.45%, 02/15/2031*	149,000	133,235
3.19%, 11/15/2036*	124,000	102,795
4.15%, 02/15/2028	625,000	623,181
5.05%, 07/12/2029	355,000	363,527
Entegris, Inc.
5.95%, 06/15/2030*	35,000	35,556
Foundry JV Holdco LLC
5.90%, 01/25/2033*	470,000	487,240
6.15%, 01/25/2032*	200,000	210,449
Intel Corp.
3.10%, 02/15/2060	280,000	156,552
3.25%, 11/15/2049	222,000	140,604
3.73%, 12/08/2047	952,000	671,618
4.15%, 08/05/2032	39,000	36,974
4.75%, 03/25/2050	100,000	81,582
5.60%, 02/21/2054	41,000	37,614
5.70%, 02/10/2053	37,000	34,434
5.90%, 02/10/2063	265,000	248,847
Marvell Technology, Inc.
2.95%, 04/15/2031	560,000	509,991
Micron Technology, Inc.
5.65%, 11/01/2032	965,000	1,003,099
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	315,000	308,200
Qorvo, Inc.
3.38%, 04/01/2031*	955,000	861,182
QUALCOMM, Inc.
4.75%, 05/20/2032	634,000	641,397
Texas Instruments, Inc.
4.60%, 02/15/2028	53,000	53,855
		6,775,678
Software — 0.6%
Adobe, Inc.
4.75%, 01/17/2028	78,000	79,382
4.85%, 04/04/2027	31,000	31,447
Capstone Borrower, Inc.
8.00%, 06/15/2030*	49,000	51,124
8.00%, 06/15/2030*	6,000	6,244

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
Cloud Software Group, Inc.
6.50%, 03/31/2029*	$ 53,000	$ 53,494
8.25%, 06/30/2032*	15,000	15,963
Fiserv, Inc.
4.40%, 07/01/2049	86,000	70,407
5.15%, 08/12/2034	48,000	48,176
MSCI, Inc.
3.63%, 11/01/2031*	352,000	324,319
Open Text Corp.
3.88%, 02/15/2028*	2,000	1,940
3.88%, 12/01/2029*	31,000	29,200
6.90%, 12/01/2027*	825,000	854,128
Oracle Corp.
2.30%, 03/25/2028	157,000	149,011
2.88%, 03/25/2031	180,000	164,164
2.95%, 04/01/2030	560,000	522,955
3.60%, 04/01/2040	763,000	610,688
3.80%, 11/15/2037	143,000	122,413
3.85%, 04/01/2060	105,000	72,358
4.00%, 11/15/2047	86,000	65,824
4.30%, 07/08/2034	45,000	42,739
5.25%, 02/03/2032	120,000	123,094
5.50%, 09/27/2064	220,000	200,367
5.55%, 02/06/2053	20,000	18,807
Rackspace Finance LLC
3.50%, 05/15/2028*	80,460	32,344
SS&C Technologies, Inc.
5.50%, 09/30/2027*	900,000	900,789
		4,591,377
Telecommunications — 0.6%
Altice Financing SA
5.00%, 01/15/2028*	200,000	150,459
AT&T, Inc.
3.85%, 06/01/2060	31,000	21,676
4.50%, 05/15/2035	247,000	235,364
4.90%, 08/15/2037	178,000	170,600
5.40%, 02/15/2034	11,000	11,314
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/2055	37,000	37,926
7.00%, 09/15/2055	30,000	30,429
Cisco Systems, Inc.
5.10%, 02/24/2035	104,000	106,455
Corning, Inc.
3.90%, 11/15/2049	41,000	31,027
5.45%, 11/15/2079	38,000	34,887
Iliad Holding SASU
7.00%, 04/15/2032*	200,000	204,916
Motorola Solutions, Inc.
5.55%, 08/15/2035	69,000	70,352
Rogers Communications, Inc.
7.00%, 04/15/2055	9,000	9,201
7.13%, 04/15/2055	43,000	43,585
Sable International Finance, Ltd.
7.13%, 10/15/2032*	200,000	200,531
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	51,000	29,822
T-Mobile USA, Inc.
2.05%, 02/15/2028	605,000	571,836
2.55%, 02/15/2031	155,000	138,760
3.00%, 02/15/2041	247,000	180,744
3.60%, 11/15/2060	64,000	42,675
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
3.88%, 04/15/2030	$ 130,000	$ 126,258
4.70%, 01/15/2035	520,000	503,805
5.13%, 05/15/2032	200,000	203,959
5.75%, 01/15/2034	97,000	101,588
Verizon Communications, Inc.
2.85%, 09/03/2041	164,000	116,176
3.00%, 11/20/2060	95,000	55,995
3.40%, 03/22/2041	64,000	49,365
3.88%, 03/01/2052	10,000	7,438
4.50%, 08/10/2033	86,000	83,596
5.25%, 04/02/2035	82,000	82,683
Viasat, Inc.
5.63%, 04/15/2027*	58,000	57,773
7.50%, 05/30/2031*	76,000	65,814
Vmed O2 UK Financing I PLC
7.75%, 04/15/2032*	202,000	209,908
Vodafone Group PLC
4.25%, 09/17/2050	24,000	18,706
5.13%, 06/04/2081	29,000	21,940
5.75%, 02/10/2063	45,000	42,191
5.88%, 06/28/2064	159,000	152,864
Zayo Group Holdings, Inc.
6.13%, 03/01/2028*	65,000	56,093
		4,278,711
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	72,000	59,497
4.45%, 03/15/2043	66,000	58,175
Canadian Pacific Railway Co.
5.20%, 03/30/2035	23,000	23,320
6.13%, 09/15/2115	50,000	50,932
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	154,153	133,097
Ryder System, Inc.
5.50%, 06/01/2029	55,000	56,903
Star Leasing Co. LLC
7.63%, 02/15/2030*	56,000	55,531
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*	56,000	59,363
		496,818
Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 09/15/2026	72,000	70,930
4.00%, 06/30/2030	24,000	23,350
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.00%, 07/15/2025*	330,000	329,924
5.25%, 02/01/2030*	73,000	74,700
5.35%, 03/30/2029*	32,000	32,814
6.05%, 08/01/2028*	72,000	75,013
6.20%, 06/15/2030*	53,000	56,513
		663,244
Total Corporate Bonds & Notes (cost $211,057,118)		209,363,993
ASSET BACKED SECURITIES — 3.4%
Auto Loan Receivables — 0.5%
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class B 5.58%, 12/20/2030*	130,000	133,123

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Bridgecrest Lending Auto Securitization Trust
Series 2025-2, Class B 4.81%, 08/15/2029	$ 1,030,000	$ 1,033,864
Carmax Auto Owner Trust
Series 2025-1, Class A3 4.84%, 01/15/2030	267,000	270,579
Exeter Automobile Receivables Trust
Series 2023-3A, Class B 6.11%, 09/15/2027	20,513	20,532
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	175,000	173,950
GLS Auto Receivables Issuer Trust
Series 2024-4A, Class B 4.89%, 04/16/2029*	275,000	276,022
Series 2025-1A, Class B 4.98%, 07/16/2029*	435,000	438,002
Honda Auto Receivables Owner Trust
Series 2023-2, Class A4 4.91%, 09/17/2029	64,000	64,530
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	85,349	85,390
Securitized Term Auto Receivables Trust
Series 2025-A, Class B 5.04%, 07/25/2031*	96,514	97,211
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	215,000	220,012
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	140,000	140,824
Series 2024-A, Class A4 4.77%, 04/16/2029	40,000	40,557
Volkswagen Auto Loan Enhanced Trust
Series 2025-1, Class A4 4.61%, 07/21/2031	250,000	253,310
		3,247,906
Credit Card Receivables — 0.0%
BA Credit Card Trust
Series 2023-A2, Class A2 4.98%, 11/15/2028	150,000	151,587
Chase Issuance Trust
Series 2024-A2, Class A 4.63%, 01/15/2031	200,000	203,572
		355,159
Other Asset Backed Securities — 2.9%
AASET Trust
Series 2020-1A, Class A 3.35%, 01/16/2040*	50,772	49,307
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	485,000	489,590
Benefit Street Partners CLO X, Ltd. FRS
Series 2016-10A, Class A1RR 5.74%, (TSFR3M+1.47%), 04/20/2034*	680,000	680,903
Benefit Street Partners CLO XXXI, Ltd. FRS
Series 2023-31A, Class BR 6.03%, (TSFR3M+1.75%), 04/25/2038*	515,000	516,503
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Blue Owl Asset Leasing Trust LLC
Series 2024-1A, Class B 5.41%, 03/15/2030*	$ 100,000	$ 101,000
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	94,245	90,675
Series 2020-1, Class A1 1.69%, 07/15/2060*	196,944	194,836
Series 2021-1A, Class B1 1.98%, 03/15/2061*	108,381	101,800
Series 2020-1, Class A2 1.99%, 07/15/2060*	222,413	205,580
Series 2022-1A, Class A1 5.97%, 08/15/2062*	126,050	126,370
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 5.73%, (TSFR3M+1.45%), 01/25/2035*	720,000	720,865
DB Master Finance LLC
Series 2021-1A, Class A23 2.79%, 11/20/2051*	1,346,175	1,173,801
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	486,250	453,690
Series 2019-1A, Class A2 3.67%, 10/25/2049*	326,400	310,956
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	720,100	717,816
Elmwood CLO, Ltd. FRS
Series 2023-2A, Class BR 6.08%, (TSFR3M+1.75%), 04/16/2036*	450,000	450,903
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	1,025,497	1,020,506
Golub Capital Partners CLO, Ltd. FRS
Series 2023-68A, Class B 7.08%, (TSFR3M+2.80%), 07/25/2036*	400,000	400,978
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	305,819	270,811
Series 2023-A, Class A 5.51%, 10/15/2071*	383,407	391,808
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	485,000	456,622
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	43,970	43,528
PEAC Solutions Receivables LLC
Series 2025-1A, Class A3 5.04%, 07/20/2032*	415,000	421,131
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.90%, 05/15/2031*	115,000	115,634
Series 2025-1A, Class B 5.04%, 05/15/2031*	100,000	101,275
PRET LLC
Series 2021-RN2, Class A1 4.74%, 07/25/2051*(4)	221,093	219,847
Series 2025-NPL6, Class A1 5.74%, 06/25/2055*(4)	905,000	905,062
Series 2024-NPL5, Class A1 5.96%, 09/25/2054*(4)	93,976	94,078

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2025-NPL3, Class A1 6.71%, 04/25/2055*(4)	$ 536,140	$ 540,795
Progress Residential Trust
Series 2024-SFR2, Class A 3.30%, 04/17/2041*	297,888	284,454
Series 2023-SFR1, Class A 4.30%, 03/17/2040*	399,115	396,311
Series 2022-SFR5, Class A 4.45%, 06/17/2039*	181,526	181,332
Series 2022-SFR7, Class A 4.75%, 10/27/2039*	304,629	305,941
QTS Issuer ABS I LLC
Series 2025-1A, Class A2 5.44%, 05/25/2055*	1,465,000	1,484,595
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	675,000	669,317
RR 23, Ltd. FRS
Series 2022-23A, Class A2R2 5.97%, (TSFR3M+1.65%), 07/15/2037*	990,000	990,000
Series 2022-23A, Class A2R 6.91%, (TSFR3M+2.65%), 10/15/2035*	990,000	990,000
Sapphire Aviation Finance II, Ltd.
Series 2020-1A, Class A 3.23%, 03/15/2040*	127,220	121,503
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	385,000	388,164
Series 2024-1A, Class A2 5.90%, 03/25/2049*	205,000	208,396
Stream Innovations Issuer Trust
Series 2025-1A, Class A 5.05%, 09/15/2045*	300,000	302,156
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	290,000	285,906
Texas Debt Capital CLO, Ltd. FRS
Series 2023-1A, Class BR 5.97%, (TSFR3M+1.65%), 07/20/2038*	565,000	565,000
Tricon Residential Trust
Series 2024-SFR1, Class A 4.65%, 04/17/2041*	165,000	164,824
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	134,739	135,086
Series 2023-SFR1, Class A 5.10%, 07/17/2040*	264,356	266,461
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	416,154	405,977
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	280,725	266,052
Series 2024-1A, Class A2 5.86%, 12/05/2054*	170,000	173,166
Zayo Issuer LLC
Series 2025-1A, Class A2 5.65%, 03/20/2055*	440,000	449,182
		20,400,493
Total Asset Backed Securities (cost $23,647,023)		24,003,558
Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.3%
Commercial and Residential — 6.0%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	$ 1,440,000	$ 1,377,014
280 Park Avenue Mtg. Trust FRS
Series 2017-280P, Class E 6.73%, (TSFR1M+2.42%), 09/15/2034*	339,000	326,288
ALA Trust FRS
Series 2025-OANA, Class A 6.04%, (TSFR1M+1.74%), 06/15/2040*	235,000	236,249
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(1)	107,600	102,311
Series 2021-2, Class A1 0.99%, 04/25/2066*(1)	200,816	171,767
Series 2021-3, Class A1 1.07%, 05/25/2066*(1)	388,298	330,619
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	336,628	299,111
Series 2019-5, Class A1 2.59%, 10/25/2049*(1)	29,940	29,507
Angel Oak Mtg. Trust
Series 2022-3, Class A1 4.00%, 01/25/2067*	807,503	776,027
BANK
Series 2017-BNK8, Class A4 3.49%, 11/15/2050	470,000	454,051
BANK VRS
Series 2018-BN14, Class XA 0.65%, 09/15/2060(1)(5)	8,201,635	100,714
Series 2019-BN24, Class XA 0.75%, 11/15/2062(1)(5)	2,208,701	55,354
Series 2019-BN23, Class XA 0.80%, 12/15/2052(1)(5)	6,691,815	169,707
Series 2017-BNK8, Class XA 0.84%, 11/15/2050(1)(5)	6,909,019	93,816
Series 2019-BN20, Class XA 0.92%, 09/15/2062(1)(5)	4,043,955	118,250
Series 2019-BN18, Class XA 1.03%, 05/15/2062(1)(5)	2,825,017	79,517
Series 2023-BNK45, Class XA 1.21%, 02/15/2056(1)(5)	1,201,929	66,489
Series 2020-BN28, Class XA 1.87%, 03/15/2063(1)(5)	4,655,338	339,437
BBCMS Mtg. Trust VRS
Series 2025-C32, Class XA 1.36%, 02/15/2062(1)(5)	1,264,285	107,981
Series 2024-C24, Class XA 1.86%, 02/15/2057(1)(5)	1,605,170	158,151
Benchmark Mtg. Trust
Series 2019-B11, Class A2 3.41%, 05/15/2052	7,970	7,890
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.62%, 07/15/2051(1)(5)	3,811,038	40,427
Series 2018-B1, Class XA 0.67%, 01/15/2051(1)(5)	1,664,609	18,012
Series 2018-B8, Class XA 0.78%, 01/15/2052(1)(5)	8,219,953	139,633
Series 2019-B12, Class XA 1.20%, 08/15/2052(1)(5)	1,825,829	51,280
Series 2019-B10, Class XA 1.38%, 03/15/2062(1)(5)	4,746,245	181,155

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2020-B22, Class XA 1.62%, 01/15/2054(1)(5)	$ 2,144,217	$ 140,914
Series 2020-B18, Class XA 1.92%, 07/15/2053(1)(5)	1,145,397	56,702
BOCA Commercial Mtg. Trust FRS
Series 2024-BOCA, Class B 6.65%, (TSFR1M+2.34%), 08/15/2041*	320,000	321,000
BPR Trust FRS
Series 2022-STAR, Class A 7.54%, (TSFR1M+3.23%), 08/15/2039*	510,000	510,087
BPR Trust VRS
Series 2024-PMDW, Class B 5.85%, 11/05/2041*(1)	160,000	162,411
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(1)	105,073	98,211
Series 2021-NQM2, Class A1 0.97%, 03/25/2060*(1)	68,277	66,188
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(4)	167,568	163,556
BWAY Trust VRS
Series 2025-1535, Class B 7.71%, 05/05/2042*(1)	445,000	461,740
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 5.36%, (TSFR1M+1.05%), 04/15/2034*	94,196	93,489
BX Trust FRS
Series 2024-PAT, Class B 7.35%, (TSFR1M+3.04%), 03/15/2041*	67,000	67,000
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(1)	1,300,000	1,255,086
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(1)	76,511	70,965
Citigroup Commercial Mtg. Trust
Series 2015-P1, Class A5 3.72%, 09/15/2048	439,736	438,941
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2018-RP3, Class A1 3.25%, 03/25/2061*(1)	197,940	193,411
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(1)	318,264	273,755
Series 2021-3, Class A1 0.96%, 09/27/2066*(1)	567,809	473,384
Series 2022-5, Class A1 4.55%, 04/25/2067*(1)	703,632	705,069
Commercial Mtg. Trust
Series 2022-HC, Class A 2.82%, 01/10/2039*	186,000	176,842
Series 2013-300P, Class A1 4.35%, 08/10/2030*	685,000	684,104
Commercial Mtg. Trust VRS
Series 2022-HC, Class D 4.08%, 01/10/2039*(1)	190,000	175,262
Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 6.11%, (SOFR30A+1.80%), 01/25/2044*	110,000	111,156
Series 2024-R02, Class 1M2 6.11%, (SOFR30A+1.80%), 02/25/2044*	146,000	147,229
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2021-R01, Class 1B1 7.41%, (SOFR30A+3.10%), 10/25/2041*	$ 782,000	$ 800,951
Series 2022-R01, Class 1B1 7.46%, (SOFR30A+3.15%), 12/25/2041*	311,000	319,260
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	4,025	3,953
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.42%, 06/15/2057(1)(5)	845,606	4
Series 2016-C6, Class XA 2.01%, 01/15/2049(1)(5)	1,617,922	7,645
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(1)	304,824	257,924
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(1)	407,920	365,385
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(1)	368,629	330,676
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(1)	647,356	588,755
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(1)	266,020	242,724
Series 2016-NXSR, Class A4 3.79%, 12/15/2049(1)	1,536,000	1,514,040
Series 2021-RPL4, Class A1 4.12%, 12/27/2060*(1)	221,775	220,881
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	1,625,000	1,592,062
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.82%, 09/15/2053(1)(5)	870,680	37,223
DC Trust VRS
Series 2024-HLTN, Class A 5.93%, 04/13/2040*(1)	150,000	151,607
Series 2024-HLTN, Class C 7.29%, 04/13/2040*(1)	75,000	74,943
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(1)	129,241	114,160
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(1)	145,232	121,263
Series 2022-1, Class A1 2.21%, 01/25/2067*(1)	982,764	851,720
GCAT Trust VRS
Series 2021-NQM1, Class A1 0.87%, 01/25/2066*(1)	327,014	291,893
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(1)	288,443	246,512
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	1,235,816	1,066,125
GS Mtg. Securities Corp. II VRS
Series 2024-70P, Class B 5.89%, 03/10/2041*(1)	485,000	485,710
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,255,000	1,220,344
Series 2015-GS1, Class A3 3.73%, 11/10/2048	1,307,000	1,298,731

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.73%, 02/13/2053(1)(5)	$ 4,694,116	$ 106,140
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	1,110,000	1,080,346
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	305,000	272,978
Series 2017-JP5, Class A5 3.72%, 03/15/2050	1,355,000	1,333,676
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 5.75%, 04/25/2061*(4)	201,016	200,970
Series 2021-GS3, Class A1 5.75%, 07/25/2061*(4)	288,040	287,124
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	94,100	90,052
MFA Trust VRS
Series 2020-NQM3, Class A1 1.01%, 01/26/2065*(1)	26,161	24,598
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(1)	195,146	171,845
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	121,503	113,694
Mill City Mtg. Loan Trust VRS
Series 2019-GS1, Class A1 2.75%, 07/25/2059*(1)	333,728	324,925
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.45%, 06/15/2050(1)(5)	1,374,649	21,950
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 5.93%, (TSFR1M+1.61%), 06/25/2057*	215,461	218,372
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(1)	90,683	86,339
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(1)	52,096	49,694
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(1)	213,831	203,037
Series 2016-2A, Class A1 3.75%, 11/26/2035*(1)	243,090	235,305
Series 2016-4A, Class A1 3.75%, 11/25/2056*(1)	240,027	229,998
Series 2017-4A, Class A1 4.00%, 05/25/2057*(1)	264,177	253,617
Series 2018-5A, Class A1 4.75%, 12/25/2057*(1)	176,948	176,357
NJ VRS
Series 2025-WBRK, Class A 5.87%, 03/05/2035*(1)	225,000	232,411
Series 2025-WBRK, Class B 6.28%, 03/05/2035*(1)	550,000	562,171
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(1)	587,508	514,069
NYC Commercial Mtg. Trust FRS
Series 2025-3BP, Class B 6.00%, (TSFR1M+1.69%), 02/15/2042*	590,000	584,838
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
OBX Trust
Series 2022-NQM6, Class A1 4.70%, 07/25/2062*(4)	$ 223,705	$ 223,909
OBX Trust VRS
Series 2021-NQM3, Class A1 1.05%, 07/25/2061*(1)	845,445	691,719
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(1)	396,441	340,497
Series 2021-NQM2, Class A1 1.10%, 05/25/2061*(1)	477,481	393,978
Series 2021-NQM4, Class A1 1.96%, 10/25/2061*(1)	175,958	149,174
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	670,000	609,969
PRPM LLC
Series 2025-RPL4, Class A1 3.00%, 05/25/2055*(4)	1,138,971	1,064,741
Series 2024-6, Class A1 5.70%, 11/25/2029*(4)	103,894	104,137
Series 2021-4, Class A1 5.87%, 04/25/2026*(4)	348,695	349,024
Series 2025-3, Class A1 6.26%, 05/25/2030*(4)	104,219	104,800
RCO VIII Mtg. LLC
Series 2025-3, Class A1 6.43%, 05/25/2030*(4)	93,705	92,865
RFR Trust VRS
Series 2025-SGRM, Class A 5.56%, 03/11/2041*(1)	627,130	639,040
Series 2025-SGRM, Class B 5.86%, 03/11/2041*(1)	510,000	518,426
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	975,000	910,018
SG Residential Mtg. Trust VRS
Series 2022-1, Class A1 3.17%, 03/27/2062*(1)	391,684	362,207
Shellpoint Co.-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(1)	20,231	18,547
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(1)	234,078	219,005
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(1)	81,348	76,177
Series 2021-6, Class A1 1.92%, 11/25/2066*(1)	556,740	492,991
TEXAS Commercial Mtg. Trust FRS
Series 2025-TWR, Class B 5.90%, (TSFR1M+1.59%), 04/15/2042*	105,000	104,738
Towd Point Mtg. Trust
Series 2023-1, Class A1 3.75%, 01/25/2063*	375,286	362,590
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	1,015,657	884,317
Verus Securitization Trust
Series 2021-7, Class A1 1.83%, 10/25/2066*(4)	812,843	730,283
Series 2022-3, Class A1 4.13%, 02/25/2067*(4)	316,158	302,316

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(1)	$ 170,213	$ 157,391
Series 2021-4, Class A1 0.94%, 07/25/2066*(1)	259,712	215,494
Series 2021-2, Class A1 1.03%, 02/25/2066*(1)	141,352	125,443
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	370,671	338,476
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.98%, 09/15/2057(1)(5)	4,239,099	89
Series 2015-NXS1, Class D 4.04%, 05/15/2048(1)	75,000	72,549
		42,911,166
U.S. Government Agency — 1.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K064, Class X1 0.72%, 03/25/2027(1)(5)	4,522,310	37,725
Series K124, Class X1 0.81%, 12/25/2030(1)(5)	3,460,634	112,149
Series K122, Class X1 0.96%, 11/25/2030(1)(5)	873,024	33,067
Series K121, Class X1 1.11%, 10/25/2030(1)(5)	1,590,308	67,509
Series K114, Class X1 1.21%, 06/25/2030(1)(5)	2,870,127	132,061
Series K104, Class X1 1.23%, 01/25/2030(1)(5)	2,387,051	99,601
Series K111, Class X1 1.68%, 05/25/2030(1)(5)	1,107,019	69,218
Federal Home Loan Mtg. Corp. REMIC
Series 5055, Class DG 1.50%, 12/25/2050	641,482	513,616
Series 4961, Class JB 2.50%, 12/15/2042	274,266	252,340
Series 3883, Class PB 3.00%, 05/15/2041	80,313	77,257
Series 4740, Class BA 3.00%, 09/15/2045	21,525	21,137
Federal Home Loan Mtg. Corp. Seasoned Credit Risk TransferTrust
Series 2020-1, Class MA 2.50%, 08/25/2059	235,136	214,262
Series 2019-3, Class MV 3.50%, 10/25/2058	192,571	180,120
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA5, Class M2 5.96%, (SOFR30A+1.65%), 01/25/2034*	43,811	44,005
Series 2022-DNA3, Class M1B 7.21%, (SOFR30A+2.90%), 04/25/2042*	780,000	803,400
Series 2021-HQA3, Class B1 7.66%, (SOFR30A+3.35%), 09/25/2041*	845,000	863,787
Series 2022-DNA4, Class M1B 7.66%, (SOFR30A+3.35%), 05/25/2042*	440,000	457,215
Series 2021-DNA6, Class B1 7.71%, (SOFR30A+3.40%), 10/25/2041*	345,000	354,296
Series 2023-HQA1, Class M1B 7.81%, (SOFR30A+3.50%), 05/25/2043*	840,000	887,210
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2022-HQA3, Class M1B 7.86%, (SOFR30A+3.55%), 08/25/2042*	$ 135,000	$ 141,244
Series 2021-DNA7, Class B1 7.96%, (SOFR30A+3.65%), 11/25/2041*	328,000	338,740
Series 2022-HQA2, Class M1B 8.31%, (SOFR30A+4.00%), 07/25/2042*	335,000	353,529
Series 2022-DNA5, Class M1B 8.81%, (SOFR30A+4.50%), 06/25/2042*	535,000	568,627
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	779	777
Series 2012-21, Class PQ 2.00%, 09/25/2041	44,684	42,255
Series 2012-18, Class GA 2.00%, 12/25/2041	82,587	77,528
Series 2015-48, Class QB 3.00%, 02/25/2043	70,254	68,798
Series 2017-16, Class PB 3.00%, 03/25/2047	515,000	445,318
Series 2018-27, Class EA 3.00%, 05/25/2048	228,333	204,224
Series 2018-35, Class CD 3.00%, 05/25/2048	145,083	127,638
Series 2019-45, Class PT 3.00%, 08/25/2049	185,888	169,070
Series 2012-52, Class PA 3.50%, 05/25/2042	69,082	66,729
Series 2018-23, Class LA 3.50%, 04/25/2048	197,545	188,174
Series 2022-90, Class AY 4.50%, 12/25/2041	1,215,000	1,174,555
		9,187,181
Total Collateralized Mortgage Obligations (cost $55,263,767)		52,098,347
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 75.2%
U.S. Government — 43.7%
United States Treasury Bonds
1.13%, 05/15/2040	2,018,000	1,254,629
1.25%, 05/15/2050	8,004,000	3,844,421
1.38%, 11/15/2040(6)	4,996,000	3,182,803
1.38%, 08/15/2050	2,349,000	1,158,167
1.75%, 08/15/2041	1,543,000	1,024,407
1.88%, 02/15/2041 to 11/15/2051	2,054,000	1,322,372
2.00%, 08/15/2051	1,700,000	980,090
2.25%, 05/15/2041 to 08/15/2046	4,021,000	2,666,592
2.38%, 02/15/2042 to 05/15/2051	13,142,000	8,517,384
2.50%, 02/15/2046 to 05/15/2046	6,532,000	4,523,515
2.75%, 11/15/2042 to 08/15/2047	981,000	719,439
2.88%, 05/15/2043 to 05/15/2049	4,079,000	3,013,431
3.00%, 05/15/2042 to 02/15/2049	7,609,000	5,754,214
3.00%, 08/15/2052(6)(7)	11,421,000	8,244,088
3.13%, 02/15/2043 to 05/15/2048	2,826,000	2,220,782
3.38%, 05/15/2044 to 11/15/2048	3,512,000	2,863,979
3.63%, 08/15/2043 to 02/15/2044	1,311,000	1,124,083
3.63%, 05/15/2053(7)	4,849,000	3,954,966
4.13%, 08/15/2044 to 08/15/2053	2,793,000	2,532,366
4.25%, 02/15/2054 to 08/15/2054	6,056,000	5,526,213
4.38%, 11/15/2039 to 05/15/2040	2,035,000	1,992,102
4.50%, 02/15/2036 to 11/15/2054	3,263,000	3,267,027
4.63%, 05/15/2044 to 02/15/2055	2,083,000	2,029,296
4.75%, 02/15/2037 to 11/15/2053	4,852,000	4,939,135
5.25%, 11/15/2028 to 02/15/2029	5,086,000	5,341,679

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
5.38%, 02/15/2031	$ 1,289,000	$ 1,386,481
6.38%, 08/15/2027	394,000	415,408
United States Treasury Bonds TIPS
0.25%, 02/15/2050(8)	2,489,042	1,444,716
0.63%, 02/15/2043(8)	1,067,297	792,992
0.75%, 02/15/2042 to 02/15/2045(8)	6,535,395	4,993,281
1.00%, 02/15/2046(8)	615,952	466,546
1.38%, 02/15/2044(8)	1,844,255	1,548,008
United States Treasury Notes
0.25%, 09/30/2025	171,000	169,292
0.38%, 07/31/2027 to 09/30/2027	13,648,000	12,696,100
0.50%, 02/28/2026 to 10/31/2027	11,318,000	10,637,183
0.63%, 07/31/2026 to 08/15/2030	15,252,000	13,741,710
0.75%, 05/31/2026 to 01/31/2028	10,426,000	9,934,996
0.88%, 06/30/2026 to 11/15/2030	3,504,000	3,061,984
1.13%, 02/29/2028 to 02/15/2031	5,313,000	4,763,381
1.25%, 12/31/2026 to 08/15/2031	11,357,000	10,456,281
1.38%, 11/15/2031	2,820,000	2,412,752
1.50%, 02/15/2030	110,000	99,541
1.63%, 02/15/2026 to 05/15/2031	12,963,000	11,792,224
1.75%, 11/15/2029	5,825,000	5,364,006
1.88%, 07/31/2026	1,087,000	1,062,882
2.00%, 11/15/2026	4,449,000	4,337,949
2.25%, 11/15/2025 to 11/15/2027	9,518,000	9,260,151
2.38%, 05/15/2027 to 05/15/2029	4,144,000	3,969,487
2.63%, 02/15/2029 to 07/31/2029	15,966,000	15,324,222
2.75%, 07/31/2027 to 08/15/2032	6,698,000	6,334,022
2.88%, 05/15/2028 to 05/15/2032	8,301,000	7,887,383
3.63%, 05/31/2028	3,565,000	3,557,480
3.75%, 04/30/2027 to 04/15/2028	200,000	200,109
3.88%, 04/30/2030 to 08/15/2034	8,686,000	8,607,341
4.00%, 01/15/2027 to 04/30/2032	10,388,000	10,429,088
4.00%, 02/15/2034(7)	4,915,000	4,863,738
4.13%, 11/30/2031 to 11/15/2032	19,376,000	19,559,359
4.25%, 06/30/2029 to 05/15/2035	7,209,000	7,339,218
4.25%, 11/15/2034(7)	3,510,000	3,521,517
4.38%, 08/31/2028 to 05/15/2034	9,664,000	9,824,481
4.50%, 04/15/2027 to 11/15/2033	9,258,000	9,446,788
4.63%, 04/30/2029 to 02/15/2035	2,193,000	2,265,607
United States Treasury Notes TIPS
1.75%, 01/15/2034(8)	4,549,660	4,509,829
		310,474,713
U.S. Government Agency — 31.5%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	848,718	754,192
2.00%, 02/01/2036 to 08/01/2052	6,189,246	5,039,434
2.50%, 01/01/2028 to 09/01/2051	843,754	746,088
3.00%, 08/01/2027 to 06/01/2052	2,418,388	2,138,172
3.50%, 11/01/2041 to 02/01/2052	1,283,587	1,181,014
4.00%, 09/01/2040 to 01/01/2050	798,205	757,683
4.50%, 05/01/2048 to 06/01/2052	672,757	646,038
5.00%, 09/01/2031 to 01/01/2053	847,622	837,436
5.50%, 01/01/2036 to 05/01/2055	10,227,618	10,243,180
6.00%, 03/01/2040 to 03/01/2055	1,795,989	1,827,006
6.25%, 07/15/2032	206,000	233,564
6.75%, 03/15/2031	100,000	114,416
Federal Home Loan Mtg. Corp. FRS
6.30%, (RFUCCT6M+1.49%), 02/01/2037	3,781	3,831
Federal National Mtg. Assoc.
1.50%, 12/01/2050	1,325,977	997,892
1.88%, 09/24/2026	837,000	815,733
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
2.00%, 11/01/2035 to 05/01/2052	$22,912,028	$ 18,326,715
2.50%, 04/01/2028 to 04/01/2052	9,304,917	7,909,861
3.00%, 10/01/2027 to 03/01/2050	2,452,234	2,240,339
3.50%, 08/01/2026 to 02/01/2052	3,439,544	3,164,564
4.00%, 10/01/2040 to 03/01/2049	1,763,792	1,679,078
4.50%, 06/01/2048 to 10/01/2052	1,901,480	1,827,925
5.00%, 05/01/2040 to 11/01/2054	1,491,076	1,467,185
5.50%, 08/01/2037 to 01/01/2054	8,985,326	9,009,611
6.00%, 11/01/2038 to 11/01/2053	1,278,394	1,301,923
6.50%, 10/01/2037 to 07/01/2054	1,846,466	1,907,683
6.63%, 11/15/2030	871,000	985,468
7.25%, 05/15/2030	2,260,000	2,602,795
Federal National Mtg. Assoc. FRS
6.74%, (RFUCCT1Y+1.57%), 05/01/2037	5,817	6,003
6.75%, (H15T1Y+2.27%), 11/01/2036	14,916	15,441
6.87%, (RFUCCT1Y+1.83%), 10/01/2040	25,617	26,476
7.33%, (RFUCCT1Y+1.83%), 10/01/2040	6,021	6,230
Government National Mtg. Assoc.
2.00%, 11/20/2050	1,188,906	968,698
2.00%, July 30 TBA	4,500,000	3,663,900
2.50%, 07/20/2051	886,432	753,488
3.00%, 02/20/2045 to 03/20/2052	932,848	832,937
3.00%, July 30 TBA	20,300,000	17,952,494
3.50%, 03/20/2045 to 07/20/2045	108,212	100,732
3.50%, July 30 TBA	14,300,000	12,999,179
4.00%, 03/15/2039 to 05/20/2048	498,340	474,034
4.50%, 09/15/2033 to 04/20/2047	231,992	226,985
4.50%, July 30 TBA	6,800,000	6,507,994
5.00%, 06/15/2033 to 08/15/2038	158,533	160,064
5.50%, 02/15/2032 to 05/20/2053	1,111,152	1,119,242
6.00%, 04/15/2028 to 12/15/2036	332,795	344,143
6.50%, 09/15/2031 to 12/15/2031	3,590	3,644
Tennessee Valley Authority
4.25%, 09/15/2065	577,000	465,099
Uniform Mtg. Backed Securities
2.00%, July 30 TBA	9,200,000	7,280,766
2.50%, July 30 TBA	16,000,000	13,263,530
3.00%, July 30 TBA	16,000,000	13,842,249
3.50%, July 30 TBA	12,300,000	11,072,526
4.00%, July 30 TBA	10,300,000	9,576,186
4.50%, July 30 TBA	1,300,000	1,243,348
6.00%, July 30 TBA	41,295,000	41,960,793
		223,625,007
Total U.S. Government & Agency Obligations (cost $561,095,647)		534,099,720
FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
Banks — 0.0%
Bank Gospodarstwa Krajowego
5.38%, 05/22/2033*	200,000	201,614
Regional(State/Province) — 0.0%
Province of British Columbia Canada
4.20%, 07/06/2033	128,000	125,592
Sovereign — 1.9%
Dominican Republic
5.95%, 01/25/2027	200,000	201,630
Emirate of Abu Dhabi
1.63%, 06/02/2028	200,000	186,318
3.00%, 09/15/2051	200,000	130,735
Government of Bermuda
2.38%, 08/20/2030*	200,000	177,460
5.00%, 07/15/2032*	200,000	197,100

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Bulgaria
1.38%, 09/23/2050	EUR	165,000	$ 115,531
4.88%, 05/13/2036	EUR	235,000	307,072
Government of Macedonia
3.68%, 06/03/2026*	EUR	290,000	341,834
Government of Romania
2.63%, 12/02/2040*	EUR	645,000	471,959
2.75%, 04/14/2041	EUR	1,240,000	910,307
5.75%, 03/24/2035*		$ 202,000	186,575
5.88%, 01/30/2029*		166,000	167,111
7.50%, 02/10/2037*		200,000	207,620
Kingdom of Saudi Arabia
3.25%, 10/22/2030		200,000	187,327
3.45%, 02/02/2061		200,000	123,679
5.00%, 01/18/2053		200,000	170,303
Oriental Republic of Uruguay
5.10%, 06/18/2050		30,000	27,667
Repubic of Serbia
6.50%, 09/26/2033		200,000	210,762
Republic of Azerbaijan
3.50%, 09/01/2032		400,000	358,134
Republic of Colombia
8.38%, 11/07/2054		455,000	431,818
Republic of Costa Rica
6.55%, 04/03/2034*		245,000	255,481
Republic of Hungary
1.63%, 04/28/2032	EUR	545,000	558,676
5.25%, 06/16/2029		200,000	201,685
5.38%, 09/26/2030*		290,000	292,606
5.50%, 03/26/2036*		200,000	192,823
6.00%, 09/26/2035*		565,000	567,832
Republic of Indonesia
1.10%, 03/12/2033	EUR	610,000	600,465
4.75%, 09/10/2034		200,000	196,525
5.10%, 02/10/2054		200,000	185,658
Republic of Ivory Coast
8.08%, 04/01/2036*		200,000	192,450
Republic of Kazakhstan
4.71%, 04/09/2035*		200,000	194,152
6.50%, 07/21/2045		200,000	213,265
Republic of Peru
2.84%, 06/20/2030		120,000	109,847
Republic of Philippines
1.75%, 04/28/2041	EUR	300,000	251,361
4.38%, 03/05/2030		200,000	200,137
Republic of Poland
5.75%, 11/16/2032		250,000	263,783
Republic of Serbia
6.00%, 06/12/2034		200,000	201,588
Republic of Trinidad & Tobago
6.40%, 06/26/2034		200,000	195,906
State of Israel
5.38%, 02/19/2030		390,000	397,441
State of Qatar
4.00%, 03/14/2029		200,000	198,364
4.40%, 04/16/2050		200,000	169,205
United Mexican States
4.75%, 03/08/2044		110,000	86,476
6.00%, 05/07/2036		200,000	197,380
6.40%, 05/07/2054		400,000	367,600
6.63%, 01/29/2038		460,000	466,900
Security Description	Shares or Principal Amount	Value

Sovereign (continued)
6.88%, 05/13/2037	$ 890,000	$ 927,647
7.38%, 05/13/2055	400,000	412,296
		13,208,491
Total Foreign Government Obligations (cost $14,046,101)		13,535,697
MUNICIPAL SECURITIES — 0.4%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039	335,000	310,632
6.32%, 11/01/2029	235,000	231,381
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	1,260,000	1,338,482
State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025	925,000	925,000
Total Municipal Securities (cost $2,898,909)		2,805,495
ESCROWS AND LITIGATION TRUSTS — 0.0%
Paragon Offshore Finance Co. †(9) (cost $587)	587	0
Total Long-Term Investment Securities (cost $868,009,152)		835,906,810
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(10) (cost $1,683,417)	1,683,417	1,683,417
REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(11)	900,000	900,000
Barclays Capital, Inc. Joint Repurchase Agreement(11)	950,000	950,000
BNP Paribas SA Joint Repurchase Agreement(11)	935,000	935,000
Deutsche Bank AG Joint Repurchase Agreement(11)	900,000	900,000
RBS Securities, Inc. Joint Repurchase Agreement(11)	900,000	900,000
Total Repurchase Agreements (cost $4,585,000)		4,585,000
TOTAL INVESTMENTS (cost $874,277,569)	118.6%	842,175,227
Other assets less liabilities	(18.6)	(132,216,862)
NET ASSETS	100.0%	$709,958,365
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Diversified Fixed Income Portfolio has no right to demand registration of these securities. At June 30, 2025, the aggregate value of these securities was $116,814,583 representing 16.5% of net assets.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

(2)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2025.
(5)	Interest Only
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Principal amount of security is adjusted for inflation.
(9)	Securities classified as Level 3 (see Note 1).
(10)	The rate shown is the 7-day yield as of June 30, 2025.
(11)	See Note 2 for details of Joint Repurchase Agreements.
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	830,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 8,947	$ 139,053	$ 148,000
Centrally Cleared	2,225,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	3,471	359,429	362,900
Centrally Cleared	1,380,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Jun 2053	(14,091)	173,911	159,820
Centrally Cleared	1,530,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	6,185	82,589	88,774
Centrally Cleared	5,995,000	USD	Fixed 4.160	12-Month SOFR	Annual	Annual	Mar 2045	(11,745)	(149,589)	(161,334)
								$(7,233)	$605,393	$598,160
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
97	Long	Australian 10 Year Bonds	September 2025	$ 7,258,218	$ 7,317,359	$ 59,141
143	Long	Canada 10 Year Bonds	September 2025	12,731,794	12,811,456	79,662
8	Short	Euro Buxl 30 Year Bonds	September 2025	1,141,576	1,118,959	22,617
8	Short	Euro-BUND	September 2025	1,232,021	1,226,482	5,539
49	Short	Euro-OAT	September 2025	7,202,263	7,147,993	54,270
46	Short	U.S. Treasury 5 Year Notes	September 2025	5,015,011	5,014,000	1,011
						$222,240
						Unrealized (Depreciation)
35	Short	Euro-BTP	September 2025	$ 4,980,932	$ 4,988,622	$ (7,690)
319	Short	U.S. Treasury 10 Year Notes	September 2025	35,241,922	35,767,875	(525,953)
31	Short	U.S. Treasury 2 Year Notes	September 2025	6,433,763	6,448,727	(14,964)
18	Short	U.S. Treasury Long Bonds	September 2025	2,004,328	2,078,437	(74,109)
184	Short	U.S. Treasury Ultra 10 Year Notes	September 2025	20,648,156	21,024,875	(376,719)
46	Short	U.S. Treasury Ultra Bonds	September 2025	5,226,391	5,479,750	(253,359)
						$(1,252,794)
		Net Unrealized Appreciation (Depreciation)				$(1,030,554)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	4,122,000	USD	4,739,435	09/17/2025	$ —	$(140,775)
Goldman Sachs International	BRL	658,000	USD	115,543	09/17/2025	—	(3,275)
	USD	115,368	BRL	658,000	09/17/2025	3,450	—
						3,450	(3,275)
Natwest Markets PLC	USD	335,579	EUR	288,000	09/17/2025	5,397	—
Unrealized Appreciation (Depreciation)						$8,847	$(144,050)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$209,363,993	$—	$209,363,993
Asset Backed Securities	—	24,003,558	—	24,003,558
Collateralized Mortgage Obligations	—	52,098,347	—	52,098,347
U.S. Government & Agency Obligations	—	534,099,720	—	534,099,720
Foreign Government Obligations	—	13,535,697	—	13,535,697
Municipal Securities	—	2,805,495	—	2,805,495
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	1,683,417	—	—	1,683,417
Repurchase Agreements	—	4,585,000	—	4,585,000
Total Investments at Value	$1,683,417	$840,491,810	$0	$842,175,227
Other Financial Instruments:†
Swaps	$—	$754,982	$—	$754,982
Futures Contracts	222,240	—	—	222,240
Forward Foreign Currency Contracts	—	8,847	—	8,847
Total Other Financial Instruments	$222,240	$763,829	$—	$986,069
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$149,589	$—	$149,589
Futures Contracts	1,252,794	—	—	1,252,794
Forward Foreign Currency Contracts	—	144,050	—	144,050
Total Other Financial Instruments	$1,252,794	$293,639	$—	$1,546,433
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Australia — 3.3%
ANZ Group Holdings, Ltd.	39,789	$ 763,693
APA Group	7,071	38,023
Aristocrat Leisure, Ltd.	2,916	125,089
ASX, Ltd.	1,007	46,237
BHP Group, Ltd. (ASX)	37,896	910,812
BHP Group, Ltd. (LSE)	16,106	386,873
BlueScope Steel, Ltd.	2,370	36,241
Brambles, Ltd.	7,214	111,203
CAR Group, Ltd.	1,872	46,110
Cochlear, Ltd.	348	68,812
Coles Group, Ltd.	6,838	93,800
Commonwealth Bank of Australia	8,609	1,046,893
Computershare, Ltd.	2,715	71,287
CSL, Ltd.	2,499	393,905
Evolution Mining, Ltd.	10,378	54,128
Fortescue, Ltd.	8,914	89,706
Goodman Group	10,449	235,516
Insurance Australia Group, Ltd.	12,164	72,298
Lottery Corp., Ltd.	10,133	35,548
Macquarie Group, Ltd.	5,837	878,845
Medibank Private, Ltd.	14,920	49,666
National Australia Bank, Ltd.	15,736	407,679
Northern Star Resources, Ltd.	6,779	83,848
Origin Energy, Ltd.	8,859	62,918
Pro Medicus, Ltd.	304	57,050
Qantas Airways, Ltd.	3,891	27,508
QBE Insurance Group, Ltd.	7,774	119,691
REA Group, Ltd.	282	44,640
Reece, Ltd.	1,110	10,485
Rio Tinto, Ltd.	11,439	806,621
Santos, Ltd.	16,096	80,980
Scentre Group	253,794	596,502
SGH, Ltd.	1,097	39,044
Sigma Healthcare, Ltd.	23,931	47,037
Sonic Healthcare, Ltd.	2,166	38,193
South32, Ltd.	23,669	45,372
Stockland	11,055	39,106
Suncorp Group, Ltd.	5,596	79,596
Telstra Group, Ltd.	20,726	66,023
Transurban Group	16,128	148,501
Vicinity, Ltd.	17,041	27,809
Washington H. Soul Pattinson & Co., Ltd.	1,231	34,071
Wesfarmers, Ltd.	5,874	327,667
Westpac Banking Corp.	17,592	392,077
WiseTech Global, Ltd.	961	68,972
Woodside Energy Group, Ltd.	9,866	152,051
Woolworths Group, Ltd.	6,276	128,511
Worley, Ltd.	25,533	219,838
		9,706,475
Austria — 0.7%
Erste Group Bank AG	23,599	2,005,805
OMV AG	731	39,739
Verbund AG	341	26,189
		2,071,733
Belgium — 0.6%
Ageas SA	771	52,060
Anheuser-Busch InBev SA NV	5,083	349,474
D'ieteren Group	93	19,969
Elia Group SA	254	29,236
Groupe Bruxelles Lambert NV	375	31,918
Security Description	Shares or Principal Amount	Value

Belgium (continued)
KBC Group NV	1,203	$ 123,738
Lotus Bakeries NV	2	19,268
Sofina SA	82	27,029
Syensqo SA	377	29,167
UCB SA	5,006	983,480
		1,665,339
Bermuda — 0.0%
Aegon, Ltd.	6,874	49,792
CK Infrastructure Holdings, Ltd.	3,500	23,176
Hongkong Land Holdings, Ltd.	5,700	32,913
Jardine Matheson Holdings, Ltd.	800	38,459
		144,340
Brazil — 0.1%
NU Holdings, Ltd., Class A†	21,234	291,330
Canada — 1.7%
Brookfield Corp.	10,898	674,488
Definity Financial Corp.	10,113	589,439
Definity Financial Corp.†(1)	699	38,704
Element Fleet Management Corp.	31,883	798,626
Great-West Lifeco, Inc.	13,211	502,440
Magna International, Inc.	3,754	144,942
National Bank of Canada	7,139	736,679
Nutrien, Ltd.	13,595	792,189
Toronto-Dominion Bank	10,759	791,350
		5,068,857
China — 0.4%
Alibaba Group Holding, Ltd.	6,320	89,690
Alibaba Group Holding, Ltd. ADR	790	89,594
Contemporary Amperex Technology Co., Ltd., Class A	9,100	320,353
Tencent Holdings, Ltd.	3,900	250,486
Tencent Music Entertainment Group ADR	25,003	487,309
		1,237,432
Denmark — 2.0%
AP Moller-Maersk A/S, Series A	12	22,161
AP Moller-Maersk A/S, Series B	22	41,012
Carlsberg A/S, Class B	492	69,790
Coloplast A/S, Class B	620	59,007
Danske Bank A/S	3,584	146,122
Demant A/S†	370	15,451
DSV A/S	1,059	254,392
Genmab A/S†	333	68,905
Novo Nordisk A/S, Class B	52,025	3,630,199
Novonesis (Novozymes), Class B	1,843	132,338
Orsted A/S*†	887	38,085
Pandora A/S	2,981	523,228
ROCKWOOL A/S, Class B	546	25,544
Tryg A/S	1,662	42,977
Vestas Wind Systems A/S	45,787	688,002
		5,757,213
Finland — 0.8%
Elisa Oyj	690	38,435
Fortum Oyj	2,444	45,809
Kesko Oyj, Class B	1,394	34,411
Kone Oyj, Class B	1,766	116,307
Mandatum Oyj	50,091	327,379
Metso Oyj	3,195	41,379
Neste Oyj	2,240	30,227
Nokia Oyj	27,600	142,723

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Nordea Bank Abp	16,285	$ 242,154
Orion Oyj, Class B	574	43,206
Sampo Oyj, Class A	81,784	880,095
Stora Enso Oyj, Class R	31,356	339,966
UPM-Kymmene Oyj	2,684	73,279
Wartsila OYJ Abp	2,690	63,573
		2,418,943
France — 9.2%
Accor SA	964	50,432
Aeroports de Paris SA	166	20,835
Air Liquide SA	7,322	1,512,328
Alstom SA†	1,858	43,439
Amundi SA*	319	25,859
Arkema SA	310	22,885
AXA SA	29,271	1,438,708
BioMerieux	213	29,476
BNP Paribas SA	20,364	1,834,171
Bollore SE	3,543	22,263
Bouygues SA	878	39,745
Bureau Veritas SA	1,567	54,059
Capgemini SE	801	137,099
Carrefour SA	2,665	37,570
Cie de Saint-Gobain SA	5,799	682,184
Cie Generale des Etablissements Michelin SCA	3,484	129,637
Covivio SA	212	13,386
Credit Agricole SA	5,334	101,050
Danone SA	3,346	273,379
Dassault Aviation SA	106	37,561
Dassault Systemes SE	3,477	126,035
Edenred SE	7,494	232,432
Eiffage SA	345	48,519
Engie SA	42,288	995,819
EssilorLuxottica SA	6,850	1,881,768
Eurazeo SE	196	14,006
FDJ United *	473	18,563
Gecina SA	195	21,456
Getlink SE	1,375	26,574
Hermes International S.C.A.	163	442,221
Ipsen SA	194	23,129
Kering SA	2,165	472,279
Klepierre SA	989	39,185
Legrand SA	15,723	2,100,180
L'Oreal SA	2,841	1,216,463
LVMH Moet Hennessy Louis Vuitton SE	2,455	1,287,529
Orange SA	9,675	147,694
Pernod Ricard SA	1,049	104,786
Publicis Groupe SA	1,189	134,227
Renault SA	937	43,242
Rexel SA	1,104	34,069
Safran SA	5,482	1,785,399
Sanofi SA	26,639	2,577,525
Sartorius Stedim Biotech	152	36,377
Schneider Electric SE	8,970	2,391,924
Societe Generale SA	16,680	955,769
Sodexo SA	435	26,771
Teleperformance SE	2,295	222,841
Thales SA	1,759	518,209
TotalEnergies SE	31,622	1,944,985
Veolia Environnement SA	3,263	116,400
Vinci SA	2,549	376,263
		26,868,705
Security Description	Shares or Principal Amount	Value

Germany — 10.0%
adidas AG	881	$ 205,361
Allianz SE	6,748	2,734,089
BASF SE	12,358	609,553
Bayer AG	5,064	152,275
Bayerische Motoren Werke AG	15,112	1,342,558
Bayerische Motoren Werke AG (Preference Shares)	291	24,113
Beiersdorf AG	7,474	938,836
Brenntag SE	625	41,395
Commerzbank AG	4,605	145,297
Continental AG	569	49,652
Covestro AG†	6,608	470,169
CTS Eventim AG & Co. KGaA	343	42,714
Daimler Truck Holding AG	2,443	115,627
Delivery Hero SE*†	983	26,615
Deutsche Bank AG	9,518	282,388
Deutsche Boerse AG	968	315,861
Deutsche Lufthansa AG	3,225	27,268
Deutsche Post AG	4,933	228,030
Deutsche Telekom AG	17,920	656,091
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	587	29,004
E.ON SE	11,596	213,517
Evonik Industries AG	1,359	28,015
Fresenius Medical Care AG	1,032	59,171
Fresenius SE & Co. KGaA	2,174	109,336
GEA Group AG	757	52,957
Hannover Rueck SE	307	96,605
Heidelberg Materials AG	694	163,051
Henkel AG & Co. KGaA	475	34,410
Henkel AG & Co. KGaA (Preference Shares)	872	68,470
Infineon Technologies AG	39,761	1,691,860
KION Group AG	6,831	380,323
Knorr-Bremse AG	374	36,149
LEG Immobilien SE	364	32,294
Mercedes-Benz Group AG	3,737	218,652
Merck KGaA	664	85,989
MTU Aero Engines AG	275	122,292
Muenchener Rueckversicherungs-Gesellschaft AG	2,923	1,895,671
Nemetschek SE	291	42,177
Porsche Automobil Holding SE (Preference Shares)	719	28,510
Rational AG	26	21,806
Rheinmetall AG	495	1,047,280
RWE AG	3,297	137,779
SAP SE	21,619	6,576,234
Sartorius AG (Preference Shares)	139	35,377
Scout24 SE*	376	51,852
Siemens AG	20,907	5,362,129
Siemens Energy AG†	3,335	385,401
Siemens Healthineers AG*	25,538	1,416,668
Symrise AG	688	72,242
Talanx AG	335	43,380
Volkswagen AG (Preference Shares)	1,057	111,614
Vonovia SE	3,799	133,816
Zalando SE*†	1,189	39,147
		29,231,070
Hong Kong — 1.1%
AIA Group, Ltd.	118,400	1,064,744
BOC Hong Kong Holdings, Ltd.	157,000	682,945
CK Asset Holdings, Ltd.	10,000	44,143
CK Hutchison Holdings, Ltd.	14,000	86,425
CLP Holdings, Ltd.	8,500	71,601
Futu Holdings, Ltd. ADR	291	35,965
Galaxy Entertainment Group, Ltd.	11,000	48,947

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hang Seng Bank, Ltd.	4,000	$ 60,013
Henderson Land Development Co., Ltd.	8,000	28,022
HKT Trust & HKT, Ltd.	20,000	29,867
Hong Kong & China Gas Co., Ltd.	58,000	48,733
Hong Kong Exchanges & Clearing, Ltd.	6,100	326,383
Link REIT	13,500	71,967
MTR Corp., Ltd.	8,000	28,765
Power Assets Holdings, Ltd.	7,000	44,991
Sino Land Co., Ltd.	18,000	19,158
SITC International Holdings Co., Ltd.	7,000	22,470
Sun Hung Kai Properties, Ltd.	7,500	86,119
Swire Pacific, Ltd., Class A	2,000	17,154
Techtronic Industries Co., Ltd.	37,500	413,082
WH Group, Ltd.*	43,000	41,413
Wharf Holdings, Ltd.	5,000	15,248
Wharf Real Estate Investment Co., Ltd.	9,000	25,487
		3,313,642
India — 0.4%
HDFC Bank, Ltd.	25,157	586,440
HDFC Bank, Ltd. ADR	5,683	435,715
		1,022,155
Indonesia — 0.2%
Bank Central Asia Tbk PT	844,100	452,269
Ireland — 0.9%
AIB Group PLC	10,221	84,087
Bank of Ireland Group PLC	4,905	69,995
DCC PLC	6,160	399,872
James Hardie Industries PLC CDI†	3,050	84,194
Kerry Group PLC, Class A	777	85,808
Kingspan Group PLC	14,694	1,249,568
Ryanair Holdings PLC	4,406	124,654
Ryanair Holdings PLC ADR	6,800	392,156
		2,490,334
Isle of Man — 0.0%
Entain PLC	2,962	36,713
Israel — 0.7%
Azrieli Group, Ltd.	176	16,216
Bank Hapoalim BM	6,528	125,370
Bank Leumi Le-Israel BM	7,793	145,014
Check Point Software Technologies, Ltd.†	2,675	591,844
CyberArk Software, Ltd.†	243	98,872
Elbit Systems, Ltd.	139	61,806
ICL Group, Ltd.	4,209	28,836
Israel Discount Bank, Ltd., Class A	6,394	63,758
Mizrahi Tefahot Bank, Ltd.	822	53,594
Monday.com, Ltd.†	203	63,839
Nice, Ltd.†	327	55,413
Teva Pharmaceutical Industries, Ltd. ADR†	40,347	676,216
Wix.com, Ltd.†	277	43,893
		2,024,671
Italy — 2.3%
Banca Mediolanum SpA	1,159	19,969
Banco BPM SpA	5,882	68,706
BPER Banca SpA	5,219	47,457
DiaSorin SpA	120	12,853
Enel SpA	41,925	397,917
Eni SpA	11,093	179,671
FinecoBank Banca Fineco SpA	59,715	1,325,441
Security Description	Shares or Principal Amount	Value

Italy (continued)
Generali	4,474	$ 159,253
Infrastrutture Wireless Italiane SpA*	1,560	19,077
Intesa Sanpaolo SpA	182,706	1,053,176
Leonardo SpA	2,103	118,592
Mediobanca Banca di Credito Finanziario SpA	2,566	59,677
Moncler SpA	8,975	512,435
Nexi SpA*	2,460	14,709
Poste Italiane SpA*	2,363	50,782
Prysmian SpA	14,964	1,055,253
Recordati Industria Chimica e Farmaceutica SpA	565	35,548
Snam SpA	10,085	61,255
Telecom Italia SpA†	55,559	27,404
Terna - Rete Elettrica Nazionale	6,881	70,778
UniCredit SpA	21,183	1,420,746
Unipol Assicurazioni SpA	1,859	36,858
		6,747,557
Japan — 20.7%
Advantest Corp.	3,900	288,896
Aeon Co., Ltd.	3,800	116,547
AGC, Inc.	900	26,334
Aisin Corp.	2,700	34,444
Ajinomoto Co., Inc.	23,300	621,854
ANA Holdings, Inc.	700	13,718
Asahi Group Holdings, Ltd.	7,500	100,377
Asahi Kasei Corp.	5,900	41,910
Asics Corp.	13,800	352,530
Astellas Pharma, Inc.	9,200	90,210
Bandai Namco Holdings, Inc.	3,100	110,975
Bridgestone Corp.	19,600	800,386
Canon, Inc.	4,700	136,132
Capcom Co., Ltd.	1,800	61,452
Central Japan Railway Co.	3,900	87,349
Chiba Bank, Ltd.	3,100	28,565
Chubu Electric Power Co., Inc.	3,000	37,098
Chugai Pharmaceutical Co., Ltd.	17,400	909,560
Concordia Financial Group, Ltd.	5,500	35,567
Dai Nippon Printing Co., Ltd.	2,000	30,314
Daifuku Co., Ltd.	1,700	43,946
Dai-ichi Life Holdings, Inc.	18,200	137,574
Daiichi Sankyo Co., Ltd.	32,900	766,099
Daikin Industries, Ltd.	6,300	744,272
Daito Trust Construction Co., Ltd.	300	32,700
Daiwa House Industry Co., Ltd.	2,800	96,463
Daiwa Securities Group, Inc.	6,900	49,075
Denso Corp.	42,400	571,828
Dentsu Group, Inc.	1,000	22,189
Disco Corp.	400	118,355
East Japan Railway Co.	4,600	99,274
Eisai Co., Ltd.	1,400	40,216
Electric Power Development Co., Ltd.	10,600	180,624
ENEOS Holdings, Inc.	13,500	66,631
FANUC Corp.	4,900	133,290
Fast Retailing Co., Ltd.	3,300	1,130,823
Fuji Electric Co., Ltd.	700	32,139
FUJIFILM Holdings Corp.	52,700	1,145,157
Fujikura, Ltd.	1,300	68,312
Fujitsu, Ltd.	9,100	221,094
Hamamatsu Photonics KK	18,200	220,678
Hankyu Hanshin Holdings, Inc.	1,100	29,898
Hikari Tsushin, Inc.	100	29,475
Hitachi, Ltd.	76,700	2,221,910
Honda Motor Co., Ltd.	21,900	211,176

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hoshizaki Corp.	600	$ 20,735
Hoya Corp.	1,700	201,815
Hulic Co., Ltd.	2,000	20,137
Idemitsu Kosan Co., Ltd.	4,600	27,836
IHI Corp.	700	76,002
Inpex Corp.	4,300	60,335
Isetan Mitsukoshi Holdings, Ltd.	35,400	540,415
Isuzu Motors, Ltd.	2,700	34,184
ITOCHU Corp.	25,100	1,319,126
Japan Airlines Co., Ltd.	800	16,297
Japan Exchange Group, Inc.	80,900	820,324
Japan Post Bank Co., Ltd.	9,400	101,474
Japan Post Holdings Co., Ltd.	9,200	84,919
Japan Post Insurance Co., Ltd.	1,000	22,553
Japan Tobacco, Inc.	6,200	182,543
JFE Holdings, Inc.	2,700	31,342
Kajima Corp.	2,000	52,111
Kansai Electric Power Co., Inc.	4,800	56,805
Kao Corp.	2,400	107,422
Kawasaki Kisen Kaisha, Ltd.	1,800	25,418
KDDI Corp.	118,000	2,027,281
Keyence Corp.	3,200	1,284,924
Kikkoman Corp.	3,500	32,434
Kirin Holdings Co., Ltd.	3,900	54,615
Kobe Bussan Co., Ltd.	800	24,884
Komatsu, Ltd.	4,700	153,842
Konami Group Corp.	500	78,957
Kubota Corp.	4,800	53,817
Kyocera Corp.	6,700	80,442
Kyowa Kirin Co., Ltd.	1,200	20,573
Lasertec Corp.	5,600	754,535
LY Corp.	14,700	54,132
M3, Inc.	2,300	31,590
Makita Corp.	1,300	39,976
Marubeni Corp.	7,300	146,900
MatsukiyoCocokara & Co.	1,800	37,090
MEIJI Holdings Co., Ltd.	1,300	28,765
Minebea Mitsumi, Inc.	1,900	27,781
Mitsubishi Chemical Group Corp.	6,300	33,027
Mitsubishi Corp.	36,700	732,890
Mitsubishi Electric Corp.	55,400	1,196,474
Mitsubishi Estate Co., Ltd.	37,200	696,013
Mitsubishi HC Capital, Inc.	4,600	33,926
Mitsubishi Heavy Industries, Ltd.	16,500	413,483
Mitsubishi UFJ Financial Group, Inc.	314,700	4,308,756
Mitsui & Co., Ltd.	12,800	260,792
Mitsui Fudosan Co., Ltd.	87,700	847,222
Mitsui OSK Lines, Ltd.	1,800	60,021
Mizuho Financial Group, Inc.	12,300	338,608
MonotaRO Co., Ltd.	1,300	25,660
MS&AD Insurance Group Holdings, Inc.	68,100	1,519,054
Murata Manufacturing Co., Ltd.	24,100	356,486
NEC Corp.	27,200	796,651
Nexon Co., Ltd.	1,700	34,214
NIDEC Corp.	4,300	83,235
Nintendo Co., Ltd.	19,800	1,899,157
Nippon Building Fund, Inc.	35	32,288
Nippon Paint Holdings Co., Ltd.	5,200	41,755
Nippon Sanso Holdings Corp.	900	34,032
Nippon Steel Corp.	4,900	92,979
Nippon Yusen KK	2,300	82,576
Nissan Motor Co., Ltd.†	11,500	27,933
Security Description	Shares or Principal Amount	Value

Japan (continued)
Nissin Foods Holdings Co., Ltd.	1,000	$ 20,800
Nitori Holdings Co., Ltd.	6,400	618,945
Nitto Denko Corp.	3,700	71,359
Nomura Holdings, Inc.	15,500	101,792
Nomura Research Institute, Ltd.	16,600	667,052
NTT Data Group Corp.	1,280	35,396
NTT, Inc.	155,300	165,848
Obayashi Corp.	3,200	48,426
Obic Co., Ltd.	1,700	66,242
Olympus Corp.	5,900	70,007
Omron Corp.	1,000	27,033
Ono Pharmaceutical Co., Ltd.	1,900	20,595
Oracle Corp. Japan	200	23,865
Oriental Land Co., Ltd.	5,600	129,073
ORIX Corp.	5,800	130,779
Osaka Gas Co., Ltd.	1,800	46,066
Otsuka Corp.	1,100	22,399
Otsuka Holdings Co., Ltd.	2,300	113,874
Pan Pacific International Holdings Corp.	2,000	68,741
Panasonic Holdings Corp.	57,800	620,926
Rakuten Group, Inc.†	7,800	42,931
Recruit Holdings Co., Ltd.	25,500	1,501,421
Renesas Electronics Corp.	32,000	393,799
Resona Holdings, Inc.	10,800	99,127
Ricoh Co., Ltd.	2,600	24,547
Sanrio Co., Ltd.	900	43,534
SBI Holdings, Inc.	1,400	48,639
SCREEN Holdings Co., Ltd.	400	32,482
SCSK Corp.	800	24,091
Secom Co., Ltd.	2,100	75,577
Sekisui Chemical Co., Ltd.	1,700	30,733
Sekisui House, Ltd.	2,900	63,950
Seven & i Holdings Co., Ltd.	54,500	878,996
SG Holdings Co., Ltd.	1,700	18,963
Shimadzu Corp.	1,300	32,241
Shimano, Inc.	3,800	551,575
Shimizu Corp.	26,900	300,067
Shin-Etsu Chemical Co., Ltd.	28,300	932,566
Shionogi & Co., Ltd.	3,900	70,372
Shiseido Co., Ltd.	2,200	39,160
SMC Corp.	2,200	792,271
SoftBank Corp.	147,600	228,096
SoftBank Group Corp.	16,200	1,174,582
Sompo Holdings, Inc.	4,600	137,812
Sony Group Corp.	150,300	3,918,248
Subaru Corp.	20,400	354,434
Sumitomo Corp.	33,800	871,015
Sumitomo Electric Industries, Ltd.	3,700	78,882
Sumitomo Metal Mining Co., Ltd.	1,300	31,938
Sumitomo Mitsui Financial Group, Inc.	19,000	476,330
Sumitomo Mitsui Trust Group, Inc.	20,600	546,074
Sumitomo Realty & Development Co., Ltd.	1,600	61,687
Suntory Beverage & Food, Ltd.	700	22,407
Suzuki Motor Corp.	44,800	539,712
Sysmex Corp.	16,600	288,863
T&D Holdings, Inc.	2,500	54,684
Taisei Corp.	800	46,558
Takeda Pharmaceutical Co., Ltd.	8,200	253,123
TDK Corp.	10,200	119,301
TechnoPro Holdings, Inc.	17,200	501,996
Terumo Corp.	44,700	820,480
TIS, Inc.	1,100	36,891
Toho Co., Ltd.	600	35,453

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokio Marine Holdings, Inc.	40,100	$ 1,691,602
Tokyo Electron, Ltd.	5,700	1,088,242
Tokyo Gas Co., Ltd.	1,700	56,516
Tokyo Metro Co., Ltd.	1,500	17,472
Tokyu Corp.	2,500	29,710
Toppan Holdings, Inc.	1,200	32,567
Toray Industries, Inc.	7,200	49,178
Toyota Industries Corp.	800	90,141
Toyota Motor Corp.	102,500	1,760,659
Toyota Tsusho Corp.	3,200	72,278
Trend Micro, Inc.	600	41,447
Unicharm Corp.	82,400	596,814
West Japan Railway Co.	2,200	50,441
Yakult Honsha Co., Ltd.	1,300	24,455
Yamaha Motor Co., Ltd.	4,800	35,798
Yokogawa Electric Corp.	1,200	31,976
Zensho Holdings Co., Ltd.	500	30,285
ZOZO, Inc.	1,900	20,511
		60,403,897
Jersey — 0.4%
CVC Capital Partners PLC*	19,120	391,530
Experian PLC	4,747	244,549
Glencore PLC	53,140	206,921
WPP PLC	54,095	378,128
		1,221,128
Luxembourg — 0.9%
ArcelorMittal SA	2,418	76,428
Eurofins Scientific SE	612	43,611
InPost SA†	1,134	18,838
Samsonite Group SA*	103,200	191,081
Spotify Technology SA†	2,847	2,184,617
Tenaris SA	2,091	39,056
		2,553,631
Macau — 0.0%
Sands China, Ltd.	12,800	26,709
Netherlands — 6.0%
ABN AMRO Bank NV CVA*	2,365	64,754
Adyen NV*†	295	541,653
AerCap Holdings NV	5,426	634,842
Airbus SE	8,581	1,795,522
Akzo Nobel NV	6,845	479,033
Argenx SE†	316	174,214
Argenx SE ADR†	746	411,210
ASM International NV	976	624,900
ASML Holding NV	6,493	5,198,603
ASR Nederland NV	764	50,745
BE Semiconductor Industries NV	2,625	392,955
Davide Campari-Milano NV	3,172	21,340
Euronext NV*	405	69,302
EXOR NV	457	46,087
Ferrari NV	649	318,201
Ferrovial SE	2,461	131,216
Heineken Holding NV	672	50,120
Heineken NV	24,210	2,119,759
IMCD NV	297	39,970
ING Groep NV	60,327	1,323,867
JDE Peet's NV	907	25,917
Koninklijke Ahold Delhaize NV	4,731	197,792
Koninklijke KPN NV	19,756	96,428
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Koninklijke Philips NV	31,074	$ 746,046
NN Group NV	1,382	91,858
NXP Semiconductors NV	3,066	669,890
Prosus NV	6,729	376,938
QIAGEN NV	1,124	54,118
Randstad NV	551	25,448
Stellantis NV	10,412	104,409
STMicroelectronics NV	3,524	107,234
Universal Music Group NV	5,702	185,036
Wolters Kluwer NV	1,231	205,852
		17,375,259
New Zealand — 0.2%
Contact Energy, Ltd.	4,150	22,769
Fisher & Paykel Healthcare Corp., Ltd.	3,030	66,599
Infratil, Ltd.	4,754	30,723
Meridian Energy, Ltd.	6,741	24,245
Xero, Ltd.†	3,815	451,513
		595,849
Norway — 1.6%
Aker BP ASA	1,521	38,806
DNB Bank ASA	86,284	2,387,497
Equinor ASA	40,808	1,030,370
Gjensidige Forsikring ASA	1,037	26,294
Kongsberg Gruppen ASA	2,280	88,437
Mowi ASA	2,416	46,681
Norsk Hydro ASA	89,687	511,130
Orkla ASA	3,642	39,586
Salmar ASA	344	14,911
Storebrand ASA	35,832	508,216
Telenor ASA	3,186	49,763
Yara International ASA	902	33,320
		4,775,011
Portugal — 0.4%
EDP SA	16,743	72,692
Galp Energia SGPS SA	2,146	39,397
Jeronimo Martins SGPS SA	36,217	917,106
		1,029,195
Singapore — 1.6%
CapitaLand Ascendas REIT	19,300	40,691
CapitaLand Integrated Commercial Trust	30,312	51,741
CapitaLand Investment, Ltd.	12,200	25,436
DBS Group Holdings, Ltd.	56,430	1,995,326
Genting Singapore, Ltd.	31,300	17,611
Grab Holdings, Ltd., Class A†	12,224	61,487
Keppel, Ltd.	7,500	43,816
Oversea-Chinese Banking Corp., Ltd.	17,500	224,680
Sea, Ltd. ADR†	4,703	752,198
Sembcorp Industries, Ltd.	4,600	24,791
Singapore Airlines, Ltd.	7,700	42,238
Singapore Exchange, Ltd.	4,400	51,468
Singapore Technologies Engineering, Ltd.	8,100	49,638
Singapore Telecommunications, Ltd.	38,600	115,995
United Overseas Bank, Ltd.	33,800	957,613
Wilmar International, Ltd.	29,900	67,464
Yangzijiang Shipbuilding Holdings, Ltd.	13,400	23,419
		4,545,612
South Korea — 0.7%
Kia Corp.	6,902	494,176
KT Corp.	13,531	558,550

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Electronics Co., Ltd.	13,951	$ 618,513
Samsung SDI Co., Ltd.	1,750	224,141
SK Square Co., Ltd.†	1,984	269,319
		2,164,699
Spain — 3.3%
Acciona SA	129	23,221
ACS Actividades de Construccion y Servicios SA	932	64,724
Aena SME SA*	3,854	102,878
Amadeus IT Group SA	9,980	844,291
Banco Bilbao Vizcaya Argentaria SA	138,694	2,133,127
Banco de Sabadell SA	27,849	88,683
Banco Santander SA	175,603	1,453,743
Bankinter SA	62,286	813,030
CaixaBank SA	20,452	177,191
Cellnex Telecom SA*	2,563	99,813
EDP Renovaveis SA	1,630	18,208
Endesa SA	1,642	52,013
Grifols SA†	1,541	18,789
Iberdrola SA	100,267	1,927,480
Industria de Diseno Textil SA	25,576	1,332,752
International Consolidated Airlines Group SA	6,441	30,246
Puig Brands SA, Class B	13,814	273,230
Repsol SA	6,038	88,449
Telefonica SA	19,078	100,643
		9,642,511
SupraNational — 0.0%
Unibail-Rodamco-Westfield	589	56,367
Sweden — 1.9%
AddTech AB, Class B	1,335	45,476
Alfa Laval AB	1,490	62,762
Assa Abloy AB, Class B	5,208	162,853
Atlas Copco AB, Class A	13,880	224,849
Atlas Copco AB, Class B	7,778	110,822
Beijer Ref AB	1,839	29,055
Boliden AB†	1,478	46,233
Epiroc AB, Class A	3,405	74,099
Epiroc AB, Class B	1,784	34,205
EQT AB	1,965	65,840
Essity AB, Class B	3,098	85,795
Evolution AB*	765	60,842
Fastighets AB Balder, Class B†	3,675	27,471
H & M Hennes & Mauritz AB, Class B	2,819	39,662
Hexagon AB, Class B	10,683	107,351
Holmen AB, Class B	447	17,735
Industrivarden AB, Class A	487	17,680
Industrivarden AB, Class C	800	28,916
Indutrade AB	1,368	37,365
Investment AB Latour, Class B	761	20,062
Investor AB, Class B	8,894	263,211
L E Lundbergforetagen AB, Class B	417	20,800
Lifco AB, Class B	1,092	44,216
Nibe Industrier AB, Class B	8,255	35,302
Saab AB, Class B	1,664	92,940
Sagax AB, Class B	1,120	25,603
Sandvik AB	31,146	714,740
Securitas AB, Class B	2,363	35,359
Skandinaviska Enskilda Banken AB, Class A	43,220	754,835
Skanska AB, Class B	1,639	38,176
SKF AB, Class B	1,828	41,987
Svenska Cellulosa AB SCA, Class B	3,140	40,839
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Svenska Handelsbanken AB, Class A	63,832	$ 853,661
Swedbank AB, Class A	4,279	113,370
Swedish Orphan Biovitrum AB†	1,033	31,521
Tele2 AB, Class B	2,825	41,292
Telefonaktiebolaget LM Ericsson, Class B	76,039	651,684
Telia Co. AB	12,379	44,702
Trelleborg AB, Class B	1,085	40,495
Volvo AB, Class B	8,169	229,358
		5,413,164
Switzerland — 8.0%
ABB, Ltd.	24,864	1,486,411
Alcon AG	19,601	1,740,279
Amrize, Ltd.†	6,745	336,464
Avolta AG	457	24,870
Baloise Holding AG	214	50,647
Banque Cantonale Vaudoise	134	15,476
Barry Callebaut AG	19	20,657
BKW AG	105	22,985
Chocoladefabriken Lindt & Spruengli AG	1	166,617
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	66	1,110,487
Cie Financiere Richemont SA, Class A	10,479	1,981,802
Coca-Cola HBC AG	1,110	57,627
DSM-Firmenich AG	958	101,865
EMS-Chemie Holding AG	37	27,985
Galderma Group AG	551	80,273
Geberit AG	175	137,931
Givaudan SA	47	227,969
Helvetia Holding AG	192	45,171
Holcim AG	6,745	502,760
Julius Baer Group, Ltd.	6,848	462,084
Kuehne & Nagel International AG	243	52,767
Logitech International SA	790	71,387
Lonza Group AG	1,725	1,232,523
Nestle SA	32,635	3,241,368
Novartis AG	19,166	2,318,608
Partners Group Holding AG	118	154,716
Roche Holding AG	15,057	4,922,291
Roche Holding AG (BR)	166	57,757
Sandoz Group AG	2,172	119,341
Schindler Holding AG	122	44,290
Schindler Holding AG (Participation Certificate)	211	78,593
SGS SA	775	78,820
SIG Group AG	1,585	29,355
Sika AG	792	214,922
Sonova Holding AG	1,047	312,755
Straumann Holding AG	580	75,980
Swatch Group AG	150	24,481
Swiss Life Holding AG	149	151,214
Swiss Prime Site AG	402	60,395
Swiss Re AG	1,563	271,239
Swisscom AG	135	95,852
Temenos AG	273	19,560
UBS Group AG	16,933	575,352
VAT Group AG*	140	59,279
Zurich Insurance Group AG	754	528,737
		23,391,942
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	82,000	2,960,692
United Kingdom — 16.4%
3i Group PLC	5,045	285,379

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Admiral Group PLC	11,369	$ 510,350
Anglo American PLC	5,801	171,253
Antofagasta PLC	55,043	1,367,573
ARM Holdings PLC ADR†	3,216	520,156
Ashtead Group PLC	4,902	314,235
Associated British Foods PLC	1,751	49,470
AstraZeneca PLC	21,922	3,057,194
AstraZeneca PLC ADR	21,210	1,482,155
Auto Trader Group PLC*	4,678	52,977
Aviva PLC	69,185	588,189
BAE Systems PLC	70,600	1,827,780
Barclays PLC	191,316	886,116
Barratt Redrow PLC	7,051	44,171
BP PLC	82,663	412,361
Bridgepoint Group PLC*	71,922	307,678
British American Tobacco PLC	10,206	482,972
BT Group PLC	297,858	792,270
Bunzl PLC	35,813	1,140,646
Centrica PLC	26,985	59,850
Coca-Cola Europacific Partners PLC	1,035	95,965
Compass Group PLC	40,099	1,358,160
Croda International PLC	714	28,701
Diageo PLC	56,938	1,432,192
Dowlais Group PLC	98,023	89,748
GSK PLC	56,572	1,078,418
Haleon PLC	315,766	1,624,618
Halma PLC	1,950	85,675
Hikma Pharmaceuticals PLC	787	21,480
HSBC Holdings PLC	90,821	1,099,575
Imperial Brands PLC	4,054	160,043
Informa PLC	6,652	73,598
InterContinental Hotels Group PLC	766	87,462
Intertek Group PLC	827	53,822
J Sainsbury PLC	8,518	33,885
JD Sports Fashion PLC	13,312	16,202
Johnson Matthey PLC	6,334	150,961
Kingfisher PLC	383,264	1,531,420
Land Securities Group PLC	3,086	26,735
Legal & General Group PLC	30,398	106,259
Lloyds Banking Group PLC	2,469,453	2,600,566
London Stock Exchange Group PLC	2,451	358,137
M&G PLC	12,102	42,705
Marks & Spencer Group PLC	10,686	51,985
Melrose Industries PLC	110,976	808,890
Mondi PLC	2,381	38,883
National Grid PLC	153,604	2,245,903
NatWest Group PLC	39,683	278,634
Next PLC	5,384	919,808
Pearson PLC	2,872	42,271
Persimmon PLC	16,473	293,343
Phoenix Group Holdings PLC	3,372	30,486
Prudential PLC	13,523	169,774
Reckitt Benckiser Group PLC	20,526	1,396,321
RELX PLC	38,220	2,073,238
Rentokil Initial PLC	12,930	62,579
Rio Tinto PLC	5,774	336,466
Rolls-Royce Holdings PLC	43,562	578,777
Sage Group PLC	34,193	587,655
Schroders PLC	3,746	18,587
Segro PLC	32,102	299,536
Severn Trent PLC	1,354	50,926
Shell PLC	30,794	1,079,108
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Shell PLC (XAMS)	68,517	$ 2,405,901
Shell PLC ADR	14,078	991,232
Smith & Nephew PLC	4,380	66,929
Smiths Group PLC	1,594	49,155
Spirax Group PLC	376	30,742
SSE PLC	5,734	144,137
Standard Chartered PLC	54,553	904,082
Tesco PLC	35,025	192,940
Unilever PLC	71,460	4,352,568
United Utilities Group PLC	3,437	53,967
Vodafone Group PLC	102,576	109,542
Whitbread PLC	16,259	630,932
Wise PLC, Class A†	3,428	48,948
		47,853,347
United States — 1.3%
Autoliv, Inc. SDR	5,225	586,465
Booking Holdings, Inc.	167	966,803
Broadcom, Inc.	2,782	766,858
Ferguson Enterprises, Inc.	1,484	323,141
Liberty Media Corp.-Liberty Formula One, Class C†	7,933	828,998
MercadoLibre, Inc.†	128	334,545
		3,806,810
Total Long-Term Investment Securities (cost $215,552,865)		288,364,601
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(2)	516,307	516,307

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies (continued)
T. Rowe Price Government Reserve Fund 4.37%(2)	409,036	$ 409,036
Total Short-Term Investments (cost $925,343)		925,343
TOTAL INVESTMENTS (cost $216,478,208)	99.1%	289,289,944
Other assets less liabilities	0.9	2,604,190
NET ASSETS	100.0%	$291,894,134
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed International Equity Portfolio has no right to demand registration of these securities. At June 30, 2025, the aggregate value of these securities was $3,713,561 representing 1.3% of net assets.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Definity Financial Corp.	05/28/2025	699	$33,674	$38,704	$55.37	0.0%
(2)	The rate shown is the 7-day yield as of June 30, 2025.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
LSE—London Stock Exchange
SDR—Swedish Depositary Receipt
XAMS—Euronext Amsterdam Stock Exchange

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
BNP Paribas SA	Redeia Corporation SA	2,109	2.19%	Monthly	05/10/2027	$44,061	$1,102	$1,102
Singapore
Goldman Sachs & Co. LLC	Singapore Exchange, Ltd.	100	1.93	Monthly	08/19/2026	1,099	71	71
							$1,173	$1,173
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	FTSE 100 Index	September 2025	$120,520	$120,649	$ 129
1	Long	SGX Nikkei 225 Index	September 2025	132,191	140,464	8,273
						$8,402
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	15.5%

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
Pharmaceuticals	8.3%
Insurance	5.9
Semiconductors	5.9
Retail	3.5
Cosmetics/Personal Care	3.2
Oil & Gas	3.2
Aerospace/Defense	3.1
Healthcare-Products	3.0
Food	2.9
Software	2.8
Telecommunications	2.5
Commercial Services	2.5
Electric	2.5
Chemicals	2.0
Internet	1.9
Auto Manufacturers	1.9
Electrical Components & Equipment	1.9
Machinery-Construction & Mining	1.9
Miscellaneous Manufacturing	1.8
Mining	1.7
Distribution/Wholesale	1.7
Home Furnishings	1.6
Building Materials	1.5
Machinery-Diversified	1.4
Beverages	1.3
Diversified Financial Services	1.1
Computers	1.1
Apparel	1.1
Auto Parts & Equipment	1.0
Electronics	0.9
Toys/Games/Hobbies	0.8
Real Estate	0.7
Private Equity	0.6
Engineering & Construction	0.5
Household Products/Wares	0.5
Leisure Time	0.5
Food Service	0.5
Biotechnology	0.5
REITS	0.4
Healthcare-Services	0.4
Agriculture	0.4
Media	0.3
Short-Term Investments	0.3
Entertainment	0.3
Airlines	0.3
Transportation	0.2
Lodging	0.2
Investment Companies	0.2
Energy-Alternate Sources	0.2
Hand/Machine Tools	0.2
Advertising	0.2
Home Builders	0.1
Packaging & Containers	0.1
Office/Business Equipment	0.1
99.1%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Brazil	$291,330	$—	$—	$291,330
Canada	5,030,153	38,704	—	5,068,857
China	576,903	660,529	—	1,237,432
Hong Kong	35,965	3,277,677	—	3,313,642
India	435,715	586,440	—	1,022,155
Ireland	392,156	2,098,178	—	2,490,334
Israel	1,474,664	550,007	—	2,024,671
Luxembourg	2,184,617	369,014	—	2,553,631
Netherlands	1,715,942	15,659,317	—	17,375,259
Singapore	813,685	3,731,927	—	4,545,612
Switzerland	336,464	23,055,478	—	23,391,942
United Kingdom	3,089,508	44,763,839	—	47,853,347
United States	3,220,345	586,465	—	3,806,810
Other Countries	—	173,389,579	—	173,389,579
Short-Term Investments	925,343	—	—	925,343
Total Investments at Value	$20,522,790	$268,767,154	$—	$289,289,944
Other Financial Instruments:†
Swaps	$—	$1,173	$—	$1,173
Futures Contracts	8,402	—	—	8,402
Total Other Financial Instruments	$8,402	$1,173	$—	$9,575
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Advertising — 1.2%
Trade Desk, Inc., Class A†	51,329	$ 3,695,175
Aerospace/Defense — 0.9%
General Electric Co.	7,513	1,933,771
Howmet Aerospace, Inc.	1,547	287,943
RTX Corp.	2,900	423,458
TransDigm Group, Inc.	214	325,417
		2,970,589
Agriculture — 0.2%
Altria Group, Inc.	2,978	174,600
Philip Morris International, Inc.	3,208	584,273
		758,873
Airlines — 0.1%
Delta Air Lines, Inc.	2,451	120,540
United Airlines Holdings, Inc.†	1,256	100,015
		220,555
Apparel — 0.5%
Deckers Outdoor Corp.†	580	59,781
LVMH Moet Hennessy Louis Vuitton SE	2,815	1,476,331
Ralph Lauren Corp.	152	41,690
Tapestry, Inc.	791	69,458
		1,647,260
Auto Manufacturers — 3.7%
Cummins, Inc.	525	171,938
PACCAR, Inc.	1,102	104,756
Tesla, Inc.†	36,467	11,584,107
		11,860,801
Banks — 1.0%
Bank of America Corp.	17,916	847,785
Bank of New York Mellon Corp.	1,481	134,934
JPMorgan Chase & Co.	6,046	1,752,796
Morgan Stanley	2,127	299,609
		3,035,124
Beverages — 0.0%
Monster Beverage Corp.†	1,177	73,727
Biotechnology — 2.5%
Alnylam Pharmaceuticals, Inc.†	1,976	644,354
Amgen, Inc.	882	246,263
Argenx SE ADR†	843	464,678
Incyte Corp.†	368	25,061
Roivant Sciences, Ltd.†	91,259	1,028,489
Royalty Pharma PLC, Class A	137,719	4,962,016
Vertex Pharmaceuticals, Inc.†	981	436,741
		7,807,602
Building Materials — 0.5%
Builders FirstSource, Inc.†	229	26,722
Carrier Global Corp.	1,438	105,247
Lennox International, Inc.	123	70,508
Martin Marietta Materials, Inc.	1,373	753,722
Masco Corp.	332	21,368
Trane Technologies PLC	856	374,423
Vulcan Materials Co.	313	81,637
		1,433,627
Security Description	Shares or Principal Amount	Value

Chemicals — 0.4%
Ecolab, Inc.	472	$ 127,176
Sherwin-Williams Co.	3,570	1,225,795
		1,352,971
Commercial Services — 2.1%
Adyen NV*†	2,369	4,349,747
Automatic Data Processing, Inc.	886	273,242
Cintas Corp.	1,310	291,960
Corpay, Inc.†	266	88,264
Moody's Corp.	308	154,490
PayPal Holdings, Inc.†	2,487	184,834
Quanta Services, Inc.	564	213,237
Rollins, Inc.	622	35,093
S&P Global, Inc.	1,514	798,317
United Rentals, Inc.	249	187,597
Verisk Analytics, Inc.	238	74,137
		6,650,918
Computers — 7.2%
Apple, Inc.	73,092	14,996,286
Crowdstrike Holdings, Inc., Class A†	10,758	5,479,157
Dell Technologies, Inc., Class C	532	65,223
Fortinet, Inc.†	2,430	256,899
Gartner, Inc.†	294	118,841
International Business Machines Corp.	3,532	1,041,163
Leidos Holdings, Inc.	260	41,018
NetApp, Inc.	365	38,891
Super Micro Computer, Inc.†	1,923	94,246
Zscaler, Inc.†	2,166	679,994
		22,811,718
Cosmetics/Personal Care — 0.0%
Colgate-Palmolive Co.	1,364	123,988
Distribution/Wholesale — 1.4%
Copart, Inc.†	3,350	164,384
Core & Main, Inc., Class A†	65,125	3,930,294
Fastenal Co.	2,496	104,832
WW Grainger, Inc.	169	175,801
		4,375,311
Diversified Financial Services — 4.6%
American Express Co.	2,121	676,557
Ameriprise Financial, Inc.	367	195,879
Apollo Global Management, Inc.	1,708	242,314
Coinbase Global, Inc., Class A†	2,863	1,003,453
Federal National Mtg. Assoc.†	215,552	2,056,366
Intercontinental Exchange, Inc.	15,422	2,829,474
Mastercard, Inc., Class A	8,864	4,981,036
Nasdaq, Inc.	648	57,944
Raymond James Financial, Inc.	437	67,023
Synchrony Financial	1,433	95,638
Visa, Inc., Class A	6,531	2,318,832
		14,524,516
Electric — 0.4%
Constellation Energy Corp.	1,195	385,698
NextEra Energy, Inc.	5,263	365,357
NRG Energy, Inc.	746	119,793
PPL Corp.	1,467	49,717
Public Service Enterprise Group, Inc.	895	75,341
Vistra Corp.	1,300	251,953
		1,247,859

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment — 0.7%
AMETEK, Inc.	3,640	$ 658,694
Eaton Corp. PLC	4,176	1,490,790
Emerson Electric Co.	1,465	195,329
Generac Holdings, Inc.†	141	20,193
		2,365,006
Electronics — 0.2%
Allegion PLC	176	25,365
Amphenol Corp., Class A	4,626	456,817
Garmin, Ltd.	587	122,519
Hubbell, Inc.	205	83,724
Mettler-Toledo International, Inc.†	33	38,766
Trimble, Inc.†	414	31,456
		758,647
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	216	35,757
Entertainment — 0.0%
Live Nation Entertainment, Inc.†	599	90,617
TKO Group Holdings, Inc.	255	46,397
		137,014
Environmental Control — 0.3%
Pentair PLC	410	42,091
Republic Services, Inc.	775	191,123
Veralto Corp.	454	45,831
Waste Connections, Inc.	2,549	475,949
Waste Management, Inc.	739	169,098
		924,092
Healthcare-Products — 2.0%
Abbott Laboratories	4,123	560,769
Boston Scientific Corp.†	15,662	1,682,256
Danaher Corp.	7,503	1,482,143
Insulet Corp.†	268	84,200
Intuitive Surgical, Inc.†	3,537	1,922,041
ResMed, Inc.	561	144,738
Stryker Corp.	695	274,963
Waters Corp.†	105	36,649
		6,187,759
Healthcare-Services — 0.1%
DaVita, Inc.†	168	23,932
HCA Healthcare, Inc.	390	149,409
		173,341
Home Builders — 0.2%
Lennar Corp., Class A	3,754	415,230
NVR, Inc.†	7	51,700
PulteGroup, Inc.	773	81,520
		548,450
Insurance — 1.0%
Aon PLC, Class A	421	150,196
Arch Capital Group, Ltd.	1,432	130,384
Arthur J. Gallagher & Co.	437	139,892
Berkshire Hathaway, Inc., Class B†	3,431	1,666,677
Brown & Brown, Inc.	1,069	118,520
Cincinnati Financial Corp.	317	47,208
Erie Indemnity Co., Class A	96	33,292
Hartford Insurance Group, Inc.	604	76,629
Marsh & McLennan Cos., Inc.	826	180,597
Progressive Corp.	2,238	597,233
Security Description	Shares or Principal Amount	Value

Insurance (continued)
W.R. Berkley Corp.	631	$ 46,359
Willis Towers Watson PLC	183	56,089
		3,243,076
Internet — 20.3%
Airbnb, Inc., Class A†	28,380	3,755,809
Alphabet, Inc., Class A	29,788	5,249,539
Alphabet, Inc., Class C	28,541	5,062,888
Amazon.com, Inc.†	46,239	10,144,374
Booking Holdings, Inc.	124	717,866
DoorDash, Inc., Class A†	30,142	7,430,305
eBay, Inc.	1,179	87,788
Expedia Group, Inc.	471	79,448
F5, Inc.†	101	29,726
Gen Digital, Inc.	1,202	35,339
GoDaddy, Inc., Class A†	540	97,233
MercadoLibre, Inc.†	2,518	6,581,120
Meta Platforms, Inc., Class A	15,506	11,444,824
Netflix, Inc.†	4,020	5,383,303
Palo Alto Networks, Inc.†	2,530	517,739
Shopify, Inc., Class A†	50,118	5,781,111
Spotify Technology SA†	1,820	1,396,559
Uber Technologies, Inc.†	7,980	744,534
		64,539,505
Leisure Time — 0.1%
Carnival Corp.†	4,002	112,536
Norwegian Cruise Line Holdings, Ltd.†	1,680	34,070
Royal Caribbean Cruises, Ltd.	946	296,231
		442,837
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	906	241,304
Las Vegas Sands Corp.	1,313	57,129
Marriott International, Inc., Class A	874	238,785
Wynn Resorts, Ltd.	343	32,129
		569,347
Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	1,795	696,837
GE Vernova, Inc.	4,906	2,596,010
		3,292,847
Machinery-Diversified — 0.5%
Deere & Co.	426	216,617
Dover Corp.	235	43,059
Ingersoll Rand, Inc.	1,539	128,014
Rockwell Automation, Inc.	3,393	1,127,053
Westinghouse Air Brake Technologies Corp.	652	136,496
		1,651,239
Media — 0.0%
FactSet Research Systems, Inc.	65	29,073
Miscellaneous Manufacturing — 0.2%
Axon Enterprise, Inc.†	277	229,339
Illinois Tool Works, Inc.	418	103,351
Parker-Hannifin Corp.	487	340,155
		672,845
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	88	27,136

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 0.1%
Hess Corp.	1,056	$ 146,298
Texas Pacific Land Corp.	72	76,060
		222,358
Packaging & Containers — 0.0%
Packaging Corp. of America	170	32,036
Pharmaceuticals — 2.8%
AbbVie, Inc.	14,078	2,613,158
AstraZeneca PLC ADR	7,083	494,960
Dexcom, Inc.†	642	56,040
Eli Lilly & Co.	6,796	5,297,686
Neurocrine Biosciences, Inc.†	3,691	463,922
		8,925,766
Pipelines — 0.6%
Cheniere Energy, Inc.	6,751	1,644,003
ONEOK, Inc.	1,327	108,323
Targa Resources Corp.	833	145,009
Williams Cos., Inc.	2,421	152,063
		2,049,398
Private Equity — 0.1%
KKR & Co., Inc.	1,135	150,989
Real Estate — 0.1%
CBRE Group, Inc., Class A†	1,129	158,195
REITS — 0.8%
American Tower Corp.	7,232	1,598,417
AvalonBay Communities, Inc.	239	48,636
Camden Property Trust	208	23,440
Equinix, Inc.	175	139,207
Essex Property Trust, Inc.	118	33,441
Extra Space Storage, Inc.	364	53,668
Host Hotels & Resorts, Inc.	1,682	25,835
Iron Mountain, Inc.	1,122	115,084
Mid-America Apartment Communities, Inc.	184	27,234
Public Storage	602	176,639
Simon Property Group, Inc.	1,172	188,411
UDR, Inc.	517	21,109
Welltower, Inc.	1,256	193,085
		2,644,206
Retail — 3.5%
AutoZone, Inc.†	63	233,870
Cava Group, Inc.†	6,755	568,974
Chipotle Mexican Grill, Inc.†	5,177	290,689
Costco Wholesale Corp.	4,090	4,048,855
Darden Restaurants, Inc.	193	42,068
Domino's Pizza, Inc.	55	24,783
Floor & Decor Holdings, Inc., Class A†	31,328	2,379,675
Home Depot, Inc.	1,670	612,289
Lowe's Cos., Inc.	2,666	591,505
Lululemon Athletica, Inc.†	197	46,803
O'Reilly Automotive, Inc.†	3,263	294,094
Ross Stores, Inc.	3,396	433,262
TJX Cos., Inc.	2,509	309,836
Tractor Supply Co.	1,102	58,152
Walmart, Inc.	11,103	1,085,651
Williams-Sonoma, Inc.	470	76,784
Yum! Brands, Inc.	437	64,755
		11,162,045
Security Description	Shares or Principal Amount	Value

Semiconductors — 13.9%
Applied Materials, Inc.	1,304	$ 238,723
ASML Holding NV	3,233	2,590,894
Broadcom, Inc.	33,808	9,319,175
KLA Corp.	1,900	1,701,906
Marvell Technology, Inc.	14,461	1,119,281
Micron Technology, Inc.	4,132	509,269
Monolithic Power Systems, Inc.	183	133,843
NVIDIA Corp.	175,689	27,757,105
NXP Semiconductors NV	389	84,993
Texas Instruments, Inc.	2,994	621,614
		44,076,803
Software — 21.6%
Adobe, Inc.†	683	264,239
ANSYS, Inc.†	148	51,981
AppLovin Corp., Class A†	4,255	1,489,590
Atlassian Corp., Class A†	3,224	654,762
Autodesk, Inc.†	821	254,157
Broadridge Financial Solutions, Inc.	197	47,877
Cadence Design Systems, Inc.†	576	177,494
Cloudflare, Inc., Class A†	73,698	14,432,279
Datadog, Inc., Class A†	7,615	1,022,923
Dayforce, Inc.†	607	33,622
Dynatrace, Inc.†	12,189	672,955
Electronic Arts, Inc.	342	54,617
Fair Isaac Corp.†	94	171,828
Fiserv, Inc.†	2,116	364,820
HubSpot, Inc.†	1,241	690,778
Intuit, Inc.	1,069	841,977
Jack Henry & Associates, Inc.	112	20,179
Microsoft Corp.	42,154	20,967,821
MicroStrategy, Inc., Class A†	15,968	6,454,745
MSCI, Inc.	296	170,715
Oracle Corp.	6,197	1,354,850
Palantir Technologies, Inc., Class A†	8,119	1,106,782
Paychex, Inc.	576	83,785
Paycom Software, Inc.	180	41,652
PTC, Inc.†	216	37,225
ROBLOX Corp., Class A†	58,234	6,126,217
Salesforce, Inc.	8,156	2,224,060
Samsara, Inc., Class A†	9,681	385,110
ServiceNow, Inc.†	786	808,071
Snowflake, Inc.†	31,774	7,110,068
Synopsys, Inc.†	308	157,905
Tyler Technologies, Inc.†	163	96,633
Workday, Inc., Class A†	384	92,160
		68,463,877
Telecommunications — 0.3%
Arista Networks, Inc.†	3,946	403,715
Motorola Solutions, Inc.	639	268,674
T-Mobile US, Inc.	971	231,351
		903,740
Transportation — 0.7%
CSX Corp.	3,293	107,450
Old Dominion Freight Line, Inc.	3,583	581,521
Union Pacific Corp.	6,738	1,550,279
		2,239,250
Total Common Stocks (cost $204,166,213)		311,217,248

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.2%
SPDR Portfolio S&P 500 Growth ETF (cost $357,903)	4,501	$ 429,035
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 02/25/2026; Strike Price: USD 7.82; Counterparty: JPMorgan Chase Bank, N.A.)	24,243,084	23,201
Over the Counter call option on the USD vs. CNY (Expiration Date: 04/01/2026; Strike Price: USD 7.90; Counterparty: Standard Chartered Bank)	14,837,364	15,179
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/13/2026; Strike Price: USD 7.71; Counterparty: Goldman Sachs International)	23,427,474	46,199
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/31/2025; Strike Price: USD 7.77; Counterparty: JPMorgan Chase Bank, N.A.)	11,882,552	12
Over the Counter call option on the USD vs. CNY (Expiration Date: 09/01/2025; Strike Price: USD 7.66; Counterparty: JPMorgan Chase Bank, N.A.)	12,465,929	199
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/16/2025; Strike Price: USD 7.76; Counterparty: Standard Chartered Bank)	24,302,865	1,993
Over the Counter call option on the USD vs. CNY (Expiration Date: 12/02/2025; Strike Price: USD 8.02; Counterparty: Goldman Sachs International)	26,728,004	1,737
Total Purchased Options (cost $605,605)		88,520
Total Long-Term Investment Securities (cost $205,129,721)		311,734,803
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Administration Class 4.02%(1)	1,173,102	$ 1,173,102
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(1)	317,347	317,347
Total Short-Term Investments (cost $1,490,449)		1,490,449
TOTAL INVESTMENTS (cost $206,620,170)	98.7%	313,225,252
Other assets less liabilities	1.3	4,261,957
NET ASSETS	100.0%	$317,487,209
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Large Cap Growth Portfolio has no right to demand registration of these securities. At June 30, 2025, the aggregate value of these securities was $4,349,747 representing 1.4% of net assets.
(1)	The rate shown is the 7-day yield as of June 30, 2025.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
CNY—Chinese Yuan

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	E-Mini Russell 1000 Index	September 2025	$205,370	$215,850	$10,480
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$170,929	$1,476,331	$—	$1,647,260
Commercial Services	2,301,171	4,349,747	—	6,650,918
Other Industries	302,919,070	—	—	302,919,070
Unaffiliated Investment Companies	429,035	—	—	429,035
Purchased Options	—	88,520	—	88,520
Short-Term Investments	1,490,449	—	—	1,490,449
Total Investments at Value	$307,310,654	$5,914,598	$—	$313,225,252
Other Financial Instruments:†
Futures Contracts	$10,480	$—	$—	$10,480
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Advertising — 0.0%
Interpublic Group of Cos., Inc.	1,679	$ 41,102
Omnicom Group, Inc.	886	63,739
		104,841
Aerospace/Defense — 2.3%
BAE Systems PLC	42,878	1,110,079
Boeing Co.†	3,437	720,155
General Dynamics Corp.	1,163	339,201
General Electric Co.	2,901	746,688
L3Harris Technologies, Inc.	8,528	2,139,163
Lockheed Martin Corp.	960	444,614
Northrop Grumman Corp.	623	311,488
RTX Corp.	12,151	1,774,289
		7,585,677
Agriculture — 0.8%
Altria Group, Inc.	4,193	245,836
Archer-Daniels-Midland Co.	32,117	1,695,135
Bunge Global SA	602	48,328
Philip Morris International, Inc.	3,277	596,840
		2,586,139
Airlines — 0.2%
Southwest Airlines Co.	18,356	595,469
Apparel — 0.1%
NIKE, Inc., Class B	5,412	384,469
Auto Manufacturers — 1.0%
Cummins, Inc.	3,118	1,021,145
Ford Motor Co.	17,853	193,705
General Motors Co.	4,414	217,213
PACCAR, Inc.	18,601	1,768,211
		3,200,274
Auto Parts & Equipment — 0.6%
Aptiv PLC†	10,345	705,736
Gentex Corp.	56,458	1,241,511
		1,947,247
Banks — 8.7%
Bank of America Corp.	30,082	1,423,480
Bank of New York Mellon Corp.	16,768	1,527,733
Citigroup, Inc.	8,600	732,032
Citizens Financial Group, Inc.	2,048	91,648
Fifth Third Bancorp	3,103	127,626
Goldman Sachs Group, Inc.	1,409	997,220
Huntington Bancshares, Inc.	6,554	109,845
JPMorgan Chase & Co.	28,597	8,290,556
KeyCorp	4,490	78,216
M&T Bank Corp.	8,888	1,724,183
Morgan Stanley	14,621	2,059,514
Northern Trust Corp.	10,402	1,318,870
PNC Financial Services Group, Inc.	10,700	1,994,694
Regions Financial Corp.	68,645	1,614,530
State Street Corp.	1,301	138,348
Truist Financial Corp.	53,467	2,298,546
US Bancorp	52,963	2,396,576
Wells Fargo & Co.	14,939	1,196,913
		28,120,530
Beverages — 2.4%
Brown-Forman Corp., Class B	822	22,120
Coca-Cola Co.	17,740	1,255,105
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Constellation Brands, Inc., Class A	719	$ 116,967
Heineken Holding NV	14,782	1,102,478
Keurig Dr Pepper, Inc.	49,826	1,647,248
Molson Coors Beverage Co., Class B	776	37,318
Monster Beverage Corp.†	1,768	110,748
PepsiCo, Inc.	19,100	2,521,964
Pernod Ricard SA	11,520	1,150,745
		7,964,693
Biotechnology — 1.3%
Amgen, Inc.	1,403	391,732
Biogen, Inc.†	660	82,889
Corteva, Inc.	3,141	234,099
Gilead Sciences, Inc.	29,254	3,243,391
Incyte Corp.†	290	19,749
Moderna, Inc.†	1,527	42,130
Regeneron Pharmaceuticals, Inc.	482	253,050
		4,267,040
Building Materials — 1.6%
Builders FirstSource, Inc.†	249	29,056
Carrier Global Corp.	1,938	141,842
CRH PLC	8,356	767,081
Fortune Brands Innovations, Inc.	8,439	434,440
Johnson Controls International PLC	19,408	2,049,873
Martin Marietta Materials, Inc.	1,309	718,589
Masco Corp.	564	36,299
Mohawk Industries, Inc.†	9,375	982,875
Vulcan Materials Co.	226	58,945
		5,219,000
Chemicals — 1.5%
Air Products & Chemicals, Inc.	1,019	287,419
Akzo Nobel NV	8,275	579,108
Albemarle Corp.	530	33,215
Axalta Coating Systems, Ltd.†	39,331	1,167,737
CF Industries Holdings, Inc.	785	72,220
Dow, Inc.	3,281	86,881
DuPont de Nemours, Inc.	1,932	132,516
Eastman Chemical Co.	519	38,749
Ecolab, Inc.	592	159,509
International Flavors & Fragrances, Inc.	1,153	84,803
Linde PLC	2,161	1,013,898
LyondellBasell Industries NV, Class A	1,168	67,581
Mosaic Co.	1,432	52,239
PPG Industries, Inc.	7,567	860,746
Sherwin-Williams Co.	459	157,602
		4,794,223
Commercial Services — 0.8%
Automatic Data Processing, Inc.	801	247,028
Equifax, Inc.	571	148,100
Global Payments, Inc.	1,155	92,446
H&R Block, Inc.	21,362	1,172,560
MarketAxess Holdings, Inc.	170	37,968
Moody's Corp.	342	171,544
PayPal Holdings, Inc.†	1,516	112,669
Rollins, Inc.	531	29,959
S&P Global, Inc.	765	403,377
Verisk Analytics, Inc.	367	114,321
		2,529,972
Computers — 4.5%
Accenture PLC, Class A	9,292	2,777,286

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Amdocs, Ltd.	28,808	$ 2,628,442
Amentum Holdings, Inc.†	1	14
Apple, Inc.	37,026	7,596,624
Cognizant Technology Solutions Corp., Class A	10,831	845,143
Dell Technologies, Inc., Class C	775	95,015
EPAM Systems, Inc.†	255	45,089
Hewlett Packard Enterprise Co.	5,921	121,085
HP, Inc.	4,341	106,181
Leidos Holdings, Inc.	284	44,804
NetApp, Inc.	486	51,783
Seagate Technology Holdings PLC	985	142,165
Western Digital Corp.	1,568	100,336
		14,553,967
Cosmetics/Personal Care — 2.8%
Colgate-Palmolive Co.	2,085	189,527
Estee Lauder Cos., Inc., Class A	19,300	1,559,440
Kenvue, Inc.	147,052	3,077,798
Procter & Gamble Co.	10,744	1,711,734
Unilever PLC ADR	42,378	2,592,262
		9,130,761
Distribution/Wholesale — 0.1%
Fastenal Co.	2,306	96,852
LKQ Corp.	1,171	43,339
Pool Corp.	172	50,134
		190,325
Diversified Financial Services — 4.3%
Ares Management Corp., Class A	6,269	1,085,791
Blackrock, Inc.	2,813	2,951,540
Capital One Financial Corp.	2,917	620,621
Cboe Global Markets, Inc.	472	110,075
Charles Schwab Corp.	36,035	3,287,833
CME Group, Inc.	1,651	455,049
Coinbase Global, Inc., Class A†	489	171,390
Franklin Resources, Inc.	1,397	33,318
Intercontinental Exchange, Inc.	1,264	231,906
Invesco, Ltd.	2,020	31,855
LPL Financial Holdings, Inc.	4,285	1,606,746
Nasdaq, Inc.	17,361	1,552,421
Raymond James Financial, Inc.	10,396	1,594,435
T. Rowe Price Group, Inc.	1,004	96,886
		13,829,866
Electric — 3.7%
AES Corp.	3,206	33,727
Alliant Energy Corp.	1,156	69,903
Ameren Corp.	1,252	120,242
American Electric Power Co., Inc.	18,234	1,891,960
CenterPoint Energy, Inc.	2,938	107,942
CMS Energy Corp.	1,395	96,646
Consolidated Edison, Inc.	1,654	165,979
Dominion Energy, Inc.	3,849	217,545
DTE Energy Co.	960	127,162
Duke Energy Corp.	19,808	2,337,344
Edison International	1,803	93,035
Entergy Corp.	2,049	170,313
Evergy, Inc.	1,037	71,480
Eversource Energy	18,282	1,163,101
Exelon Corp.	4,608	200,079
FirstEnergy Corp.	2,391	96,262
NextEra Energy, Inc.	3,109	215,827
Security Description	Shares or Principal Amount	Value

Electric (continued)
PG&E Corp.	10,080	$ 140,515
Pinnacle West Capital Corp.	513	45,898
PPL Corp.	1,597	54,122
Public Service Enterprise Group, Inc.	1,232	103,710
Sempra	26,144	1,980,931
Southern Co.	5,020	460,986
WEC Energy Group, Inc.	1,464	152,549
Xcel Energy, Inc.	30,129	2,051,785
		12,169,043
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	572	103,509
Emerson Electric Co.	19,910	2,654,600
Generac Holdings, Inc.†	102	14,608
		2,772,717
Electronics — 0.7%
Allegion PLC	184	26,518
Fortive Corp.	1,583	82,522
Honeywell International, Inc.	2,950	686,996
Jabil, Inc.	513	111,885
Keysight Technologies, Inc.†	799	130,924
Mettler-Toledo International, Inc.†	58	68,134
Ralliant Corp.†	527	25,587
TE Connectivity PLC	6,397	1,078,982
Trimble, Inc.†	620	47,107
		2,258,655
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	598	23,711
First Solar, Inc.†	227	37,577
		61,288
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	552	72,560
Entertainment — 0.0%
Caesars Entertainment, Inc.†	957	27,169
Environmental Control — 0.1%
Pentair PLC	261	26,794
Veralto Corp.	579	58,450
Waste Management, Inc.	789	180,539
		265,783
Food — 1.7%
The Campbell's Company	887	27,186
Conagra Brands, Inc.	28,929	592,177
General Mills, Inc.	15,747	815,852
Hershey Co.	687	114,008
Hormel Foods Corp.	1,312	39,688
J.M. Smucker Co.	479	47,038
Kellanova	1,252	99,572
Kraft Heinz Co.	3,933	101,550
Kroger Co.	2,812	201,705
Lamb Weston Holdings, Inc.	643	33,339
McCormick & Co., Inc.	1,184	89,771
Mondelez International, Inc., Class A	20,639	1,391,894
Sysco Corp.	2,252	170,566
Tyson Foods, Inc., Class A	1,290	72,163
US Foods Holding Corp.†	21,450	1,651,864
		5,448,373
Forest Products & Paper — 0.0%
International Paper Co.	2,442	114,359

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas — 0.5%
Atmos Energy Corp.	9,484	$ 1,461,579
NiSource, Inc.	2,119	85,481
		1,547,060
Hand/Machine Tools — 0.0%
Snap-on, Inc.	246	76,551
Stanley Black & Decker, Inc.	695	47,086
		123,637
Healthcare-Products — 3.1%
Abbott Laboratories	7,947	1,080,872
Agilent Technologies, Inc.	1,317	155,419
Align Technology, Inc.†	316	59,828
Baxter International, Inc.	2,302	69,705
Bio-Techne Corp.	713	36,684
Boston Scientific Corp.†	10,237	1,099,556
Cooper Cos., Inc.†	900	64,044
Danaher Corp.	2,932	579,187
Edwards Lifesciences Corp.†	2,702	211,324
GE HealthCare Technologies, Inc.	2,106	155,991
Hologic, Inc.†	1,012	65,942
IDEXX Laboratories, Inc.†	376	201,664
Medtronic PLC	30,237	2,635,759
Revvity, Inc.	549	53,099
Solventum Corp.†	623	47,248
STERIS PLC	458	110,021
Stryker Corp.	740	292,766
Thermo Fisher Scientific, Inc.	1,733	702,662
Waters Corp.†	145	50,611
West Pharmaceutical Services, Inc.	326	71,329
Zimmer Biomet Holdings, Inc.	27,323	2,492,131
		10,235,842
Healthcare-Services — 4.0%
Centene Corp.†	38,433	2,086,143
Charles River Laboratories International, Inc.†	230	34,898
Cigna Group	1,226	405,291
Elevance Health, Inc.	5,883	2,288,252
HCA Healthcare, Inc.	326	124,891
Humana, Inc.	558	136,420
IQVIA Holdings, Inc.†	10,794	1,701,026
Labcorp Holdings, Inc.	390	102,379
Molina Healthcare, Inc.†	250	74,475
Quest Diagnostics, Inc.	3,367	604,814
UnitedHealth Group, Inc.	15,803	4,930,062
Universal Health Services, Inc., Class B	3,080	557,942
		13,046,593
Home Builders — 0.1%
D.R. Horton, Inc.	1,269	163,599
Lennar Corp., Class A	1,083	119,791
NVR, Inc.†	5	36,928
		320,318
Household Products/Wares — 0.5%
Avery Dennison Corp.	362	63,520
Church & Dwight Co., Inc.	1,108	106,490
Clorox Co.	555	66,639
Kimberly-Clark Corp.	6,381	822,638
Reckitt Benckiser Group PLC	9,383	638,297
		1,697,584
Security Description	Shares or Principal Amount	Value

Insurance — 4.5%
Aflac, Inc.	2,268	$ 239,183
Allstate Corp.	6,636	1,335,893
American International Group, Inc.	2,674	228,868
Aon PLC, Class A	488	174,099
Arthur J. Gallagher & Co.	641	205,197
Assurant, Inc.	231	45,620
Berkshire Hathaway, Inc., Class B†	7,866	3,821,067
Chubb, Ltd.	3,440	996,637
Cincinnati Financial Corp.	331	49,293
Everest Group, Ltd.	3,773	1,282,254
Globe Life, Inc.	378	46,982
Hartford Insurance Group, Inc.	584	74,092
Loews Corp.	797	73,053
Marsh & McLennan Cos., Inc.	7,998	1,748,683
MetLife, Inc.	22,602	1,817,653
Principal Financial Group, Inc.	989	78,556
Prudential Financial, Inc.	1,596	171,474
Travelers Cos., Inc.	1,039	277,974
W.R. Berkley Corp.	609	44,743
Willis Towers Watson PLC	6,135	1,880,377
		14,591,698
Internet — 3.1%
Alphabet, Inc., Class A	8,618	1,518,750
Alphabet, Inc., Class C	9,019	1,599,880
Amazon.com, Inc.†	18,218	3,996,847
CDW Corp.	619	110,547
eBay, Inc.	713	53,090
F5, Inc.†	9,002	2,649,469
Gen Digital, Inc.	1,027	30,194
Match Group, Inc.	1,132	34,968
VeriSign, Inc.	378	109,166
		10,102,911
Iron/Steel — 0.3%
Nucor Corp.	1,086	140,680
Reliance, Inc.	1,902	597,038
Steel Dynamics, Inc.	663	84,871
		822,589
Lodging — 0.0%
MGM Resorts International†	1,008	34,665
Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	11,445	1,299,465
Machinery-Diversified — 1.2%
Deere & Co.	650	330,518
Dover Corp.	4,812	881,703
IDEX Corp.	341	59,869
Middleby Corp.†	9,187	1,322,928
Nordson Corp.	245	52,521
Otis Worldwide Corp.	1,822	180,414
Rockwell Automation, Inc.	521	173,061
Toro Co.	11,662	824,270
Xylem, Inc.	1,121	145,013
		3,970,297
Media — 1.1%
Charter Communications, Inc., Class A†	443	181,103
Comcast Corp., Class A	17,097	610,192
FactSet Research Systems, Inc.	95	42,492
Fox Corp., Class A	982	55,031
Fox Corp., Class B	594	30,668
News Corp., Class A	1,705	50,673

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class B	503	$ 17,258
Paramount Global, Class B	2,682	34,598
Walt Disney Co.	20,639	2,559,442
Warner Bros. Discovery, Inc.†	10,416	119,367
		3,700,824
Mining — 0.2%
Freeport-McMoRan, Inc.	6,584	285,416
Newmont Corp.	5,110	297,709
		583,125
Miscellaneous Manufacturing — 1.3%
3M Co.	11,741	1,787,450
A.O. Smith Corp.	16,285	1,067,808
Illinois Tool Works, Inc.	725	179,256
Siemens AG	3,510	900,228
Teledyne Technologies, Inc.†	210	107,585
Textron, Inc.	823	66,079
		4,108,406
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	127	39,162
Oil & Gas — 5.0%
Antero Resources Corp.†	37,391	1,506,109
APA Corp.	1,668	30,508
Chevron Corp.	10,572	1,513,805
ConocoPhillips	24,373	2,187,233
Coterra Energy, Inc.	87,642	2,224,354
Devon Energy Corp.	3,057	97,243
Diamondback Energy, Inc.	865	118,851
EOG Resources, Inc.	2,506	299,743
EQT Corp.	2,748	160,263
Expand Energy Corp.	948	110,859
Exxon Mobil Corp.	38,186	4,116,451
Marathon Petroleum Corp.	10,620	1,764,088
Occidental Petroleum Corp.	3,253	136,658
Phillips 66	1,892	225,716
Shell PLC	31,091	1,089,515
TotalEnergies SE ADR	7,720	473,931
Valero Energy Corp.	1,452	195,178
		16,250,505
Oil & Gas Services — 0.4%
Baker Hughes Co.	23,905	916,518
Halliburton Co.	4,066	82,865
Schlumberger NV	6,244	211,047
		1,210,430
Packaging & Containers — 0.5%
Amcor PLC	10,469	96,210
Ball Corp.	1,345	75,441
Graphic Packaging Holding Co.	64,442	1,357,793
Packaging Corp. of America	201	37,879
Smurfit WestRock PLC	2,229	96,181
		1,663,504
Pharmaceuticals — 8.2%
AbbVie, Inc.	4,691	870,744
AstraZeneca PLC ADR	20,070	1,402,492
Becton Dickinson & Co.	15,834	2,727,407
Bristol-Myers Squibb Co.	9,298	430,404
Cardinal Health, Inc.	1,111	186,648
Cencora, Inc.	791	237,181
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
CVS Health Corp.	13,081	$ 902,327
Dexcom, Inc.†	1,042	90,956
Henry Schein, Inc.†	17,555	1,282,393
Johnson & Johnson	53,779	8,214,742
McKesson Corp.	574	420,616
Merck & Co., Inc.	57,144	4,523,519
Pfizer, Inc.	119,671	2,900,825
Roche Holding AG	2,694	880,697
Roche Holding AG ADR	27,844	1,134,922
Viatris, Inc.	5,381	48,052
Zoetis, Inc.	2,052	320,009
		26,573,934
Pipelines — 1.1%
Kinder Morgan, Inc.	8,857	260,396
ONEOK, Inc.	17,477	1,426,648
Targa Resources Corp.	8,991	1,565,153
Williams Cos., Inc.	2,693	169,147
		3,421,344
Private Equity — 0.8%
Blackstone, Inc.	3,354	501,691
KKR & Co., Inc.	14,931	1,986,271
		2,487,962
Real Estate — 0.0%
CoStar Group, Inc.†	1,943	156,217
REITS — 3.0%
Alexandria Real Estate Equities, Inc.	694	50,405
American Tower Corp.	7,558	1,670,469
AvalonBay Communities, Inc.	359	73,057
BXP, Inc.	656	44,260
Camden Property Trust	236	26,595
Crown Castle, Inc.	18,727	1,923,825
Digital Realty Trust, Inc.	1,450	252,779
Equinix, Inc.	237	188,526
Equity Residential	23,761	1,603,630
Essex Property Trust, Inc.	151	42,793
Extra Space Storage, Inc.	526	77,553
Federal Realty Investment Trust	348	33,057
Gaming & Leisure Properties, Inc.	28,791	1,343,964
Healthpeak Properties, Inc.	3,154	55,227
Host Hotels & Resorts, Inc.	1,166	17,910
Invitation Homes, Inc.	2,665	87,412
Kimco Realty Corp.	3,063	64,384
Mid-America Apartment Communities, Inc.	311	46,031
Prologis, Inc.	4,247	446,445
Realty Income Corp.	13,450	774,854
Regency Centers Corp.	736	52,425
SBA Communications Corp.	485	113,897
UDR, Inc.	747	30,500
Ventas, Inc.	2,021	127,626
VICI Properties, Inc.	4,857	158,338
Welltower, Inc.	1,287	197,851
Weyerhaeuser Co.	3,396	87,243
		9,591,056
Retail — 3.3%
Best Buy Co., Inc.	877	58,873
CarMax, Inc.†	693	46,576
Darden Restaurants, Inc.	301	65,609
Dick's Sporting Goods, Inc.	6,669	1,319,195
Dollar General Corp.	1,028	117,583

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Dollar Tree, Inc.†	6,235	$ 617,514
Domino's Pizza, Inc.	90	40,554
Genuine Parts Co.	627	76,061
Home Depot, Inc.	2,549	934,565
Industria de Diseno Textil SA ADR	97,674	1,274,646
Lowe's Cos., Inc.	2,587	573,978
Lululemon Athletica, Inc.†	284	67,473
McDonald's Corp.	3,283	959,194
MSC Industrial Direct Co., Inc., Class A	13,933	1,184,584
Ross Stores, Inc.	1,512	192,901
Starbucks Corp.	19,777	1,812,166
Target Corp.	2,100	207,165
TJX Cos., Inc.	2,112	260,811
Tractor Supply Co.	1,107	58,416
Ulta Beauty, Inc.†	217	101,517
Walgreens Boots Alliance, Inc.	3,233	37,115
Walmart, Inc.	6,559	641,339
Yum! Brands, Inc.	765	113,358
		10,761,193
Semiconductors — 3.7%
Advanced Micro Devices, Inc.†	7,425	1,053,608
Analog Devices, Inc.	9,085	2,162,412
Applied Materials, Inc.	2,160	395,431
Broadcom, Inc.	5,785	1,594,635
Intel Corp.	19,839	444,394
Lam Research Corp.	5,882	572,554
Microchip Technology, Inc.	2,478	174,377
Micron Technology, Inc.	5,105	629,191
NXP Semiconductors NV	8,040	1,756,660
ON Semiconductor Corp.†	11,754	616,027
QUALCOMM, Inc.	9,951	1,584,796
Skyworks Solutions, Inc.	725	54,027
Teradyne, Inc.	735	66,091
Texas Instruments, Inc.	4,171	865,983
		11,970,186
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	176	42,497
Software — 6.6%
Adobe, Inc.†	5,600	2,166,528
Akamai Technologies, Inc.†	677	53,998
ANSYS, Inc.†	221	77,620
Broadridge Financial Solutions, Inc.	296	71,937
Cadence Design Systems, Inc.†	567	174,721
Electronic Arts, Inc.	629	100,451
Fidelity National Information Services, Inc.	2,429	197,745
Jack Henry & Associates, Inc.	197	35,493
Microsoft Corp.	35,656	17,735,651
Paychex, Inc.	788	114,622
PTC, Inc.†	288	49,634
Roper Technologies, Inc.	491	278,318
Synopsys, Inc.†	342	175,337
Take-Two Interactive Software, Inc.†	779	189,180
Workday, Inc., Class A†	523	125,520
		21,546,755
Telecommunications — 3.5%
AT&T, Inc.	32,889	951,808
Cisco Systems, Inc.	86,187	5,979,654
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Corning, Inc.	29,667	$ 1,560,188
Juniper Networks, Inc.	1,493	59,615
T-Mobile US, Inc.	1,033	246,123
Verizon Communications, Inc.	57,160	2,473,313
		11,270,701
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	591	43,628
Transportation — 2.1%
C.H. Robinson Worldwide, Inc.	535	51,333
CSX Corp.	4,657	151,958
Expeditors International of Washington, Inc.	631	72,092
FedEx Corp.	1,015	230,720
JB Hunt Transport Services, Inc.	359	51,552
Knight-Swift Transportation Holdings, Inc.	25,437	1,125,078
Norfolk Southern Corp.	10,409	2,664,392
Old Dominion Freight Line, Inc.	476	77,255
Union Pacific Corp.	2,743	631,109
United Parcel Service, Inc., Class B	16,590	1,674,595
		6,730,084
Water — 0.0%
American Water Works Co., Inc.	903	125,616
Total Common Stocks (cost $294,319,624)		320,264,228
UNAFFILIATED INVESTMENT COMPANIES — 0.5%
iShares S&P 500 Value ETF (cost $1,532,763)	8,622	1,684,911
Total Long-Term Investment Securities (cost $295,852,387)		321,949,139
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(1) (cost $292,304)	292,304	292,304
REPURCHASE AGREEMENTS — 0.3%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$180,000	180,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	190,000	190,000
BNP Paribas SA Joint Repurchase Agreement(2)	185,000	185,000
Deutsche Bank AG Joint Repurchase Agreement(2)	180,000	180,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	180,000	180,000
Total Repurchase Agreements (cost $915,000)		915,000
TOTAL INVESTMENTS (cost $297,059,691)	99.5%	323,156,443
Other assets less liabilities	0.5	1,634,034
NET ASSETS	100.0%	$324,790,477
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of June 30, 2025.
(2)	See Note 2 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	E-Mini Russell 1000 Index	September 2025	$281,764	$288,735	$6,971
3	Long	Micro E-mini S&P 500 Index	September 2025	91,614	93,806	2,192
						$9,163
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	665,236	USD	890,933	09/26/2025	$—	$ (22,709)
	USD	72,068	GBP	52,390	09/26/2025	—	(116)
						—	(22,825)
Citibank, N.A.	GBP	665,237	USD	891,077	09/26/2025	—	(22,566)
Goldman Sachs International	EUR	755,034	USD	875,922	09/26/2025	—	(18,517)
	GBP	665,236	USD	891,267	09/26/2025	—	(22,375)
						—	(40,892)
JPMorgan Chase Bank, N.A.	CHF	297,687	USD	367,949	09/26/2025	—	(11,267)
	EUR	755,034	USD	876,246	09/26/2025	—	(18,193)
						—	(29,460)
Morgan Stanley & Co. International PLC	EUR	755,034	USD	875,170	09/26/2025	—	(19,269)
UBS AG	CHF	297,687	USD	367,940	09/26/2025	—	(11,276)
	EUR	755,034	USD	875,854	09/26/2025	—	(18,585)
						—	(29,861)
Unrealized Appreciation (Depreciation)						$—	$(164,873)
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$6,475,598	$1,110,079	$—	$7,585,677
Beverages	5,711,470	2,253,223	—	7,964,693
Chemicals	4,215,115	579,108	—	4,794,223
Household Products/Wares	1,059,287	638,297	—	1,697,584
Miscellaneous Manufacturing	3,208,178	900,228	—	4,108,406
Oil & Gas	15,160,990	1,089,515	—	16,250,505
Pharmaceuticals	25,693,237	880,697	—	26,573,934
Other Industries	251,289,206	—	—	251,289,206
Unaffiliated Investment Companies	1,684,911	—	—	1,684,911
Short-Term Investments	292,304	—	—	292,304
Repurchase Agreements	—	915,000	—	915,000
Total Investments at Value	$314,790,296	$8,366,147	$—	$323,156,443
Other Financial Instruments:†
Futures Contracts	$9,163	$—	$—	$9,163
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$164,873	$—	$164,873
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Advertising — 1.0%
Trade Desk, Inc., Class A†	24,902	$ 1,792,695
Aerospace/Defense — 3.9%
FTAI Aviation, Ltd.	7,470	859,349
HEICO Corp.	3,031	994,168
HEICO Corp., Class A	1,515	392,006
Howmet Aerospace, Inc.	20,499	3,815,479
Karman Holdings, Inc.†	2,786	140,331
Leonardo DRS, Inc.	607	28,213
Loar Holdings, Inc.†	2,081	179,320
Rocket Lab Corp.†	14,406	515,303
Spirit AeroSystems Holdings, Inc., Class A†	233	8,889
Standardaero, Inc.†	3,902	123,498
		7,056,556
Agriculture — 0.0%
Darling Ingredients, Inc.†	358	13,582
Airlines — 0.0%
Alaska Air Group, Inc.†	433	21,425
American Airlines Group, Inc.†	825	9,256
Southwest Airlines Co.	1,080	35,035
		65,716
Apparel — 1.5%
Birkenstock Holding PLC†	1,426	70,131
Deckers Outdoor Corp.†	5,892	607,288
On Holding AG, Class A†	23,813	1,239,467
Ralph Lauren Corp.	484	132,752
Tapestry, Inc.	7,166	629,246
		2,678,884
Auto Parts & Equipment — 0.0%
Allison Transmission Holdings, Inc.	292	27,737
Banks — 0.1%
Bank of New York Mellon Corp.	1,050	95,666
Pinnacle Financial Partners, Inc.	108	11,924
Popular, Inc.	124	13,666
Western Alliance Bancorp	453	35,325
		156,581
Beverages — 0.3%
Celsius Holdings, Inc.†	4,603	213,533
Coca-Cola Consolidated, Inc.	145	16,189
Primo Brands Corp.	7,891	233,732
		463,454
Biotechnology — 2.4%
Alnylam Pharmaceuticals, Inc.†	4,901	1,598,167
Apellis Pharmaceuticals, Inc.†	2,168	37,528
Argenx SE ADR†	1,022	563,347
Avidity Biosciences, Inc.†	1,225	34,790
BeOneMedicines, Ltd. ADR†	203	49,140
Bio-Rad Laboratories, Inc., Class A†	165	39,818
Exelixis, Inc.†	4,407	194,239
Halozyme Therapeutics, Inc.†	2,475	128,749
Incyte Corp.†	826	56,251
Insmed, Inc.†	6,179	621,855
Ionis Pharmaceuticals, Inc.†	2,916	115,211
Nuvalent, Inc., Class A†	575	43,872
Revolution Medicines, Inc.†	1,200	44,148
Sarepta Therapeutics, Inc.†	1,577	26,967
Structure Therapeutics, Inc.†	2,569	53,281
Summit Therapeutics, Inc.†	4,457	94,845
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Ultragenyx Pharmaceutical, Inc.†	2,764	$ 100,499
United Therapeutics Corp.†	1,720	494,242
Viking Therapeutics, Inc.†	176	4,664
		4,301,613
Building Materials — 0.8%
AAON, Inc.	2,907	214,391
Armstrong World Industries, Inc.	254	41,260
AZEK Co., Inc.†	1,821	98,971
Eagle Materials, Inc.	41	8,286
Lennox International, Inc.	1,248	715,404
Louisiana-Pacific Corp.	615	52,884
Simpson Manufacturing Co., Inc.	68	10,561
Trex Co., Inc.†	1,044	56,773
Vulcan Materials Co.	650	169,533
		1,368,063
Commercial Services — 5.3%
Affirm Holdings, Inc.†	4,901	338,855
API Group Corp.†	1,149	58,656
Avis Budget Group, Inc.†	117	19,779
Block, Inc.†	8,470	575,367
Booz Allen Hamilton Holding Corp.	5,398	562,094
Bright Horizons Family Solutions, Inc.†	1,050	129,770
Corpay, Inc.†	2,797	928,101
Equifax, Inc.	858	222,539
Grand Canyon Education, Inc.†	156	29,484
GXO Logistics, Inc.†	1,275	62,093
H&R Block, Inc.	457	25,085
Morningstar, Inc.	2,313	726,120
Paylocity Holding Corp.†	2,130	385,935
Quanta Services, Inc.	6,691	2,529,733
RB Global, Inc.	230	24,424
Rollins, Inc.	6,613	373,105
Service Corp. International	682	55,515
Shift4 Payments, Inc., Class A†	2,484	246,189
Stride, Inc.†	375	54,446
Toast, Inc., Class A†	17,284	765,508
U-Haul Holding Co. †	62	3,755
U-Haul Holding Co. (Non-Voting)	775	42,137
United Rentals, Inc.	78	58,765
Valvoline, Inc.†	2,274	86,116
Verisk Analytics, Inc.	3,567	1,111,121
Verra Mobility Corp.†	2,000	50,780
WEX, Inc.†	56	8,226
WillScot Holdings Corp.	2,726	74,692
		9,548,390
Computer Data Security — 0.0%
Snyk, Ltd.†(1)(2)	4,274	33,850
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	41	56,944
Computers — 2.5%
CACI International, Inc., Class A†	121	57,681
CyberArk Software, Ltd.†	293	119,216
ExlService Holdings, Inc.†	4,396	192,501
Gartner, Inc.†	2,951	1,192,853
Globant SA†	86	7,812
KBR, Inc.	1,345	64,479
Kyndryl Holdings, Inc.†	306	12,840
Lumentum Holdings, Inc.†	106	10,076
NetApp, Inc.	1,620	172,611
Okta, Inc.†	3,649	364,790

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Parsons Corp.†	796	$ 57,129
Pure Storage, Inc., Class A†	8,573	493,633
Rubrik, Inc., Class A†	2,389	214,030
SailPoint, Inc.†	4,644	106,162
Seagate Technology Holdings PLC	399	57,588
Super Micro Computer, Inc.†	4,754	232,994
Zscaler, Inc.†	3,824	1,200,507
		4,556,902
Cosmetics/Personal Care — 0.1%
e.l.f. Beauty, Inc.†	970	120,707
Distribution/Wholesale — 2.1%
Copart, Inc.†	1,091	53,536
Core & Main, Inc., Class A†	4,975	300,241
Fastenal Co.	41,639	1,748,838
Pool Corp.	134	39,058
SiteOne Landscape Supply, Inc.†	687	83,086
WW Grainger, Inc.	1,429	1,486,503
		3,711,262
Diversified Financial Services — 5.9%
Ally Financial, Inc.	664	25,863
Ameriprise Financial, Inc.	3,535	1,886,736
Ares Management Corp., Class A	7,541	1,306,101
Blue Owl Capital, Inc.	24,281	466,438
Circle Internet Group, Inc.†	737	133,611
Coinbase Global, Inc., Class A†	1,867	654,365
Credit Acceptance Corp.†	15	7,641
Evercore, Inc., Class A	2,935	792,509
Freedom Holding Corp.†	302	44,107
Hamilton Lane, Inc., Class A	4,347	617,796
Houlihan Lokey, Inc.	416	74,859
Interactive Brokers Group, Inc., Class A	19,003	1,052,956
Jefferies Financial Group, Inc.	753	41,182
Lazard, Inc.	435	20,871
LPL Financial Holdings, Inc.	3,365	1,261,774
SLM Corp.	589	19,313
SoFi Technologies, Inc.†	2,942	53,574
StepStone Group, Inc., Class A	1,053	58,441
Stifel Financial Corp.	579	60,089
TPG, Inc.	3,496	183,365
Tradeweb Markets, Inc., Class A	12,741	1,865,282
UWM Holdings Corp.	357	1,478
XP, Inc., Class A	723	14,605
		10,642,956
Electric — 2.5%
Dominion Energy, Inc.	9,102	514,445
NRG Energy, Inc.	6,149	987,407
Talen Energy Corp.†	787	228,836
Vistra Corp.	14,061	2,725,162
		4,455,850
Electrical Components & Equipment — 0.0%
AMETEK, Inc.	304	55,012
Electronics — 2.1%
Badger Meter, Inc.	221	54,134
Celestica, Inc.†	12,691	1,981,192
Coherent Corp.†	600	53,526
Flex, Ltd.†	20,841	1,040,383
Hubbell, Inc.	250	102,102
Jabil, Inc.	1,390	303,159
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Keysight Technologies, Inc.†	680	$ 111,425
Mettler-Toledo International, Inc.†	46	54,037
TE Connectivity PLC	326	54,986
		3,754,944
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	2,571	101,940
Engineering & Construction — 0.6%
Comfort Systems USA, Inc.	1,608	862,226
EMCOR Group, Inc.	309	165,281
MasTec, Inc.†	263	44,823
TopBuild Corp.†	171	55,359
		1,127,689
Enterprise Software / Services — 0.0%
Socure, Inc.†(1)(2)	920	5,060
Entertainment — 5.1%
Churchill Downs, Inc.	1,649	166,549
DraftKings, Inc., Class A†	58,330	2,501,774
Flutter Entertainment PLC†	8,612	2,460,965
Light & Wonder, Inc.†	2,308	222,168
Live Nation Entertainment, Inc.†	20,403	3,086,566
TKO Group Holdings, Inc.	3,632	660,842
Vail Resorts, Inc.	581	91,293
		9,190,157
Environmental Control — 0.7%
Clean Harbors, Inc.†	3,811	881,027
GFL Environmental, Inc.	1,086	54,800
Tetra Tech, Inc.	2,518	90,547
Veralto Corp.	1,911	192,916
Waste Connections, Inc.	288	53,775
		1,273,065
Food — 1.4%
Hershey Co.	355	58,912
Performance Food Group Co.†	1,680	146,950
Sprouts Farmers Market, Inc.†	3,772	621,022
Sysco Corp.	5,248	397,483
US Foods Holding Corp.†	15,680	1,207,517
		2,431,884
Gas — 0.2%
Atmos Energy Corp.	2,796	430,892
Healthcare-Products — 5.2%
Bio-Techne Corp.	865	44,504
Caris Life Sciences, Inc.†	1,020	27,254
Exact Sciences Corp.†	21,728	1,154,626
Glaukos Corp.†	6,403	661,366
IDEXX Laboratories, Inc.†	3,053	1,637,446
Inspire Medical Systems, Inc.†	900	116,793
Insulet Corp.†	2,535	796,446
Lantheus Holdings, Inc.†	650	53,209
Masimo Corp.†	920	154,763
Natera, Inc.†	15,356	2,594,243
Penumbra, Inc.†	1,659	425,749
PROCEPT BioRobotics Corp.†	5,616	323,482
Repligen Corp.†	590	73,384
ResMed, Inc.	1,593	410,994
Revvity, Inc.	475	45,942
Waters Corp.†	2,554	891,448
		9,411,649

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services — 1.1%
Chemed Corp.	124	$ 60,379
DaVita, Inc.†	772	109,971
Encompass Health Corp.	2,375	291,246
Ensign Group, Inc.	5,221	805,392
HealthEquity, Inc.†	525	54,999
Medpace Holdings, Inc.†	633	198,673
Molina Healthcare, Inc.†	778	231,766
Quest Diagnostics, Inc.	525	94,306
Sotera Health Co.†	305	3,392
Tenet Healthcare Corp.†	950	167,200
		2,017,324
Home Builders — 0.0%
NVR, Inc.†	8	59,085
Home Furnishings — 0.2%
SharkNinja, Inc.†	1,436	142,150
Somnigroup International, Inc.	4,083	277,848
		419,998
Insurance — 0.7%
Allstate Corp.	297	59,789
Arch Capital Group, Ltd.	595	54,175
Brown & Brown, Inc.	2,655	294,360
Everest Group, Ltd.	119	40,442
Hanover Insurance Group, Inc.	665	112,963
Hartford Insurance Group, Inc.	429	54,427
Kinsale Capital Group, Inc.	682	330,020
Markel Group, Inc.†	51	101,865
RLI Corp.	89	6,428
Ryan Specialty Holdings, Inc.	3,805	258,702
		1,313,171
Internet — 4.7%
CDW Corp.	1,465	261,634
Chewy, Inc., Class A†	20,483	872,985
Coupang, Inc.†	43,070	1,290,377
Etsy, Inc.†	1,196	59,991
Expedia Group, Inc.	4,143	698,841
Gen Digital, Inc.	1,198	35,221
GoDaddy, Inc., Class A†	13,476	2,426,489
Lyft, Inc., Class A†	4,979	78,469
Pinterest, Inc., Class A†	17,238	618,155
Reddit, Inc., Class A†	4,736	713,100
Robinhood Markets, Inc., Class A†	4,716	441,559
Roku, Inc.†	338	29,707
Trump Media & Technology Group Corp.†	1,149	20,728
Wayfair, Inc., Class A†	344	17,592
Zillow Group, Inc., Class C†	12,016	841,721
		8,406,569
Iron/Steel — 0.1%
Carpenter Technology Corp.	171	47,261
Steel Dynamics, Inc.	1,075	137,611
		184,872
Leisure Time — 4.1%
Carnival Corp.†	28,507	801,617
Life Time Group Holdings, Inc.†	28,550	865,921
Norwegian Cruise Line Holdings, Ltd.†	8,063	163,518
Planet Fitness, Inc., Class A†	3,645	397,487
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Royal Caribbean Cruises, Ltd.	14,637	$ 4,583,430
Viking Holdings, Ltd.†	9,709	517,393
		7,329,366
Lodging — 2.6%
Choice Hotels International, Inc.	168	21,316
Hilton Worldwide Holdings, Inc.	10,370	2,761,946
Hyatt Hotels Corp., Class A	400	55,860
Las Vegas Sands Corp.	9,113	396,507
Marriott International, Inc., Class A	4,801	1,311,681
Travel & Leisure Co.	421	21,728
Wyndham Hotels & Resorts, Inc.	1,373	111,501
		4,680,539
Machinery-Construction & Mining — 1.2%
BWX Technologies, Inc.	705	101,562
Vertiv Holdings Co., Class A	15,695	2,015,395
		2,116,957
Machinery-Diversified — 0.4%
Cognex Corp.	13,274	421,051
Esab Corp.	458	55,212
Rockwell Automation, Inc.	529	175,718
Symbotic, Inc.†	1,688	65,579
Westinghouse Air Brake Technologies Corp.	264	55,268
		772,828
Media — 1.3%
FactSet Research Systems, Inc.	49	21,917
Liberty Broadband Corp., Class A†	69	6,750
Liberty Broadband Corp., Class C†	477	46,927
Liberty Media Corp.-Liberty Formula One, Class A†	142	13,484
Liberty Media Corp.-Liberty Formula One, Class C†	21,449	2,241,421
Nexstar Media Group, Inc.	35	6,053
		2,336,552
Metal Fabricate/Hardware — 0.1%
RBC Bearings, Inc.†	415	159,692
Mining — 0.2%
Anglogold Ashanti PLC†	1,234	56,233
Cameco Corp.	3,992	296,326
		352,559
Miscellaneous Manufacturing — 2.0%
Axon Enterprise, Inc.†	4,348	3,599,883
Carlisle Cos., Inc.	226	84,388
		3,684,271
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	280	86,341
Oil & Gas — 1.0%
Coterra Energy, Inc.	12,997	329,864
Diamondback Energy, Inc.	2,432	334,157
EQT Corp.	899	52,430
Expand Energy Corp.	443	51,804
HF Sinclair Corp.	324	13,310
Magnolia Oil & Gas Corp., Class A	2,342	52,648
Matador Resources Co.	1,143	54,544
Ovintiv, Inc.	1,300	49,465
Permian Resources Corp.	8,039	109,491
Phillips 66	589	70,268

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Texas Pacific Land Corp.	388	$ 409,879
Viper Energy, Inc.	8,333	317,737
		1,845,597
Oil & Gas Services — 0.1%
TechnipFMC PLC	5,075	174,783
Pharmaceuticals — 3.9%
Alkermes PLC†	1,750	50,068
Ascendis Pharma A/S ADR†	325	56,095
BellRing Brands, Inc.†	14,782	856,321
Cardinal Health, Inc.	5,577	936,936
Cencora, Inc.	8,229	2,467,466
Corcept Therapeutics, Inc.†	2,648	194,363
Dexcom, Inc.†	21,816	1,904,319
Neurocrine Biosciences, Inc.†	3,462	435,139
Option Care Health, Inc.†	1,684	54,696
Vaxcyte, Inc.†	1,100	35,761
Verona Pharma PLC ADR†	559	52,870
		7,044,034
Pipelines — 2.2%
Cheniere Energy, Inc.	4,165	1,014,261
Targa Resources Corp.	16,402	2,855,260
		3,869,521
Private Equity — 0.5%
KKR & Co., Inc.	6,228	828,511
Real Estate — 0.3%
CBRE Group, Inc., Class A†	1,079	151,190
CoStar Group, Inc.†	1,716	137,966
FirstService Corp.	600	104,772
Jones Lang LaSalle, Inc.†	257	65,735
		459,663
REITS — 1.2%
AvalonBay Communities, Inc.	2,331	474,359
Crown Castle, Inc.	5,228	537,072
CubeSmart	1,259	53,508
Equity LifeStyle Properties, Inc.	855	52,728
Iron Mountain, Inc.	1,100	112,827
Lamar Advertising Co., Class A	3,673	445,755
Simon Property Group, Inc.	2,520	405,115
Sun Communities, Inc.	489	61,854
UDR, Inc.	369	15,066
		2,158,284
Retail — 7.1%
AutoZone, Inc.†	15	55,683
BJ's Wholesale Club Holdings, Inc.†	2,344	252,754
Burlington Stores, Inc.†	3,295	766,549
Carvana Co.†	5,269	1,775,442
Casey's General Stores, Inc.	560	285,751
Cava Group, Inc.†	4,565	384,510
Chipotle Mexican Grill, Inc.†	10,499	589,519
Darden Restaurants, Inc.	4,651	1,013,778
Dick's Sporting Goods, Inc.	2,659	525,977
Domino's Pizza, Inc.	441	198,715
Dutch Bros, Inc., Class A†	4,000	273,480
Ferguson Enterprises, Inc.	744	162,006
Floor & Decor Holdings, Inc., Class A†	1,208	91,760
Freshpet, Inc.†	764	51,921
Lithia Motors, Inc.	59	19,931
Security Description	Shares or Principal Amount	Value

Retail (continued)
Lululemon Athletica, Inc.†	1,225	$ 291,036
Murphy USA, Inc.	363	147,668
Ollie's Bargain Outlet Holdings, Inc.†	10,391	1,369,326
Restaurant Brands International, Inc.	4,165	276,098
RH†	242	45,740
Ross Stores, Inc.	4,400	561,352
Texas Roadhouse, Inc.	2,860	535,993
Tractor Supply Co.	19,381	1,022,735
Ulta Beauty, Inc.†	855	399,986
Wendy's Co.	1,458	16,650
Williams-Sonoma, Inc.	1,307	213,525
Wingstop, Inc.	3,492	1,175,896
Yum! Brands, Inc.	1,892	280,357
		12,784,138
Semiconductors — 1.3%
Astera Labs, Inc.†	2,892	261,495
Entegris, Inc.	1,197	96,538
Impinj, Inc.†	400	44,428
Lattice Semiconductor Corp.†	4,208	206,150
MACOM Technology Solutions Holdings, Inc.†	704	100,876
MKS, Inc.	525	52,164
Monolithic Power Systems, Inc.	1,824	1,334,037
Onto Innovation, Inc.†	719	72,569
Rambus, Inc.†	1,775	113,635
		2,281,892
Software — 17.4%
Appfolio, Inc., Class A†	899	207,022
AppLovin Corp., Class A†	1,230	430,598
Autodesk, Inc.†	175	54,175
Bentley Systems, Inc., Class B	3,179	171,571
Broadridge Financial Solutions, Inc.	4,569	1,110,404
CCC Intelligent Solutions Holdings, Inc.†	5,000	47,050
Chime Financial, Inc.†	846	29,196
Clearwater Analytics Holdings, Inc., Class A†	24,904	546,145
Cloudflare, Inc., Class A†	20,074	3,931,092
Confluent, Inc., Class A†	7,859	195,925
Databricks, Inc.†(1)(2)	2,067	213,955
Datadog, Inc., Class A†	16,880	2,267,490
Dayforce, Inc.†	283	15,675
Descartes Systems Group, Inc.†	525	53,364
DocuSign, Inc.†	21,598	1,682,268
DoubleVerify Holdings, Inc.†	1,336	20,000
Doximity, Inc., Class A†	2,637	161,754
Dropbox, Inc., Class A†	1,095	31,317
Duolingo, Inc.†	1,629	667,923
Dynatrace, Inc.†	11,088	612,169
Elastic NV†	3,900	328,887
Fair Isaac Corp.†	846	1,546,454
Gitlab, Inc., Class A†	2,654	119,722
Guidewire Software, Inc.†	6,622	1,559,150
HubSpot, Inc.†	3,630	2,020,567
Magic Leap, Inc., Class A†(1)(2)	9	4
Manhattan Associates, Inc.†	2,694	531,984
Monday.com, Ltd.†	367	115,414
MongoDB, Inc.†	687	144,263
MSCI, Inc.	1,671	963,733
nCino, Inc.†	306	8,559
Nutanix, Inc., Class A†	3,618	276,560
Paychex, Inc.	4,190	609,477
Paycom Software, Inc.	3,996	924,674
Pegasystems, Inc.	577	31,233

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Procore Technologies, Inc.†	3,109	$ 212,718
PTC, Inc.†	1,627	280,397
RingCentral, Inc., Class A†	1,614	45,757
ROBLOX Corp., Class A†	22,502	2,367,210
Samsara, Inc., Class A†	18,525	736,925
SentinelOne, Inc., Class A†	4,247	77,635
ServiceTitan, Inc.†	5,757	617,035
Snowflake, Inc.†	1,973	441,498
Take-Two Interactive Software, Inc.†	1,939	470,886
Tanium Class B†(1)(2)	1,910	10,180
Tempus AI, Inc.†	1,662	105,604
Teradata Corp.†	443	9,883
Twilio, Inc., Class A†	7,673	954,214
Tyler Technologies, Inc.†	1,506	892,817
Unity Software, Inc.†	377	9,123
Veeva Systems, Inc., Class A†	8,295	2,388,794
		31,250,450
Telecommunications — 0.4%
AST SpaceMobile, Inc.†	6,434	300,661
Corning, Inc.	3,300	173,547
Credo Technology Group Holding, Ltd.†	700	64,813
InterDigital, Inc.	493	110,545
Iridium Communications, Inc.	130	3,922
Ubiquiti, Inc.	84	34,579
		688,067
Transportation — 0.2%
Old Dominion Freight Line, Inc.	1,309	212,450
XPO, Inc.†	1,834	231,616
		444,066
Total Common Stocks (cost $145,956,346)		176,583,164
CONVERTIBLE PREFERRED STOCKS — 0.6%
Computer Data Security — 0.0%
Snyk, Ltd. Series F†(1)(2)	7,164	56,739
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	2,778
E-Commerce/Services — 0.1%
Rappi, Inc. Series E †(1)(2)	1,959	66,103
Enterprise Software / Services — 0.0%
Socure, Inc. Series A †(1)(2)	1,118	6,149
Socure, Inc. Series A1†(1)(2)	918	5,049
Socure, Inc. Series B†(1)(2)	17	94
Socure, Inc. Series E†(1)(2)	2,127	11,698
		22,990
Internet — 0.0%
DataRobot, Inc. Series G†(1)(2)	2,952	8,443
Security Description	Shares or Principal Amount	Value

Software — 0.5%
Databricks, Inc. Series F †(1)(2)	5,040	$ 521,690
Databricks, Inc. Series G †(1)(2)	486	50,306
Databricks, Inc. Series H†(1)(2)	1,092	113,033
Tanium, Inc. Series G†(1)(2)	32,619	173,859
		858,888
Total Convertible Preferred Stocks (cost $713,654)		1,015,941
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
iShares Russell Midcap Growth Index Fund	2,909	403,420
Vanguard Mid-Cap Growth ETF	1,418	403,265
Total Unaffiliated Investment Companies (cost $805,819)		806,685
Total Long-Term Investment Securities (cost $147,475,819)		178,405,790
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(3)	128,016	128,016
T. Rowe Price Government Reserve Fund 4.37%(3)	101	101
Total Short-Term Investments (cost $128,117)		128,117
REPURCHASE AGREEMENTS — 1.1%
Bank of America Securities LLC Joint Repurchase Agreement(4)	$380,000	380,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	410,000	410,000
BNP Paribas SA Joint Repurchase Agreement(4)	395,000	395,000
Deutsche Bank AG Joint Repurchase Agreement(4)	380,000	380,000

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(4)	$380,000	$ 380,000
Total Repurchase Agreements (cost $1,945,000)		1,945,000
TOTAL INVESTMENTS (cost $149,548,936)	100.3%	180,478,907
Other assets less liabilities	(0.3)	(537,104)
NET ASSETS	100.0%	$179,941,803
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	15	$25,563
	11/04/2021	26	44,324
		41	69,887	$56,944	$1,388.87	0.0%
Databricks, Inc.
	07/24/2020	1,404	22,481
	08/28/2020	663	10,608
		2,067	33,089	213,955	103.51	0.2
Magic Leap, Inc., Class A	12/28/2015	9	114,566	4	0.48	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Snyk, Ltd.	09/03/2021	4,274	$61,309	$33,850	$7.92	0.0%
Socure, Inc.	12/22/2021	920	14,783	5,060	5.50	0.0
Tanium Class B	09/24/2020	1,910	21,765	10,180	5.33	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	2,778	1,388.87	0.0
Databricks, Inc. Series F	10/22/2019	5,040	72,153	521,690	103.51	0.3
Databricks, Inc. Series G	02/01/2021	486	28,734	50,306	103.51	0.0
Databricks, Inc. Series H	08/31/2021	1,092	80,245	113,033	103.51	0.1
DataRobot, Inc. Series G	06/11/2021	2,952	80,768	8,443	2.86	0.0
Rappi, Inc. Series E	09/08/2020	1,959	117,042	66,103	33.74	0.1
Snyk, Ltd. Series F	09/03/2021	7,164	102,205	56,739	7.92	0.0
Socure, Inc. Series A	12/22/2021	1,118	17,965	6,149	5.50	0.0
Socure, Inc. Series A1	12/22/2021	918	14,751	5,049	5.50	0.0
Socure, Inc. Series B	12/22/2021	17	273	94	5.50	0.0
Socure, Inc. Series E	10/27/2021	2,127	34,178	11,698	5.50	0.0
Tanium, Inc. Series G	08/26/2015	32,619	161,930	173,859	5.33	0.1
				$1,335,934		0.8%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of June 30, 2025.
(4)	See Note 2 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Insurance
Goldman Sachs and Co. LLC	Equitable Holdings Inc	497	4.53%	Monthly	08/18/2026	$ 27,737	$ 145	$ 145
HSBC Holdings	Equitable Holdings Inc	5,752	4.73	Monthly	02/09/2028	313,944	8,743	8,743
							$8,888	$8,888
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	E-Mini Russell 2000 Index	September 2025	$327,920	$328,755	$835
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Data Security	$—	$—	$33,850	$33,850
Computer Graphics	—	—	56,944	56,944
Enterprise Software / Services	—	—	5,060	5,060
Software	31,026,311	—	224,139	31,250,450
Other Industries	145,236,860	—	—	145,236,860
Convertible Preferred Stocks	—	—	1,015,941	1,015,941
Unaffiliated Investment Companies	806,685	—	—	806,685
Short-Term Investments	128,117	—	—	128,117
Repurchase Agreements	—	1,945,000	—	1,945,000
Total Investments at Value	$177,197,973	$1,945,000	$1,335,934	$180,478,907
Other Financial Instruments:†
Swaps	$—	$8,888	$—	$8,888
Futures Contracts	835	—	—	835
Total Other Financial Instruments	$835	$8,888	$—	$9,723
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Advertising — 0.3%
Interpublic Group of Cos., Inc.	2,645	$ 64,750
Omnicom Group, Inc.	6,227	447,970
		512,720
Aerospace/Defense — 1.9%
Curtiss-Wright Corp.	270	131,909
Hexcel Corp.	8,876	501,405
Howmet Aerospace, Inc.	2,241	417,117
L3Harris Technologies, Inc.	7,199	1,805,797
Leonardo DRS, Inc.	329	15,292
Loar Holdings, Inc.†	23	1,982
Spirit AeroSystems Holdings, Inc., Class A†	753	28,727
Standardaero, Inc.†	29,635	937,948
		3,840,177
Agriculture — 0.1%
Archer-Daniels-Midland Co.	3,428	180,930
Bunge Global SA	952	76,427
Darling Ingredients, Inc.†	996	37,788
		295,145
Airlines — 1.0%
Alaska Air Group, Inc.†	6,681	330,576
American Airlines Group, Inc.†	4,497	50,456
Delta Air Lines, Inc.	14,864	731,012
Southwest Airlines Co.	24,071	780,863
United Airlines Holdings, Inc.†	2,334	185,856
		2,078,763
Apparel — 0.9%
Birkenstock Holding PLC†	268	13,180
Columbia Sportswear Co.	187	11,422
Crocs, Inc.†	390	39,499
Puma SE	15,051	410,946
PVH Corp.	375	25,725
Ralph Lauren Corp.	2,230	611,644
Skechers USA, Inc., Class A†	5,596	353,108
Tapestry, Inc.	123	10,801
Under Armour, Inc., Class A†	1,398	9,548
Under Armour, Inc., Class C†	1,209	7,847
VF Corp.	32,028	376,329
		1,870,049
Auto Manufacturers — 0.5%
Cummins, Inc.	987	323,242
Ford Motor Co.	28,000	303,800
Lucid Group, Inc.†	8,910	18,800
PACCAR, Inc.	3,871	367,977
Rivian Automotive, Inc., Class A†	5,559	76,381
		1,090,200
Auto Parts & Equipment — 0.5%
Allison Transmission Holdings, Inc.	507	48,160
Aptiv PLC†	10,502	716,447
Aurora Innovation, Inc.†	7,065	37,021
BorgWarner, Inc.	1,563	52,329
Gentex Corp.	1,663	36,569
Lear Corp.	397	37,707
QuantumScape Corp.†	2,646	17,781
		946,014
Banks — 5.0%
Bank of New York Mellon Corp.	4,761	433,775
Security Description	Shares or Principal Amount	Value

Banks (continued)
Bank OZK	765	$ 36,001
BOK Financial Corp.	168	16,402
Citizens Financial Group, Inc.	3,120	139,620
Columbia Banking System, Inc.	13,619	318,412
Comerica, Inc.	936	55,832
Commerce Bancshares, Inc.	900	55,953
Cullen/Frost Bankers, Inc.	426	54,758
East West Bancorp, Inc.	6,502	656,572
Fifth Third Bancorp	31,763	1,306,412
First Citizens BancShares, Inc., Class A	71	138,909
First Hawaiian, Inc.	898	22,414
First Horizon Corp.	3,606	76,447
FNB Corp.	2,546	37,121
Huntington Bancshares, Inc.	10,373	173,852
KeyCorp	38,251	666,332
M&T Bank Corp.	5,207	1,010,106
Northern Trust Corp.	6,876	871,808
Pinnacle Financial Partners, Inc.	510	56,309
Popular, Inc.	8,206	904,383
Prosperity Bancshares, Inc.	5,333	374,590
Regions Financial Corp.	30,896	726,674
SouthState Corp.	719	66,170
State Street Corp.	2,066	219,698
Synovus Financial Corp.	995	51,491
Webster Financial Corp.	10,276	561,070
Western Alliance Bancorp	9,521	742,448
Wintrust Financial Corp.	480	59,510
Zions Bancorp NA	1,074	55,784
		9,888,853
Beverages — 0.4%
Boston Beer Co., Inc., Class A†	50	9,541
Brown-Forman Corp., Class A	332	9,120
Brown-Forman Corp., Class B	1,059	28,498
Coca-Cola Consolidated, Inc.	320	35,728
Coca-Cola Europacific Partners PLC	5,683	526,928
Constellation Brands, Inc., Class A	937	152,431
Molson Coors Beverage Co., Class B	1,203	57,852
Primo Brands Corp.	1,841	54,530
		874,628
Biotechnology — 0.9%
Biogen, Inc.†	2,853	358,308
BioMarin Pharmaceutical, Inc.†	1,364	74,979
Bio-Rad Laboratories, Inc., Class A†	138	33,302
Certara, Inc.†	890	10,413
Corteva, Inc.	10,794	804,477
Exelixis, Inc.†	340	14,986
Illumina, Inc.†	1,135	108,290
Incyte Corp.†	841	57,272
Insmed, Inc.†	80	8,051
Ionis Pharmaceuticals, Inc.†	79	3,121
Moderna, Inc.†	2,544	70,189
Revolution Medicines, Inc.†	1,243	45,730
Roivant Sciences, Ltd.†	2,717	30,621
Royalty Pharma PLC, Class A	2,838	102,253
United Therapeutics Corp.†	322	92,527
Viking Therapeutics, Inc.†	720	19,080
		1,833,599
Building Materials — 1.3%
Armstrong World Industries, Inc.	214	34,762
AZEK Co., Inc.†	312	16,957
Builders FirstSource, Inc.†	3,370	393,245

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Eagle Materials, Inc.	222	$ 44,868
Fortune Brands Innovations, Inc.	868	44,685
Hayward Holdings, Inc.†	1,423	19,637
James Hardie Industries PLC†	14,594	392,433
Knife River Corp.†	4,774	389,749
Louisiana-Pacific Corp.	452	38,868
Martin Marietta Materials, Inc.	427	234,406
Masco Corp.	1,513	97,377
Mohawk Industries, Inc.†	3,654	383,085
Owens Corning	609	83,750
Simpson Manufacturing Co., Inc.	283	43,953
Trex Co., Inc.†	765	41,601
Vulcan Materials Co.	948	247,257
		2,506,633
Chemicals — 2.1%
Albemarle Corp.	863	54,084
Ashland, Inc.	7,182	361,111
Axalta Coating Systems, Ltd.†	1,615	47,949
Celanese Corp.	800	44,264
CF Industries Holdings, Inc.	1,188	109,296
Dow, Inc.	5,075	134,386
DuPont de Nemours, Inc.	18,328	1,257,118
Eastman Chemical Co.	7,749	578,540
Element Solutions, Inc.	1,643	37,214
FMC Corp.	915	38,201
Huntsman Corp.	1,198	12,483
International Flavors & Fragrances, Inc.	7,571	556,847
LyondellBasell Industries NV, Class A	1,837	106,289
Mosaic Co.	2,263	82,554
NewMarket Corp.	42	29,016
Olin Corp.	856	17,197
PPG Industries, Inc.	1,630	185,413
RPM International, Inc.	912	100,174
Westlake Corp.	5,446	413,515
		4,165,651
Commercial Services — 3.5%
ADT, Inc.	2,724	23,072
Affirm Holdings, Inc.†	780	53,929
API Group Corp.†	23,023	1,175,324
Avis Budget Group, Inc.†	75	12,679
Block, Inc.†	2,460	167,108
Bright Horizons Family Solutions, Inc.†	361	44,616
Clarivate PLC†	2,881	12,388
Corpay, Inc.†	2,506	831,541
Dun & Bradstreet Holdings, Inc.	2,230	20,271
Edenred SE	13,221	410,058
Equifax, Inc.	734	190,378
Euronet Worldwide, Inc.†	291	29,502
First Advantage Corp.†	21,580	358,444
FTI Consulting, Inc.†	240	38,760
Global Payments, Inc.	7,807	624,872
Grand Canyon Education, Inc.†	137	25,893
GXO Logistics, Inc.†	823	40,080
H&R Block, Inc.	808	44,351
ManpowerGroup, Inc.	342	13,817
MarketAxess Holdings, Inc.	261	58,292
Marqeta, Inc., Class A†	88,397	515,355
Morningstar, Inc.	54	16,952
Paylocity Holding Corp.†	27	4,892
Quanta Services, Inc.	238	89,983
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
RB Global, Inc.	1,249	$ 132,631
Robert Half, Inc.	746	30,623
Service Corp. International	999	81,319
TransUnion	7,545	663,960
U-Haul Holding Co. †	22	1,332
U-Haul Holding Co. (Non-Voting)	425	23,107
United Rentals, Inc.	465	350,331
Valvoline, Inc.†	104	3,938
Verisk Analytics, Inc.	401	124,912
Verra Mobility Corp.†	22,548	572,494
WEX, Inc.†	224	32,903
WillScot Holdings Corp.	947	25,948
		6,846,055
Computers — 2.2%
Amdocs, Ltd.	792	72,262
Amentum Holdings, Inc.†	1,142	26,974
CACI International, Inc., Class A†	156	74,365
Check Point Software Technologies, Ltd.†	2,194	485,422
Cognizant Technology Solutions Corp., Class A	3,541	276,304
Crane NXT Co.	363	19,566
DXC Technology Co.†	1,317	20,137
EPAM Systems, Inc.†	377	66,661
Genpact, Ltd.	1,154	50,788
Globant SA†	280	25,435
Hewlett Packard Enterprise Co.	9,405	192,332
HP, Inc.	6,765	165,472
KBR, Inc.	10,421	499,583
Kyndryl Holdings, Inc.†	1,551	65,080
Leidos Holdings, Inc.	4,450	702,032
Lumentum Holdings, Inc.†	456	43,347
NetApp, Inc.	882	93,977
Okta, Inc.†	716	71,578
Parsons Corp.†	339	24,330
Pure Storage, Inc., Class A†	293	16,871
Rubrik, Inc., Class A†	281	25,175
SailPoint, Inc.†	431	9,853
Sandisk Corp.†	13,908	630,728
Science Applications International Corp.	337	37,950
Super Micro Computer, Inc.†	1,994	97,726
Western Digital Corp.	8,800	563,112
		4,357,060
Cosmetics/Personal Care — 1.6%
Coty, Inc., Class A†	2,794	12,992
e.l.f. Beauty, Inc.†	393	48,905
Estee Lauder Cos., Inc., Class A	1,676	135,421
Kenvue, Inc.	92,992	1,946,322
Perrigo Co. PLC	36,846	984,525
		3,128,165
Distribution/Wholesale — 0.7%
Core & Main, Inc., Class A†	571	34,460
Fastenal Co.	1,471	61,782
LKQ Corp.	16,281	602,560
Pool Corp.	210	61,211
SiteOne Landscape Supply, Inc.†	2,933	354,717
Watsco, Inc.	250	110,405
WESCO International, Inc.	344	63,708
WW Grainger, Inc.	46	47,851
		1,336,694
Diversified Financial Services — 3.8%
Affiliated Managers Group, Inc.	200	39,354

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Air Lease Corp.	767	$ 44,862
Ally Financial, Inc.	1,744	67,929
Ameriprise Financial, Inc.	62	33,091
Cboe Global Markets, Inc.	751	175,141
Coinbase Global, Inc., Class A†	1,335	467,904
Credit Acceptance Corp.†	44	22,415
Evercore, Inc., Class A	263	71,015
Franklin Resources, Inc.	2,204	52,565
Hamilton Lane, Inc., Class A	99	14,070
Houlihan Lokey, Inc.	240	43,188
Invesco, Ltd.	2,714	42,800
Janus Henderson Group PLC	944	36,665
Jefferies Financial Group, Inc.	830	45,393
Lazard, Inc.	18,134	870,069
Mr. Cooper Group, Inc.†	450	67,145
Nasdaq, Inc.	2,958	264,504
OneMain Holdings, Inc.	8,377	477,489
Raymond James Financial, Inc.	7,417	1,137,545
Rocket Cos., Inc., Class A	1,657	23,496
SEI Investments Co.	746	67,036
SLM Corp.	15,506	508,442
SoFi Technologies, Inc.†	6,581	119,840
StepStone Group, Inc., Class A	5,750	319,125
Stifel Financial Corp.	736	76,382
Synchrony Financial	7,072	471,985
T. Rowe Price Group, Inc.	1,569	151,408
TPG, Inc.	6,602	346,275
Tradeweb Markets, Inc., Class A	766	112,142
UWM Holdings Corp.	276	1,143
Virtu Financial, Inc., Class A	587	26,292
Voya Financial, Inc.	16,986	1,206,006
XP, Inc., Class A	2,705	54,641
		7,457,357
Electric — 6.5%
AES Corp.	28,383	298,589
Alliant Energy Corp.	11,908	720,077
Ameren Corp.	10,517	1,010,053
Brookfield Renewable Corp.	1,016	33,304
CenterPoint Energy, Inc.	35,060	1,288,104
Clearway Energy, Inc., Class A	253	7,656
Clearway Energy, Inc., Class C	604	19,328
CMS Energy Corp.	11,616	804,757
Consolidated Edison, Inc.	8,286	831,500
Dominion Energy, Inc.	15,955	901,777
DTE Energy Co.	1,486	196,836
Edison International	7,800	402,480
Entergy Corp.	3,091	256,924
Evergy, Inc.	1,640	113,045
Eversource Energy	2,635	167,639
Exelon Corp.	7,250	314,795
FirstEnergy Corp.	21,162	851,982
IDACORP, Inc.	393	45,372
OGE Energy Corp.	1,481	65,727
PG&E Corp.	112,734	1,571,512
Pinnacle West Capital Corp.	6,817	609,917
PPL Corp.	5,308	179,888
Public Service Enterprise Group, Inc.	12,496	1,051,913
Sempra	6,333	479,851
Talen Energy Corp.†	325	94,500
Security Description	Shares or Principal Amount	Value

Electric (continued)
WEC Energy Group, Inc.	2,291	$ 238,722
Xcel Energy, Inc.	4,140	281,934
		12,838,182
Electrical Components & Equipment — 0.3%
Acuity, Inc.	226	67,425
AMETEK, Inc.	1,652	298,946
Generac Holdings, Inc.†	419	60,005
Littelfuse, Inc.	180	40,811
Universal Display Corp.	315	48,655
		515,842
Electronics — 3.7%
Allegion PLC	5,036	725,788
Arrow Electronics, Inc.†	370	47,149
Avnet, Inc.	641	34,024
Coherent Corp.†	1,100	98,131
Flex, Ltd.†	17,876	892,370
Fortive Corp.	13,674	712,826
Garmin, Ltd.	1,169	243,994
Hubbell, Inc.	384	156,829
Ingram Micro Holding Corp.	92	1,917
Jabil, Inc.	263	57,360
Keysight Technologies, Inc.†	7,337	1,202,241
Mettler-Toledo International, Inc.†	149	175,033
nVent Electric PLC	6,475	474,294
Ralliant Corp.†	4,558	221,017
Sensata Technologies Holding PLC	25,223	759,465
TD SYNNEX Corp.	555	75,314
TE Connectivity PLC	7,158	1,207,340
Trimble, Inc.†	1,709	129,850
Vontier Corp.	1,060	39,114
Woodward, Inc.	433	106,124
		7,360,180
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	728	120,513
Engineering & Construction — 0.5%
AECOM	949	107,104
EMCOR Group, Inc.	203	108,583
Everus Construction Group, Inc.†	376	23,887
Jacobs Solutions, Inc.	5,201	683,672
MasTec, Inc.†	352	59,991
TopBuild Corp.†	199	64,424
		1,047,661
Entertainment — 0.3%
Caesars Entertainment, Inc.†	1,480	42,017
Churchill Downs, Inc.	73	7,373
Flutter Entertainment PLC†	217	62,010
International Game Technology PLC	18,540	293,117
Liberty Media Corp.-Liberty Live, Class A†	151	12,001
Liberty Media Corp.-Liberty Live, Class C†	343	27,838
Madison Square Garden Sports Corp.†	123	25,701
Penn Entertainment, Inc.†	1,086	19,407
TKO Group Holdings, Inc.	283	51,492
Vail Resorts, Inc.	43	6,757
		547,713
Environmental Control — 0.8%
Clean Harbors, Inc.†	363	83,918
GFL Environmental, Inc.	11,566	583,620
Pentair PLC	6,939	712,358

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control (continued)
Tetra Tech, Inc.	1,567	$ 56,349
Veralto Corp.	1,006	101,556
		1,537,801
Food — 3.4%
The Campbell's Company	1,416	43,400
Albertsons Cos., Inc., Class A	26,635	572,919
Conagra Brands, Inc.	15,793	323,283
Flowers Foods, Inc.	22,545	360,269
General Mills, Inc.	3,928	203,510
Hershey Co.	3,124	518,428
Hormel Foods Corp.	2,074	62,738
Ingredion, Inc.	3,917	531,223
J.M. Smucker Co.	743	72,963
Kellanova	1,993	158,503
Kraft Heinz Co.	6,124	158,122
Kroger Co.	4,349	311,954
Lamb Weston Holdings, Inc.	21,363	1,107,672
McCormick & Co., Inc.	1,816	137,689
Performance Food Group Co.†	966	84,496
Pilgrim's Pride Corp.	273	12,280
Post Holdings, Inc.†	362	39,469
Seaboard Corp.	1	2,861
Smithfield Foods, Inc.	157	3,694
Sysco Corp.	7,961	602,966
Tyson Foods, Inc., Class A	10,179	569,413
US Foods Holding Corp.†	12,354	951,381
		6,829,233
Food Service — 0.8%
Aramark	27,354	1,145,312
Compass Group PLC	10,632	360,108
		1,505,420
Forest Products & Paper — 0.7%
International Paper Co.	30,945	1,449,154
Gas — 0.5%
Atmos Energy Corp.	4,037	622,142
MDU Resources Group, Inc.	1,486	24,772
National Fuel Gas Co.	660	55,908
NiSource, Inc.	3,375	136,147
UGI Corp.	1,542	56,160
		895,129
Hand/Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	389	80,647
MSA Safety, Inc.	273	45,736
Snap-on, Inc.	368	114,514
Stanley Black & Decker, Inc.	6,546	443,492
		684,389
Healthcare-Products — 4.0%
Agilent Technologies, Inc.	8,201	967,800
Align Technology, Inc.†	492	93,150
Avantor, Inc.†	22,020	296,389
Baxter International, Inc.	38,347	1,161,147
Bio-Techne Corp.	1,125	57,881
Bruker Corp.	741	30,529
Cooper Cos., Inc.†	9,377	667,267
Dentsply Sirona, Inc.	29,190	463,537
Envista Holdings Corp.†	1,246	24,347
Exact Sciences Corp.†	5,062	268,995
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
GE HealthCare Technologies, Inc.	7,350	$ 544,415
Globus Medical, Inc., Class A†	829	48,928
Hologic, Inc.†	1,600	104,256
QIAGEN NV	1,529	73,484
Repligen Corp.†	331	41,170
ResMed, Inc.	800	206,400
Revvity, Inc.	4,271	413,091
Solventum Corp.†	996	75,537
STERIS PLC	2,685	644,991
Teleflex, Inc.	2,168	256,604
Waters Corp.†	204	71,204
West Pharmaceutical Services, Inc.	513	112,244
Zimmer Biomet Holdings, Inc.	13,915	1,269,187
		7,892,553
Healthcare-Services — 2.1%
Acadia Healthcare Co., Inc.†	680	15,429
Amedisys, Inc.†	229	22,531
Centene Corp.†	3,561	193,291
Charles River Laboratories International, Inc.†	350	53,106
Chemed Corp.	96	46,745
Concentra Group Holdings Parent, Inc.	33,076	680,373
Encompass Health Corp.	714	87,558
Humana, Inc.	2,469	603,621
ICON PLC†	1,907	277,373
IQVIA Holdings, Inc.†	1,257	198,091
Labcorp Holdings, Inc.	2,414	633,699
Molina Healthcare, Inc.†	174	51,835
Quest Diagnostics, Inc.	800	143,704
Select Medical Holdings Corp.	36,945	560,825
Sotera Health Co.†	999	11,109
Tenet Healthcare Corp.†	657	115,632
Universal Health Services, Inc., Class B	2,814	509,756
		4,204,678
Home Builders — 1.1%
D.R. Horton, Inc.	1,968	253,715
Installed Building Products, Inc.	1,992	359,197
Lennar Corp., Class A	1,638	181,179
Lennar Corp., Class B	68	7,157
NVR, Inc.†	20	147,713
PulteGroup, Inc.	5,487	578,659
Thor Industries, Inc.	373	33,126
Toll Brothers, Inc.	6,153	702,242
		2,262,988
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	449	33,343
SharkNinja, Inc.†	394	39,002
Whirlpool Corp.	393	39,858
		112,203
Household Products/Wares — 0.4%
Avery Dennison Corp.	3,101	544,133
Church & Dwight Co., Inc.	1,766	169,730
Clorox Co.	884	106,142
Reynolds Consumer Products, Inc.	413	8,846
		828,851
Housewares — 0.1%
Newell Brands, Inc.	42,099	227,335
Scotts Miracle-Gro Co.	322	21,239
		248,574

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance — 6.7%
Allstate Corp.	5,381	$ 1,083,249
American Financial Group, Inc.	474	59,824
American International Group, Inc.	6,673	571,142
Arch Capital Group, Ltd.	2,617	238,278
Assurant, Inc.	6,868	1,356,361
Assured Guaranty, Ltd.	334	29,091
Axis Capital Holdings, Ltd.	544	56,478
Brighthouse Financial, Inc.†	434	23,336
Brown & Brown, Inc.	1,767	195,907
Cincinnati Financial Corp.	1,105	164,557
CNA Financial Corp.	163	7,584
Equitable Holdings, Inc.	11,480	644,028
Everest Group, Ltd.	1,537	522,349
Fidelity National Financial, Inc.	1,864	104,496
First American Financial Corp.	705	43,280
Globe Life, Inc.	613	76,190
Hanover Insurance Group, Inc.	7,196	1,222,385
Hartford Insurance Group, Inc.	8,928	1,132,695
Horace Mann Educators Corp.	6,392	274,664
Jackson Financial, Inc., Class A	7,563	671,519
Kemper Corp.	449	28,979
Lincoln National Corp.	20,787	719,230
Loews Corp.	1,225	112,284
Markel Group, Inc.†	71	141,813
MGIC Investment Corp.	1,673	46,576
Old Republic International Corp.	1,639	63,003
Primerica, Inc.	244	66,776
Principal Financial Group, Inc.	1,593	126,532
Prudential Financial, Inc.	2,544	273,327
Reinsurance Group of America, Inc.	473	93,824
RenaissanceRe Holdings, Ltd.	5,081	1,234,175
RLI Corp.	555	40,082
Unum Group	1,241	100,223
W.R. Berkley Corp.	2,167	159,210
White Mountains Insurance Group, Ltd.	17	30,527
Willis Towers Watson PLC	5,186	1,589,509
		13,303,483
Internet — 2.0%
CDW Corp.	5,944	1,061,539
eBay, Inc.	3,303	245,941
Etsy, Inc.†	284	14,245
F5, Inc.†	413	121,554
Gen Digital, Inc.	3,512	103,253
GoDaddy, Inc., Class A†	3,115	560,887
IAC, Inc.†	482	17,998
Lyft, Inc., Class A†	2,397	37,777
Maplebear, Inc.†	1,245	56,324
Match Group, Inc.	1,753	54,150
Pinterest, Inc., Class A†	22,523	807,675
Robinhood Markets, Inc., Class A†	4,598	430,511
Roku, Inc.†	792	69,609
Trump Media & Technology Group Corp.†	224	4,041
VeriSign, Inc.	571	164,905
Wayfair, Inc., Class A†	552	28,229
Zillow Group, Inc., Class A†	336	23,013
Zillow Group, Inc., Class C†	1,150	80,557
		3,882,208
Investment Companies — 0.3%
Main Street Capital Corp.	8,870	524,217
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.5%
ATI, Inc.†	1,003	$ 86,599
Carpenter Technology Corp.	284	78,492
Cleveland-Cliffs, Inc.†	3,490	26,524
Nucor Corp.	4,044	523,860
Reliance, Inc.	379	118,968
Steel Dynamics, Inc.	911	116,617
		951,060
Leisure Time — 0.6%
Amer Sports, Inc.†	1,070	41,473
Brunswick Corp.	8,177	451,697
Carnival Corp.†	5,361	150,751
Harley-Davidson, Inc.	851	20,084
Norwegian Cruise Line Holdings, Ltd.†	309	6,267
Viking Holdings, Ltd.†	7,979	425,201
YETI Holdings, Inc.†	592	18,660
		1,114,133
Lodging — 0.4%
Boyd Gaming Corp.	417	32,622
Choice Hotels International, Inc.	135	17,129
Hyatt Hotels Corp., Class A	3,812	532,346
MGM Resorts International†	1,469	50,519
Travel & Leisure Co.	303	15,638
Wyndham Hotels & Resorts, Inc.	57	4,629
Wynn Resorts, Ltd.	599	56,108
		708,991
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.	535	77,072
Oshkosh Corp.	459	52,115
		129,187
Machinery-Diversified — 3.6%
AGCO Corp.	10,654	1,099,067
Applied Industrial Technologies, Inc.	273	63,459
CNH Industrial NV	6,295	81,583
Cognex Corp.	1,208	38,318
Crane Co.	363	68,930
Dover Corp.	973	178,283
Esab Corp.	4,375	527,406
Flowserve Corp.	934	48,895
Gates Industrial Corp. PLC†	1,737	40,003
Graco, Inc.	1,191	102,390
IDEX Corp.	542	95,159
Ingersoll Rand, Inc.	2,895	240,806
Middleby Corp.†	6,212	894,528
Nordson Corp.	2,076	445,032
Otis Worldwide Corp.	7,158	708,785
Regal Rexnord Corp.	3,963	574,477
Rockwell Automation, Inc.	746	247,799
Toro Co.	715	50,536
Westinghouse Air Brake Technologies Corp.	4,570	956,730
Xylem, Inc.	5,640	729,590
		7,191,776
Media — 1.0%
Charter Communications, Inc., Class A†	1,590	650,008
FactSet Research Systems, Inc.	255	114,056
Fox Corp., Class A	1,548	86,750
Fox Corp., Class B	980	50,597
Liberty Broadband Corp., Class A†	64	6,261
Liberty Broadband Corp., Class C†	3,117	306,651
Liberty Global, Ltd., Class A†	1,241	12,422

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Global, Ltd., Class C†	1,140	$ 11,753
Liberty Media Corp.-Liberty Formula One, Class A†	109	10,351
Liberty Media Corp.-Liberty Formula One, Class C†	1,038	108,471
New York Times Co., Class A	1,186	66,392
News Corp., Class A	2,715	80,690
News Corp., Class B	836	28,683
Nexstar Media Group, Inc.	1,391	240,574
Paramount Global, Class A	72	1,652
Paramount Global, Class B	4,358	56,218
Sirius XM Holdings, Inc.	1,361	31,262
Warner Bros. Discovery, Inc.†	15,999	183,349
		2,046,140
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.	507	58,234
Mueller Industries, Inc.	778	61,828
RBC Bearings, Inc.†	607	233,574
Timken Co.	449	32,575
Valmont Industries, Inc.	148	48,332
		434,543
Mining — 0.7%
Alcoa Corp.	1,858	54,830
Anglogold Ashanti PLC†	3,174	144,639
Franco-Nevada Corp.	4,038	662,952
Freeport-McMoRan, Inc.	10,919	473,339
MP Materials Corp.†	865	28,778
Royal Gold, Inc.	471	83,763
		1,448,301
Miscellaneous Manufacturing — 0.7%
A.O. Smith Corp.	829	54,358
Carlisle Cos., Inc.	271	101,191
Donaldson Co., Inc.	854	59,225
ITT, Inc.	3,427	537,456
Teledyne Technologies, Inc.†	333	170,599
Textron, Inc.	5,413	434,610
		1,357,439
Office/Business Equipment — 0.3%
Zebra Technologies Corp., Class A†	1,852	571,083
Oil & Gas — 4.1%
Antero Resources Corp.†	2,078	83,702
APA Corp.	2,543	46,511
Chord Energy Corp.	424	41,064
Civitas Resources, Inc.	662	18,218
Coterra Energy, Inc.	5,388	136,747
Devon Energy Corp.	4,460	141,873
Diamondback Energy, Inc.	5,178	711,457
EQT Corp.	4,276	249,376
Expand Energy Corp.	15,734	1,839,934
Hess Corp.	2,027	280,821
HF Sinclair Corp.	1,032	42,395
Marathon Petroleum Corp.	5,785	960,946
Matador Resources Co.	801	38,224
Occidental Petroleum Corp.	4,830	202,908
Ovintiv, Inc.	1,862	70,849
Permian Resources Corp.	69,104	941,197
Phillips 66	8,015	956,190
Range Resources Corp.	1,736	70,603
Valero Energy Corp.	5,731	770,361
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Viper Energy, Inc.	14,563	$ 555,287
Weatherford International PLC	510	25,658
		8,184,321
Oil & Gas Services — 1.3%
Baker Hughes Co.	14,581	559,036
Halliburton Co.	15,816	322,330
NOV, Inc.	2,680	33,313
TechnipFMC PLC	33,253	1,145,233
Tidewater, Inc.†	10,726	494,790
		2,554,702
Packaging & Containers — 1.2%
Amcor PLC	63,284	581,580
AptarGroup, Inc.	469	73,366
Ardagh Group SA†	205	2,193
Ball Corp.	2,026	113,638
Crown Holdings, Inc.	830	85,473
Graphic Packaging Holding Co.	31,423	662,083
Packaging Corp. of America	633	119,289
Sealed Air Corp.	969	30,068
Silgan Holdings, Inc.	614	33,266
Smurfit WestRock PLC	3,737	161,252
Sonoco Products Co.	726	31,625
Stora Enso Oyj, Class R	38,314	415,406
		2,309,239
Pharmaceuticals — 1.7%
Alkermes PLC†	16,654	476,471
Becton Dickinson & Co.	2,698	464,730
BellRing Brands, Inc.†	946	54,802
Cardinal Health, Inc.	862	144,816
Cencora, Inc.	2,416	724,438
Elanco Animal Health, Inc.†	3,621	51,708
Henry Schein, Inc.†	786	57,417
Jazz Pharmaceuticals PLC†	426	45,207
Neurocrine Biosciences, Inc.†	4,800	603,312
Organon & Co.	17,388	168,316
Viatris, Inc.	65,879	588,299
		3,379,516
Pipelines — 1.3%
Antero Midstream Corp.	2,399	45,461
Cheniere Energy, Inc.	870	211,862
DT Midstream, Inc.	744	81,773
Kinder Morgan, Inc.	13,948	410,071
ONEOK, Inc.	4,482	365,866
Plains GP Holdings LP, Class A	23,137	449,552
South Bow Corp.	12,765	331,370
Targa Resources Corp.	4,303	749,066
		2,645,021
Private Equity — 0.2%
Carlyle Group, Inc.	9,212	473,497
Real Estate — 0.7%
CBRE Group, Inc., Class A†	1,898	265,948
CoStar Group, Inc.†	2,624	210,970
Howard Hughes Holdings, Inc.†	221	14,917
Jones Lang LaSalle, Inc.†	3,533	903,671
		1,395,506
REITS — 7.9%
AGNC Investment Corp.	6,795	62,446
Agree Realty Corp.	776	56,695

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Alexandria Real Estate Equities, Inc.	1,230	$ 89,335
American Homes 4 Rent, Class A	2,450	88,371
Americold Realty Trust, Inc.	2,090	34,757
Annaly Capital Management, Inc.	29,390	553,120
Apartment Investment & Management Co., Class A	41,478	358,785
AvalonBay Communities, Inc.	1,020	207,570
Brixmor Property Group, Inc.	23,271	605,977
BXP, Inc.	1,136	76,646
Camden Property Trust	762	85,870
Cousins Properties, Inc.	1,237	37,147
Crown Castle, Inc.	3,112	319,696
CubeSmart	1,658	70,465
Digital Realty Trust, Inc.	2,419	421,704
EastGroup Properties, Inc.	363	60,665
EPR Properties	554	32,276
Equity LifeStyle Properties, Inc.	1,359	83,810
Equity Residential	12,611	851,116
Essex Property Trust, Inc.	2,261	640,767
Extra Space Storage, Inc.	5,902	870,191
Federal Realty Investment Trust	623	59,179
First Industrial Realty Trust, Inc.	918	44,183
Gaming & Leisure Properties, Inc.	1,930	90,092
Healthcare Realty Trust, Inc.	2,353	37,319
Healthpeak Properties, Inc.	4,971	87,042
Highwoods Properties, Inc.	773	24,033
Host Hotels & Resorts, Inc.	4,918	75,540
Invitation Homes, Inc.	4,388	143,926
Iron Mountain, Inc.	2,104	215,807
Kilroy Realty Corp.	860	29,507
Kimco Realty Corp.	4,854	102,031
Lineage, Inc.	8,389	365,089
Medical Properties Trust, Inc.	3,578	15,421
Mid-America Apartment Communities, Inc.	4,236	626,970
Millrose Properties, Inc.	859	24,490
National Storage Affiliates Trust	518	16,571
NNN REIT, Inc.	1,341	57,904
Omega Healthcare Investors, Inc.	1,997	73,190
Park Hotels & Resorts, Inc.	1,509	15,437
Rayonier, Inc.	18,150	402,567
Realty Income Corp.	6,430	370,432
Regency Centers Corp.	10,843	772,347
Rexford Industrial Realty, Inc.	22,257	791,681
Rithm Capital Corp.	3,842	43,376
SBA Communications Corp.	770	180,827
Simon Property Group, Inc.	1,808	290,654
STAG Industrial, Inc.	1,340	48,615
Starwood Property Trust, Inc.	2,351	47,185
Sun Communities, Inc.	12,642	1,599,087
UDR, Inc.	2,240	91,459
Ventas, Inc.	10,270	648,550
VICI Properties, Inc.	26,853	875,408
Vornado Realty Trust	12,632	483,048
Weyerhaeuser Co.	25,282	649,495
WP Carey, Inc.	10,092	629,539
		15,635,410
Retail — 3.0%
Advance Auto Parts, Inc.	18,714	870,014
AutoNation, Inc.†	197	39,134
Bath & Body Works, Inc.	7,988	239,320
Best Buy Co., Inc.	1,386	93,042
BJ's Wholesale Club Holdings, Inc.†	4,506	485,882
Security Description	Shares or Principal Amount	Value

Retail (continued)
Burlington Stores, Inc.†	1,531	$ 356,172
CarMax, Inc.†	1,058	71,108
Casey's General Stores, Inc.	226	115,321
Darden Restaurants, Inc.	1,859	405,206
Dick's Sporting Goods, Inc.	388	76,750
Dillard's, Inc., Class A	23	9,610
Dollar General Corp.	1,575	180,149
Dollar Tree, Inc.†	1,457	144,301
Domino's Pizza, Inc.	159	71,645
Ferguson Enterprises, Inc.	3,441	749,278
Five Below, Inc.†	386	50,635
Floor & Decor Holdings, Inc., Class A†	495	37,600
Freshpet, Inc.†	235	15,971
GameStop Corp., Class A†	2,886	70,390
Gap, Inc.	1,650	35,987
Genuine Parts Co.	995	120,703
Lithia Motors, Inc.	163	55,065
Lululemon Athletica, Inc.†	320	76,026
Macy's, Inc.	2,029	23,658
MSC Industrial Direct Co., Inc., Class A	315	26,781
Ollie's Bargain Outlet Holdings, Inc.†	452	59,565
Penske Automotive Group, Inc.	133	22,851
QXO, Inc.†	3,681	79,289
Restaurant Brands International, Inc.	841	55,750
RH†	91	17,200
Ross Stores, Inc.	5,671	723,506
Ulta Beauty, Inc.†	243	113,680
Walgreens Boots Alliance, Inc.	5,307	60,924
Wendy's Co.	646	7,377
Williams-Sonoma, Inc.	723	118,117
Yum! Brands, Inc.	1,327	196,635
		5,874,642
Savings & Loans — 0.0%
TFS Financial Corp.	366	4,740
Semiconductors — 1.6%
Allegro MicroSystems, Inc.†	867	29,643
Amkor Technology, Inc.	845	17,737
Cirrus Logic, Inc.†	390	40,659
Entegris, Inc.	4,486	361,796
GlobalFoundries, Inc.†	719	27,466
IPG Photonics Corp.†	192	13,181
Lattice Semiconductor Corp.†	133	6,516
MACOM Technology Solutions Holdings, Inc.†	341	48,862
Microchip Technology, Inc.	3,785	266,350
MKS, Inc.	9,520	945,907
NXP Semiconductors NV	2,117	462,543
ON Semiconductor Corp.†	3,024	158,488
Onto Innovation, Inc.†	268	27,049
Qorvo, Inc.†	691	58,673
Rambus, Inc.†	4,717	301,982
Skyworks Solutions, Inc.	4,829	359,857
Teradyne, Inc.	1,153	103,678
		3,230,387
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	280	67,609
Software — 3.0%
Akamai Technologies, Inc.†	1,029	82,073
ANSYS, Inc.†	629	220,917
BILL Holdings, Inc.†	661	30,578
Broadridge Financial Solutions, Inc.	72	17,498
CCC Intelligent Solutions Holdings, Inc.†	40,767	383,617

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Concentrix Corp.	345	$ 18,235
Dayforce, Inc.†	1,005	55,667
DocuSign, Inc.†	9,564	744,940
DoubleVerify Holdings, Inc.†	466	6,976
Dropbox, Inc., Class A†	1,131	32,347
Electronic Arts, Inc.	4,997	798,021
Fair Isaac Corp.†	30	54,839
Fidelity National Information Services, Inc.	12,091	984,328
Informatica, Inc., Class A†	752	18,311
Jack Henry & Associates, Inc.	521	93,869
MongoDB, Inc.†	512	107,515
MSCI, Inc.	274	158,027
nCino, Inc.†	657	18,376
Nutanix, Inc., Class A†	1,379	105,411
Paychex, Inc.	1,590	231,281
Paycom Software, Inc.	167	38,644
Pegasystems, Inc.	4,187	226,642
PTC, Inc.†	756	130,289
SentinelOne, Inc., Class A†	582	10,639
SS&C Technologies Holdings, Inc.	8,456	700,157
Take-Two Interactive Software, Inc.†	848	205,937
Teradata Corp.†	527	11,757
Twilio, Inc., Class A†	841	104,587
Tyler Technologies, Inc.†	53	31,421
UiPath, Inc., Class A†	3,124	39,987
Unity Software, Inc.†	2,139	51,764
Veeva Systems, Inc., Class A†	216	62,204
Zoom Communications, Inc.†	1,884	146,914
ZoomInfo Technologies, Inc.†	2,128	21,535
		5,945,303
Telecommunications — 1.1%
AST SpaceMobile, Inc.†	93	4,346
Ciena Corp.†	1,012	82,306
Corning, Inc.	37,600	1,977,384
Frontier Communications Parent, Inc.†	1,682	61,225
Iridium Communications, Inc.	627	18,917
Juniper Networks, Inc.	2,400	95,832
Millicom International Cellular SA	737	27,615
		2,267,625
Toys/Games/Hobbies — 0.2%
Hasbro, Inc.	948	69,982
Mattel, Inc.†	18,985	374,384
		444,366
Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	856	82,133
Expeditors International of Washington, Inc.	983	112,308
JB Hunt Transport Services, Inc.	2,683	385,279
Kirby Corp.†	422	47,859
Knight-Swift Transportation Holdings, Inc.	6,809	301,162
Landstar System, Inc.	251	34,894
Norfolk Southern Corp.	5,773	1,477,715
Old Dominion Freight Line, Inc.	1,261	204,660
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Ryder System, Inc.	288	$ 45,792
Saia, Inc.†	2,059	564,146
Schneider National, Inc., Class B	333	8,042
XPO, Inc.†	653	82,467
		3,346,457
Water — 0.1%
American Water Works Co., Inc.	1,397	194,336
Essential Utilities, Inc.	1,977	73,426
		267,762
Total Common Stocks (cost $169,119,409)		195,597,491
CONVERTIBLE PREFERRED STOCKS — 0.2%
Aerospace/Defense — 0.2%
Boeing Co. (cost $287,150)	5,743	390,524
CONVERTIBLE BONDS & NOTES — 0.0%
Semiconductors — 0.0%
Wolfspeed, Inc.
0.25%, 02/15/2028	$ 109,000	26,978
1.88%, 12/01/2029	384,000	95,040
Total Convertible Bonds & Notes (cost $311,830)		122,018
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc. †(1) (cost $0)	1,285	0
Total Long-Term Investment Securities (cost $169,718,389)		196,110,033
SHORT-TERM INVESTMENTS — 1.0%
U.S. Government Agency — 0.2%
Federal Home Loan Bank Disc. Notes
4.10%, 07/01/2025	458,000	457,947
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(2)	1,291,605	1,291,605
T. Rowe Price Government Reserve Fund 4.37%(2)	216,940	216,940
		1,508,545
Total Short-Term Investments (cost $1,966,545)		1,966,492
TOTAL INVESTMENTS (cost $171,684,934)	99.8%	198,076,525
Other assets less liabilities	0.2	353,365
NET ASSETS	100.0%	$198,429,890
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of June 30, 2025.

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Diversified Financial Services
BNP Paribas SA	Western Union Co.	2,071	4.53%	Monthly	05/24/2027	$20,022	$(2,584)	$(2,584)
Insurance
Goldman, Sachs & Co.	Lincoln National Corp.	1,265	4.53	Monthly	08/18/2026	41,872	1,897	1,897
							$(687)	$(687)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
5	Long	E-Mini Russell 1000 Index	September 2025	$471,282	$481,225	$9,943
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$1,459,103	$410,946	$—	$1,870,049
Commercial Services	6,435,997	410,058	—	6,846,055
Food Service	1,145,312	360,108	—	1,505,420
Packaging & Containers	1,891,640	417,599	—	2,309,239
Other Industries	183,066,728	—	—	183,066,728
Convertible Preferred Stocks	390,524	—	—	390,524
Convertible Bonds & Notes	—	122,018	—	122,018
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments:
U.S. Government Agency	—	457,947	—	457,947
Other Short-Term Investments	1,508,545	—	—	1,508,545
Total Investments at Value	$195,897,849	$2,178,676	$0	$198,076,525
Other Financial Instruments:†
Swaps	$—	$1,897	$—	$1,897
Futures Contracts	9,943	—	—	9,943
Total Other Financial Instruments	$9,943	$1,897	$—	$11,840
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$2,584	$—	$2,584
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.5%
Advertising — 0.1%
Stagwell, Inc.†	9,778	$ 44,001
TechTarget, Inc.†	4,156	32,292
		76,293
Aerospace/Defense — 2.0%
AAR Corp.†	1,183	81,379
AeroVironment, Inc.†	925	263,579
Archer Aviation, Inc., Class A†	4,817	52,264
Hexcel Corp.	14,707	830,798
Joby Aviation, Inc.†	6,379	67,299
Kratos Defense & Security Solutions, Inc.†	5,465	253,849
Mercury Systems, Inc.†	1,676	90,269
Moog, Inc., Class A	4,072	736,910
National Presto Industries, Inc.	143	14,008
Rocket Lab Corp.†	3,233	115,644
Standardaero, Inc.†	1,643	52,001
Triumph Group, Inc.†	2,577	66,358
		2,624,358
Agriculture — 0.7%
Andersons, Inc.	1,668	61,299
Darling Ingredients, Inc.†	16,831	638,568
Dole PLC	4,771	66,746
Fresh Del Monte Produce, Inc.	2,278	73,853
Universal Corp.	805	46,883
Vital Farms, Inc.†	1,825	70,299
		957,648
Airlines — 0.2%
Allegiant Travel Co.†	466	25,606
JetBlue Airways Corp.†	10,118	42,799
SkyWest, Inc.†	2,140	220,356
Sun Country Airlines Holdings, Inc.†	1,309	15,381
		304,142
Apparel — 0.6%
Capri Holdings, Ltd.†	6,502	115,085
Carter's, Inc.	1,208	36,397
Hanesbrands, Inc.†	11,476	52,560
Kontoor Brands, Inc.	1,638	108,059
Oxford Industries, Inc.	8,174	329,004
Steven Madden, Ltd.	2,403	57,624
Wolverine World Wide, Inc.	8,116	146,737
		845,466
Auto Manufacturers — 0.0%
Blue Bird Corp.†	1,391	60,036
Auto Parts & Equipment — 1.0%
Adient PLC†	8,236	160,273
American Axle & Manufacturing Holdings, Inc.†	3,642	14,859
Aurora Innovation, Inc.†	2,990	15,668
BorgWarner, Inc.	7,210	241,391
Dana, Inc.	12,629	216,587
Dorman Products, Inc.†	891	109,299
Fox Factory Holding Corp.†	1,339	34,734
Garrett Motion, Inc.	8,601	90,396
Gentherm, Inc.†	1,022	28,912
Goodyear Tire & Rubber Co.†	10,333	107,153
Phinia, Inc.	3,344	148,775
Standard Motor Products, Inc.	659	20,244
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Titan International, Inc.†	6,729	$ 69,107
XPEL, Inc.†	751	26,961
		1,284,359
Banks — 8.5%
Amalgamated Financial Corp.	764	23,837
Amerant Bancorp, Inc.	383	6,982
Ameris Bancorp	4,857	314,248
Associated Banc-Corp.	836	20,390
Atlantic Union Bankshares Corp.	5,205	162,812
BancFirst Corp.	658	81,342
Bancorp, Inc.†	2,269	129,265
Bank of Hawaii Corp.	1,304	88,059
Bank of N.T. Butterfield & Son, Ltd.	6,050	267,894
BankUnited, Inc.	3,525	125,455
Banner Corp.	1,155	74,093
BayCom Corp.	169	4,683
Bridgewater Bancshares, Inc.†	262	4,168
Burke & Herbert Financial Services Corp.	208	12,424
Business First Bancshares, Inc.	2,060	50,779
Byline Bancorp, Inc.	2,907	77,704
Cadence Bank	948	30,317
Capital City Bank Group, Inc.	250	9,838
Cathay General Bancorp	2,309	105,129
Central Pacific Financial Corp.	661	18,528
ChoiceOne Financial Services, Inc.	438	12,571
City Holding Co.	469	57,415
CNB Financial Corp.	1,293	29,558
Community Financial System, Inc.	1,736	98,726
ConnectOne Bancorp, Inc.	4,411	102,159
Customers Bancorp, Inc.†	4,185	245,827
CVB Financial Corp.	4,251	84,127
Dime Community Bancshares, Inc.	1,818	48,977
Eagle Bancorp, Inc.	943	18,370
Eastern Bankshares, Inc.	9,033	137,934
Enterprise Financial Services Corp.	2,590	142,709
Equity Bancshares, Inc., Class A	2,819	115,015
FB Financial Corp.	1,645	74,518
Financial Institutions, Inc.	2,922	75,037
First Bancorp	15,374	677,840
First BanCorp.	32,576	678,558
First Commonwealth Financial Corp.	3,376	54,792
First Financial Bancorp	3,142	76,225
First Financial Corp.	973	52,727
First Hawaiian, Inc.	4,115	102,710
First Interstate BancSystem, Inc., Class A	406	11,701
First Merchants Corp.	11,960	458,068
First Mid Bancshares, Inc.	1,568	58,784
Hancock Whitney Corp.	1,245	71,463
Hanmi Financial Corp.	4,181	103,187
HBT Financial, Inc.	190	4,790
Heritage Commerce Corp.	8,952	88,893
Heritage Financial Corp.	1,089	25,962
Hilltop Holdings, Inc.	3,361	102,006
Hope Bancorp, Inc.	4,213	45,205
Independent Bank Corp.	2,011	126,462
Lakeland Financial Corp.	849	52,171
Mercantile Bank Corp.	1,301	60,379
Merchants Bancorp	2,036	67,331
Metropolitan Bank Holding Corp.†	867	60,690
Mid Penn Bancorp, Inc.	166	4,681
MidWestOne Financial Group, Inc.	1,003	28,856
National Bank Holdings Corp., Class A	1,267	47,652

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
NBT Bancorp, Inc.	1,749	$ 72,671
Northrim BanCorp, Inc.	326	30,403
OFG Bancorp	2,260	96,728
Old National Bancorp	8,308	177,293
Old Second Bancorp, Inc.	4,965	88,079
Origin Bancorp, Inc.	1,007	35,990
Park National Corp.	487	81,456
Pathward Financial, Inc.	3,668	290,212
Peapack-Gladstone Financial Corp.	548	15,481
Pinnacle Financial Partners, Inc.	150	16,561
QCR Holdings, Inc.	7,118	483,312
Renasant Corp.	4,886	175,554
S&T Bancorp, Inc.	1,273	48,145
Seacoast Banking Corp. of Florida	31,403	867,351
ServisFirst Bancshares, Inc.	1,649	127,814
Simmons First National Corp., Class A	4,133	78,362
SmartFinancial, Inc.	283	9,560
South Plains Financial, Inc.	3,202	115,400
Southside Bancshares, Inc.	1,846	54,328
SouthState Corp.	5,626	517,761
Stellar Bancorp, Inc.	1,517	42,446
Texas Capital Bancshares, Inc.†	719	57,089
Tompkins Financial Corp.	399	25,029
Towne Bank	1,650	56,397
TriCo Bancshares	11,624	470,656
Triumph Financial, Inc.†	736	40,561
TrustCo Bank Corp.	599	20,019
Trustmark Corp.	2,348	85,608
UMB Financial Corp.	913	96,011
United Bankshares, Inc.	728	26,521
United Community Banks, Inc.	20,636	614,746
Unity Bancorp, Inc.	593	27,918
Univest Financial Corp.	1,183	35,537
Veritex Holdings, Inc.	5,166	134,833
Walker & Dunlop, Inc.	1,075	75,766
WesBanco, Inc.	1,165	36,849
Westamerica BanCorp	859	41,610
Wintrust Financial Corp.	670	83,067
		11,265,147
Beverages — 0.1%
MGP Ingredients, Inc.	423	12,678
National Beverage Corp.†	755	32,646
Primo Brands Corp.	1,376	40,757
Vita Coco Co., Inc.†	1,891	68,265
		154,346
Biotechnology — 3.3%
ACADIA Pharmaceuticals, Inc.†	7,853	169,389
ADMA Biologics, Inc.†	7,800	142,038
Akero Therapeutics, Inc.†	3,708	197,859
Amicus Therapeutics, Inc.†	11,735	67,242
ANI Pharmaceuticals, Inc.†	1,552	101,268
Arcus Biosciences, Inc.†	2,244	18,266
Arcutis Biotherapeutics, Inc.†	8,581	120,306
Arrowhead Pharmaceuticals, Inc.†	4,124	65,159
Atea Pharmaceuticals, Inc.†	5,026	18,094
Avidity Biosciences, Inc.†	3,976	112,918
BioCryst Pharmaceuticals, Inc.†	8,669	77,674
Bridgebio Pharma, Inc.†	689	29,751
Celldex Therapeutics, Inc.†	1,104	22,466
Certara, Inc.†	3,694	43,220
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Crinetics Pharmaceuticals, Inc.†	3,194	$ 91,859
Cytek Biosciences, Inc.†	3,126	10,628
Dynavax Technologies Corp.†	9,901	98,218
Evolus, Inc.†	49,123	452,423
Halozyme Therapeutics, Inc.†	4,472	232,633
Immunome, Inc.†	10,474	97,408
Innoviva, Inc.†	1,829	36,745
Insmed, Inc.†	2,649	266,595
Janux Therapeutics, Inc.†	2,956	68,284
Krystal Biotech, Inc.†	841	115,604
Kymera Therapeutics, Inc.†	3,147	137,335
Ligand Pharmaceuticals, Inc.†	645	73,324
Myriad Genetics, Inc.†	3,132	16,631
NeoGenomics, Inc.†	46,583	340,522
PTC Therapeutics, Inc.†	1,201	58,657
Revolution Medicines, Inc.†	4,299	158,160
Scholar Rock Holding Corp.†	3,829	135,623
TG Therapeutics, Inc.†	4,423	159,184
Travere Therapeutics, Inc.†	4,465	66,082
Tyra Biosciences, Inc.†	1,289	12,336
Vera Therapeutics, Inc.†	4,385	103,311
Vericel Corp.†	1,664	70,803
Verve Therapeutics, Inc.†	16,427	184,475
Viking Therapeutics, Inc.†	4,073	107,935
Vir Biotechnology, Inc.†	3,082	15,533
Wave Life Sciences, Ltd.†	2,810	18,265
Xencor, Inc.†	2,398	18,848
		4,333,071
Building Materials — 2.0%
American Woodmark Corp.†	471	25,137
Apogee Enterprises, Inc.	1,280	51,968
Armstrong World Industries, Inc.	1,425	231,477
Boise Cascade Co.	2,119	183,972
Gibraltar Industries, Inc.†	977	57,643
Griffon Corp.	4,481	324,290
Hayward Holdings, Inc.†	42,677	588,943
Masterbrand, Inc.†	4,197	45,873
Modine Manufacturing Co.†	2,451	241,424
Northwest Pipe Co.†	418	17,142
Simpson Manufacturing Co., Inc.	3,432	533,024
SPX Technologies, Inc.†	1,533	257,053
UFP Industries, Inc.	1,565	155,498
		2,713,444
Chemicals — 3.0%
AdvanSix, Inc.	896	21,280
Avient Corp.	1,883	60,840
Balchem Corp.	6,480	1,031,616
Cabot Corp.	936	70,200
Celanese Corp.	3,590	198,635
Chemours Co.	4,896	56,059
Ecovyst, Inc.†	816	6,716
Element Solutions, Inc.	32,058	726,114
FMC Corp.	4,119	171,968
H.B. Fuller Co.	4,235	254,735
Hawkins, Inc.	3,923	557,458
Ingevity Corp.†	1,208	52,053
Innospec, Inc.	1,681	141,355
Koppers Holdings, Inc.	638	20,512
Minerals Technologies, Inc.	1,041	57,328
Orion SA	4,350	45,632
Perimeter Solutions, Inc.†	14,133	196,731

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Quaker Chemical Corp.	447	$ 50,037
Rogers Corp.†	440	30,131
Sensient Technologies Corp.	1,393	137,238
Stepan Co.	709	38,697
Tronox Holdings PLC	2,111	10,703
		3,936,038
Coal — 0.4%
Alpha Metallurgical Resources, Inc.†	677	76,149
Core Natural Resources, Inc.	1,978	137,946
Peabody Energy Corp.	10,182	136,643
SunCoke Energy, Inc.	2,804	24,086
Warrior Met Coal, Inc.	2,969	136,069
		510,893
Commercial Services — 4.3%
ABM Industries, Inc.	7,836	369,938
Adtalem Global Education, Inc.†	2,296	292,120
Alarm.com Holdings, Inc.†	1,651	93,397
AMN Healthcare Services, Inc.†	1,276	26,375
API Group Corp.†	5,944	303,441
Arlo Technologies, Inc.†	16,535	280,434
Barrett Business Services, Inc.	2,335	97,346
Brink's Co.	937	83,665
CBIZ, Inc.†	1,284	92,076
CoreCivic, Inc.†	3,582	75,473
Coursera, Inc.†	12,943	113,381
Deluxe Corp.	1,483	23,595
EVERTEC, Inc.	5,409	194,995
GEO Group, Inc.†	5,685	136,156
Healthcare Services Group, Inc.†	2,463	37,019
Heidrick & Struggles International, Inc.	2,294	104,973
Herc Holdings, Inc.	1,018	134,060
Hertz Global Holdings, Inc.†	6,087	41,574
Insperity, Inc.	1,152	69,258
John Wiley & Sons, Inc., Class A	3,089	137,862
KinderCare Learning Cos., Inc.†	9,819	99,172
Korn Ferry	1,695	124,294
Laureate Education, Inc.†	5,774	134,996
Legalzoom.com, Inc.†	4,684	41,734
Matthews International Corp., Class A	1,018	24,340
Mister Car Wash, Inc.†	10,686	64,223
Monro, Inc.	961	14,329
Payoneer Global, Inc.†	8,458	57,937
PROG Holdings, Inc.	1,324	38,859
Progyny, Inc.†	8,302	182,644
Robert Half, Inc.	3,295	135,260
Sezzle, Inc.†	733	131,390
Strategic Education, Inc.	1,703	144,976
Stride, Inc.†	2,500	362,975
Udemy, Inc.†	9,136	64,226
UL Solutions, Inc.	9,194	669,875
Upbound Group, Inc.	1,706	42,821
Verra Mobility Corp.†	20,713	525,903
Vestis Corp.	3,777	21,642
WillScot Holdings Corp.	5,985	163,989
		5,752,723
Computers — 3.7%
Amentum Holdings, Inc.†	4,951	116,893
ASGN, Inc.†	11,388	568,603
Corsair Gaming, Inc.†	1,493	14,079
D-Wave Quantum, Inc.†	4,746	69,481
Security Description	Shares or Principal Amount	Value

Computers (continued)
DXC Technology Co.†	5,949	$ 90,960
ExlService Holdings, Inc.†	1,523	66,692
Grid Dynamics Holdings, Inc.†	2,053	23,712
Insight Enterprises, Inc.†	906	125,105
KBR, Inc.	1,599	76,656
Lumentum Holdings, Inc.†	8,415	799,930
NCR Atleos Corp.†	2,430	69,328
NCR Voyix Corp.†	4,562	53,512
NetScout Systems, Inc.†	2,375	58,924
Qualys, Inc.†	814	116,296
Rigetti Computing, Inc.†	7,502	88,974
Sandisk Corp.†	4,451	201,853
Science Applications International Corp.	5,380	605,842
Tenable Holdings, Inc.†	2,857	96,510
Unisys Corp.†	17,265	78,210
V2X, Inc.†	11,621	564,200
WNS Holdings, Ltd.†	16,662	1,053,705
		4,939,465
Cosmetics/Personal Care — 0.3%
Edgewell Personal Care Co.	1,557	36,449
Interparfums, Inc.	595	78,130
Oddity Tech, Ltd., Class A†	1,319	99,545
Prestige Consumer Healthcare, Inc.†	1,632	130,315
		344,439
Distribution/Wholesale — 0.7%
G-III Apparel Group, Ltd.†	2,570	57,568
Hudson Technologies, Inc.†	453	3,678
MRC Global, Inc.†	5,540	75,953
OPENLANE, Inc.†	3,581	87,556
Resideo Technologies, Inc.†	9,311	205,401
Rush Enterprises, Inc., Class A	5,267	271,303
ScanSource, Inc.†	2,087	87,258
WESCO International, Inc.	570	105,564
		894,281
Diversified Financial Services — 4.0%
Acadian Asset Management, Inc.	1,993	70,233
Air Lease Corp.	3,411	199,509
Artisan Partners Asset Management, Inc., Class A	2,330	103,289
Atlanticus Holdings Corp.†	70	3,832
BGC Group, Inc., Class A	27,427	280,578
Bread Financial Holdings, Inc.	789	45,068
Burford Capital, Ltd.	10,370	147,876
Cohen & Steers, Inc.	1,352	101,873
Enact Holdings, Inc.	4,154	154,321
Encore Capital Group, Inc.†	744	28,800
Enova International, Inc.†	3,087	344,262
EZCORP, Inc., Class A†	1,645	22,833
Hamilton Lane, Inc., Class A	151	21,460
Houlihan Lokey, Inc.	3,840	691,008
LendingClub Corp.†	2,020	24,301
Mr. Cooper Group, Inc.†	2,800	417,788
Navient Corp.	3,538	49,886
Nelnet, Inc., Class A	210	25,435
PennyMac Financial Services, Inc.	984	98,046
Perella Weinberg Partners	30,337	589,145
Piper Sandler Cos.	837	232,636
PJT Partners, Inc., Class A	2,915	481,004
PRA Group, Inc.†	1,322	19,499
Radian Group, Inc.	5,604	201,856
StepStone Group, Inc., Class A	2,469	137,029
StoneX Group, Inc.†	3,347	305,046

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Upstart Holdings, Inc.†	1,816	$ 117,459
Victory Capital Holdings, Inc., Class A	830	52,846
Virtu Financial, Inc., Class A	2,676	119,858
Virtus Investment Partners, Inc.	584	105,938
WisdomTree, Inc.	3,858	44,406
World Acceptance Corp.†	99	16,347
		5,253,467
Electric — 1.2%
Avista Corp.	2,974	112,863
Black Hills Corp.	477	26,760
Clearway Energy, Inc., Class A	1,910	57,797
Clearway Energy, Inc., Class C	4,680	149,760
Genie Energy, Ltd., Class B	1,087	29,219
IDACORP, Inc.	5,923	683,810
MGE Energy, Inc.	1,194	105,597
Otter Tail Corp.	1,375	105,999
Portland General Electric Co.	2,368	96,212
Unitil Corp.	3,730	194,519
		1,562,536
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.	2,190	44,150
EnerSys	2,354	201,903
Insteel Industries, Inc.	643	23,926
Powell Industries, Inc.	313	65,871
		335,850
Electronics — 3.1%
Advanced Energy Industries, Inc.	1,236	163,770
Atkore, Inc.	1,568	110,622
Badger Meter, Inc.	969	237,357
Benchmark Electronics, Inc.	1,207	46,868
Brady Corp., Class A	1,437	97,673
CTS Corp.	978	41,673
ESCO Technologies, Inc.	4,241	813,721
Itron, Inc.†	1,496	196,918
Knowles Corp.†	8,141	143,444
Mesa Laboratories, Inc.	180	16,960
Mirion Technologies, Inc.†	36,108	777,405
NEXTracker, Inc., Class A†	962	52,304
NVE Corp.	973	71,622
OSI Systems, Inc.†	513	115,353
Plexus Corp.†	2,173	294,029
Ralliant Corp.†	3,731	180,916
Sanmina Corp.†	5,567	544,620
TTM Technologies, Inc.†	3,335	136,135
Vicor Corp.†	758	34,383
Vishay Intertechnology, Inc.	3,754	59,613
		4,135,386
Energy-Alternate Sources — 0.1%
Fluence Energy, Inc.†	2,110	14,158
REX American Resources Corp.†	461	22,455
SolarEdge Technologies, Inc.†	1,955	39,882
Sunrun, Inc.†	10,806	88,393
		164,888
Engineering & Construction — 2.5%
Arcosa, Inc.	3,399	294,727
Construction Partners, Inc., Class A†	285	30,290
Dycom Industries, Inc.†	2,218	542,057
Everus Construction Group, Inc.†	1,674	106,349
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Fluor Corp.†	4,022	$ 206,208
Frontdoor, Inc.†	2,414	142,281
Granite Construction, Inc.	2,043	191,041
IES Holdings, Inc.†	380	112,568
MYR Group, Inc.†	2,087	378,686
NV5 Global, Inc.†	1,739	40,154
Orion Group Holdings, Inc.†	4,005	36,325
Primoris Services Corp.	8,562	667,322
Sterling Infrastructure, Inc.†	2,096	483,610
Tutor Perini Corp.†	1,608	75,222
		3,306,840
Entertainment — 1.0%
Accel Entertainment, Inc.†	3,959	46,597
AMC Entertainment Holdings, Inc., Class A†	12,422	38,508
Churchill Downs, Inc.	4,562	460,762
Cinemark Holdings, Inc.	4,414	133,215
Golden Entertainment, Inc.	643	18,923
IMAX Corp.†	733	20,495
International Game Technology PLC	4,101	64,837
Lionsgate Studios Corp.†	3,336	19,382
Madison Square Garden Sports Corp.†	555	115,967
Monarch Casino & Resort, Inc.	1,621	140,119
Penn Entertainment, Inc.†	4,818	86,098
Pursuit Attractions & Hospitality, Inc.†	705	20,325
Six Flags Entertainment Corp.	3,083	93,816
Starz Entertainment Corp.†	222	3,568
United Parks & Resorts, Inc.†	1,993	93,970
		1,356,582
Environmental Control — 0.1%
Enviri Corp.†	2,746	23,835
Tetra Tech, Inc.	3,874	139,309
		163,144
Food — 1.3%
B&G Foods, Inc.	2,643	11,180
Cal-Maine Foods, Inc.	2,401	239,212
Chefs' Warehouse, Inc.†	12,755	813,897
Grocery Outlet Holding Corp.†	3,130	38,875
J&J Snack Foods Corp.	511	57,952
John B. Sanfilippo & Son, Inc.	303	19,162
Lancaster Colony Corp.	333	57,532
Simply Good Foods Co.†	6,265	197,911
SpartanNash Co.	1,768	46,834
Sprouts Farmers Market, Inc.†	570	93,845
SunOpta, Inc.†	6,905	40,049
Tootsie Roll Industries, Inc.	570	19,066
TreeHouse Foods, Inc.†	1,505	29,227
United Natural Foods, Inc.†	2,002	46,667
WK Kellogg Co.	2,122	33,825
		1,745,234
Forest Products & Paper — 0.0%
Sylvamo Corp.	1,143	57,264
Gas — 1.0%
Chesapeake Utilities Corp.	6,274	754,260
MDU Resources Group, Inc.	6,705	111,772
New Jersey Resources Corp.	1,185	53,112
Northwest Natural Holding Co.	1,312	52,113
ONE Gas, Inc.	2,209	158,739
Southwest Gas Holdings, Inc.	2,388	177,643
		1,307,639

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools — 0.5%
Enerpac Tool Group Corp.	1,775	$ 71,994
Franklin Electric Co., Inc.	1,287	115,495
Kennametal, Inc.	4,823	110,736
MSA Safety, Inc.	2,050	343,437
		641,662
Healthcare-Products — 5.3%
Adaptive Biotechnologies Corp.†	13,707	159,687
Artivion, Inc.†	1,273	39,590
AtriCure, Inc.†	3,147	103,127
Avanos Medical, Inc.†	1,540	18,850
Axogen, Inc.†	4,004	43,443
Azenta, Inc.†	14,748	453,943
BioLife Solutions, Inc.†	1,262	27,184
Caris Life Sciences, Inc.†	1,931	51,596
Castle Biosciences, Inc.†	14,778	301,767
Ceribell, Inc.†	5,484	102,715
CONMED Corp.	1,034	53,851
Embecta Corp.	2,013	19,506
Enovis Corp.†	1,864	58,455
Glaukos Corp.†	3,325	343,439
Haemonetics Corp.†	9,582	714,913
ICU Medical, Inc.†	8,125	1,073,719
Inogen, Inc.†	6,560	46,117
Inspire Medical Systems, Inc.†	968	125,617
Integer Holdings Corp.†	1,144	140,678
Integra LifeSciences Holdings Corp.†	5,916	72,589
iRhythm Technologies, Inc.†	5,532	851,707
Kestra Medical Technologies, Ltd.†	18,446	305,835
Lantheus Holdings, Inc.†	1,199	98,150
LeMaitre Vascular, Inc.	686	56,972
Merit Medical Systems, Inc.†	1,938	181,164
Neogen Corp.†	6,575	31,429
OmniAb, Inc.†	2,581	4,491
Omnicell, Inc.†	1,561	45,893
OraSure Technologies, Inc.†	23,933	71,799
PROCEPT BioRobotics Corp.†	2,500	144,000
Pulmonx Corp.†	9,407	24,364
QuidelOrtho Corp.†	2,209	63,663
Repligen Corp.†	1,999	248,636
SI-BONE, Inc.†	2,037	38,336
STAAR Surgical Co.†	1,653	27,737
Tandem Diabetes Care, Inc.†	2,200	41,008
Teleflex, Inc.	1,450	171,622
TransMedics Group, Inc.†	2,888	387,021
Treace Medical Concepts, Inc.†	27,071	159,178
Twist Bioscience Corp.†	340	12,509
UFP Technologies, Inc.†	238	58,110
		6,974,410
Healthcare-Services — 1.5%
Addus HomeCare Corp.†	820	94,456
Astrana Health, Inc.†	1,385	34,459
Brookdale Senior Living, Inc.†	10,426	72,565
Concentra Group Holdings Parent, Inc.	7,117	146,397
CorVel Corp.†	1,459	149,956
Enhabit, Inc.†	9,576	92,312
Ensign Group, Inc.	1,234	190,357
Fortrea Holdings, Inc.†	3,116	15,393
National HealthCare Corp.	771	82,505
Oscar Health, Inc., Class A†	5,331	114,296
Pediatrix Medical Group, Inc. †	2,791	40,051
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Privia Health Group, Inc.†	3,472	$ 79,856
RadNet, Inc.†	2,166	123,267
Select Medical Holdings Corp.	3,416	51,855
Surgery Partners, Inc.†	765	17,006
U.S. Physical Therapy, Inc.	8,280	647,496
		1,952,227
Home Builders — 1.7%
Cavco Industries, Inc.†	1,978	859,303
Century Communities, Inc.	1,476	83,128
Champion Homes, Inc.†	2,180	136,490
Dream Finders Homes, Inc., Class A†	949	23,849
Green Brick Partners, Inc.†	1,929	121,296
Installed Building Products, Inc.	747	134,699
KB Home	1,061	56,201
LCI Industries	828	75,505
LGI Homes, Inc.†	668	34,415
M/I Homes, Inc.†	1,334	149,568
Meritage Homes Corp.	3,295	220,666
Taylor Morrison Home Corp.†	1,123	68,975
Tri Pointe Homes, Inc.†	7,914	252,852
Winnebago Industries, Inc.	895	25,955
		2,242,902
Home Furnishings — 0.6%
Ethan Allen Interiors, Inc.	711	19,801
Leggett & Platt, Inc.	4,475	39,917
MillerKnoll, Inc.	6,054	117,569
Sonos, Inc.†	45,478	491,617
Xperi, Inc.†	13,677	108,185
		777,089
Household Products/Wares — 0.2%
Central Garden & Pet Co.†	270	9,499
Central Garden & Pet Co., Class A†	3,400	106,386
Helen of Troy, Ltd.†	760	21,569
Quanex Building Products Corp.	1,507	28,482
WD-40 Co.	449	102,412
		268,348
Housewares — 0.1%
Newell Brands, Inc.	13,707	74,018
Insurance — 3.5%
AMERISAFE, Inc.	639	27,943
Assured Guaranty, Ltd.	1,512	131,695
Ategrity Specialty Holdings LLC†	9,288	199,878
Axis Capital Holdings, Ltd.	4,737	491,795
Bowhead Specialty Holdings, Inc.†	12,770	479,258
CNO Financial Group, Inc.	3,100	119,598
Essent Group, Ltd.	2,043	124,071
Fidelis Insurance Holdings, Ltd.	4,270	70,797
Genworth Financial, Inc.,†	13,601	105,816
Goosehead Insurance, Inc., Class A	831	87,679
Hamilton Insurance Group, Ltd., Class B†	1,150	24,863
HCI Group, Inc.	300	45,660
Heritage Insurance Holdings, Inc.†	482	12,021
Horace Mann Educators Corp.	1,335	57,365
Jackson Financial, Inc., Class A	1,926	171,010
Kemper Corp.	12,645	816,108
Lemonade, Inc.†	844	36,976
Mercury General Corp.	871	58,653
NMI Holdings, Inc.†	5,512	232,551
Palomar Holdings, Inc.†	1,011	155,947

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
ProAssurance Corp.†	1,667	$ 38,058
Reinsurance Group of America, Inc.	3,744	742,660
RLI Corp.	710	51,276
Safety Insurance Group, Inc.	1,238	98,285
Selective Insurance Group, Inc.	599	51,903
Skyward Specialty Insurance Group, Inc.†	332	19,186
Stewart Information Services Corp.	931	60,608
Trupanion, Inc.†	1,121	62,047
United Fire Group, Inc.	714	20,492
		4,594,199
Internet — 1.3%
Angi, Inc.†	1,388	21,181
Cargurus, Inc.†	6,346	212,401
Cars.com, Inc.†	1,867	22,124
Cogent Communications Holdings, Inc.	1,388	66,915
ePlus, Inc.†	864	62,294
Etsy, Inc.†	3,422	171,647
HealthStream, Inc.	4,836	133,812
Hims & Hers Health, Inc.†	4,948	246,658
IAC, Inc.†	2,158	80,580
Liquidity Services, Inc.†	753	17,763
Magnite, Inc.†	8,503	205,092
QuinStreet, Inc.†	3,518	56,640
RealReal, Inc.†	9,202	44,078
Shutterstock, Inc.	1,558	29,540
Sprinklr, Inc., Class A†	3,718	31,454
TripAdvisor, Inc.†	3,911	51,039
Upwork, Inc.†	1,731	23,265
Yelp, Inc.†	6,413	219,773
Ziff Davis, Inc.†	1,379	41,742
		1,737,998
Investment Companies — 0.8%
Cipher Mining, Inc.†	38,249	182,830
Cleanspark, Inc.†	10,317	113,797
Compass Diversified Holdings	1,066	6,695
Core Scientific, Inc.†	11,691	199,565
HA Sustainable Infrastructure Capital, Inc.	7,741	207,923
Hut 8 Corp.†	1,140	21,204
MARA Holdings, Inc.†	20,810	326,301
Riot Platforms, Inc.†	5,123	57,890
		1,116,205
Iron/Steel — 0.1%
Commercial Metals Co.	3,643	178,179
Leisure Time — 0.6%
Acushnet Holdings Corp.	876	63,790
Life Time Group Holdings, Inc.†	4,224	128,114
Malibu Boats, Inc., Class A†	7,677	240,597
OneSpaWorld Holdings, Ltd.	5,024	102,440
Peloton Interactive, Inc., Class A†	15,485	107,466
Sabre Corp.†	24,429	77,196
Topgolf Callaway Brands Corp.†	4,744	38,189
		757,792
Lodging — 0.0%
Hilton Grand Vacations, Inc.†	921	38,249
Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	755	31,476
Bloom Energy Corp., Class A†	1,304	31,192
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining (continued)
NuScale Power Corp.†	1,059	$ 41,894
Terex Corp.	2,534	118,312
		222,874
Machinery-Diversified — 2.3%
Alamo Group, Inc.	348	75,996
Albany International Corp., Class A	9,004	631,450
Applied Industrial Technologies, Inc.	920	213,854
Cactus, Inc., Class A	10,620	464,306
CSW Industrials, Inc.	551	158,043
DXP Enterprises, Inc.†	724	63,459
Gates Industrial Corp. PLC†	7,558	174,061
Ichor Holdings, Ltd.†	1,114	21,879
Kadant, Inc.	390	123,805
Kornit Digital, Ltd.†	22,316	444,312
Lindsay Corp.	354	51,064
Mueller Water Products, Inc., Class A	5,141	123,590
Tennant Co.	616	47,728
Thermon Group Holdings, Inc.†	2,512	70,537
Watts Water Technologies, Inc., Class A	1,022	251,300
Zurn Elkay Water Solutions Corp.	4,638	169,612
		3,084,996
Media — 0.2%
AMC Networks, Inc., Class A†	558	3,499
Cable One, Inc.	153	20,779
Gray Media, Inc.	2,010	9,105
Scholastic Corp.	2,528	53,038
TEGNA, Inc.	5,274	88,392
Thryv Holdings, Inc.†	4,246	51,631
		226,444
Metal Fabricate/Hardware — 0.6%
AZZ, Inc.	982	92,779
Helios Technologies, Inc.	8,399	280,275
Metallus, Inc.†	1,200	18,492
Mueller Industries, Inc.	3,012	239,364
Olympic Steel, Inc.	399	13,003
Proto Labs, Inc.†	781	31,271
Standex International Corp.	399	62,436
Worthington Enterprises, Inc.	1,007	64,085
Worthington Steel, Inc.	1,118	33,350
		835,055
Mining — 0.5%
Century Aluminum Co.†	1,715	30,904
Coeur Mining, Inc.†	15,176	134,460
Constellium SE†	13,656	181,625
Hecla Mining Co.	10,071	60,325
Kaiser Aluminum Corp.	530	42,347
MP Materials Corp.†	3,969	132,049
SSR Mining, Inc.†	3,619	46,106
Uranium Energy Corp.†	12,644	85,979
		713,795
Miscellaneous Manufacturing — 1.4%
Enpro, Inc.	3,866	740,532
Federal Signal Corp.	2,001	212,946
Hillenbrand, Inc.	2,300	46,161
JBT Marel Corp.	1,518	182,555
Materion Corp.	6,519	517,413
Park Aerospace Corp.	943	13,928
Sight Sciences, Inc.†	792	3,271

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
Sturm Ruger & Co., Inc.	528	$ 18,955
Trinity Industries, Inc.	2,678	72,333
		1,808,094
Multi-National — 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	1,970	79,391
Office Furnishings — 0.3%
HNI Corp.	1,542	75,836
Interface, Inc.	14,835	310,497
Steelcase, Inc., Class A	6,743	70,329
		456,662
Office/Business Equipment — 0.0%
Xerox Holdings Corp.	3,839	20,232
Oil & Gas — 1.9%
California Resources Corp.	2,303	105,178
Chord Energy Corp.	422	40,871
CNX Resources Corp.†	1,329	44,761
Comstock Resources, Inc.†	2,980	82,457
Crescent Energy Co., Class A	5,995	51,557
CVR Energy, Inc.	2,272	61,003
Delek US Holdings, Inc.	882	18,681
Gulfport Energy Corp.†	2,620	527,065
Helmerich & Payne, Inc.	3,245	49,194
Magnolia Oil & Gas Corp., Class A	6,133	137,870
Matador Resources Co.	2,071	98,828
Murphy Oil Corp.	2,995	67,387
Noble Corp. PLC	1,646	43,701
Northern Oil & Gas, Inc.	3,253	92,223
Ovintiv, Inc.	2,047	77,888
Par Pacific Holdings, Inc.†	2,516	66,749
Patterson-UTI Energy, Inc.	19,662	116,596
Permian Resources Corp.	43,208	588,493
SM Energy Co.	5,956	147,173
Talos Energy, Inc.†	4,078	34,581
Vital Energy, Inc.†	907	14,594
Weatherford International PLC	765	38,487
		2,505,337
Oil & Gas Services — 1.2%
Archrock, Inc.	5,798	143,964
Atlas Energy Solutions, Inc.	2,415	32,289
Bristow Group, Inc.†	1,503	49,554
ChampionX Corp.	6,679	165,906
Core Laboratories, Inc.	1,450	16,704
DNOW, Inc.†	12,100	179,443
Expro Group Holdings NV†	480	4,123
Flowco Holdings, Inc., Class A	18,011	320,776
Forum Energy Technologies, Inc.†	801	15,595
Helix Energy Solutions Group, Inc.†	4,674	29,166
Innovex International, Inc.†	1,204	18,807
Liberty Energy, Inc.	15,604	179,134
Matrix Service Co.†	2,835	38,301
Oceaneering International, Inc.†	6,864	142,222
Oil States International, Inc.†	10,762	57,684
ProPetro Holding Corp.†	6,229	37,187
Ranger Energy Services, Inc., Class A	3,987	47,605
RPC, Inc.	3,004	14,209
Select Water Solutions, Inc.	5,709	49,326
Tidewater, Inc.†	1,507	69,518
		1,611,513
Security Description	Shares or Principal Amount	Value

Packaging & Containers — 0.6%
Graphic Packaging Holding Co.	17,392	$ 366,449
Greif, Inc., Class A	1,520	98,785
O-I Glass, Inc.†	10,615	156,465
Sealed Air Corp.	4,870	151,116
		772,815
Pharmaceuticals — 1.7%
AdaptHealth Corp.†	3,381	31,883
Alkermes PLC†	10,882	311,334
Amphastar Pharmaceuticals, Inc.†	1,198	27,506
BellRing Brands, Inc.†	352	20,391
Catalyst Pharmaceuticals, Inc.†	8,347	181,130
Collegium Pharmaceutical, Inc.†	1,055	31,196
Corcept Therapeutics, Inc.†	4,834	354,816
Harmony Biosciences Holdings, Inc.†	1,272	40,195
Madrigal Pharmaceuticals, Inc.†	555	167,965
Mirum Pharmaceuticals, Inc.†	3,447	175,418
Nature's Sunshine Products, Inc.†	1,588	23,486
Option Care Health, Inc.†	4,024	130,699
Organon & Co.	8,632	83,558
ORIC Pharmaceuticals, Inc.†	14,033	142,435
Owens & Minor, Inc.†	2,448	22,277
Pacira BioSciences, Inc.†	1,532	36,615
Phibro Animal Health Corp., Class A	629	16,065
Premier, Inc., Class A	2,727	59,803
Protagonist Therapeutics, Inc.†	6,852	378,710
Supernus Pharmaceuticals, Inc.†	1,838	57,934
USANA Health Sciences, Inc.†	358	10,930
		2,304,346
Pipelines — 0.0%
Excelerate Energy, Inc., Class A	2,010	58,933
Private Equity — 0.2%
P10, Inc., Class A	19,957	203,961
Real Estate — 0.8%
Cushman & Wakefield PLC†	1,632	18,066
eXp World Holdings, Inc.	2,974	27,063
Kennedy-Wilson Holdings, Inc.	3,961	26,935
Marcus & Millichap, Inc.	801	24,599
McGrath RentCorp	6,731	780,527
Newmark Group, Inc., Class A	5,857	71,163
Real Brokerage, Inc.†	10,274	46,336
St. Joe Co.	1,242	59,243
		1,053,932
REITS — 5.6%
Acadia Realty Trust	4,337	80,538
Alexander & Baldwin, Inc.	9,475	168,939
American Assets Trust, Inc.	1,582	31,244
American Healthcare REIT, Inc.	415	15,247
Apollo Commercial Real Estate Finance, Inc.	4,272	41,353
Apple Hospitality REIT, Inc.	7,261	84,736
Armada Hoffler Properties, Inc.	3,293	22,623
ARMOUR Residential REIT, Inc.	2,707	45,505
Blackstone Mtg. Trust, Inc., Class A	5,603	107,858
Brandywine Realty Trust	5,502	23,604
BrightSpire Capital, Inc.	8,637	43,617
Broadstone Net Lease, Inc.	5,932	95,209
CareTrust REIT, Inc.	10,796	330,358
Centerspace	554	33,345
Chatham Lodging Trust	10,504	73,213
City Office REIT, Inc.	1,515	8,090
Community Healthcare Trust, Inc.	694	11,541

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
COPT Defense Properties	6,776	$ 186,882
Curbline Properties Corp.	5,513	125,862
DiamondRock Hospitality Co.	14,884	114,011
Douglas Emmett, Inc.	30,850	463,984
Easterly Government Properties, Inc.	1,397	31,013
Ellington Financial, Inc.	3,039	39,477
Elme Communities	2,930	46,587
Empire State Realty Trust, Inc., Class A	5,102	41,275
Essential Properties Realty Trust, Inc.	10,377	331,130
Four Corners Property Trust, Inc.	3,328	89,556
Franklin BSP Realty Trust, Inc.	2,655	28,382
Getty Realty Corp.	1,622	44,832
Global Net Lease, Inc.	6,348	47,927
Highwoods Properties, Inc.	3,538	109,996
Independence Realty Trust, Inc.	4,071	72,016
Innovative Industrial Properties, Inc.	919	50,747
InvenTrust Properties Corp.	2,674	73,268
Kite Realty Group Trust	3,219	72,910
KKR Real Estate Finance Trust, Inc.	1,805	15,830
Ladder Capital Corp.	16,994	182,685
LTC Properties, Inc.	1,530	52,953
LXP Industrial Trust	18,910	156,197
Macerich Co.	8,330	134,779
Medical Properties Trust, Inc.	19,690	84,864
MFA Financial, Inc.	1,625	15,373
Millrose Properties, Inc.	3,938	112,272
New York Mtg. Trust, Inc.	7,643	51,208
NexPoint Residential Trust, Inc.	702	23,391
Outfront Media, Inc.	4,618	75,366
Pebblebrook Hotel Trust	3,869	38,651
PennyMac Mtg. Investment Trust	2,911	37,435
Phillips Edison & Co., Inc.	8,876	310,926
Piedmont Office Realty Trust, Inc., Class A	7,381	53,807
Plymouth Industrial REIT, Inc.	3,054	49,047
PotlatchDeltic Corp.	5,852	224,541
Ready Capital Corp.	5,691	24,870
Redwood Trust, Inc.	6,523	38,551
Ryman Hospitality Properties, Inc.	4,336	427,833
Sabra Health Care REIT, Inc.	3,909	72,082
Safehold, Inc.	1,533	23,853
Saul Centers, Inc.	405	13,827
SITE Centers Corp.	1,470	16,626
SL Green Realty Corp.	3,427	212,131
Smartstop Self Storage REIT, Inc.	12,188	441,571
Summit Hotel Properties, Inc.	3,363	17,118
Sunstone Hotel Investors, Inc.	6,526	56,646
Tanger, Inc.	3,748	114,614
Terreno Realty Corp.	12,995	728,630
TPG RE Finance Trust, Inc.	3,314	25,584
Two Harbors Investment Corp.	3,475	37,426
UMH Properties, Inc.	830	13,936
Uniti Group, Inc.	7,869	33,994
Universal Health Realty Income Trust	443	17,707
Urban Edge Properties	4,127	77,010
Veris Residential, Inc.	3,711	55,257
Whitestone REIT	1,470	18,346
Xenia Hotels & Resorts, Inc.	11,896	149,533
		7,423,345
Retail — 3.9%
Abercrombie & Fitch Co., Class A†	1,380	114,333
Academy Sports & Outdoors, Inc.	2,203	98,716
Security Description	Shares or Principal Amount	Value

Retail (continued)
Advance Auto Parts, Inc.	2,699	$ 125,477
American Eagle Outfitters, Inc.	11,070	106,493
Arko Corp.	4,219	17,846
Asbury Automotive Group, Inc.†	1,106	263,825
Biglari Holdings, Inc., Class B†	255	74,514
BJ's Restaurants, Inc.†	1,832	81,707
Bloomin' Brands, Inc.	2,510	21,611
BlueLinx Holdings, Inc.†	316	23,504
Boot Barn Holdings, Inc.†	1,686	256,272
Brinker International, Inc.†	2,228	401,775
Buckle, Inc.	1,004	45,531
Caleres, Inc.	1,118	13,662
Cheesecake Factory, Inc.	1,509	94,554
Cracker Barrel Old Country Store, Inc.	741	45,260
Dave & Buster's Entertainment, Inc.†	916	27,553
EVgo, Inc.†	11,277	41,161
FirstCash Holdings, Inc.	327	44,191
Foot Locker, Inc.†	2,767	67,792
Freshpet, Inc.†	1,614	109,688
GMS, Inc.†	1,271	138,221
Group 1 Automotive, Inc.	1,812	791,319
Guess?, Inc.	914	11,050
Jack in the Box, Inc.	4,114	71,831
Kohl's Corp.	3,586	30,409
Kura Sushi USA, Inc., Class A†	841	72,393
La-Z-Boy, Inc.	1,351	50,217
MarineMax, Inc.†	613	15,411
National Vision Holdings, Inc.†	2,567	59,067
Papa John's International, Inc.	1,478	72,333
Patrick Industries, Inc.	6,386	589,236
PC Connection, Inc.	390	25,654
Portillo's, Inc., Class A†	5,053	58,969
PriceSmart, Inc.	817	85,818
Sally Beauty Holdings, Inc.†	3,394	31,428
Shake Shack, Inc., Class A†	2,368	332,941
Shoe Carnival, Inc.	527	9,860
Signet Jewelers, Ltd.	1,405	111,768
Sonic Automotive, Inc., Class A	1,347	107,666
Urban Outfitters, Inc.†	4,776	346,451
Victoria's Secret & Co.†	4,575	84,729
		5,172,236
Savings & Loans — 0.6%
Axos Financial, Inc.†	3,214	244,393
Banc of California, Inc.	10,215	143,521
Brookline Bancorp, Inc.	4,290	45,259
Capitol Federal Financial, Inc.	5,428	33,111
HomeTrust Bancshares, Inc.	263	9,839
Northwest Bancshares, Inc.	4,244	54,238
OceanFirst Financial Corp.	6,367	112,123
Pacific Premier Bancorp, Inc.	3,189	67,256
Southern Missouri Bancorp, Inc.	343	18,789
WSFS Financial Corp.	434	23,870
		752,399
Semiconductors — 2.3%
Alpha & Omega Semiconductor, Ltd.†	1,577	40,466
Ambarella, Inc.†	726	47,963
Axcelis Technologies, Inc.†	1,301	90,667
CEVA, Inc.†	813	17,870
Cohu, Inc.†	1,562	30,053
Diodes, Inc.†	1,523	80,551
FormFactor, Inc.†	5,404	185,952

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Impinj, Inc.†	769	$ 85,413
Kulicke & Soffa Industries, Inc.	1,732	59,927
MACOM Technology Solutions Holdings, Inc.†	5,409	775,056
MaxLinear, Inc.†	3,820	54,282
Navitas Semiconductor Corp.†	11,914	78,037
Onto Innovation, Inc.†	520	52,483
Penguin Solutions, Inc.	4,825	95,583
Photronics, Inc.†	2,108	39,694
Qorvo, Inc.†	3,065	260,249
Rambus, Inc.†	5,118	327,654
Semtech Corp.†	11,562	521,909
SiTime Corp.†	689	146,812
Ultra Clean Holdings, Inc.†	2,237	50,489
Veeco Instruments, Inc.†	1,942	39,461
		3,080,571
Software — 5.5%
ACI Worldwide, Inc.†	3,442	158,022
ACV Auctions, Inc., Class A†	8,849	143,531
Adeia, Inc.	3,561	50,353
Agilysys, Inc.†	1,410	161,642
Appian Corp., Class A†	1,897	56,644
Asana, Inc., Class A†	4,240	57,240
BigBear.ai Holdings, Inc.†	22,544	153,074
BlackLine, Inc.†	3,001	169,917
Box, Inc., Class A†	35,586	1,215,974
Braze, Inc., Class A†	1,418	39,846
CCC Intelligent Solutions Holdings, Inc.†	49,368	464,553
Clear Secure, Inc., Class A	3,028	84,057
Clearwater Analytics Holdings, Inc., Class A†	6,554	143,729
Commvault Systems, Inc.†	3,018	526,128
Consensus Cloud Solutions, Inc.†	3,710	85,553
CSG Systems International, Inc.	903	58,975
Digi International, Inc.†	1,238	43,157
Digital Turbine, Inc.†	6,420	37,878
DigitalOcean Holdings, Inc.†	2,061	58,862
Donnelley Financial Solutions, Inc.†	2,624	161,770
DoubleVerify Holdings, Inc.†	4,467	66,871
Freshworks, Inc., Class A†	8,786	130,999
GigaCloud Technology, Inc., Class A†	2,388	47,235
Health Catalyst, Inc.†	11,617	43,796
Hinge Health, Inc., Class A†	3,087	159,752
IBEX Holdings, Ltd.†	3,320	96,612
IonQ, Inc.†	7,403	318,107
LiveRamp Holdings, Inc.†	30,278	1,000,385
N-able, Inc.†	2,379	19,270
ON24, Inc.†	17,719	96,214
Onestream, Inc.†	545	15,423
Pagaya Technologies, Ltd., Class A†	4,126	87,966
PDF Solutions, Inc.†	1,037	22,171
Phreesia, Inc.†	20,517	583,914
Planet Labs PBC†	2,988	18,227
Porch Group, Inc.†	3,549	41,843
Progress Software Corp.	1,422	90,780
PubMatic, Inc., Class A†	6,860	85,338
Sapiens International Corp. NV	2,014	58,909
Schrodinger, Inc.†	1,822	36,659
Simulations Plus, Inc.	558	9,737
SPS Commerce, Inc.†	1,510	205,496
Teradata Corp.†	3,125	69,719
Zeta Global Holdings Corp., Class A†	3,137	48,592
		7,224,920
Security Description	Shares or Principal Amount	Value

Telecommunications — 3.5%
A10 Networks, Inc.	3,461	$ 66,970
ADTRAN Holdings, Inc.†	6,447	57,830
BlackSky Technology, Inc.†	3,581	73,697
Calix, Inc.†	1,910	101,593
Ciena Corp.†	6,899	561,096
Clearfield, Inc.†	3,808	165,305
CommScope Holding Co., Inc.†	6,289	52,073
Credo Technology Group Holding, Ltd.†	4,087	378,415
DigitalBridge Group, Inc.	3,000	31,050
Extreme Networks, Inc.†	6,951	124,770
Globalstar, Inc.†	748	17,615
Gogo, Inc.†	3,339	49,017
Harmonic, Inc.†	3,606	34,149
InterDigital, Inc.	1,844	413,480
Iridium Communications, Inc.	26,338	794,617
Lumen Technologies, Inc.†	63,958	280,136
NETGEAR, Inc.†	2,052	59,652
Ooma, Inc.†	5,864	75,646
Shenandoah Telecommunications Co.	1,446	19,752
Spok Holdings, Inc.	1,690	29,879
Telephone & Data Systems, Inc.	4,932	175,481
Viasat, Inc.†	2,788	40,705
Viavi Solutions, Inc.†	106,173	1,069,162
		4,672,090
Textiles — 0.1%
UniFirst Corp.	492	92,604
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	9,418	44,830
Transportation — 0.9%
ArcBest Corp.	1,404	108,122
Costamare, Inc.	7,223	65,802
CryoPort, Inc.†	4,168	31,093
Dorian LPG, Ltd.	1,237	30,158
Forward Air Corp.†	715	17,546
Heartland Express, Inc.	1,442	12,459
Hub Group, Inc., Class A	1,991	66,559
International Seaways, Inc.	2,042	74,492
Marten Transport, Ltd.	1,841	23,915
Matson, Inc.	1,987	221,252
Radiant Logistics, Inc.†	4,351	26,454
RXO, Inc.†	4,761	74,843
Safe Bulkers, Inc.	3,696	13,343
Schneider National, Inc., Class B	1,575	38,036
Scorpio Tankers, Inc.	136	5,322
Teekay Corp., Ltd.	12,362	101,986
Teekay Tankers, Ltd., Class A	2,833	118,193
Werner Enterprises, Inc.	2,045	55,951
World Kinect Corp.	4,755	134,804
		1,220,330
Trucking & Leasing — 0.1%
GATX Corp.	318	48,832
Greenbrier Cos., Inc.	1,148	52,865
		101,697
Water — 0.3%
American States Water Co.	1,720	131,855
California Water Service Group	1,955	88,913
Consolidated Water Co., Ltd.	4,691	140,824

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water (continued)
H2O America	1,014	$ 52,698
Middlesex Water Co.	593	32,129
		446,419
Total Long-Term Investment Securities (cost $112,503,045)		127,928,078
SHORT-TERM INVESTMENTS — 2.1%
Unaffiliated Investment Companies — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27%(1) (cost $2,790,329)	2,790,329	2,790,329
TOTAL INVESTMENTS (cost $115,293,374)	98.6%	130,718,407
Other assets less liabilities	1.4	1,807,270
NET ASSETS	100.0%	$132,525,677
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of June 30, 2025.
Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Savings & Loans
Goldman Sachs and Co. LLC	WSFS Financial Corp.	1,880	4.53%	Monthly	08/18/2026	$ 96,482	$ 6,918	$ 6,918
HSBC Holdings	Berkshire Hills Bancorp, Inc.	1,475	4.73	Monthly	02/09/2028	37,155	(221)	(221)
HSBC Holdings	WaFd, Inc.	2,655	4.73	Monthly	02/09/2028	77,075	664	664
JPMorgan Securities, LLC	Provident Financial Services, Inc.	4,374	4.73	Monthly	02/11/2026	73,789	2,887	2,887
							10,248	10,248
Banks
Bank of America Merrill Lynch	Fulton Financial Corp.	6,061	4.53	Monthly	02/16/2028	104,128	5,212	5,212
BNP Paribas	Central Pacific Financial Corp.	857	4.53	Monthly	05/24/2027	22,920	1,101	1,101
BNP Paribas	Cathay General Bancorp	13	4.53	Monthly	05/24/2027	568	24	24
BNP Paribas	First BanCorp	5,192	4.53	Monthly	05/24/2027	105,741	2,409	2,409
Goldman Sachs and Co. LLC	Preferred Bank	367	4.53	Monthly	08/18/2026	29,668	2,094	2,094
HSBC Holdings	OFG Bancorp	1,487	4.73	Monthly	02/09/2028	62,157	1,487	1,487
							12,327	12,327
Office/Business Equipment
Goldman Sachs and Co. LLC	Pitney Bowes, Inc.	5,299	4.53	Monthly	08/18/2026	55,799	2,013	2,013
Diversified Financial Services
BNP Paribas	Bread Financial Holdings, Inc.	1,542	4.53	Monthly	05/24/2027	79,102	8,977	8,977
BNP Paribas	Moelis & Co., Class A	2,457	4.53	Monthly	05/24/2027	139,477	13,643	13,643
							22,620	22,620
REITS
BNP Paribas	Arbor Realty Trust, Inc.	6,322	4.53	Monthly	05/24/2027	57,457	10,188	10,188
BNP Paribas	JBG SMITH Properties	2,419	4.53	Monthly	05/24/2027	39,667	2,182	2,182
HSBC Holdings	Douglas Emmett, Inc.	594	4.73	Monthly	02/09/2028	8,684	250	250
							12,620	12,620
Insurance
Bank of America Merrill Lynch	Jackson Financial, Inc., Class A	2,366	4.53	Monthly	02/16/2028	198,129	11,948	11,948
Goldman Sachs and Co. LLC	Employers Holdings, Inc.	800	4.53	Monthly	08/18/2026	37,480	264	264
Goldman Sachs and Co. LLC	Lincoln National Corp.	5,663	4.53	Monthly	08/18/2026	187,445	8,495	8,495
HSBC Holdings	SiriusPoint, Ltd.	3,093	4.73	Monthly	02/09/2028	59,571	3,495	3,495
							24,202	24,202
Commercial Services
BNP Paribas	Perdoceo Education Corp.	2,008	4.53	Monthly	05/24/2027	62,154	3,487	3,487

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025— (unaudited) — (continued)

Contracts For Difference Swaps — (continued)
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Packaging & Containers
BNP Paribas	Sealed Air Corp.	13	4.53%	Monthly	05/24/2027	$ 413	$ (10)	$ (10)
Chemicals
BNP Paribas	Rogers Corp.	129	4.53	Monthly	05/24/2027	8,596	238	238
							$87,745	$87,745
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
12	Long	E-Mini Russell 2000 Index	September 2025	$1,300,456	$1,315,020	$14,564
19	Long	Micro E-mini Russell 2000 Index	September 2025	206,524	208,212	1,688
						$16,252
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$127,928,078	$—	$—	$127,928,078
Short-Term Investments	2,790,329	—	—	2,790,329
Total Investments at Value	$130,718,407	$—	$—	$130,718,407
Other Financial Instruments:†
Swaps	$—	$87,976	$—	$87,976
Futures Contracts	16,252	—	—	16,252
Total Other Financial Instruments	$16,252	$87,976	$—	$104,228
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$231	$—	$231
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2025 — (unaudited)

Note 1 — Security Valuation
     In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of June 30, 2025, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2025 — (unaudited) — (continued)

Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Portfolios’ fair determinations may vary from fair value determinations made by other funds for the same securities.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SunAmerica Asset Management, LLC (“SAAMCo”) as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Note 2 — Repurchase Agreements
    As of June 30, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	9.36%	$900,000
SA Multi-Managed Large Cap Value Portfolio	1.87	180,000
SA Multi-Managed Mid Cap Growth Portfolio	3.95	380,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Bank of America Securities LLC, dated June 30, 2025, bearing interest at a rate of 4.38% per annum, with a principal amount of $9,614,000, a repurchase price of $9,615,170, and a maturity date of  July 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.80%	12/31/2029	$9,770,000	$9,795,454
    As of June 30, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	9.50%	$950,000
SA Multi-Managed Large Cap Value Portfolio	1.90	190,000
SA Multi-Managed Mid Cap Growth Portfolio	4.10	410,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Barclays Capital, Inc., dated June 30, 2025, bearing interest at a rate of 4.39% per annum, with a principal amount of $10,000,000, a repurchase price of $10,001,219, and a maturity date of July 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.88%	08/15/2028	$10,350,000	$10,196,573
    As of June 30, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	9.35%	$935,000
SA Multi-Managed Large Cap Value Portfolio	1.85	185,000
SA Multi-Managed Mid Cap Growth Portfolio	3.95	395,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2025 — (unaudited) — (continued)

    BNP Paribas SA, dated June 30, 2025, bearing interest at a rate of 4.39% per annum, with a principal amount of $10,000,000, a repurchase price of $10,001,219, and a maturity date of July 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.38%	08/15/2042	$12,069,800	$10,204,920
    As of June 30, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	9.36%	$900,000
SA Multi-Managed Large Cap Value Portfolio	1.87	180,000
SA Multi-Managed Mid Cap Growth Portfolio	3.95	380,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Deutsche Bank AG, dated June 30, 2025, bearing interest at a rate of 4.39% per annum, with a principal amount of $9,613,000, a repurchase price of $9,614,172, and a maturity date of July 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.25%	06/30/2029	$9,631,000	$9,797,645
    As of June 30, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	9.36%	$900,000
SA Multi-Managed Large Cap Value Portfolio	1.87	180,000
SA Multi-Managed Mid Cap Growth Portfolio	3.95	380,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    RBS Securities, Inc., dated June 30, 2025, bearing interest at a rate of 4.38% per annum, with a principal amount of $9,613,000 a repurchase price of $9,614,170, and a maturity date of July 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.13%	02/29/2032	$9,620,000	$9,814,263
Note 3 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2025 — (unaudited) — (continued)

    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Swap Contracts: Certain Portfolios may enter into contract for difference, credit default, inflation, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
    Contracts for Difference: A contract for difference (“CFD”) is a privately negotiated over-the-counter derivative contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. As an over-the-counter derivative contract, CFDs are not traded on an exchange. A CFD offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. When entering into a CFD, the Portfolio attempts to predict either that the price of the underlying security will fall (taking a short position) or that the price of the security will rise (taking a long position). CFDs are subject to illiquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument. CFDs are also subject to the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Portfolio to deposit additional sums to maintain proper margin coverage, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss to the Portfolio. As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss.
    CFD contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2025 — (unaudited) — (continued)

protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
    The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2025 — (unaudited) — (continued)

    A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
    Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
    A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
    The following table represents the Portfolio's objectives for using derivative instruments for the period ended June 30, 2025:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Equity Swap Contracts	Contracts For Difference Swap Contracts
SA American Century Inflation Managed	1	2	—	3	—	—	—
SA Franklin Allocation Moderately Aggressive Portfolio	1, 4	2	5	—	—	5	—
SA Multi-Managed Diversified Fixed Income . . .	1	2	—	—	1	—	—
SA Multi-Managed International Equity	4	—	—	—	—	—	4
SA Multi-Managed Large Cap Growth	4	—	6	—	—	—	—
SA Multi-Managed Large Cap Value	4	2	—	—	—	—	—

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2025 — (unaudited) — (continued)

	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Equity Swap Contracts	Contracts For Difference Swap Contracts
SA Multi-Managed Mid Cap Growth	4	—	—	—	—	—	4
SA Multi-Managed Mid Cap Value	4	—	—	—	—	—	4
SA Multi-Managed Small Cap	4	—	—	—	—	—	4

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.
(3)	To manage inflation risk and the duration of the portfolio.
(4)	To manage exposures in certain securities markets.
(5)	To manage against or gain exposure to certain securities and/or sectors.
(6)	To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.
Note 4 — Transactions with Affiliates
    Transactions in shares of Underlying Portfolios  and affiliated companies for the period ended June 30, 2025 are shown in the tables below.
SA Allocation Aggressive Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$4,250,854	$376,587	$170,259	$(19,411)	$35,700	$4,473,471
SA Columbia Focused Value Portfolio, Class 1	—	—	8,879,148	753,174	340,520	(22,337)	632,198	9,901,663
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	18,202,054	1,724,372	779,611	(196,274)	405,432	19,355,973
SA Multi-Managed International Equity Portfolio, Class 1	—	—	25,091,165	2,540,599	967,792	50,785	2,847,723	29,562,480
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	11,167,645	1,094,331	1,928,708	(598,888)	2,825,069	12,559,449
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	9,732,720	812,635	367,403	(110,124)	402,074	10,469,902
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	4,288,255	376,586	170,260	(124,982)	935,363	5,304,962
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	4,341,471	336,945	152,338	(37,957)	189,082	4,677,203
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	4,577,423	435,808	985,868	(437,710)	603,685	4,193,338
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	5,864,446	2,353,166	6,141,836(1)	(48,366)	(2,027,410)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	18,033,470	2,040,799	777,310	55,452	3,239,801	22,592,212
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	1,974,408	178,384	80,649	(50,022)	139,194	2,161,315
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	4,079,498	356,766	161,299	40,170	456,064	4,771,199
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	10,016,897	891,918	403,247	(74,391)	273,206	10,704,383
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	15,603,381	2,928,444	622,940	134,518	2,703,387	20,746,790
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	7,102,490	634,253	286,753	(59,919)	(102,142)	7,287,929
SA Fixed Income Index Portfolio, Class 1	—	—	9,453,404	1,010,839	457,013	(70,519)	184,610	10,121,321
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	3,103,927	297,306	134,416	(7,743)	55,273	3,314,347
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	17,200,547	1,446,887	654,156	85,893	348,690	18,427,861
SA Franklin Small Company Value Portfolio, Class 1	—	—	2,451,032	217,783	1,687,297	(131,281)	111,595	961,832
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	7,709,893	693,713	313,636	104,154	755,478	8,949,602
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	13,961,664	1,189,221	537,662	36,810	578,583	15,228,616
SA International Index Portfolio, Class 1	—	—	18,717,412	1,506,348	681,039	225,337	1,997,821	21,765,879
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	4,444,272	415,869	2,171,270	(1,644,383)	1,893,380	2,937,868
SA Janus Focused Growth Portfolio, Class 1	—	—	6,593,077	1,378,262	329,418	(83,842)	1,590,911	9,148,990
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	5,430,615	475,689	215,065	18,113	716,617	6,425,969
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	12,969,583	1,090,122	492,857	(71,176)	568,946	14,064,618
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	12,287,538	971,198	1,039,091	19,683	1,444,834	13,684,162
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	21,398,951	3,141,498	922,987	(170,800)	463,150	23,909,812
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	4,998,163	396,407	179,221	(75,372)	990,995	6,130,972
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	937,026	579,281	35,844	2,184	11,730	1,494,377
SA Large Cap Growth Index Portfolio, Class 1	—	—	22,312,983	1,942,396	878,182	171,719	4,296,046	27,844,962
SA Large Cap Index Portfolio, Class 1	—	—	35,031,773	3,091,977	1,397,922	557,773	3,545,403	40,829,004
SA Large Cap Value Index Portfolio, Class 1	—	—	20,293,850	1,744,192	788,572	125,439	571,047	21,945,956
SA MFS Large Cap Growth, Class 1	—	—	15,585,658	6,825,722(1)	1,625,956	(12,951)	3,933,225	24,705,698
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	5,929,777	495,509	224,026	(39,118)	579,205	6,741,347
SA Mid Cap Index Portfolio, Class 1	—	—	4,463,135	277,486	125,456	29,951	286,769	4,931,885
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	14,345,230	1,189,221	537,661	152,710	1,492,559	16,642,059
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	1,169,167	—	—	—	21,167	1,190,334
SA PIMCO RAE International Value Portfolio, Class 1	—	—	5,448,936	1,436,328	210,297	(5,305)	685,100	7,354,762

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2025 — (unaudited) — (continued)

SA Allocation Aggressive Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2025
SA PineBridge High-Yield Bond Portfolio, Class 1	$—	$—	$5,043,383	$455,868	$206,104	$(13,217)	$220,392	$5,500,322
SA Putnam International Value Portfolio, Class 1	—	—	9,816,836	2,373,234	360,755	58,770	1,117,501	13,005,586
SA Small Cap Index Portfolio, Class 1	—	—	3,105,943	316,966	335,860	(116,915)	369,433	3,339,567
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	9,122,634	1,791,106	436,950	146,053	1,886,134	12,508,977
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	11,789,429	1,050,481	474,936	(122,713)	225,395	12,467,656
	$—	$—	$458,321,163	$55,635,676	$31,790,442	$(2,330,202)	$44,500,415	$524,336,610

†	Includes reinvestment of distributions paid.
(1)	Includes amounts relating to fund mergers.
SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$6,955,291	$849,502	$283,405	$(35,559)	$62,780	$7,548,609
SA Columbia Focused Value Portfolio, Class 1	—	—	2,265,835	278,284	92,838	(21,698)	181,442	2,611,025
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	30,091,011	3,925,284	1,309,524	(258,065)	607,448	33,056,154
SA Multi-Managed International Equity Portfolio, Class 1	—	—	5,640,499	844,451	214,997	17,671	651,057	6,938,681
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	2,329,604	476,166	118,856	(27,912)	601,172	3,260,174
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	2,562,693	307,579	102,613	(34,936)	114,577	2,847,300
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,018,098	131,820	43,977	(15,921)	211,090	1,301,110
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	1,126,283	131,819	43,977	(7,295)	48,073	1,254,903
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	1,234,463	172,156	256,488	(115,480)	164,706	1,199,357
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	1,219,783	428,213	1,232,741(1)	(7,679)	(407,576)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	4,024,906	691,894	289,428	(68,763)	823,514	5,182,123
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	903,970	87,880	29,319	(2,471)	42,850	1,002,910
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	494,187	102,526	34,203	5,991	58,236	626,737
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	15,395,702	1,962,643	654,763	(67,199)	376,629	17,013,012
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	3,243,355	662,506	138,248	(10,998)	594,069	4,350,684
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	2,193,287	292,932	97,726	(28,935)	(21,476)	2,338,082
SA Fixed Income Index Portfolio, Class 1	—	—	14,269,959	2,050,522	684,081	(82,011)	255,659	15,810,048
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	5,984,263	761,622	254,087	(15,628)	107,951	6,584,121
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	4,270,325	541,924	180,793	18,435	96,389	4,746,280
SA Franklin Small Company Value Portfolio, Class 1	—	—	533,653	73,231	274,431	13,600	(3,754)	342,299
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	2,824,433	292,932	597,726	176,941	124,727	2,821,307
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	3,138,755	410,104	136,816	7,184	136,446	3,555,673
SA International Index Portfolio, Class 1	—	—	3,849,329	468,691	156,361	10,289	451,380	4,623,328
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	888,532	129,417	592,545	(227,305)	257,638	455,737
SA Janus Focused Growth Portfolio, Class 1	—	—	1,930,772	445,470	106,493	(10,795)	447,348	2,706,302
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	805,794	146,466	48,863	(12,399)	127,221	1,018,219
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	3,978,564	424,751	541,702	(99,693)	245,574	4,007,494
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	2,961,669	336,871	412,385	(35,795)	390,095	3,240,455
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	34,084,778	5,423,270	1,475,659	(188,851)	645,910	38,489,448
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	1,598,481	146,467	48,863	(39,976)	332,897	1,989,006
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	1,740,439	819,699	73,294	4,454	20,193	2,511,491
SA Large Cap Growth Index Portfolio, Class 1	—	—	5,693,444	761,623	254,087	11,606	1,150,447	7,363,033
SA Large Cap Index Portfolio, Class 1	—	—	9,285,732	1,230,313	410,448	121,502	990,124	11,217,223
SA Large Cap Value Index Portfolio, Class 1	—	—	6,228,842	761,622	254,087	31,745	189,179	6,957,301
SA MFS Large Cap Growth, Class 1	—	—	3,946,624	1,287,701(1)	472,518	10,090	882,499	5,654,396
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	2,133,422	278,285	92,840	(18,622)	218,584	2,518,829
SA Mid Cap Index Portfolio, Class 1	—	—	1,425,638	117,172	39,090	17,275	84,806	1,605,801
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	3,083,259	366,165	122,157	574	356,113	3,683,954
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	637,104	—	—	—	11,535	648,639
SA PIMCO RAE International Value Portfolio, Class 1	—	—	1,776,898	448,868	50,295	4,438	212,993	2,392,902
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	7,467,636	966,675	322,495	(19,752)	331,469	8,423,533
SA Putnam International Value Portfolio, Class 1	—	—	2,645,247	471,500	74,368	18,001	278,445	3,338,825
SA Small Cap Index Portfolio, Class 1	—	—	677,887	101,926	33,846	(2,905)	66,416	809,478
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	2,324,619	504,057	126,039	38,581	469,692	3,210,910
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	18,322,123	2,416,688	806,238	(183,455)	345,244	20,094,362

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2025 — (unaudited) — (continued)

SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2025
	$—	$—	$229,207,188	$33,529,687	$13,585,710	$(1,131,721)	$13,331,811	$261,351,255

†	Includes reinvestment of distributions paid.
(1)	Includes amounts relating to fund mergers.
SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$5,639,683	$819,618	$228,868	$(42,524)	$65,844	$6,253,753
SA Columbia Focused Value Portfolio, Class 1	—	—	3,703,556	558,831	156,046	(8,028)	282,568	4,380,881
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	25,794,068	3,725,535	1,040,307	(109,487)	415,692	28,785,501
SA Multi-Managed International Equity Portfolio, Class 1	—	—	8,157,724	1,404,916	322,495	30,016	952,621	10,222,782
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	4,351,028	736,902	1,546,501	(430,233)	1,158,921	4,270,117
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	4,032,351	558,831	156,046	(23,404)	156,157	4,567,889
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,420,416	204,904	57,217	(18,923)	296,877	1,846,057
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	1,789,523	242,160	67,620	(1,202)	69,726	2,032,587
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	2,006,150	316,671	254,902	(111,577)	216,988	2,173,330
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	2,096,601	730,468	2,111,038(1)	(11,734)	(704,297)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	7,146,279	1,609,210	325,028	46,909	1,378,062	9,855,432
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	1,282,833	149,021	41,612	(2,957)	63,143	1,450,428
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	836,951	204,904	57,217	14,818	98,795	1,098,251
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	13,568,369	1,862,768	520,154	(103,202)	380,939	15,188,720
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	5,008,695	1,207,852	201,887	37,481	888,780	6,940,921
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	3,034,846	447,064	124,837	(32,704)	(36,345)	3,288,024
SA Fixed Income Index Portfolio, Class 1	—	—	12,425,424	2,067,672	577,370	(17,805)	172,753	14,070,674
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	4,474,689	633,341	176,852	(10,719)	80,734	5,001,193
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	7,014,726	987,267	275,681	78,622	121,991	7,926,925
SA Franklin Small Company Value Portfolio, Class 1	—	—	746,845	111,766	530,504	23,239	(20,046)	331,300
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	3,603,391	540,203	150,845	46,216	375,472	4,414,437
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	5,526,380	800,990	223,666	13,541	249,698	6,366,943
SA International Index Portfolio, Class 1	—	—	6,708,608	1,026,873	239,271	49,128	787,331	8,332,669
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,609,079	260,787	867,886	(459,705)	552,392	1,094,667
SA Janus Focused Growth Portfolio, Class 1	—	—	2,992,055	969,496	153,377	(37,198)	781,209	4,552,185
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	1,549,366	260,787	72,822	17,955	204,445	1,959,731
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	6,357,022	782,362	718,465	5,101	242,783	6,668,803
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	5,265,210	651,969	882,053	135,909	502,783	5,673,818
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	28,288,946	5,709,855	1,175,547	(139,067)	538,245	33,222,432
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	2,343,309	260,787	72,822	(44,747)	483,523	2,970,050
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	1,589,984	1,223,532	62,418	3,860	21,052	2,776,010
SA Large Cap Growth Index Portfolio, Class 1	—	—	8,545,389	1,603,937	464,107	41,158	1,807,290	11,533,667
SA Large Cap Index Portfolio, Class 1	—	—	13,252,534	1,937,278	540,960	213,640	1,415,091	16,277,583
SA Large Cap Value Index Portfolio, Class 1	—	—	8,724,418	1,117,661	712,092	3,496	310,318	9,443,801
SA MFS Large Cap Growth, Class 1	—	—	6,006,049	2,833,448(1)	1,044,007	42,114	1,498,053	9,335,657
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	3,204,004	428,437	119,635	(22,140)	328,256	3,818,922
SA Mid Cap Index Portfolio, Class 1	—	—	2,088,499	204,904	57,217	12,164	141,615	2,389,965
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	4,845,089	651,969	182,054	2,958	567,235	5,885,197
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	743,517	—	—	—	13,461	756,978
SA PIMCO RAE International Value Portfolio, Class 1	—	—	2,677,319	598,043	86,749	9	314,220	3,502,842
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	6,357,020	931,384	260,077	(9,972)	282,078	7,300,433
SA Putnam International Value Portfolio, Class 1	—	—	4,495,558	947,064	128,361	32,259	484,201	5,830,721
SA Small Cap Index Portfolio, Class 1	—	—	1,105,643	186,277	299,901	(32,651)	100,712	1,060,080
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	3,884,852	899,890	189,788	61,006	808,871	5,464,831
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	15,287,083	2,291,204	639,789	(145,312)	283,245	17,076,431
	$—	$—	$261,581,081	$45,698,838	$18,116,091	$(903,692)	$19,133,482	$307,393,618

†	Includes reinvestment of distributions paid.
(1)	Includes amounts relating to fund mergers.

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2025 — (unaudited) — (continued)

SA Allocation Moderately Aggressive Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$7,725,266	$982,317	$317,190	$(38,458)	$68,927	$8,420,862
SA Columbia Focused Value Portfolio, Class 1	—	—	7,431,378	895,641	289,202	(14,197)	544,903	8,568,523
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	33,653,529	5,478,211	1,446,010	(210,393)	618,658	38,093,995
SA Multi-Managed International Equity Portfolio, Class 1	—	—	19,480,938	2,848,010	774,315	30,140	2,272,872	23,857,645
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	7,690,951	1,290,031	2,084,752	(526,325)	1,970,941	8,340,846
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	8,833,149	1,011,210	326,519	(130,459)	408,386	9,795,767
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	3,221,133	404,484	130,607	(55,146)	677,152	4,117,016
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	3,649,500	462,267	149,265	(6,804)	144,029	4,099,727
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	3,192,923	433,153	537,229	(221,689)	366,590	3,233,748
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	4,342,247	1,512,819	4,373,387(1)	(27,212)	(1,454,467)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	14,781,646	3,171,514	685,562	89,424	2,840,441	20,197,463
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	2,276,341	260,025	83,962	(46,691)	152,762	2,558,475
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	2,784,344	404,484	130,607	10,396	341,699	3,410,316
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	18,378,738	2,224,660	718,341	(97,419)	467,739	20,255,377
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	12,366,258	2,331,776	500,757	125,196	2,110,239	16,432,712
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	6,243,709	808,967	261,215	(30,539)	(112,210)	6,648,712
SA Fixed Income Index Portfolio, Class 1	—	—	17,192,790	2,513,577	811,632	(42,937)	252,784	19,104,582
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	6,111,528	751,183	242,557	(14,874)	109,271	6,714,551
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	13,760,984	1,675,718	541,089	151,807	224,136	15,271,556
SA Franklin Small Company Value Portfolio, Class 1	—	—	2,264,271	288,695	740,585	(164,538)	241,198	1,889,041
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	6,641,150	866,752	279,873	90,278	672,781	7,991,088
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	11,076,419	1,386,800	447,797	25,544	486,929	12,527,895
SA International Index Portfolio, Class 1	—	—	14,837,947	1,733,503	559,746	175,497	1,612,750	17,799,951
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	3,233,967	461,750	1,592,951	(992,909)	1,177,439	2,287,296
SA Janus Focused Growth Portfolio, Class 1	—	—	5,544,626	1,318,922	294,081	(69,946)	1,346,326	7,845,847
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	4,195,863	520,050	167,924	17,401	564,474	5,129,864
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	12,911,635	1,357,910	1,238,469	131,718	360,329	13,523,123
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	10,178,934	1,213,451	891,822	143,930	1,109,677	11,754,170
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	42,038,562	5,613,830	1,651,251	(160,769)	711,133	46,551,505
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	4,367,437	433,377	139,937	(95,114)	905,009	5,470,772
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	2,355,912	888,916	93,292	5,756	26,777	3,184,069
SA Large Cap Growth Index Portfolio, Class 1	—	—	18,886,935	2,311,336	746,328	279,060	3,587,897	24,318,900
SA Large Cap Index Portfolio, Class 1	—	—	27,866,214	3,582,570	1,156,811	524,949	2,841,261	33,658,183
SA Large Cap Value Index Portfolio, Class 1	—	—	17,150,642	2,109,094	681,027	141,613	479,976	19,200,298
SA MFS Large Cap Growth, Class 1	—	—	12,060,049	5,588,956(1)	1,317,013	39,013	3,051,630	19,422,635
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	5,821,073	722,292	233,226	(44,179)	593,757	6,859,717
SA Mid Cap Index Portfolio, Class 1	—	—	3,704,793	317,808	102,620	21,997	246,881	4,188,859
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	11,259,812	1,329,019	429,139	39,440	1,272,469	13,471,601
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	1,275,579	—	—	—	23,094	1,298,673
SA PIMCO RAE International Value Portfolio, Class 1	—	—	5,218,300	1,207,021	199,520	(47)	614,245	6,839,999
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	8,689,315	1,126,776	363,834	731	365,671	9,818,659
SA Putnam International Value Portfolio, Class 1	—	—	9,500,696	1,517,047	283,481	71,437	987,123	11,792,822
SA Small Cap Index Portfolio, Class 1	—	—	2,375,691	346,553	110,145	1,063	223,942	2,837,104
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	7,723,385	1,578,947	378,043	117,539	1,577,733	10,619,561
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	20,825,854	2,744,711	886,265	(157,786)	341,432	22,867,946
	$—	$—	$465,122,413	$70,026,133	$29,389,378	$(914,502)	$37,426,785	$542,271,451

†	Includes reinvestment of distributions paid.
(1)	Includes amounts relating to fund mergers.
    Additional information is available in the Trust’s Annual and Semiannual financial statements which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.